UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21774
                                                    -----------

                        First Trust Exchange-Traded Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (630) 765-8000
                                                           ---------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: June 30, 2015
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund
   Book 1

   First Trust Dow Jones Select MicroCap Index Fund (FDM)

   First Trust Morningstar Dividend Leaders Index Fund (FDL)

   First Trust US IPO Index Fund (FPX)

   First Trust NYSE Arca Biotechnology Index Fund (FBT)

   First Trust Dow Jones Internet Index Fund (FDN)

   First Trust Capital Strength ETF (FTCS)

   First Trust Total US Market AlphaDEX(R) ETF (TUSA)
   (formerly known as First Trust Value Line(R) Equity Allocation Index Fund)

   First Trust Value Line(R) Dividend Index Fund (FVD)

   First Trust Value Line(R) 100 Exchange-Traded Fund (FVL)


------------------
Semi-Annual Report
  June 30, 2015
------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 JUNE 30, 2015

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
   First Trust Dow Jones Select MicroCap Index Fund (FDM)....................  4
   First Trust Morningstar Dividend Leaders Index Fund (FDL).................  6
   First Trust US IPO Index Fund (FPX).......................................  8
   First Trust NYSE Arca Biotechnology Index Fund (FBT)...................... 10
   First Trust Dow Jones Internet Index Fund (FDN)........................... 12
   First Trust Capital Strength ETF (FTCS)................................... 14
   First Trust Total US Market AlphaDEX(R) ETF (TUSA)........................ 16
   First Trust Value Line(R) Dividend Index Fund (FVD)....................... 18
   First Trust Value Line(R) 100 Exchange-Traded Fund (FVL).................. 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
   First Trust Dow Jones Select MicroCap Index Fund (FDM).................... 25
   First Trust Morningstar Dividend Leaders Index Fund (FDL)................. 29
   First Trust US IPO Index Fund (FPX)....................................... 31
   First Trust NYSE Arca Biotechnology Index Fund (FBT)...................... 35
   First Trust Dow Jones Internet Index Fund (FDN)........................... 37
   First Trust Capital Strength ETF (FTCS)................................... 39
   First Trust Total US Market AlphaDEX(R) ETF (TUSA)........................ 41
   First Trust Value Line(R) Dividend Index Fund (FVD)....................... 55
   First Trust Value Line(R) 100 Exchange-Traded Fund (FVL).................. 59
Statements of Assets and Liabilities......................................... 62
Statements of Operations..................................................... 64
Statements of Changes in Net Assets.......................................... 66
Financial Highlights......................................................... 70
Notes to Financial Statements................................................ 75
Additional Information....................................................... 84

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information Section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2015


Dear Shareholders:

Thank you for your investment in First Trust Exchange-Traded Fund (the "Trust").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the six months ended June 30, 2015, including a performance analysis and a market outlook. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates over the next few months.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2015

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 24 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

In early July of 2015, the International Monetary Fund ("IMF") released its latest forecasts for U.S. and global growth. The IMF lowered its 2015 global growth estimate from 3.5% in April 2015 to 3.3%, with growth rebounding to 3.8% in 2016, according to Reuters. Due to the 0.2% decline in real GDP growth in the U.S. in Q1'15, as reported by the Bureau of Economic Analysis, the IMF lowered its 2015 estimate for U.S. growth from 3.1% to 2.5%.

The U.S economic expansion celebrated its sixth anniversary on June 30, 2015. While the pace of economic growth has been described as modest, the U.S. recovery remains on solid footing, in our opinion. A great deal of media attention has been directed towards the Greek debt crisis and the sudden plunge in Chinese equities in late June. Some in the media even went so far as to speculate over whether the events in Greece and China were enough to throw the U.S. into recession. Such thinking is growing more commonplace these days due to globalization. One area in which slower economic growth in China is making an impact is commodities. Now that China's GDP growth rate is closer to 7%, down from 9% to 10% just a few years ago, China's imports of oil, iron ore, steel and aluminum were down in Q1'15.

ETFGI, an industry research group, reported that total assets invested in exchange-traded funds ("ETFs") and other exchange-traded products ("ETPs") reached $2.971 trillion globally in June 2015, up $45.0 billion from March 2015, according to the Financial Times. Hedge Fund Research reported that hedge fund assets totaled $2.969 trillion in June. This is the first time that ETFs/ETPs held more assets than hedge funds.

U.S. STOCKS AND BONDS

In the first half of 2015, all of the major U.S. stock indices posted positive total returns. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were up 1.23%, 4.20%, and 4.16%, respectively, according to Bloomberg. Only five of the 10 major S&P 500(R) Index sectors posted positive total returns. The top performing sectors were Health Care, Consumer Discretionary and Telecommunication Services, up 9.56%, 6.81% and 3.15%, respectively. The worst performing sector indices were Utilities, Energy and Industrials, down 10.67%, 4.68% and 3.06%, respectively.

The estimated earnings growth rates for 2015 for the S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were 2.00%, 20.94% and 14.37%, respectively, as of 7/16/15, according to S&P Dow Jones Indices. The estimated earnings growth rates for 2016 for the S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were 14.56%, 18.76% and 32.08%, respectively.

Since interest rates have remained low, the anticipated "great rotation" of investment capital from bonds to stocks has yet to occur. The Financial Times, however, reported that a survey of 705 institutional investors by asset management consultancy firm Create found that nearly 33% of respondents expect investors to significantly raise their exposure to equities over the next three years, according to ETF Trends.

In the U.S. bond market, the top-performing major debt group in the first half of 2015 was U.S. high yield corporate bonds. The Barclays U.S. Corporate High Yield Index posted a total return of 2.53%. Interest rates at the intermediate part of the yield curve inched a bit higher in the first six months of 2015. The yield on the benchmark 10-Year Treasury note rose by 18 basis points, from 2.17% (12/31/14) to 2.35% (6/30/15).

Economists are still debating when the Federal Reserve will initiate its first rate hike.

FOREIGN STOCKS AND BONDS

The U.S. dollar ("USD") rose 5.78% against a basket of major currencies in the first half of 2015, as measured by the U.S. Dollar Index ("DXY"). The index was up as much as 11.14% in Q1'15, but gave up some of those gains in Q2'15, according to Bloomberg. For the 12-month period ended June 2015, the DXY was up 19.69%. It appears that the U.S. dollar's upward surge may have plateaued in Q2'15, in our opinion. With respect to U.S. investors, a stronger U.S. dollar can negatively impact returns on foreign securities.

Foreign bond indices generated mixed results in the first half of 2015. The Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of 1.49% (USD), while the Barclays Global Aggregate Index of higher quality debt declined by 3.08% (USD). Foreign equities outperformed foreign bonds. The MSCI Emerging Markets Index of stocks posted a total return of 2.95%
(USD), while the MSCI World Index (excluding the U.S.) posted a total return of 4.34% (USD).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

The First Trust Dow Jones Select MicroCap Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Select MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange ("NYSE"), NYSE Amex and The NASDAQ Stock Market, Inc. ("NASDAQ(R)") that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole. The Fund's shares are listed for trading on the NYSE Arca, Inc. ("NYSE Arca"). The first day of secondary market trading in shares of the Fund was September 30, 2005.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL              CUMULATIVE
                                                                                TOTAL RETURNS             TOTAL RETURNS
                                                6 Months     1 Year       5 Years      Inception      5 Years     Inception
                                                  Ended       Ended        Ended       (9/27/05)       Ended       (9/27/05)
                                                 6/30/15     6/30/15      6/30/15     to 6/30/15      6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                                5.20%        9.17%       16.29%         6.68%       112.71%        87.90%
Market Value                                       5.17%        9.17%       16.28%         6.68%       112.54%        87.87%

INDEX PERFORMANCE
Dow Jones Select MicroCap Index(SM)                5.50%        9.77%       17.02%         7.41%       119.40%       100.82%
Russell 2000(R) Index                              4.75%        6.49%       17.08%         8.26%       120.03%       116.99%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   28.95%
Industrials                                  18.44
Consumer Discretionary                       15.31
Information Technology                       13.34
Health Care                                   8.93
Energy                                        3.75
Materials                                     3.49
Consumer Staples                              3.35
Telecommunication Services                    2.41
Utilities                                     2.03
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
AMN Healthcare Services, Inc.                 1.44%
Depomed, Inc.                                 1.24
Stamps.com, Inc.                              1.07
Denny's Corp.                                 0.94
Merit Medical Systems, Inc.                   0.91
Ebix, Inc.                                    0.88
Libbey, Inc.                                  0.87
AMERISAFE, Inc.                               0.86
Smith & Wesson Holding Corp.                  0.86
Cynosure, Inc., Class A                       0.82
                                            -------
      Total                                   9.89%
                                            =======

-------------------
Dow Jones and Dow Jones Select MicroCap Index(SM) are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Select MicroCap Index(SM), is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones Trademark Holdings LLC ("Dow Jones") or their respective affiliates, and SPDJI, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       SEPTEMBER 27, 2005 - JUNE 30, 2015

            First Trust Dow Jones           Dow Jones
               Select MicroCap           Select MicroCap        Russell 2000(R)
                 Index Fund                 Index(SM)                Index
09/05              $10,000                   $10,000                $10,000
12/05               10,374                    10,397                 10,252
06/06               10,968                    11,033                 11,094
12/06               12,001                    12,115                 12,134
06/07               12,746                    12,910                 12,917
12/07               11,278                    11,474                 11,944
06/08                9,896                    10,100                 10,825
12/08                7,520                     7,707                  7,909
06/09                7,362                     7,568                  8,118
12/09                9,087                     9,393                 10,058
06/10                8,833                     9,153                  9,862
12/10               11,427                    11,876                 12,759
06/11               11,811                    12,319                 13,551
12/11               10,435                    10,907                 12,227
06/12               11,107                    11,648                 13,270
12/12               12,091                    12,728                 14,225
06/13               14,055                    14,840                 16,481
12/13               17,328                    18,360                 19,748
06/14               17,212                    18,294                 20,378
12/14               17,861                    19,033                 20,714
06/15               18,790                    20,080                 21,698


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             169             0              0            0
01/01/11 - 12/31/11              87             2              0            0
01/01/12 - 12/31/12              70             0              0            0
01/01/13 - 12/31/13             151             1              0            0
01/01/14 - 12/31/14              93             1              0            0
01/01/15 - 06/30/15              58             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              83             0              0            0
01/01/11 - 12/31/11             161             2              0            0
01/01/12 - 12/31/12             179             1              0            0
01/01/13 - 12/31/13              98             2              0            0
01/01/14 - 12/31/14             158             0              0            0
01/01/15 - 06/30/15              66             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

The First Trust Morningstar Dividend Leaders Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend Leaders Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index offers investors a benchmark for dividend portfolios as well as a means to invest in a portfolio of stocks that have a consistent record of growing dividends as well as the ability to sustain them. The Index consists of the top 100 stocks, based on dividend yield, of the securities listed on one of the three major exchanges (NYSE, NYSE Amex or NASDAQ(R)) that have been selected through the application of Morningstar, Inc.'s proprietary multi-step screening process. The Index is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was March 15, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL              CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year       5 Years      Inception      5 Years     Inception
                                                   Ended       Ended        Ended       (3/9/06)        Ended       (3/9/06)
                                                  6/30/15     6/30/15      6/30/15     to 6/30/15      6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                               -3.03%       -0.69%       15.33%         5.46%       104.07%        64.05%
Market Value                                      -3.03%       -0.73%       15.35%         5.46%       104.21%        64.00%

INDEX PERFORMANCE
Morningstar(R) Dividend Leaders Index(SM)         -2.82%       -0.24%       15.95%         5.98%       109.55%        71.76%
S&P 500(R) Index                                   1.23%        7.42%       17.34%         7.59%       122.47%        97.54%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Staples                             22.16%
Utilities                                    20.45
Telecommunication Services                   15.86
Energy                                       11.75
Industrials                                  11.17
Health Care                                   5.74
Consumer Discretionary                        5.02
Financials                                    3.95
Materials                                     2.23
Information Technology                        1.67
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Exxon Mobil Corp.                             9.99%
AT&T, Inc.                                    8.41
General Electric Co.                          7.52
Verizon Communications, Inc.                  7.44
Procter & Gamble (The) Co.                    6.02
Pfizer, Inc.                                  5.74
Philip Morris International, Inc.             4.92
Coca-Cola (The) Co.                           4.34
Altria Group, Inc.                            3.55
McDonald's Corp.                              2.88
                                            -------
    Total                                    60.81%
                                            =======

-------------------
Morningstar(R) is a service mark of Morningstar, Inc. and has been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MARCH 9, 2006 - JUNE 30, 2015

            First Trust Morningstar     Morningstar(R)
               Dividend Leaders        Dividend Leaders      S&P 500(R)
                  Index Fund               Index(SM)            Index
03/06               $10,000                 $10,000            $10,000
12/06                12,077                  12,110             11,317
06/07                12,392                  12,462             12,104
12/07                10,793                  10,870             11,939
06/08                 7,995                   8,069             10,516
12/08                 7,371                   7,462              7,522
06/09                 6,961                   7,067              7,760
12/09                 8,420                   8,567              9,512
06/10                 8,039                   8,197              8,879
12/10                 9,771                   9,995             10,945
06/11                10,535                  10,806             11,604
12/11                11,182                  11,498             11,176
06/12                12,107                  12,491             12,236
12/12                12,204                  12,620             12,964
06/13                13,908                  14,421             14,756
12/13                14,978                  15,569             17,163
06/14                16,519                  17,221             18,388
12/14                16,919                  17,679             19,513
06/15                16,406                  17,180             19,753

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             185              0             0             0
01/01/11 - 12/31/11             219              0             0             0
01/01/12 - 12/31/12             171              0             0             0
01/01/13 - 12/31/13             171              0             0             0
01/01/14 - 12/31/14             190              0             0             0
01/01/15 - 06/30/15              65              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              66              1             0             0
01/01/11 - 12/31/11              33              0             0             0
01/01/12 - 12/31/12              79              0             0             0
01/01/13 - 12/31/13              81              0             0             0
01/01/14 - 12/31/14              62              0             0             0
01/01/15 - 06/30/15              59              0             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US IPO INDEX FUND (FPX)

The First Trust US IPO Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R)-100 U.S. Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified value-weighted price index measuring the performance of the top 100 U.S. companies ranked quarterly by market capitalization in the IPOX Global Composite Index. The Index utilizes a 10% capping on all constituents and includes the 100 largest, typically best performing and most liquid initial public offerings ("IPOs") of the U.S. companies in the IPOX Global Composite Index. The IPOX Global Composite Index is reconstituted regularly with IPOs being added to the IPOX Global Composite Index at their seventh trading day upon "going public" and automatically exiting after 1,000 trading days or approximately four years thereafter. The Index is reconstituted quarterly to reflect changes in the stock market values of the IPOX Global Composite Index constituents and IPO activity during the past quarter, with potential new companies entering the Index while other companies reaching 1,000 days in the Index automatically drop out. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was April 13, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL              CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year       5 Years      Inception      5 Years     Inception
                                                   Ended       Ended        Ended       (4/12/06)       Ended       (4/12/06)
                                                  6/30/15     6/30/15      6/30/15     to 6/30/15      6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                                8.64%       14.04%       24.84%        12.45%       203.22%       194.93%
Market Value                                       8.58%       13.96%       24.83%        12.45%       203.05%       194.78%

INDEX PERFORMANCE
IPOX(R)-100 U.S. Index                             8.96%       14.71%       25.62%        13.15%       212.82%       212.17%
Russell 3000(R) Index                              1.94%        7.29%       17.54%         7.65%       124.30%        97.25%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       23.11%
Consumer Discretionary                       22.16
Health Care                                  21.17
Financials                                   10.53
Energy                                        9.83
Consumer Staples                              6.55
Industrials                                   4.72
Materials                                     1.20
Telecommunication Services                    0.54
Utilities                                     0.19
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Facebook, Inc., Class A                      10.58%
AbbVie, Inc.                                 10.03
Kraft Foods Group, Inc.                       4.36
Phillips 66                                   3.77
General Motors Co.                            3.47
HCA Holdings, Inc.                            3.25
Fiat Chrysler Automobiles N.V.                2.66
Marathon Petroleum Corp.                      2.46
Synchrony Financial                           2.37
Hilton Worldwide Holdings, Inc.               2.35
                                            -------
    Total                                    45.30%
                                            =======

-------------------
The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US IPO INDEX FUND (FPX) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 12, 2006 - JUNE 30, 2015

           First Trust US IPO         IPOX(R)-100           Russell 3000(R)
               Index Fund             U.S. Index                 Index
04/06            $10,000                $10,000                 $10,000
12/06             11,100                 11,154                  11,064
06/07             12,385                 12,481                  11,851
12/07             12,712                 12,844                  11,633
06/08             11,784                 11,941                  10,348
12/08              7,134                  7,245                   7,293
06/09              8,087                  8,248                   7,599
12/09             10,339                 10,575                   9,360
06/10              9,726                  9,980                   8,794
12/10             12,228                 12,594                  10,945
06/11             13,439                 13,889                  11,640
12/11             12,607                 13,071                  11,057
06/12             14,314                 14,885                  12,088
12/12             16,391                 17,092                  12,873
06/13             19,143                 20,011                  14,683
12/13             24,256                 25,446                  17,192
06/14             25,859                 27,214                  18,385
12/14             27,144                 28,651                  19,350
06/15             29,489                 31,218                  19,725

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             149              0             0             0
01/01/11 - 12/31/11             135              0             0             0
01/01/12 - 12/31/12             149              2             0             0
01/01/13 - 12/31/13             220              0             0             0
01/01/14 - 12/31/14             158              0             0             0
01/01/15 - 06/30/15              91              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             103              0             0             0
01/01/11 - 12/31/11             116              1             0             0
01/01/12 - 12/31/12              97              2             0             0
01/01/13 - 12/31/13              32              0             0             0
01/01/14 - 12/31/14              94              0             0             0
01/01/15 - 06/30/15              33              0             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

The First Trust NYSE Arca Biotechnology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NYSE Arca Biotechnology Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal dollar-weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology and genomics. This Index is rebalanced quarterly based on closing prices on the third Friday in January, April, July and October to ensure that each component stock continues to represent approximately equal weight in the Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL              CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year       5 Years      Inception      5 Years     Inception
                                                   Ended       Ended        Ended       (6/19/06)       Ended       (6/19/06)
                                                  6/30/15     6/30/15      6/30/15     to 6/30/15      6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                               21.68%       50.84%       32.08%        22.57%       301.97%       528.27%
Market Value                                      21.62%       50.77%       32.06%        22.57%       301.71%       528.06%

INDEX PERFORMANCE
NYSE Arca Biotechnology Index(SM)                 21.88%       51.20%       32.72%        23.24%       311.72%       559.83%
NASDAQ(R) Biotechnology Index                     21.79%       44.21%       37.37%        20.70%       389.13%       446.88%
S&P 500(R) Index                                   1.23%        7.42%       17.34%         8.08%       122.47%       101.67%
S&P Composite 1500 Health Care Index              10.20%       24.79%       24.05%        13.07%       193.73%       203.23%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


-----------------------------------------------------------
                                          % OF TOTAL
INDUSTRY CLASSIFICATION              LONG-TERM INVESTMENTS
-----------------------------------------------------------
Biotechnology                                80.17%
Life Sciences Tools & Services               16.45
Pharmaceuticals                               3.38
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Novavax, Inc.                                 4.46%
Seattle Genetics, Inc.                        4.33
Exact Sciences Corp.                          4.02
Gilead Sciences, Inc.                         3.73
Illumina, Inc.                                3.69
Regeneron Pharmaceuticals, Inc.               3.68
BioMarin Pharmaceutical, Inc.                 3.66
Cepheid                                       3.55
Quintiles Transnational Holdings, Inc.        3.52
Nektar Therapeutics                           3.38
                                            -------
    Total                                    38.02%
                                            =======

-------------------
The NYSE Arca Biotechnology Index(SM) is a trademark of NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT) (CONTINUED)

                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                             JUNE 19, 2006 - JUNE 30, 2015

            First Trust NYSE Arca       NYSE Arca              NASDAQ(R)
                Biotechnology         Biotechnology          Biotechnology         S&P 500(R)        S&P Composite 1500
                 Index Fund             Index(SM)                Index                Index          Health Care Index
06/06              $10,000               $10,000                $10,000              $10,000              $10,000
12/06               11,775                11,815                 11,114               11,554               11,194
06/07               12,105                12,179                 11,177               12,358               11,919
12/07               12,205                12,320                 11,630               12,189               12,092
06/08               11,410                11,557                 11,086               10,736               10,593
12/08                9,968                10,138                 10,200                7,679                9,218
06/09               10,722                10,921                 10,491                7,922                9,305
12/09               14,441                14,758                 11,828                9,711               11,132
06/10               15,629                16,026                 11,227                9,065               10,324
12/10               19,768                20,327                 13,726               11,174               11,712
06/11               22,182                22,880                 15,694               11,847               13,374
12/11               16,534                17,096                 15,385               11,410               13,104
06/12               22,185                23,013                 19,204               12,493               14,610
12/12               23,299                24,233                 20,352               13,236               15,510
06/13               29,413                30,705                 25,829               15,066               18,703
12/13               34,975                36,600                 33,787               17,523               22,049
06/14               41,655                43,638                 38,352               18,774               24,298
12/14               51,636                54,137                 45,413               19,923               27,515
06/15               62,831                65,982                 54,688               20,167               30,322

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             165              1             0             1
01/01/11 - 12/31/11             151              1             0             0
01/01/12 - 12/31/12             121              0             0             0
01/01/13 - 12/31/13             204              0             0             0
01/01/14 - 12/31/14             183              0             0             0
01/01/15 - 06/30/15              88              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              83              1             0             1
01/01/11 - 12/31/11             100              0             0             0
01/01/12 - 12/31/12             128              1             0             0
01/01/13 - 12/31/13              48              0             0             0
01/01/14 - 12/31/14              69              0             0             0
01/01/15 - 06/30/15              36              0             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

The First Trust Dow Jones Internet Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index represents companies that generate the majority of their revenues via the Internet. The Index was designed and is maintained according to a set of rules that were devised with the goal of providing clear and accurate views of the growing Internet market segment. The Index aims to consistently represent 80% of the float-adjusted Internet equity universe. The Index contains two sub-indices, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. For its stock to be eligible for the "universe," a company must generate at least 50% of annual sales/revenues from the Internet, and be currently included in the Dow Jones U.S. Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL              CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year       5 Years      Inception      5 Years     Inception
                                                   Ended       Ended        Ended       (6/19/06)       Ended       (6/19/06)
                                                  6/30/15     6/30/15      6/30/15     to 6/30/15      6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                                9.59%       12.80%       23.00%        14.41%       181.55%       237.30%
Market Value                                       9.59%       12.83%       23.06%        14.42%       182.22%       237.40%

INDEX PERFORMANCE
Dow Jones Internet Composite Index(SM)             9.89%       13.31%       23.72%        15.04%       189.84%       254.25%
S&P 500(R) Index                                   1.23%        7.42%       17.34%         8.08%       122.47%       101.67%
S&P Composite 1500 Information
  Technology Index                                 1.30%       11.11%       17.58%        10.60%       124.76%       148.47%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       65.36%
Consumer Discretionary                       25.38
Financials                                    7.31
Health Care                                   1.95
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Facebook, Inc., Class A                       9.92%
Amazon.com, Inc.                              9.34
eBay, Inc.                                    5.94
Priceline Group (The), Inc.                   5.57
Google, Inc., Class A                         4.98
Google, Inc., Class C                         4.82
Netflix, Inc.                                 4.42
salesforce.com, Inc.                          4.31
Yahoo!, Inc.                                  4.20
LinkedIn Corp., Class A                       3.42
                                            -------
    Total                                    56.92%
                                            =======

-------------------
Dow Jones and Dow Jones Internet Composite Index(SM) are products of S&P Dow Jones Indices ("SPDJI") and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Internet Composite Index(SM), is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones Trademark Holdings LLC ("Dow Jones") or their respective affiliates and SPDJI, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN) (CONTINUED)

                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                        JUNE 19, 2006 - JUNE 30, 2015

            First Trust Dow Jones    Dow Jones Internet        S&P 500(R)              S&P Composite 1500
             Internet Index Fund     Composite Index(SM)         Index            Information Technology Index
06/06             $10,000                 $10,000               $10,000                     $10,000
12/06              11,285                  11,315                11,554                      11,574
06/07              12,975                  13,044                12,358                      12,716
12/07              12,545                  12,651                12,189                      13,360
06/08              11,203                  11,327                10,736                      11,638
12/08               7,023                   7,114                 7,679                       7,629
06/09               9,374                   9,524                 7,922                       9,506
12/09              12,587                  12,825                 9,711                      12,286
06/10              11,980                  12,222                 9,065                      11,055
12/10              17,197                  17,603                11,174                      13,776
06/11              18,186                  18,661                11,847                      14,115
12/11              16,209                  16,702                11,410                      13,930
06/12              17,741                  18,335                12,493                      15,702
12/12              19,590                  20,315                13,236                      15,985
06/13              22,779                  23,687                15,065                      17,061
12/13              30,050                  31,357                17,523                      20,620
06/14              29,906                  31,260                18,773                      22,362
12/14              30,779                  32,232                19,922                      24,527
06/15              33,731                  35,420                20,167                      24,846

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             189              0             0             0
01/01/11 - 12/31/11             151              0             0             0
01/01/12 - 12/31/12             122              0             0             0
01/01/13 - 12/31/13             200              0             0             0
01/01/14 - 12/31/14             148              0             0             0
01/01/15 - 06/30/15             106              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              63              0             0             0
01/01/11 - 12/31/11             101              0             0             0
01/01/12 - 12/31/12             128              0             0             0
01/01/13 - 12/31/13              52              0             0             0
01/01/14 - 12/31/14             104              0             0             0
01/01/15 - 06/30/15              18              0             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

The First Trust Capital Strength ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Capital Strength IndexTM (the "Index"). The Index is initially equally-weighted and is made up of the top 50 stocks out of the universe of the largest 500 U.S. companies included in the NASDAQ US Benchmark Index, ranked by one- and three-year daily volatility. Companies with less than $1 billion in cash and short term investments, companies with long-term debt divided by market capitalization greater than 30%, and companies with return on equity less than 15% are excluded from the Index. The Index is reconstituted and rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NASDAQ. The first day of secondary market trading in shares of the Fund was July 11, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL              CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year       5 Years      Inception      5 Years     Inception
                                                   Ended       Ended        Ended       (7/6/06)        Ended       (7/6/06)
                                                  6/30/15     6/30/15      6/30/15     to 6/30/15      6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                               -0.17%        9.17%       17.10%         9.04%       120.23%       117.61%
Market Value                                      -0.30%        9.01%       17.10%         9.04%       120.23%       117.61%

INDEX PERFORMANCE
The Capital Strength Index(TM)*                    0.15%        9.91%          N/A           N/A           N/A           N/A
S&P 500 Value Index                               -0.45%        4.57%       16.01%         6.00%       110.13%        68.83%
S&P 500(R) Index                                   1.23%        7.42%       17.34%         7.78%       122.47%        96.10%
----------------------------------------------------------------------------------------------------------------------------------

* On June 4, 2013, the Fund's underlying index changed from the Credit Suisse U.S. Value Index, Powered by HOLT(TM) to The Capital Strength Index(TM). Therefore, the Fund's performance and total returns shown for the period prior to June 4, 2013, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund's new underlying index had an inception date of March 20, 2013, it was not in existence for all of the periods disclosed.

(See Notes to Fund Performance Overview on page 22.)


-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  22.34%
Consumer Staples                             17.31
Consumer Discretionary                       16.58
Health Care                                  16.00
Financials                                   10.07
Information Technology                       10.04
Materials                                     5.72
Energy                                        1.94
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Pall Corp.                                    2.57%
Starbucks Corp.                               2.28
NIKE, Inc., Class B                           2.22
General Dynamics Corp.                        2.19
Walt Disney (The) Co.                         2.17
Visa, Inc., Class A                           2.11
Progressive (The) Corp.                       2.11
Waters Corp.                                  2.09
Target Corp.                                  2.07
FedEx Corp.                                   2.06
                                            -------
    Total                                    21.87%
                                            =======

-------------------
"Credit Suisse," "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group AG, Credit Suisse Securities
(USA) LLC or one of their affiliates.

The Capital Strength Index(TM) is the trademark (the "Mark") of the NASDAQ OMX Group ("NASDAQ OMX"). The Mark is licensed for use by First Trust Portfolios L.P. The Fund has not been passed on by NASDAQ OMX as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ OMX. The Fund should not be construed in any way as investment advice by NASDAQ OMX. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND OR THE CAPITAL STRENGTH INDEX(TM).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          JULY 6, 2006 - JUNE 30, 2015

            First Trust Capital             S&P 500             S&P 500(R)
               Strength ETF               Value Index             Index
07/06            $10,000                    $10,000              $10,000
12/06             11,074                     11,294               11,235
06/07             12,444                     12,126               12,016
12/07             12,210                     11,519               11,852
06/08             11,253                      9,671               10,440
12/08              7,665                      7,002                7,467
06/09              8,640                      6,903                7,703
12/09             10,686                      8,484                9,443
06/10              9,880                      8,034                8,815
12/10             12,185                      9,765               10,866
06/11             13,144                     10,276               11,520
12/11             11,827                      9,718               11,095
06/12             12,469                     10,585               12,148
12/12             13,890                     11,436               12,871
06/13             16,203                     13,235               14,650
12/13             18,876                     15,093               17,039
06/14             19,929                     16,143               18,256
12/14             21,794                     16,957               19,373
06/15             21,757                     16,881               19,611

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             152              0             0             0
01/01/11 - 12/31/11             129              0             0             0
01/01/12 - 12/31/12             147              0             0             0
01/01/13 - 12/31/13             134              0             0             0
01/01/14 - 12/31/14             108              9             0             0
01/01/15 - 06/30/15              91              2             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             100              0             0             0
01/01/11 - 12/31/11             123              0             0             0
01/01/12 - 12/31/12             103              0             0             0
01/01/13 - 12/31/13             117              1             0             0
01/01/14 - 12/31/14             131              4             0             0
01/01/15 - 06/30/15              28              3             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

The First Trust Total US Market AlphaDEX(R) ETF (formerly the First Trust Value Line(R) Equity Allocation Index Fund) (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Total US Market Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to quantitatively identify and select stocks across market capitalizations (including large-cap, mid-cap and small-cap companies) that exhibit growth and value factors and appear to have the greatest potential for capital appreciation. The Index is a modified equal-dollar weighted index. The Index is reconstituted and balanced on a quarterly basis. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was December 7, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL              CUMULATIVE
                                                                                 TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year       5 Years      Inception      5 Years     Inception
                                                   Ended       Ended        Ended       (12/5/06)       Ended       (12/5/06)
                                                  6/30/15     6/30/15      6/30/15     to 6/30/15      6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                                1.18%       -1.40%       10.77%         4.63%        66.80%        47.31%
Market Value                                       1.68%       -0.92%       10.88%         4.69%        67.62%        48.06%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Total US Market Index*          1.76%          N/A          N/A           N/A           N/A           N/A
Russell 3000(R) Index                              1.94%        7.29%       17.54%         6.99%       124.30%        78.42%
----------------------------------------------------------------------------------------------------------------------------------

* On January 9, 2015, the Fund's underlying index changed from the Value Line(R) Equity Allocation Index to the NASDAQ AlphaDEX(R) Total US Market Index. Therefore, the Fund's performance and total returns shown for the period prior to June 4, 2013, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund's new underlying index had an inception date of September 8, 2014, it was not in existence for all of the periods disclosed.


(See Notes to Fund Performance Overview on page 22.)


-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       19.34%
Information Technology                       14.82
Financials                                   14.35
Industrials                                  12.90
Health Care                                  10.64
Energy                                       10.41
Utilities                                     6.05
Materials                                     5.50
Consumer Staples                              4.89
Telecommunication Services                    1.10
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Cigna Corp.                                   0.53%
Palo Alto Networks, Inc.                      0.51
LyondellBasell Industries N.V., Class A       0.50
Incyte Corp.                                  0.48
CF Industries Holdings, Inc.                  0.48
Electronic Arts, Inc.                         0.48
BioMarin Pharmaceutical, Inc.                 0.46
Discovery Communications, Inc., Class A       0.46
Skyworks Solutions, Inc.                      0.45
O'Reilly Automotive, Inc.                     0.44
                                            -------
    Total                                     4.79%
                                            =======

-------------------
The NASDAQ AlphaDEX(R) Total US Market Index (the "Index") is a trademark of The NASDAQ OMX Group and has been licensed for use by First Trust Portfolios L.P. AlphaDEX(R) is a trademark owned by First Trust Portfolios L.P. and has been licensed to The NASDAQ OMX Group for use in the name of the Index. The First Trust Total US Market AlphaDEX(R) ETF is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group and The NASDAQ OMX Group makes no representation or warranty regarding the advisability of investing in the First Trust Total US Market AlphaDEX(R) ETF or as to the result to be obtained by any person from use of the Index in connection with the trading of the First Trust Total US Market AlphaDEX(R) ETF.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        DECEMBER 5, 2006 - JUNE 30, 2015

            First Trust Total
                US Market            Russell 3000(R)
             AlphaDEX(R) ETF              Index
12/5/06         $10,000                  $10,000
12/06             9,890                   10,008
06/07            10,610                   10,720
12/07            10,350                   10,522
06/08             9,470                    9,360
12/08             6,681                    6,597
06/09             7,037                    6,874
12/09             8,962                    8,466
06/10             8,831                    7,954
12/10            10,741                    9,900
06/11            10,976                   10,529
12/11             9,714                   10,001
06/12             9,883                   10,933
12/12            10,563                   11,643
06/13            12,087                   13,280
12/13            14,223                   15,550
06/14            14,940                   16,629
12/14            14,559                   17,502
06/15            14,731                   17,842

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             156              0             0             0
01/01/11 - 12/31/11             146              1             0             0
01/01/12 - 12/31/12             124              1             0             0
01/01/13 - 12/31/13             140              0             0             0
01/01/14 - 12/31/14             178              0             0             0
01/01/15 - 06/30/15              39             13             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              95              1             0             0
01/01/11 - 12/31/11             105              0             0             0
01/01/12 - 12/31/12             122              3             0             0
01/01/13 - 12/31/13             104              8             0             0
01/01/14 - 12/31/14              68              6             0             0
01/01/15 - 06/30/15              60             12             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

The First Trust Value Line(R) Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks which Value Line, Inc.(R) gives a SafetyTM Ranking of #1 or #2 in the Value Line(R) SafetyTM Ranking System and have the potential to pay above-average dividends and achieve capital appreciation. The Index is rebalanced on a monthly basis. The Fund's shares are listed for trading on the NYSE Arca.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                      CUMULATIVE
                                                                       TOTAL RETURNS                     TOTAL RETURNS
                                       6 Months    1 Year     5 Years    10 Years   Inception   5 Years    10 Years   Inception
                                         Ended      Ended      Ended       Ended    (8/19/03)    Ended       Ended    (8/19/03)
                                        6/30/15    6/30/15    6/30/15     6/30/15  to 6/30/15   6/30/15     6/30/15  to 6/30/15

FUND PERFORMANCE
NAV                                     -2.08%      4.62%     15.80%       8.21%      9.25%    108.20%    120.03%     185.77%
Market Value                            -2.12%      4.48%     15.79%      10.07%      9.25%    108.11%    160.96%     185.64%

INDEX PERFORMANCE
Value Line(R) Dividend Index            -1.70%      5.42%     16.74%         N/A        N/A    116.81%        N/A         N/A
S&P 500(R) Index                         1.23%      7.42%     17.34%       7.89%      8.48%    122.47%    113.77%     162.54%
Dow Jones U.S. Select Dividend
  Index(SM)                             -3.57%      1.25%     16.48%       6.45%        N/A    114.41%     86.89%         N/A
----------------------------------------------------------------------------------------------------------------------------------

  On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) Dividend Fund (the "Predecessor FVD Fund," a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at net asset value ("NAV") include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (12/15/06) through period end (6/30/15) were 76.67% and 77.44% at NAV and Market Value, respectively. That compares to an Index return of 88.85% for the same period. The average annual total returns for the period from the reorganization date (12/15/06) through period end (6/30/15) were 6.89% and 6.95% at NAV and Market Value, respectively. That compares to an Index return of 7.73% for the same period.

  NAV and Market Value returns assume that all distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to December 15, 2006, NAV and Market Value returns assumed that all distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVD Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE Mkt) closing market price of the Predecessor FVD Fund.

(See Notes to Fund Performance Overview on page 22.)


-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                    23.48%
Financials                                   18.00
Consumer Staples                             13.27
Industrials                                  12.24
Information Technology                        9.51
Health Care                                   6.68
Consumer Discretionary                        6.66
Energy                                        5.08
Materials                                     3.00
Telecommunication Services                    2.08
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Deere & Co.                                   0.55%
ConAgra Foods, Inc.                           0.53
AT&T, Inc.                                    0.53
Endurance Specialty Holdings Ltd.             0.53
Eli Lilly and Co.                             0.53
Cracker Barrel Old Country Store, Inc.        0.53
Cullen/Frost Bankers, Inc.                    0.53
Quest Diagnostics, Inc.                       0.53
Watsco, Inc.                                  0.53
MSC Industrial Direct Co., Inc., Class A      0.53
                                            -------
    Total                                     5.32%
                                            =======

-------------------
Value Line is a registered trademark of Value Line, Inc. that is licensed to First Trust on behalf of the Fund. The Fund is not sponsored, recommended, sold, or promoted by Value Line Publishing LLC, Value Line, Inc. or any of their affiliates.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       DECEMBER 31, 2004 - JUNE 30, 2015

            First Trust Value Line(R)      S&P 500(R)      Dow Jones U.S. Select
               Dividend Index Fund           Index          Dividend Index(SM)
12/04               $10,000                 $10,000              $10,000
06/05                10,304                   9,919               10,222
12/05                10,659                  10,491               10,379
06/06                11,272                  10,775               10,899
12/06                12,802                  12,149               12,408
06/07                13,146                  12,995               12,927
12/07                12,364                  12,816               11,767
06/08                11,160                  11,290                9,248
12/08                 9,376                   8,075                8,122
06/09                 9,263                   8,330                7,104
12/09                11,212                  10,211                9,026
06/10                10,889                   9,532                8,909
12/10                13,015                  11,750               10,679
06/11                14,073                  12,457               11,575
12/11                14,190                  11,997               12,005
06/12                15,089                  13,136               12,790
12/12                15,776                  13,918               13,306
06/13                17,967                  15,841               15,149
12/13                19,967                  18,425               17,173
06/14                21,669                  19,741               18,867
12/14                23,151                  20,949               19,810
06/15                22,669                  21,207               19,103

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             180              0             0             0
01/01/11 - 12/31/11             218              1             0             0
01/01/12 - 12/31/12             205              0             0             0
01/01/13 - 12/31/13             238              0             0             0
01/01/14 - 12/31/14             223              0             0             0
01/01/15 - 06/30/15              95              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              72              0             0             0
01/01/11 - 12/31/11              33              0             0             0
01/01/12 - 12/31/12              44              1             0             0
01/01/13 - 12/31/13              14              0             0             0
01/01/14 - 12/31/14              29              0             0             0
01/01/15 - 06/30/15              29              0             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

The First Trust Value Line(R) 100 Exchange-Traded Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) 100 Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-dollar weighted index that is designed to objectively identify and select 100 stocks from the universe of stocks to which Value Line(R) assigns a #1 ranking in the Value Line(R) Timeliness(TM) Ranking System (the "Ranking System"). At any one time only 100 stocks are assigned a #1 ranking in the Ranking System. The Index is rebalanced quarterly. The Fund's shares are listed for trading on the NYSE Arca.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                      CUMULATIVE
                                                                       TOTAL RETURNS                     TOTAL RETURNS
                                       6 Months    1 Year     5 Years    10 Years   Inception   5 Years    10 Years   Inception
                                         Ended      Ended      Ended       Ended    (6/12/03)    Ended       Ended    (6/12/03)
                                        6/30/15    6/30/15    6/30/15     6/30/15  to 6/30/15   6/30/15     6/30/15  to 6/30/15

FUND PERFORMANCE
NAV                                      2.65%      3.13%     15.78%       5.26%      6.40%    108.05%     66.94%     111.15%
Market Value                             2.65%      3.13%     15.77%       6.76%      6.39%    107.95%     92.29%     111.05%

INDEX PERFORMANCE
Value Line(R) 100 Index                  3.12%      4.07%     16.85%         N/A        N/A    117.81%        N/A         N/A
Russell 3000(R)- Index                   1.94%      7.29%     17.54%       8.15%      8.87%    124.30%    118.94%     178.57%
----------------------------------------------------------------------------------------------------------------------------------

  On June 15, 2007, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) 100 Fund (the "Predecessor FVL Fund," a closed-end fund), which had an inception date of June 12, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVL Fund. The inception date of the Index was January 16, 2007. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (06/15/07) through period end (6/30/15) were 28.17% and 28.11% at NAV and Market Value, respectively. That compares to an Index return of 55.40% for that same period. The average annual total returns for the period from the reorganization date (6/15/07) through period end (6/30/15) were 3.13% and 3.13% at NAV and Market Value, respectively. That compares to an Index return of 5.32% for the same period.

  NAV and Market Value returns assume that all distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to June 15, 2007, NAV and Market Value returns assumed that all distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVL Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE Mkt) closing market price of the Predecessor FVL Fund.

(See Notes to Fund Performance Overview on page 22.)


-----------------------------------------------------------
                                          % OF TOTAL
 SECTOR CLASSIFICATION               LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  31.64%
Consumer Discretionary                       23.44
Health Care                                  12.55
Financials                                    7.92
Materials                                     7.92
Consumer Staples                              7.76
Information Technology                        5.88
Utilities                                     1.93
Telecommunication Services                    0.96
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
HCA Holdings, Inc.                            1.47%
Kroger (The) Co.                              1.42
Cal-Maine Foods, Inc.                         1.40
Stantec, Inc.                                 1.33
Alaska Air Group, Inc.                        1.32
Casey's General Stores, Inc.                  1.21
United Continental Holdings, Inc.             1.17
Advance Auto Parts, Inc.                      1.15
Universal Health Services, Inc., Class B      1.14
Aon PLC                                       1.13
                                            -------
    Total                                    12.74%
                                            =======

-------------------
Value Line is a registered trademark of Value Line, Inc. that is licensed to First Trust on behalf of the Fund. The Fund is not sponsored, recommended, sold, or promoted by Value Line Publishing LLC, Value Line, Inc. or any of their affiliates.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL) (CONTINUED)

     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
          DECEMBER 31, 2004 - JUNE 30, 2015

                First Trust
             Value Line(R) 100         Russell 3000(R)
            Exchange-Traded Fund            Index
12/04             $10,000                  $10,000
06/05              10,104                    9,999
12/05              11,185                   10,613
06/06              11,426                   10,956
12/06              11,699                   12,281
06/07              13,065                   13,155
12/07              14,028                   12,913
06/08              12,830                   11,486
12/08               7,253                    8,095
06/09               6,971                    8,434
12/09               8,177                   10,388
06/10               8,107                    9,760
12/10              10,590                   12,147
06/11              11,190                   12,918
12/11               9,751                   12,271
06/12              10,023                   13,415
12/12              10,582                   14,286
06/13              12,159                   16,295
12/13              14,756                   19,080
06/14              16,353                   20,404
12/14              16,430                   21,475
06/15              16,865                   21,892

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             149              0             0             0
01/01/11 - 12/31/11             137              2             0             0
01/01/12 - 12/31/12              73              0             0             0
01/01/13 - 12/31/13             100              0             0             0
01/01/14 - 12/31/14             165              0             0             0
01/01/15 - 06/30/15              61              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             103              0             0             0
01/01/11 - 12/31/11             111              2             0             0
01/01/12 - 12/31/12             177              0             0             0
01/01/13 - 12/31/13             152              0             0             0
01/01/14 - 12/31/14              87              0             0             0
01/01/15 - 06/30/15              63              0             0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2015 (UNAUDITED)

As a shareholder of First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US IPO Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength ETF, First Trust Total US Market AlphaDEX(R) ETF, First Trust Value Line(R) Dividend Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2015      JUNE 30, 2015       PERIOD (a)          PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST DOW JONES SELECT MICROCAP INDEX
   FUND (FDM)
Actual                                              $1,000.00           $1,052.00               0.60%              $3.05
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82               0.60%              $3.01

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX
   FUND (FDL)
Actual                                              $1,000.00           $  969.70               0.45%              $2.20
Hypothetical (5% return before expenses)            $1,000.00           $1,022.56               0.45%              $2.26

FIRST TRUST US IPO INDEX FUND (FPX)
Actual                                              $1,000.00           $1,086.40               0.60%              $3.10
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82               0.60%              $3.01

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX
   FUND (FBT)
Actual                                              $1,000.00           $1,216.80               0.55%              $3.02
Hypothetical (5% return before expenses)            $1,000.00           $1,022.07               0.55%              $2.76

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
Actual                                              $1,000.00           $1,095.90               0.54%              $2.81
Hypothetical (5% return before expenses)            $1,000.00           $1,022.12               0.54%              $2.71

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
Actual                                              $1,000.00           $  998.30               0.65%              $3.22
Hypothetical (5% return before expenses)            $1,000.00           $1,021.57               0.65%              $3.26

FIRST TRUST EXCHANGE-TRADED FUND

JUNE 30, 2015 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2015      JUNE 30, 2015       PERIOD (a)          PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TOTAL US MARKET ALPHADEX(R)
   ETF (TUSA)
Actual                                              $1,000.00           $1,011.80               0.70%              $3.49
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32               0.70%              $3.51

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
Actual                                              $1,000.00           $  979.20               0.70%              $3.44
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32               0.70%              $3.51

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED
   FUND (FVL)
Actual                                              $1,000.00           $1,026.50               0.70%              $3.52
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32               0.70%              $3.51

(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1, 2015 through June 30, 2015), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AEROSPACE & DEFENSE -- 1.3%
       5,275  Ducommun, Inc. (a)                  $      135,409
       9,139  Engility Holdings, Inc.                    229,937
       2,551  National Presto Industries, Inc.           204,897
       4,419  Sparton Corp. (a)                          120,727
                                                  --------------
                                                         690,970
                                                  --------------
              AIR FREIGHT & LOGISTICS -- 0.5%
      27,066  Air Transport Services Group,
                 Inc. (a)                                283,922
                                                  --------------
              AIRLINES -- 0.4%
      26,363  Republic Airways Holdings,
                 Inc. (a)                                242,012
                                                  --------------
              AUTO COMPONENTS -- 3.1%
       4,664  China Automotive Systems, Inc. (a)          39,271
       9,181  Fox Factory Holding Corp. (a)              147,630
      24,830  Modine Manufacturing Co. (a)               266,426
      16,715  Remy International, Inc.                   369,569
       4,287  Shiloh Industries, Inc. (a)                 55,517
      13,368  Stoneridge, Inc. (a)                       156,539
       1,860  Strattec Security Corp.                    127,782
      12,024  Superior Industries International,
                 Inc.                                    220,159
      10,944  Tower International, Inc. (a)              285,091
                                                  --------------
                                                       1,667,984
                                                  --------------
              AUTOMOBILES -- 0.6%
      13,967  Winnebago Industries, Inc.                 329,482
                                                  --------------
              BANKS -- 17.2%
       6,804  1st Source Corp.                           232,152
      13,353  Ameris Bancorp                             337,697
      15,370  Berkshire Hills Bancorp, Inc.              437,738
       8,585  Bryn Mawr Bank Corp.                       258,924
      23,567  CenterState Banks, Inc.                    318,390
      13,739  Central Pacific Financial Corp.            326,301
       7,890  City Holding Co.                           388,582
       8,525  Community Trust Bancorp, Inc.              297,267
      12,094  ConnectOne Bancorp, Inc.                   260,384
      13,079  Customers Bancorp, Inc. (a)                351,694
       6,834  Financial Institutions, Inc.               169,757
      37,394  First Busey Corp.                          245,679
       8,223  First NBC Bank Holding Co. (a)             296,028
      14,490  Flushing Financial Corp.                   304,435
      16,640  Hanmi Financial Corp.                      413,338
      15,685  Heritage Financial Corp.                   280,291
      10,579  HomeTrust Bancshares, Inc. (a)             177,304
      11,913  Independent Bank Corp.                     161,540
      18,089  Lakeland Bancorp, Inc.                     215,078
       8,615  Lakeland Financial Corp.                   373,633
       8,235  Mercantile Bank Corp.                      176,311
       6,762  Metro Bancorp, Inc.                        176,759
       8,590  Pacific Premier Bancorp, Inc. (a)          145,686
      12,795  Sandy Spring Bancorp, Inc.                 358,004
       8,050  Simmons First National Corp.,
                 Class A                                 375,774
      12,086  Southside Bancshares, Inc.                 353,274


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              BANKS (CONTINUED)
       8,884  Southwest Bancorp, Inc.             $      165,331
      18,535  State Bank Financial Corp.                 402,210
       7,218  Stock Yards Bancorp, Inc.                  272,768
       5,273  Stonegate Bank                             156,450
       6,212  Tompkins Financial Corp.                   333,709
      10,379  TriCo Bancshares                           249,615
       7,411  Washington Trust Bancorp, Inc.             292,586
                                                  --------------
                                                       9,304,689
                                                  --------------
              BEVERAGES -- 0.7%
       2,410  Coca-Cola Bottling Co.
                 Consolidated                            364,079
                                                  --------------
              BUILDING PRODUCTS -- 2.2%
       6,516  American Woodmark Corp. (a)                357,403
       8,892  Insteel Industries, Inc.                   166,280
       7,439  Patrick Industries, Inc. (a)               283,054
      24,769  PGT, Inc. (a)                              359,398
                                                  --------------
                                                       1,166,135
                                                  --------------
              CAPITAL MARKETS -- 3.2%
       8,838  Calamos Asset Management, Inc.,
                 Class A                                 108,265
      53,892  Cowen Group, Inc., Class A (a)             344,909
       3,578  FBR & Co. (a)                               82,795
       7,973  INTL FCStone, Inc. (a)                     265,022
      17,751  Investment Technology Group, Inc.          440,225
       7,679  Manning & Napier, Inc.                      76,560
      20,414  RCS Capital Corp., Class A (a)             156,371
       3,935  Westwood Holdings Group, Inc.              234,408
                                                  --------------
                                                       1,708,555
                                                  --------------
              CHEMICALS -- 2.4%
      11,564  FutureFuel Corp.                           148,829
       4,900  Hawkins, Inc.                              197,911
      16,248  Kraton Performance
                 Polymers, Inc. (a)                      388,002
       2,593  OCI Resources, L.P. (b)                     63,528
      24,295  OMNOVA Solutions, Inc. (a)                 181,970
      13,383  Tredegar Corp.                             295,898
                                                  --------------
                                                       1,276,138
                                                  --------------
              COMMERCIAL SERVICES &
                 SUPPLIES -- 2.4%
      10,140  CECO Environmental Corp.                   114,886
      13,386  Ennis, Inc.                                248,846
      14,997  Kimball International, Inc.,
                 Class B                                 182,364
       6,547  Multi-Color Corp.                          418,222
      14,850  Performant Financial Corp. (a)              48,114
      10,401  Viad Corp.                                 281,971
                                                  --------------
                                                       1,294,403
                                                  --------------
              COMMUNICATIONS EQUIPMENT
                 -- 0.4%
       6,988  Alliance Fiber Optic Products, Inc.        129,627
       5,523  Bel Fuse, Inc., Class B                    113,332
                                                  --------------
                                                         242,959
                                                  --------------


                        See Notes to Financial Statements                Page 25

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              CONSTRUCTION & ENGINEERING
                 -- 1.4%
       6,390  Argan, Inc.                         $      257,709
      19,591  Furmanite Corp. (a)                        159,079
      10,843  MYR Group, Inc. (a)                        335,699
                                                  --------------
                                                         752,487
                                                  --------------
              CONSUMER FINANCE -- 0.5%
      10,152  Consumer Portfolio Services, Inc. (a)       63,450
      25,320  EZCORP, Inc., Class A (a)                  188,128
                                                  --------------
                                                         251,578
                                                  --------------
              CONTAINERS & PACKAGING -- 0.4%
      12,681  Myers Industries, Inc.                     240,939
                                                  --------------
              DIVERSIFIED CONSUMER
                 SERVICES -- 1.6%
       8,892  American Public Education, Inc. (a)        228,702
       3,151  Liberty Tax, Inc.                           77,987
       6,125  Steiner Leisure Ltd. (a)                   329,403
       5,691  Strayer Education, Inc. (a)                245,282
                                                  --------------
                                                         881,374
                                                  --------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.3%
      17,398  Inteliquent, Inc.                          320,123
      10,739  Lumos Networks Corp.                       158,830
      21,930  Premiere Global Services, Inc. (a)         225,660
                                                  --------------
                                                         704,613
                                                  --------------
              ELECTRIC UTILITIES -- 0.4%
       6,737  Unitil Corp.                               222,456
                                                  --------------
              ELECTRICAL EQUIPMENT -- 0.3%
       4,719  Powell Industries, Inc.                    165,967
                                                  --------------
              ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 5.5%
      21,818  Checkpoint Systems, Inc.                   222,107
      17,217  CTS Corp.                                  331,772
       9,174  DTS, Inc. (a)                              279,715
      15,433  Fabrinet (a)                               289,060
      15,881  GSI Group, Inc. (a)                        238,692
      20,470  Newport Corp. (a)                          388,111
      19,318  Orbotech Ltd. (a)                          401,814
      10,573  Park Electrochemical Corp.                 202,579
       9,020  PC Connection, Inc.                        223,155
      14,605  Rofin-Sinar Technologies, Inc. (a)         403,098
                                                  --------------
                                                       2,980,103
                                                  --------------
              ENERGY EQUIPMENT &
                 SERVICES -- 1.0%
      10,141  Era Group, Inc. (a)                        207,688
       6,604  Natural Gas Services Group,
                 Inc. (a)                                150,703
       6,745  PHI, Inc. (a)                              202,485
                                                  --------------
                                                         560,876
                                                  --------------

              FOOD & STAPLES RETAILING
                 -- 0.5%
       5,674  Ingles Markets, Inc., Class A              271,047
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              FOOD PRODUCTS -- 1.6%
       9,251  Amira Nature Foods Ltd. (a)         $      106,294
       8,024  Calavo Growers, Inc.                       416,687
      13,933  Landec Corp. (a)                           201,053
      11,263  Omega Protein Corp. (a)                    154,866
                                                  --------------
                                                         878,900
                                                  --------------
              GAS UTILITIES -- 0.8%
       7,897  Chesapeake Utilities Corp.                 425,253
                                                  --------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 2.8%
         763  Atrion Corp.                               299,333
      11,493  Cynosure, Inc., Class A (a)                443,400
       5,223  Exactech, Inc. (a)                         108,795
      22,834  Merit Medical Systems, Inc. (a)            491,844
       6,748  SurModics, Inc. (a)                        158,038
                                                  --------------
                                                       1,501,410
                                                  --------------
              HEALTH CARE PROVIDERS &
                 SERVICES -- 4.5%
       3,106  Addus HomeCare Corp. (a)                    86,533
       5,574  Alliance HealthCare Services,
                 Inc. (a)                                104,178
      24,664  AMN Healthcare Services, Inc. (a)          779,136
      12,742  Genesis Healthcare, Inc. (a)                84,097
       4,968  Landauer, Inc.                             177,060
       6,430  LHC Group, Inc. (a)                        245,947
       6,238  Providence Service (The) Corp. (a)         276,219
      12,243  Triple-S Management Corp.,
                 Class B (a)                             314,155
       6,430  U.S. Physical Therapy, Inc.                352,107
                                                  --------------
                                                       2,419,432
                                                  --------------
              HOTELS, RESTAURANTS &
                 LEISURE -- 2.2%
      12,241  Del Frisco's Restaurant Group,
                  Inc. (a)                               228,050
      43,753  Denny's Corp. (a)                          507,972
       9,525  Marcus (The) Corp.                         182,689
      18,105  Ruth's Hospitality Group, Inc.             291,853
                                                  --------------
                                                       1,210,564
                                                  --------------
              HOUSEHOLD DURABLES -- 3.0%
      13,512  Ethan Allen Interiors, Inc.                355,906
       2,856  Flexsteel Industries, Inc.                 123,065
       7,331  LGI Homes, Inc. (a)                        145,007
      11,329  Libbey, Inc.                               468,228
      12,718  M/I Homes, Inc. (a)                        313,753
      10,890  SodaStream International Ltd. (a)          230,106
                                                  --------------
                                                       1,636,065
                                                  --------------
              HOUSEHOLD PRODUCTS -- 0.2%
       4,469  Orchids Paper Products Co.                 107,569
                                                  --------------


Page 26                 See Notes to Financial Statements

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              INSURANCE -- 3.2%
       9,846  AMERISAFE, Inc.                     $      463,353
      16,540  Employers Holdings, Inc.                   376,781
       6,762  Federated National Holding Co.             163,641
       4,630  HCI Group, Inc.                            204,692
       8,681  United Insurance Holdings Corp.            134,903
      15,802  Universal Insurance Holdings, Inc.         382,408
                                                  --------------
                                                       1,725,778
                                                  --------------
              INTERNET & CATALOG RETAIL
                 -- 0.8%
       9,499  FTD Cos., Inc. (a)                         267,777
      10,606  PetMed Express, Inc.                       183,165
                                                  --------------
                                                         450,942
                                                  --------------
              INTERNET SOFTWARE & SERVICES
                 -- 1.4%
      19,974  DHI Group, Inc. (a)                        177,569
       7,822  Stamps.com, Inc. (a)                       575,464
                                                  --------------
                                                         753,033
                                                  --------------
              IT SERVICES -- 2.8%
       4,761  Cass Information Systems, Inc.             267,663
       7,377  Computer Task Group, Inc.                   56,950
      34,124  Global Cash Access
                 Holdings, Inc. (a)                      264,120
      30,030  Lionbridge Technologies, Inc. (a)          185,285
      21,602  Net 1 UEPS Technologies, Inc. (a)          394,885
      18,377  Perficient, Inc. (a)                       353,574
                                                  --------------
                                                       1,522,477
                                                  --------------
              LEISURE PRODUCTS -- 0.9%
      27,883  Smith & Wesson Holding Corp. (a)           462,579
                                                  --------------
              MACHINERY -- 4.1%
       4,842  Alamo Group, Inc.                          264,567
      25,220  Blount International, Inc. (a)             275,402
      10,408  Columbus McKinnon Corp.                    260,200
      11,597  Douglas Dynamics, Inc.                     249,104
       6,968  Dynamic Materials Corp.                     76,648
       5,252  Graham Corp.                               107,613
       5,687  Kadant, Inc.                               268,426
       5,119  L.B. Foster Co., Class A                   177,169
       8,824  Lydall, Inc. (a)                           260,837
       9,926  NN, Inc.                                   253,312
                                                  --------------
                                                       2,193,278
                                                  --------------
              MEDIA -- 0.6%
       9,983  A. H. Belo Corp., Class A                   55,905
      10,885  Entercom Communications Corp.,
                 Class A (a)                             124,307
      22,187  Harte-Hanks, Inc.                          132,234
      32,620  McClatchy (The) Co., Class A (a)            35,230
                                                  --------------
                                                         347,676
                                                  --------------
              METALS & MINING -- 0.7%
      10,451  Materion Corp.                             368,398
                                                  --------------
              MULTILINE RETAIL -- 0.6%
      18,114  Fred's, Inc., Class A                      349,419
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              OIL, GAS & CONSUMABLE
                 FUELS -- 2.7%
      50,116  Abraxas Petroleum Corp. (a)         $      147,842
       9,758  CrossAmerica Partners, L.P. (b)            275,859
      30,395  PetroQuest Energy, Inc. (a)                 60,182
       2,531  REX American Resources Corp. (a)           161,073
       4,794  Sprague Resources, L.P. (b)                123,206
      19,156  StealthGas, Inc. (a)                       129,303
      44,823  Teekay Tankers Ltd., Class A               296,280
       6,607  TransMontaigne Partners, L.P. (b)          251,066
      42,112  Warren Resources, Inc. (a)                  19,371
                                                  --------------
                                                       1,464,182
                                                  --------------
              PERSONAL PRODUCTS -- 0.4%
       5,848  Medifast, Inc. (a)                         189,007
                                                  --------------
              PHARMACEUTICALS -- 1.7%
      31,098  Depomed, Inc. (a)                          667,363
      23,409  SciClone Pharmaceuticals, Inc. (a)         229,876
                                                  --------------
                                                         897,239
                                                  --------------
              PROFESSIONAL SERVICES -- 3.9%
      22,329  CBIZ, Inc. (a)                             215,252
       6,208  Franklin Covey Co. (a)                     125,960
       8,912  GP Strategies Corp. (a)                    296,235
       8,551  Heidrick & Struggles International               ,
                 Inc.                                    223,010
      10,126  ICF International, Inc. (a)                352,992
      13,505  Kforce, Inc.                               308,859
       8,485  Mistras Group, Inc. (a)                    161,045
      19,486  Resources Connection, Inc.                 313,530
       2,146  VSE Corp.                                  114,833
                                                  --------------
                                                       2,111,716
                                                  --------------
              ROAD & RAIL -- 1.5%
      14,094  Celadon Group, Inc.                        291,464
      12,361  Marten Transport Ltd.                      268,234
      14,552  Quality Distribution, Inc. (a)             224,974
                                                  --------------
                                                         784,672
                                                  --------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 1.6%
      16,338  Integrated Silicon Solution, Inc.          361,723
      14,149  Nova Measuring Instruments
                 Ltd. (a)                                176,862
      34,460  Photronics, Inc. (a)                       327,715
                                                  --------------
                                                         866,300
                                                  --------------
              SOFTWARE -- 1.6%
      14,514  Ebix, Inc.                                 473,301
       3,069  ePlus, Inc. (a)                            235,239
      12,557  Sapiens International Corp. N.V.           130,342
                                                  --------------
                                                         838,882
                                                  --------------
              SPECIALTY RETAIL -- 1.3%
      19,295  Christopher & Banks Corp. (a)               77,373
      10,693  Haverty Furniture Cos., Inc.               231,183
       7,722  Kirkland's, Inc.                           215,212
      14,832  Stein Mart, Inc.                           155,291
                                                  --------------
                                                         679,059
                                                  --------------


                        See Notes to Financial Statements                Page 27

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              TEXTILES, APPAREL & LUXURY
                 GOODS -- 0.5%
       7,457  Unifi, Inc. (a)                     $      249,810
                                                  --------------
              THRIFTS & MORTGAGE FINANCE
                 -- 4.9%
       1,510  BBX Capital Corp., Class A (a)              24,523
      36,546  Brookline Bancorp, Inc.                    412,604
      15,718  Dime Community Bancshares, Inc.            266,263
      10,296  HomeStreet, Inc. (a)                       234,955
      49,298  TrustCo Bank Corp. NY                      346,565
      26,488  United Financial Bancorp, Inc.             356,264
      13,818  Walker & Dunlop, Inc. (a)                  369,493
      17,412  Waterstone Financial, Inc.                 229,838
      14,624  WSFS Financial Corp.                       399,966
                                                  --------------
                                                       2,640,471
                                                  --------------
              TRADING COMPANIES &
                 DISTRIBUTORS -- 0.5%
       8,663  CAI International, Inc. (a)                178,371
       8,923  Houston Wire & Cable Co.                    88,516
                                                  --------------
                                                         266,887
                                                  --------------
              WATER UTILITIES -- 0.8%
       5,784  Connecticut Water Service, Inc.            197,581
       8,226  SJW Corp.                                  252,456
                                                  --------------
                                                         450,037
                                                  --------------
              WIRELESS TELECOMMUNICATION
                 SERVICES -- 1.1%
      11,787  Shenandoah Telecommunications
                 Co.                                     403,469
      11,277  Spok Holdings, Inc.                        189,905
                                                  --------------
                                                         593,374
                                                  --------------
              TOTAL INVESTMENTS -- 100.0%             53,987,177
              (Cost $46,557,467) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- (0.0)%                  (13,013)
                                                  --------------
              NET ASSETS -- 100.0%                $   53,974,164
                                                  ==============

(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,724,736 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,295,026.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $  53,987,177     $       --       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


Page 28                 See Notes to Financial Statements

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 99.7%
              AEROSPACE & DEFENSE -- 1.5%
      69,343  Lockheed Martin Corp.               $   12,890,864
                                                  --------------
              BANKS -- 2.1%
      20,384  Community Bank System, Inc.                769,904
      92,020  F.N.B. Corp.                             1,317,726
      78,726  FirstMerit Corp.                         1,639,863
      36,202  Hancock Holding Co.                      1,155,206
      85,240  National Penn Bancshares, Inc.             961,507
      55,172  Old National Bancorp                       797,787
      65,051  PacWest Bancorp                          3,041,785
       8,450  Park National Corp.                        738,277
     200,658  People's United Financial, Inc.          3,252,666
      38,295  Trustmark Corp.                            956,609
     110,777  Umpqua Holdings Corp.                    1,992,878
      32,475  United Bankshares, Inc.                  1,306,469
                                                  --------------
                                                      17,930,677
                                                  --------------
              BEVERAGES -- 4.3%
     946,880  Coca-Cola (The) Co.                     37,146,102
                                                  --------------
              CAPITAL MARKETS -- 0.3%
      45,902  Waddell & Reed Financial, Inc.,
                 Class A                               2,171,624
                                                  --------------
              CHEMICALS -- 1.7%
     281,513  Dow Chemical (The) Co.                  14,405,020
                                                  --------------
              COMMERCIAL SERVICES &
                 SUPPLIES -- 0.4%
     175,109  R.R. Donnelley & Sons Co.                3,052,150
                                                  --------------
              CONTAINERS & PACKAGING -- 0.5%
      22,843  Greif, Inc., Class A                       818,921
      50,106  Packaging Corp. of America               3,131,124
                                                  --------------
                                                       3,950,045
                                                  --------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 15.8%
   2,026,154  AT&T, Inc.                              71,968,990
   1,365,183  Verizon Communications, Inc.            63,631,180
                                                  --------------
                                                     135,600,170
                                                  --------------
              ELECTRIC UTILITIES -- 10.1%
      29,164  ALLETE, Inc.                             1,352,918
     169,805  American Electric Power Co., Inc.        8,994,571
     239,982  Duke Energy Corp.                       16,947,529
      85,499  Entergy Corp.                            6,027,679
     120,958  Eversource Energy                        5,492,703
      95,190  Great Plains Energy, Inc.                2,299,790
      68,401  Hawaiian Electric Industries, Inc.       2,033,562
     141,467  Pepco Holdings, Inc.                     3,811,121
      65,048  Pinnacle West Capital Corp.              3,700,581
      40,782  Portland General Electric Co.            1,352,331
     276,125  PPL Corp.                                8,137,404
     370,574  Southern (The) Co.                      15,527,051
      31,475  UIL Holdings Corp.                       1,442,184
      85,666  Westar Energy, Inc.                      2,931,491
     198,274  Xcel Energy, Inc.                        6,380,457
                                                  --------------
                                                      86,431,372
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              ENERGY EQUIPMENT &
                 SERVICES -- 1.8%
      52,469  Helmerich & Payne, Inc.             $    3,694,867
     139,651  National Oilwell Varco, Inc.             6,742,350
     254,951  Noble Corp. PLC                          3,923,696
      30,610  Tidewater, Inc.                            695,765
                                                  --------------
                                                      15,056,678
                                                  --------------
              FOOD & STAPLES RETAILING
                 -- 0.8%
     184,335  Sysco Corp.                              6,654,494
                                                  --------------
              FOOD PRODUCTS -- 0.1%
      41,075  B&G Foods, Inc.                          1,171,870
                                                  --------------
              GAS UTILITIES -- 1.4%
      75,246  AGL Resources, Inc.                      3,503,454
      24,116  Laclede Group (The), Inc.                1,255,479
      18,373  Northwest Natural Gas Co.                  774,973
      44,456  Piedmont Natural Gas Co., Inc.           1,569,741
     107,438  Questar Corp.                            2,246,528
      42,204  South Jersey Industries, Inc.            1,043,705
      26,130  WGL Holdings, Inc.                       1,418,598
                                                  --------------
                                                      11,812,478
                                                  --------------
              HOTELS, RESTAURANTS &
                 LEISURE -- 3.3%
      56,846  Darden Restaurants, Inc.                 4,040,614
     259,448  McDonald's Corp.                        24,665,721
                                                  --------------
                                                      28,706,335
                                                  --------------
              HOUSEHOLD DURABLES -- 0.7%
      75,147  Garmin Ltd.                              3,301,208
      21,402  M.D.C. Holdings, Inc.                      641,418
      31,785  Tupperware Brands Corp.                  2,051,404
                                                  --------------
                                                       5,994,030
                                                  --------------
              HOUSEHOLD PRODUCTS -- 7.2%
     101,345  Kimberly-Clark Corp.                    10,739,529
     657,870  Procter & Gamble (The) Co.              51,471,749
                                                  --------------
                                                      62,211,278
                                                  --------------
              INDUSTRIAL CONGLOMERATES
                 -- 7.5%
   2,420,916  General Electric Co.                    64,323,738
                                                  --------------
              INSURANCE -- 0.9%
      73,738  Cincinnati Financial Corp.               3,700,173
      12,826  Erie Indemnity Co., Class A              1,052,630
     181,184  Old Republic International Corp.         2,831,906
      20,609  OneBeacon Insurance Group Ltd.,
                 Class A                                 299,036
                                                  --------------
                                                       7,883,745
                                                  --------------
              MACHINERY -- 1.5%
     155,074  Caterpillar, Inc.                       13,153,377
                                                  --------------
              MEDIA -- 0.2%
      19,737  Meredith Corp.                           1,029,285
      53,366  Regal Entertainment Group,
                 Class A                               1,115,883
                                                  --------------
                                                       2,145,168
                                                  --------------


                        See Notes to Financial Statements                Page 29

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              MULTI-UTILITIES -- 8.9%
      62,168  Alliant Energy Corp.                $    3,588,337
     123,143  Ameren Corp.                             4,640,028
      38,631  Avista Corp.                             1,184,040
      25,206  Black Hills Corp.                        1,100,242
     250,245  CenterPoint Energy, Inc.                 4,762,162
     127,972  CMS Energy Corp.                         4,074,628
     124,784  Consolidated Edison, Inc.                7,222,498
     189,183  Dominion Resources, Inc.                12,650,667
      70,585  DTE Energy Co.                           5,268,464
     109,811  MDU Resources Group, Inc.                2,144,609
      27,273  NorthWestern Corp.                       1,329,559
     157,579  PG&E Corp.                               7,737,129
     183,903  Public Service Enterprise
                 Group, Inc.                           7,223,710
      80,441  SCANA Corp.                              4,074,337
     184,375  TECO Energy, Inc.                        3,256,063
      48,937  Vectren Corp.                            1,883,096
     100,219  WEC Energy Group, Inc.                   4,506,848
                                                  --------------
                                                      76,646,417
                                                  --------------
              OIL, GAS & CONSUMABLE
                 FUELS -- 10.0%
   1,026,945  Exxon Mobil Corp.                       85,441,824
                                                  --------------
              PAPER & FOREST PRODUCTS
                 -- 0.1%
      18,456  Schweitzer-Mauduit
                 International, Inc.                     736,025
                                                  --------------
              PHARMACEUTICALS -- 5.7%
   1,464,361  Pfizer, Inc.                            49,100,024
                                                  --------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 1.1%
      74,981  Intersil Corp., Class A                    938,012
      73,153  KLA-Tencor Corp.                         4,111,930
     119,726  Maxim Integrated Products, Inc.          4,139,527
                                                  --------------
                                                       9,189,469
                                                  --------------
              SOFTWARE -- 0.5%
     135,814  CA, Inc.                                 3,977,992
                                                  --------------
              SPECIALTY RETAIL -- 0.2%
      37,922  Abercrombie & Fitch Co., Class A           815,702
      44,739  Guess?, Inc.                               857,647
                                                  --------------
                                                       1,673,349
                                                  --------------
              TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 0.1%
      30,954  Diebold, Inc.                            1,083,390
                                                  --------------
              COMMON STOCKS (CONTINUED)
              TEXTILES, APPAREL & LUXURY
                 GOODS -- 0.5%
     127,195  Coach, Inc.                              4,402,219
                                                  --------------
              THRIFTS & MORTGAGE
                 FINANCE -- 0.7%
     270,567  New York Community Bancorp, Inc.         4,973,021
      65,863  Northwest Bancshares, Inc.                 844,364
                                                  --------------
                                                       5,817,385
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              TOBACCO -- 9.6%
     620,841  Altria Group, Inc.                  $   30,365,333
     524,970  Philip Morris International, Inc.       42,086,845
     132,427  Reynolds American, Inc.                  9,887,000
                                                  --------------
                                                      82,339,178
                                                  --------------
              TRADING COMPANIES &
                 DISTRIBUTORS -- 0.2%
      36,199  Aircastle Ltd.                             820,631
      42,146  TAL International Group, Inc.            1,331,814
                                                  --------------
                                                       2,152,445
                                                  --------------
              TOTAL INVESTMENTS -- 99.7%             855,250,932
              (Cost $841,821,926) (a)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.3%                   2,879,282
                                                  --------------
              NET ASSETS -- 100.0%                $  858,130,214
                                                  ==============

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $33,350,369 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,921,363.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 855,250,932     $       --       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


Page 30                 See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND (FPX)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.1%
              AUTO COMPONENTS -- 2.1%
     193,328  Delphi Automotive PLC                 $ 16,450,280
                                                  --------------
              AUTOMOBILES -- 6.1%
   1,417,671  Fiat Chrysler Automobiles
                 N.V. (a) (b)                         20,598,760
     805,817  General Motors Co.                      26,857,880
                                                  --------------
                                                      47,456,640
                                                  --------------
              BANKS -- 2.0%
     359,566  Citizens Financial Group, Inc.           9,819,747
      94,921  First Republic Bank                      5,982,871
                                                  --------------
                                                      15,802,618
                                                  --------------
              BIOTECHNOLOGY -- 0.7%
      22,806  Clovis Oncology, Inc. (b)                2,004,191
      73,149  Intrexon Corp. (a) (b)                   3,569,671
                                                  --------------
                                                       5,573,862
                                                  --------------
              BUILDING PRODUCTS -- 0.5%
      64,063  Allegion PLC                             3,852,749
                                                  --------------
              CAPITAL MARKETS -- 1.1%
     220,286  Carlyle Group L.P. (The) (c)             6,201,051
      92,696  Virtu Financial, Inc., Class A (b)       2,176,502
                                                  --------------
                                                       8,377,553
                                                  --------------
              CHEMICALS -- 0.7%
     153,906  Axalta Coating Systems Ltd. (b)          5,091,210
                                                  --------------
              COMMERCIAL SERVICES & SUPPLIES
                 -- 1.0%
     114,694  ADT (The) Corp.                          3,850,277
      94,097  KAR Auction Services, Inc.               3,519,228
                                                  --------------
                                                       7,369,505
                                                  --------------
              COMMUNICATIONS EQUIPMENT
                 -- 2.2%
      44,545  Arista Networks, Inc. (a) (b)            3,641,108
     126,823  CommScope Holding Co., Inc. (b)          3,869,370
      56,014  Palo Alto Networks, Inc. (b)             9,785,646
                                                  --------------
                                                      17,296,124
                                                  --------------
              CONSTRUCTION MATERIALS -- 0.2%
      64,275  Summit Materials, Inc.,
                 Class A (b)                           1,639,012
                                                  --------------
              CONSUMER FINANCE -- 5.2%
     322,394  Ally Financial, Inc. (b)                 7,231,297
     260,471  Navient Corp.                            4,743,177
     234,336  Santander Consumer USA
                 Holdings, Inc. (b)                    5,991,972
      90,043  Springleaf Holdings, Inc. (b)            4,133,874
     558,255  Synchrony Financial (a) (b)             18,383,337
                                                  --------------
                                                      40,483,657
                                                  --------------
              CONTAINERS & PACKAGING
                 -- 0.3%
      79,942  Berry Plastics Group, Inc. (b)           2,590,121
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              DIVERSIFIED CONSUMER SERVICES
                 -- 1.0%
      41,403  Bright Horizons Family
                 Solutions, Inc. (b)              $    2,393,094
      91,856  Houghton Mifflin Harcourt Co. (b)        2,314,771
      90,418  ServiceMaster Global Holdings,
                 Inc. (b)                              3,270,419
                                                  --------------
                                                       7,978,284
                                                  --------------
              DIVERSIFIED FINANCIAL SERVICES
                 -- 0.9%
     153,305  Voya Financial, Inc.                     7,124,083
                                                  --------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.5%
     162,709  Zayo Group Holdings, Inc. (b)            4,184,875
                                                  --------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS -- 1.0%
     115,575  CDW Corp.                                3,961,911
     113,380  Keysight Technologies, Inc. (b)          3,536,322
                                                  --------------
                                                       7,498,233
                                                  --------------
              FOOD PRODUCTS -- 5.6%
     396,563  Kraft Foods Group, Inc.                 33,763,374
      78,041  Pinnacle Foods, Inc.                     3,553,987
     117,252  WhiteWave Foods (The) Co. (b)            5,731,278
                                                  --------------
                                                      43,048,639
                                                  --------------
              GAS UTILITIES -- 0.2%
      35,215  ONE Gas, Inc.                            1,498,750
                                                  --------------
              HEALTH CARE PROVIDERS &
                 SERVICES -- 4.1%
      41,790  Diplomat Pharmacy, Inc. (b)              1,870,102
     124,297  Envision Healthcare Holdings,
                 Inc. (b)                              4,907,246
     277,412  HCA Holdings, Inc. (b)                  25,166,817
                                                  --------------
                                                      31,944,165
                                                  --------------
              HEALTH CARE TECHNOLOGY -- 1.3%
     226,696  IMS Health Holdings, Inc. (b)            6,948,232
      99,095  Inovalon Holdings, Inc.,
                 Class A (b)                           2,764,751
                                                  --------------
                                                       9,712,983
                                                  --------------
              HOTELS, RESTAURANTS & LEISURE
                  -- 7.0%
     159,488  Aramark                                  4,939,343
      83,003  Bloomin' Brands, Inc.                    1,772,114
      27,534  Dave & Buster's Entertainment,
                 Inc. (b)                                993,702
      64,436  Dunkin' Brands Group, Inc.               3,543,980
     661,153  Hilton Worldwide Holdings,
                 Inc. (b)                             18,214,765
      87,583  La Quinta Holdings, Inc. (b)             2,001,272
      21,251  Marriott Vacations Worldwide Corp.       1,949,779
     153,830  Norwegian Cruise Line
                 Holdings Ltd. (b)                     8,620,633
     312,683  Restaurant Brands International,
                 Inc.                                 11,947,618
                                                  --------------
                                                      53,983,206
                                                  --------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST US IPO INDEX FUND (FPX)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              HOUSEHOLD DURABLES -- 0.4%
      59,862  GoPro, Inc., Class A (b)               $ 3,155,925
                                                  --------------
              INTERNET & CATALOG RETAIL
                 -- 1.6%
      90,136  Liberty Ventures, Series A (b)           3,539,641
      96,413  TripAdvisor, Inc. (b)                    8,401,429
                                                  --------------
                                                      11,941,070
                                                  --------------
              INTERNET SOFTWARE & SERVICES
                 -- 11.4%
     955,427  Facebook, Inc., Class A (b)             81,942,197
      56,196  GrubHub, Inc. (b)                        1,914,598
      50,885  Shopify, Inc., Class A (a) (b)           1,727,546
      66,957  Twitter, Inc. (b)                        2,425,182
                                                  --------------
                                                      88,009,523
                                                  --------------
              IT SERVICES -- 1.2%
      36,354  Blackhawk Network Holdings,
                 Inc. (b)                              1,497,785
     181,820  Sabre Corp.                              4,327,316
      97,724  Vantiv, Inc., Class A (b)                3,732,079
                                                  --------------
                                                       9,557,180
                                                  --------------
              LEISURE PRODUCTS -- 0.3%
      42,593  Vista Outdoor, Inc. (b)                  1,912,426
                                                  --------------
              LIFE SCIENCES TOOLS & SERVICES
                 -- 1.5%
      37,495  INC Research Holdings, Inc.,
                 Class A (b)                           1,504,299
      40,058  PRA Health Sciences, Inc. (b)            1,455,307
      81,855  Quintiles Transnational Holdings,
                 Inc. (b)                              5,943,492
      87,954  VWR Corp. (b)                            2,351,010
                                                  --------------
                                                      11,254,108
                                                  --------------
              MACHINERY -- 1.3%
     120,301  Allison Transmission Holdings, Inc.      3,520,007
      68,175  Rexnord Corp. (b)                        1,630,064
     121,441  Xylem, Inc.                              4,501,818
                                                  --------------
                                                       9,651,889
                                                  --------------
              MEDIA -- 2.6%
      40,705  AMC Networks, Inc., Class A (b)          3,331,704
      68,965  Liberty Broadband Corp.,
                 Class A (b)                           3,515,146
     228,319  Liberty Media Corp., Class A (b)         8,228,617
      68,292  Starz, Class A (b)                       3,054,018
      73,330  Time, Inc.                               1,687,324
                                                  --------------
                                                      19,816,809
                                                  --------------
              MULTILINE RETAIL -- 0.3%
      50,666  Burlington Stores, Inc. (b)              2,594,099
                                                  --------------
              OIL, GAS & CONSUMABLE FUELS
                 -- 9.8%
     185,469  Antero Resources Corp. (b)               6,369,006
      42,590  Diamondback Energy, Inc. (b)             3,210,434
     435,631  Kinder Morgan, Inc.                     16,723,874
     363,754  Marathon Petroleum Corp.                19,027,972


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
      57,608  PBF Energy, Inc., Class A              $ 1,637,219
     362,654  Phillips 66                             29,215,406
                                                  --------------
                                                      76,183,911
                                                  --------------
              PERSONAL PRODUCTS -- 1.0%
     241,042  Coty, Inc., Class A                      7,706,113
                                                  --------------
              PHARMACEUTICALS -- 13.6%
   1,156,524  AbbVie, Inc.                            77,706,847
      83,217  Catalent, Inc. (b)                       2,440,755
      78,323  Mallinckrodt PLC (b)                     9,220,184
     334,756  Zoetis, Inc.                            16,141,934
                                                  --------------
                                                     105,509,720
                                                  --------------
              PROFESSIONAL SERVICES -- 1.4%
     246,436  Nielsen N.V.                            11,032,940
                                                  --------------
              REAL ESTATE INVESTMENT
                 TRUSTS -- 0.7%
      77,565  Gaming and Leisure Properties,
                 Inc.                                  2,843,533
      91,999  Outfront Media, Inc.                     2,322,055
                                                  --------------
                                                       5,165,588
                                                  --------------
              REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 0.6%
      98,107  Realogy Holdings Corp. (b)               4,583,559
                                                  --------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 3.1%
      20,985  Ambarella, Inc. (a) (b)                  2,154,950
     207,806  Freescale Semiconductor Ltd. (b)         8,306,006
      35,244  M/A-COM Technology Solutions
                 Holdings, Inc. (b)                    1,348,083
     126,421  NXP Semiconductors N.V. (b)             12,414,542
                                                  --------------
                                                      24,223,581
                                                  --------------
              SOFTWARE -- 4.2%
     107,341  CDK Global, Inc.                         5,794,267
     104,674  FireEye, Inc. (b)                        5,119,605
      47,234  Guidewire Software, Inc. (b)             2,500,096
     102,980  ServiceNow, Inc. (b)                     7,652,444
      84,169  Splunk, Inc. (b)                         5,859,846
      47,536  Tableau Software, Inc., Class A (b)      5,480,901
                                                  --------------
                                                      32,407,159
                                                  --------------
              SPECIALTY RETAIL -- 0.8%
     138,939  Michaels Cos., (The), Inc. (b)           3,738,848
      26,750  Restoration Hardware Holdings,
                 Inc. (b)                              2,611,603
                                                  --------------
                                                       6,350,451
                                                  --------------
              TRADING COMPANIES &
                 DISTRIBUTORS -- 0.6%
     132,074  HD Supply Holdings, Inc. (b)             4,646,363
                                                  --------------
              TOTAL COMMON STOCKS -- 100.1%          774,658,963
              (Cost $651,767,794)                 --------------


Page 32                 See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND (FPX)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              MONEY MARKET FUNDS -- 2.4%
  18,924,126  Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class
                 - 0.01% (d) (e)                  $   18,924,126
              (Cost $18,924,126)                  --------------

 PRINCIPAL
   VALUE
------------
              REPURCHASE AGREEMENTS -- 1.8%
$  3,525,890  JPMorgan Chase & Co., 0.07% (d),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $3,525,897. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 1.000% to 1.500%, due
                 02/28/19 to 08/31/19. The value
                 of the collateral including
                 accrued interest is
                 $3,610,097. (e)                       3,525,890
  10,106,961  RBC Capital Markets LLC, 0.06% (d),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $10,106,977. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 0.875% to 1.500%, due
                 11/15/17 to 11/30/19. The value
                 of the collateral including
                 accrued interest is
                 $10,324,442. (e)                     10,106,961
                                                  --------------
              TOTAL REPURCHASE AGREEMENTS
                 -- 1.8%                              13,632,851
              (Cost $13,632,851)                  --------------

              TOTAL INVESTMENTS -- 104.3%            807,215,940
              (Cost $684,324,771) (f)
              NET OTHER ASSETS AND
                 LIABILITIES -- (4.3)%              (32,936,018)
                                                  --------------
              NET ASSETS -- 100.0%                $  774,279,922
                                                  ==============

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $32,303,964 and the total value of the collateral held by the Fund is $32,556,977.

(b)   Non-income producing security.

(c)   Master Limited Partnership ("MLP").

(d)   Interest rate shown reflects yield as of June 30, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $134,840,761 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,949,592.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 774,658,963    $         --      $       --
Money Market
   Funds                 18,924,126              --              --
Repurchase
   Agreements                    --      13,632,851              --
                      -----------------------------------------------
Total Investments     $ 793,583,089    $ 13,632,851      $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                        See Notes to Financial Statements                Page 33

FIRST TRUST US IPO INDEX FUND (FPX)

JUNE 30, 2015 (UNAUDITED)

---------------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)        $   32,303,964
Non-cash Collateral(2)                               (32,303,964)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)        $   13,632,851
Non-cash Collateral(4)                               (13,632,851)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


Page 34                 See Notes to Financial Statements

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              BIOTECHNOLOGY -- 80.2%
   1,079,286  Agios Pharmaceuticals, Inc. (a) (b) $  119,951,846
     641,076  Alexion Pharmaceuticals, Inc. (b)      115,887,309
   1,851,233  Alkermes PLC (b)                       119,108,331
     992,849  Alnylam Pharmaceuticals, Inc. (b)      119,012,810
     710,706  Amgen, Inc.                            109,107,585
     277,319  Biogen, Inc. (b)                       112,020,237
     961,629  BioMarin Pharmaceutical, Inc. (b)      131,531,615
   1,024,068  Celgene Corp. (b)                      118,520,510
   4,342,343  Celldex Therapeutics, Inc. (b)         109,513,891
   2,087,745  Cepheid (b)                            127,665,607
   4,864,564  Exact Sciences Corp. (a) (b)           144,672,133
   1,146,519  Gilead Sciences, Inc.                  134,234,444
   3,393,927  Grifols SA, ADR                        105,109,919
   1,142,924  Incyte Corp. (b)                       119,104,110
     422,600  Intercept Pharmaceuticals,
                 Inc. (a) (b)                       102,0007,188
   1,779,206  Isis Pharmaceuticals, Inc. (a) (b)     102,393,305
     910,007  Medivation, Inc. (b)                   103,922,799
   3,288,254  Myriad Genetics, Inc. (a) (b)          111,767,753
  14,400,414  Novavax, Inc. (b)                      160,420,612
  16,185,612  PDL BioPharma, Inc. (a)                104,073,485
     259,313  Regeneron Pharmaceuticals,
                 Inc. (b)                            132,283,341
   3,216,228  Seattle Genetics, Inc. (a) (b)         155,665,435
     627,893  United Therapeutics Corp. (b)          109,221,987
     929,212  Vertex Pharmaceuticals, Inc. (b)       114,739,098
                                                  --------------
                                                   2,881,935,350
                                                  --------------
              LIFE SCIENCES TOOLS &
                 SERVICES -- 16.4%
   1,150,114  Bio-Techne Corp.                       113,251,725
   1,485,049  Charles River Laboratories
                 International, Inc. (b)             104,458,347
     607,460  Illumina, Inc. (b)                     132,644,966
   4,620,861  QIAGEN N.V. (b)                        114,551,144
   1,741,965  Quintiles Transnational
                 Holdings, Inc. (b)                  126,484,079
                                                  --------------
                                                     591,390,261
                                                  --------------
              PHARMACEUTICALS -- 3.4%
   9,726,344  Nektar Therapeutics (a) (b)            121,676,563
                                                  --------------
              TOTAL COMMON STOCKS
                 -- 100.0%                         3,595,002,174
              (Cost $2,958,355,654)               --------------

              MONEY MARKET FUNDS -- 7.0%
 252,271,482  Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.01% (c) (d)                       252,271,482
              (Cost $252,271,482)                 --------------

 PRINCIPAL
   VALUE      DESCRIPTION                                  VALUE
----------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 5.1%
$ 47,002,520  JPMorgan Chase & Co., 0.07% (c),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $47,002,611. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 1.000% to 1.500%, due
                 02/28/19 to 08/31/19. The value
                 of the collateral including
                 accrued interest is
                 $48,125,054. (d)                 $   47,002,520
 134,732,664  RBC Capital Markets LLC, 0.06% (c),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $134,732,889. Collateralized
                 by U.S. Treasury Notes,
                 interest rates of 0.875% to
                 1.500%, due 11/15/17 to
                 11/30/19. The value of the
                 collateral including accrued
                 interest is $137,631,837. (d)       134,732,664
                                                  --------------
              TOTAL REPURCHASE AGREEMENTS
                 -- 5.1%                             181,735,184
              (Cost $181,735,184)                 --------------

              TOTAL INVESTMENTS -- 112.1%          4,029,008,840
              (Cost $3,392,362,320) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (12.1)%             (433,383,778)
                                                  --------------
              NET ASSETS -- 100.0%                $3,595,625,062
                                                  ==============

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $435,714,427 and the total value of the collateral held by the Fund is $434,006,666.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of June 30, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $666,909,691 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $30,263,171.

ADR   - American Depositary Receipt


                       See Notes to Financial Statements                 Page 35

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*       $ 3,595,002,174   $          --     $       --
Money Market
   Funds                 252,271,482              --             --
Repurchase
   Agreements                     --     181,735,184             --
                     ------------------------------------------------
Total Investments    $ 3,847,273,656   $ 181,735,184     $       --
                     ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

---------------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)        $  435,714,427
Non-cash Collateral(2)                              (435,714,427)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)        $  181,735,184
Non-cash Collateral(4)                              (181,735,184)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


Page 36                 See Notes to Financial Statements

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              CAPITAL MARKETS -- 4.5%
   2,162,675  E*TRADE Financial Corp. (a)         $   64,772,116
   1,869,457  TD Ameritrade Holding Corp.             68,833,407
                                                  --------------
                                                     133,605,523
                                                  --------------
              COMMUNICATIONS EQUIPMENT
                 -- 3.4%
   2,511,249  Juniper Networks, Inc.                  65,217,137
     757,186  NETGEAR, Inc. (a)                       22,730,724
   1,837,531  Sonus Networks, Inc. (a)                12,715,714
                                                  --------------
                                                     100,663,575
                                                  --------------
              HEALTH CARE TECHNOLOGY
                 -- 2.0%
   2,463,344  Allscripts Healthcare
                 Solutions, Inc. (a)                  33,698,546
     860,970  Veeva Systems, Inc., Class A (a)        24,132,989
                                                  --------------
                                                      57,831,535
                                                  --------------
              INTERNET & CATALOG RETAIL
                 -- 25.4%
     638,460  Amazon.com, Inc. (a)                   277,149,102
     675,978  Expedia, Inc.                           73,918,194
   6,115,095  Groupon, Inc. (a)                       30,758,928
     199,753  Netflix, Inc. (a)                      131,225,736
     143,557  Priceline Group (The), Inc. (a)        165,287,223
     853,794  TripAdvisor, Inc. (a)                   74,399,609
                                                  --------------
                                                     752,738,792
                                                  --------------
              INTERNET SOFTWARE & SERVICES
                 -- 55.2%
   1,086,915  Akamai Technologies, Inc. (a)           75,888,405
   2,308,795  Bazaarvoice, Inc. (a)                   13,598,803
   1,144,071  Blucora, Inc. (a)                       18,476,747
     884,860  Cornerstone OnDemand, Inc. (a) (b)      30,793,128
     763,060  Dealertrack Technologies, Inc. (a)      47,912,537
     494,215  Demandware, Inc. (a)                    35,128,802
   2,744,199  EarthLink Holdings Corp.                20,554,051
   2,925,653  eBay, Inc. (a)                         176,241,337
   1,191,205  Endurance International Group
                 Holdings, Inc. (a) (b)               24,610,295
   3,431,646  Facebook, Inc., Class A (a)            294,315,119
     273,710  Google, Inc., Class A (a)              147,814,348
     274,496  Google, Inc., Class C (c)              142,877,913
     699,324  IAC/InterActiveCorp                     55,708,150
     588,297  j2 Global, Inc.                         39,968,898
     491,127  LinkedIn Corp., Class A (a)            101,481,572
   1,672,531  LivePerson, Inc. (a)                    16,407,529
   2,337,089  Pandora Media, Inc. (a)                 36,318,363
   1,240,534  Rackspace Hosting, Inc. (a)             46,135,460
     808,458  TrueCar, Inc. (a) (b)                    9,693,411
   2,692,794  Twitter, Inc. (a)                       97,532,999
     913,927  VeriSign, Inc. (a) (b)                  56,407,574
   1,075,872  Web.com Group, Inc. (a)                 26,057,620
   3,168,194  Yahoo!, Inc. (a)                       124,478,342
                                                  --------------
                                                   1,638,401,403
                                                  --------------
              REAL ESTATE INVESTMENT
                 TRUSTS -- 2.8%
     328,170  Equinix, Inc.                           83,355,180
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              SOFTWARE -- 6.7%
     663,603  Ebix, Inc. (b)                      $   21,640,094
     446,078  NetSuite, Inc. (a)                      40,927,656
   1,835,656  salesforce.com, Inc. (a)               127,816,727
   2,208,199  VirnetX Holding Corp. (a) (b)            9,274,436
                                                  --------------
                                                     199,658,913
                                                  --------------
              TOTAL COMMON STOCKS
                 -- 100.0%                         2,966,254,921
              (Cost $2,728,681,879)               --------------

              MONEY MARKET FUNDS -- 1.6%
  47,094,099  Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.01% (d) (e)                        47,094,099
   1,372,779  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional Class
                 - 0.01% (d)                           1,372,779
                                                  --------------
              TOTAL MONEY MARKET FUNDS
                 -- 1.6%                              48,466,878
              (Cost $48,466,878)                  --------------

 PRINCIPAL
   VALUE
------------
              REPURCHASE AGREEMENTS
                 -- 1.2%
$  8,774,441  JPMorgan Chase & Co., 0.07% (d),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $8,774,458. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 1.000% to 1.500%, due
                 02/28/19 to 08/31/19. The value
                 of the collateral including
                 accrued interest is
                 $8,983,996. (e)                       8,774,441
  25,151,925  RBC Capital Markets LLC, 0.06% (d),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $25,151,967. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 0.875% to 1.500%, due
                 11/15/17 to 11/30/19. The value
                 of the collateral including
                 accrued interest is
                 $25,693,143. (e)                     25,151,925
                                                  --------------
              TOTAL REPURCHASE AGREEMENTS
                 -- 1.2%                              33,926,366
                                                  --------------
              (Cost $33,926,366)
              TOTAL INVESTMENTS -- 102.8%          3,048,648,165
              (Cost $2,811,075,123) (f)
              NET OTHER ASSETS AND
                 LIABILITIES -- (2.8)%               (82,943,204)
                                                  --------------
              NET ASSETS -- 100%                  $2,965,704,961
                                                  ==============


                        See Notes to Financial Statements                Page 37

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

JUNE 30, 2015 (UNAUDITED)

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $80,111,093 and the total value of the collateral held by the Fund is $81,020,465.

(c) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the six months ended June 30, 2015, the Fund received 659 PIK shares of Google, Inc., Class C.

(d)   Interest rate shown reflects yield as of June 30, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $346,469,822 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $108,896,780.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*      $ 2,966,254,921   $         --       $       --
Money Market
  Funds                  48,466,878             --               --
Repurchase
  Agreements                     --     33,926,366               --
                    -------------------------------------------------
Total Investment    $ 3,014,721,799   $ 33,926,366       $       --
                    =================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

---------------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)        $   80,111,093
Non-cash Collateral(2)                               (80,111,093)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)        $   33,926,366
Non-cash Collateral(4)                               (33,926,366)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


Page 38                 See Notes to Financial Statements

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AEROSPACE & DEFENSE -- 11.9%
      16,591  General Dynamics Corp.              $    2,350,779
      21,415  Honeywell International, Inc.            2,183,688
      11,179  Lockheed Martin Corp.                    2,078,176
      13,599  Northrop Grumman Corp.                   2,157,209
      20,219  Raytheon Co.                             1,934,554
      18,921  United Technologies Corp.                2,098,906
                                                  --------------
                                                      12,803,312
                                                  --------------
              AIR FREIGHT & LOGISTICS -- 2.1%
      12,964  FedEx Corp.                              2,209,066
                                                  --------------
              BEVERAGES -- 4.0%
      54,043  Coca-Cola (The) Co.                      2,120,107
      22,732  PepsiCo, Inc.                            2,121,805
                                                  --------------
                                                       4,241,912
                                                  --------------
              CAPITAL MARKETS -- 1.9%
      26,425  T. Rowe Price Group, Inc.                2,054,015
                                                  --------------
              CHEMICALS -- 5.7%
      30,439  E.I. du Pont de Nemours & Co.            1,946,574
      18,663  Monsanto Co.                             1,989,289
      19,222  PPG Industries, Inc.                     2,205,148
                                                  --------------
                                                       6,141,011
                                                  --------------
              DIVERSIFIED CONSUMER
                 SERVICES -- 1.9%
      69,739  H&R Block, Inc.                          2,067,761
                                                  --------------
              ELECTRICAL EQUIPMENT -- 1.9%
      37,274  Emerson Electric Co.                     2,066,098
                                                  --------------
              ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 2.0%
      37,577  Amphenol Corp., Class A                  2,178,339
                                                  --------------
              FOOD & STAPLES RETAILING
                 -- 5.8%
      15,065  Costco Wholesale Corp.                   2,034,679
      30,317  Kroger (The) Co.                         2,198,286
      27,965  Wal-Mart Stores, Inc.                    1,983,557
                                                  --------------
                                                       6,216,522
                                                  --------------
              FOOD PRODUCTS -- 1.8%
      21,745  Mead Johnson Nutrition Co.               1,961,834
                                                  --------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 4.1%
      31,153  Baxter International, Inc.               2,178,529
      12,732  C. R. Bard, Inc.                         2,173,353
                                                  --------------
                                                       4,351,882
                                                  --------------
              HEALTH CARE PROVIDERS &
                 SERVICES -- 3.9%
      24,321  Cardinal Health, Inc.                    2,034,452
       9,551  McKesson Corp.                           2,147,160
                                                  --------------
                                                       4,181,612
                                                  --------------
              HEALTH CARE TECHNOLOGY -- 2.0%
      30,329  Cerner Corp. (a)                         2,094,521
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              HOTELS, RESTAURANTS & LEISURE
                 -- 4.3%
      22,955  McDonald's Corp.                    $    2,182,332
      45,736  Starbucks Corp.                          2,452,136
                                                  --------------
                                                       4,634,468
                                                  --------------
              HOUSEHOLD PRODUCTS -- 3.8%
      31,437  Colgate-Palmolive Co.                    2,056,294
      26,390  Procter & Gamble (The) Co.               2,064,754
                                                  --------------
                                                       4,121,048
                                                  --------------
              INDUSTRIAL CONGLOMERATES
                 -- 1.9%
      13,468  3M Co.                                   2,078,112
                                                  --------------
              INSURANCE -- 8.2%
      34,041  Aflac, Inc.                              2,117,350
      12,033  Everest Re Group, Ltd.                   2,190,126
      38,760  Marsh & McLennan Cos., Inc.              2,197,692
      81,418  Progressive (The) Corp.                  2,265,863
                                                  --------------
                                                       8,771,031
                                                  --------------
              IT SERVICES -- 6.1%
      26,074  Automatic Data Processing, Inc.          2,091,917
      13,555  International Business Machines
                 Corp.                                 2,204,856
      33,756  Visa, Inc., Class A                      2,266,716
                                                  --------------
                                                       6,563,489
                                                  --------------
              LIFE SCIENCES TOOLS & SERVICES
                 -- 2.1%
      17,506  Waters Corp. (a)                         2,247,420
                                                  --------------
              MACHINERY -- 4.5%
      22,718  Illinois Tool Works, Inc.                2,085,285
      22,206  Pall Corp.                               2,763,537
                                                  --------------
                                                       4,848,822
                                                  --------------
              MEDIA -- 4.0%
      28,307  Omnicom Group, Inc.                      1,967,053
      20,414  Walt Disney (The) Co.                    2,330,054
                                                  --------------
                                                       4,297,107
                                                  --------------
              MULTILINE RETAIL -- 2.1%
      27,217  Target Corp.                             2,221,724
                                                  --------------
              OIL, GAS & CONSUMABLE FUELS
                 -- 1.9%
      25,054  Exxon Mobil Corp.                        2,084,493
                                                  --------------
              PHARMACEUTICALS -- 4.0%
      21,871  Johnson & Johnson                        2,131,547
      38,290  Merck & Co., Inc.                        2,179,850
                                                  --------------
                                                       4,311,397
                                                  --------------
              SOFTWARE -- 1.9%
      50,650  Oracle Corp.                             2,041,195
                                                  --------------
              SPECIALTY RETAIL -- 2.1%
      33,378  TJX (The) Cos., Inc.                     2,208,622
                                                  --------------


                        See Notes to Financial Statements                Page 39

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              TEXTILES, APPAREL & LUXURY
                 GOODS -- 2.2%
      22,100  NIKE, Inc., Class B                 $    2,387,242
                                                  --------------
              Tobacco -- 1.9%
      42,086  Altria Group, Inc.                       2,058,426
                                                  --------------

              TOTAL INVESTMENTS -- 100.0%            107,442,481
              (Cost $103,424,109) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                      40,316
                                                  --------------
              NET ASSETS -- 100.0%                  $107,482,797
                                                  ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,083,360 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,064,988.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 107,442,481     $       --       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


Page 40                 See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 99.8%
              AEROSPACE & DEFENSE -- 1.5%
         127  Aerojet Rocketdyne Holdings,
                 Inc. (a)                         $        2,617
          40  Astronics Corp. (a)                          2,835
          23  Cubic Corp.                                  1,094
          36  Curtiss-Wright Corp.                         2,608
          35  DigitalGlobe, Inc. (a)                         973
          22  HEICO Corp.                                  1,283
          26  Hexcel Corp.                                 1,293
           9  Huntington Ingalls Industries, Inc.          1,013
          46  KLX, Inc. (a)                                2,030
          70  L-3 Communications Holdings, Inc.            7,937
          22  Lockheed Martin Corp.                        4,090
          16  Moog, Inc., Class A (a)                      1,131
          69  Orbital ATK, Inc.                            5,062
          84  Precision Castparts Corp.                   16,789
          41  Raytheon Co.                                 3,923
         127  Spirit AeroSystems Holdings, Inc.,
                 Class A (a)                               6,999
          24  TASER International, Inc. (a)                  799
          50  Teledyne Technologies, Inc. (a)              5,275
          40  TransDigm Group, Inc. (a)                    8,987
          40  Triumph Group, Inc.                          2,640
                                                  --------------
                                                          79,378
                                                  --------------
              AIR FREIGHT & LOGISTICS -- 0.4%
          69  Atlas Air Worldwide Holdings,
                 Inc. (a)                                  3,792
         121  C.H. Robinson Worldwide, Inc.                7,549
          65  Echo Global Logistics, Inc. (a)              2,123
          28  Expeditors International of
                 Washington, Inc.                          1,291
          33  Forward Air Corp.                            1,725
          52  XPO Logistics, Inc. (a)                      2,349
                                                  --------------
                                                          18,829
                                                  --------------
              AIRLINES -- 1.1%
         100  Alaska Air Group, Inc.                       6,443
          35  Allegiant Travel Co.                         6,226
         168  American Airlines Group, Inc.                6,709
          80  Hawaiian Holdings, Inc. (a)                  1,900
         345  JetBlue Airways Corp. (a)                    7,162
         172  Republic Airways Holdings, Inc. (a)          1,579
         162  SkyWest, Inc.                                2,437
         400  Southwest Airlines Co.                      13,236
          34  Spirit Airlines, Inc. (a)                    2,111
         197  United Continental Holdings,
                 Inc. (a)                                 10,443
                                                  --------------
                                                          58,246
                                                  --------------
              AUTO COMPONENTS -- 0.7%
         114  American Axle & Manufacturing
                 Holdings, Inc. (a)                        2,384
          41  Cooper Tire & Rubber Co.                     1,387
          30  Cooper-Standard Holding, Inc. (a)            1,844
         251  Dana Holding Corp.                           5,165
          12  Dorman Products, Inc. (a)                      572
          38  Drew Industries, Inc.                        2,205
         145  Gentex Corp.                                 2,381
          47  Gentherm, Inc. (a)                           2,581


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              AUTO COMPONENTS (CONTINUED)
         245  Goodyear Tire & Rubber (The) Co.    $        7,387
          48  Lear Corp.                                   5,388
         219  Modine Manufacturing Co. (a)                 2,350
          14  Standard Motor Products, Inc.                  492
          46  Tenneco, Inc. (a)                            2,642
                                                  --------------
                                                          36,778
                                                  --------------
              AUTOMOBILES -- 0.4%
         274  Ford Motor Co.                               4,113
         354  General Motors Co.                          11,799
          63  Thor Industries, Inc.                        3,545
                                                  --------------
                                                          19,457
                                                  --------------
              BANKS -- 2.8%
          37  1st Source Corp.                             1,262
          22  Ameris Bancorp                                 556
          63  Associated Banc-Corp.                        1,277
          10  BancFirst Corp.                                654
          13  Banner Corp.                                   623
          82  BBCN Bancorp, Inc.                           1,213
          21  Berkshire Hills Bancorp, Inc.                  598
          43  BOK Financial Corp.                          2,992
          49  Boston Private Financial
                 Holdings, Inc.                              657
          21  Cathay General Bancorp                         681
          19  Chemical Financial Corp.                       628
         183  Citizens Financial Group, Inc.               4,998
          13  City Holding Co.                               640
          20  Columbia Banking System, Inc.                  651
          88  Comerica, Inc.                               4,516
          31  Commerce Bancshares, Inc.                    1,450
          17  Community Bank System, Inc.                    642
          19  Cullen/Frost Bankers, Inc.                   1,493
         121  Customers Bancorp, Inc. (a)                  3,254
          33  East West Bancorp, Inc.                      1,479
          90  F.N.B. Corp.                                 1,289
         705  Fifth Third Bancorp                         14,678
         476  First BanCorp (a)                            2,294
           2  First Citizens BancShares, Inc.,
                 Class A                                     526
          33  First Financial Bancorp                        592
         186  First Horizon National Corp.                 2,915
          21  First Interstate BancSystem, Inc.,
                 Class A                                     583
          25  First Merchants Corp.                          617
          23  First Republic Bank                          1,450
          62  FirstMerit Corp.                             1,291
          96  Fulton Financial Corp.                       1,254
          80  Great Western Bancorp, Inc.                  1,929
          40  Hancock Holding Co.                          1,276
          28  Hanmi Financial Corp.                          696
          18  Heartland Financial USA, Inc.                  670
          17  Home BancShares, Inc.                          622
         361  Huntington Bancshares, Inc.                  4,083
          68  International Bancshares Corp.               1,827
         146  JPMorgan Chase & Co.                         9,893
         313  KeyCorp                                      4,701
          55  National Penn Bancshares, Inc.                 620
          24  NBT Bancorp, Inc.                              628


                        See Notes to Financial Statements                Page 41

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
         145  OFG Bancorp                         $        1,547
          42  Old National Bancorp                           607
          87  People's United Financial, Inc.              1,410
          13  Pinnacle Financial Partners, Inc.              707
          95  PNC Financial Services Group
                 (The), Inc.                               9,087
          76  Prosperity Bancshares, Inc.                  4,388
       1,405  Regions Financial Corp.                     14,556
          20  Renasant Corp.                                 652
          23  Sandy Spring Bancorp, Inc.                     644
          26  Simmons First National Corp.,
                 Class A                                   1,214
           9  South State Corp.                              684
         215  SunTrust Banks, Inc.                         9,249
          47  Synovus Financial Corp.                      1,449
          77  Talmer Bancorp, Inc., Class A                1,290
          75  TCF Financial Corp.                          1,246
          11  Tompkins Financial Corp.                       591
          49  Trustmark Corp.                              1,224
          77  Umpqua Holdings Corp.                        1,385
          53  Union Bankshares Corp.                       1,232
          31  United Community Banks, Inc.                   647
          63  Valley National Bancorp                        650
          20  Western Alliance Bancorp (a)                   675
          59  Wilshire Bancorp, Inc.                         745
          25  Wintrust Financial Corp.                     1,334
          29  Yadkin Financial Corp. (a)                     608
         148  Zions Bancorporation                         4,697
                                                  --------------
                                                         147,216
                                                  --------------
              BEVERAGES -- 1.0%
           5  Boston Beer (The) Co., Inc.,
                 Class A (a)                               1,160
         190  Constellation Brands, Inc.,
                 Class A                                  22,044
         169  Dr Pepper Snapple Group, Inc.               12,320
         128  Monster Beverage Corp. (a)                  17,154
                                                  --------------
                                                          52,678
                                                  --------------
              BIOTECHNOLOGY -- 3.5%
          13  Alnylam Pharmaceuticals, Inc. (a)            1,558
          54  AMAG Pharmaceuticals, Inc. (a)               3,729
         271  Amicus Therapeutics, Inc. (a)                3,835
          51  Anacor Pharmaceuticals, Inc. (a)             3,949
         215  ARIAD Pharmaceuticals, Inc. (a)              1,778
         160  Array BioPharma, Inc. (a)                    1,154
          42  Biogen, Inc. (a)                            16,965
         178  BioMarin Pharmaceutical, Inc. (a)           24,347
          10  Bluebird Bio, Inc. (a)                       1,684
          77  Celgene Corp. (a)                            8,912
          42  Celldex Therapeutics, Inc. (a)               1,059
          23  Cepheid, Inc. (a)                            1,406
         141  Dyax Corp. (a)                               3,736
          26  Dynavax Technologies Corp. (a)                 609
          70  Eagle Pharmaceuticals, Inc. (a)              5,660
          62  Emergent Biosolutions, Inc. (a)              2,043
          61  Foundation Medicine, Inc. (a)                2,064
         124  Halozyme Therapeutics, Inc. (a)              2,800


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              BIOTECHNOLOGY (CONTINUED)
         242  Incyte Corp. (a)                    $       25,219
         102  Insys Therapeutics, Inc. (a)                 3,664
          74  Ironwood Pharmaceuticals, Inc. (a)             892
          83  Isis Pharmaceuticals, Inc. (a)               4,777
          31  Ligand Pharmaceuticals, Inc. (a)             3,128
          51  Medivation, Inc. (a)                         5,824
         199  Merrimack Pharmaceuticals, Inc. (a)          2,461
         114  MiMedx Group, Inc. (a)                       1,321
          30  Neurocrine Biosciences, Inc. (a)             1,433
          54  Newlink Genetics Corp. (a)                   2,390
         357  Novavax, Inc. (a)                            3,977
         187  OPKO Health, Inc. (a)                        3,007
         302  Orexigen Therapeutics, Inc. (a)              1,495
         420  PDL BioPharma, Inc.                          2,701
          16  Portola Pharmaceuticals, Inc. (a)              729
          46  Prothena Corp. PLC (a)                       2,423
          10  PTC Therapeutics, Inc. (a)                     481
          54  Raptor Pharmaceutical Corp. (a)                853
          16  Receptos, Inc. (a)                           3,041
          29  Regeneron Pharmaceuticals, Inc. (a)         14,794
          35  Regulus Therapeutics, Inc. (a)                 384
          39  Repligen Corp. (a)                           1,609
          38  Sangamo BioSciences, Inc. (a)                  421
          39  United Therapeutics Corp. (a)                6,784
         274  ZIOPHARM Oncology, Inc. (a)                  3,288
                                                  --------------
                                                         184,384
                                                  --------------
              BUILDING PRODUCTS -- 0.8%
         101  A.O. Smith Corp.                             7,270
          72  AAON, Inc.                                   1,621
          54  American Woodmark Corp. (a)                  2,962
          27  Apogee Enterprises, Inc.                     1,421
          52  Continental Building Products,
                 Inc. (a)                                  1,102
          34  Griffon Corp.                                  541
          59  Lennox International, Inc.                   6,354
          99  Masco Corp.                                  2,640
          20  Nortek, Inc. (a)                             1,663
         122  Owens Corning                                5,032
          70  Patrick Industries, Inc. (a)                 2,664
          45  Ply Gem Holdings, Inc. (a)                     531
         120  Quanex Building Products Corp.               2,572
          16  Simpson Manufacturing Co., Inc.                544
          43  Trex Co., Inc. (a)                           2,125
          32  Universal Forest Products, Inc.              1,665
                                                  --------------
                                                          40,707
                                                  --------------
              CAPITAL MARKETS -- 0.9%
          47  E*TRADE Financial Corp. (a)                  1,408
         345  Franklin Resources, Inc.                    16,915
          31  HFF, Inc., Class A                           1,294
          52  Interactive Brokers Group, Inc.,
                 Class A                                   2,161
         232  Janus Capital Group, Inc.                    3,972
         144  KCG Holdings, Inc., Class A (a)              1,775
          24  Legg Mason, Inc.                             1,237
          34  Piper Jaffray Cos. (a)                       1,484
          23  Raymond James Financial, Inc.                1,370
          90  SEI Investments Co.                          4,413


Page 42                 See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              CAPITAL MARKETS (CONTINUED)
          24  Stifel Financial Corp. (a)          $        1,386
          18  Virtus Investment Partners, Inc.             2,380
          80  Waddell & Reed Financial, Inc.,
                 Class A                                   3,785
         110  WisdomTree Investments, Inc.                 2,416
                                                  --------------
                                                          45,996
                                                  --------------
              CHEMICALS -- 3.0%
          25  Airgas, Inc.                                 2,644
          57  Axiall Corp.                                 2,055
          52  Cabot Corp.                                  1,939
          56  Calgon Carbon Corp.                          1,085
          95  Celanese Corp., Series A                     6,829
         390  CF Industries Holdings, Inc.                25,069
         108  Chemtura Corp. (a)                           3,057
          25  Cytec Industries, Inc.                       1,513
         185  Dow Chemical (The) Co.                       9,466
         192  Eastman Chemical Co.                        15,709
         141  Ferro Corp. (a)                              2,366
         120  Flotek Industries, Inc. (a)                  1,504
          23  FMC Corp.                                    1,209
         180  Huntsman Corp.                               3,973
          31  Innophos Holdings, Inc.                      1,632
          51  Innospec, Inc.                               2,297
          23  International Flavors & Fragrances,
                 Inc.                                      2,514
         153  Intrepid Potash, Inc. (a)                    1,827
          29  Kraton Performance Polymers,
                 Inc. (a)                                    693
         187  Kronos Worldwide, Inc.                       2,050
         252  LyondellBasell Industries N.V.,
                 Class A                                  26,087
          24  Minerals Technologies, Inc.                  1,635
           8  NewMarket Corp.                              3,551
          37  Olin Corp.                                     997
         155  Platform Specialty Products
                 Corp. (a)                                 3,965
           7  Quaker Chemical Corp.                          622
          78  Sherwin-Williams (The) Co.                  21,452
          57  Stepan Co.                                   3,084
          88  Tredegar Corp.                               1,946
          16  Valspar (The) Corp.                          1,309
          92  Westlake Chemical Corp.                      6,310
                                                  --------------
                                                         160,389
                                                  --------------
              COMMERCIAL SERVICES &
                 SUPPLIES -- 1.7%
          37  ABM Industries, Inc.                         1,216
         355  ACCO Brands Corp. (a)                        2,758
         128  ADT (The) Corp.                              4,297
          33  Cintas Corp.                                 2,791
          77  Deluxe Corp.                                 4,774
          58  Essendant, Inc.                              2,276
          16  G&K Services, Inc., Class A                  1,106
          18  Healthcare Services Group, Inc.                595
          21  Herman Miller, Inc.                            608
          53  HNI Corp.                                    2,711


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMERCIAL SERVICES & SUPPLIES
                 (CONTINUED)
         105  KAR Auction Services, Inc.          $        3,927
          72  McGrath RentCorp                             2,191
          43  Multi-Color Corp.                            2,747
          57  Pitney Bowes, Inc.                           1,186
         103  Quad/Graphics, Inc.                          1,907
         218  Republic Services, Inc.                      8,539
         107  Rollins, Inc.                                3,053
          93  Steelcase, Inc., Class A                     1,759
          63  Stericycle, Inc. (a)                         8,436
          30  Team, Inc. (a)                               1,207
         123  Tetra Tech, Inc.                             3,154
         411  Tyco International PLC                      15,815
          20  UniFirst Corp.                               2,237
          47  US Ecology, Inc.                             2,290
          55  Waste Connections, Inc.                      2,592
          82  Waste Management, Inc.                       3,801
          35  West Corp.                                   1,053
                                                  --------------
                                                          89,026
                                                  --------------
              COMMUNICATIONS EQUIPMENT
                 -- 1.2%
          63  ADTRAN, Inc.                                 1,024
          46  ARRIS Group, Inc. (a)                        1,408
         483  Cisco Systems, Inc.                         13,263
          93  CommScope Holding Co., Inc. (a)              2,837
          51  Harris Corp.                                 3,922
         150  Infinera Corp. (a)                           3,147
          23  InterDigital, Inc.                           1,309
         133  Motorola Solutions, Inc.                     7,626
         152  Palo Alto Networks, Inc. (a)                26,554
                                                  --------------
                                                          61,090
                                                  --------------
              CONSTRUCTION & ENGINEERING
                 -- 0.7%
         135  Chicago Bridge & Iron Co. N.V.               6,755
          60  Dycom Industries, Inc. (a)                   3,531
          25  EMCOR Group, Inc.                            1,194
          70  Fluor Corp.                                  3,711
         118  Jacobs Engineering Group, Inc. (a)           4,793
         122  MasTec, Inc. (a)                             2,424
          75  MYR Group, Inc. (a)                          2,322
         137  Primoris Services Corp.                      2,713
         186  Quanta Services, Inc. (a)                    5,361
         126  Tutor Perini Corp. (a)                       2,719
                                                  --------------
                                                          35,523
                                                  --------------
              CONSTRUCTION MATERIALS -- 0.2%
         161  Headwaters, Inc. (a)                         2,933
          63  Vulcan Materials Co.                         5,288
                                                  --------------
                                                           8,221
                                                  --------------
              CONSUMER FINANCE -- 0.9%
         253  Ally Financial, Inc. (a)                     5,675
         225  Capital One Financial Corp.                 19,793
         127  Cash America International, Inc.             3,326
          34  Credit Acceptance Corp. (a)                  8,370
         111  Green Dot Corp., Class A (a)                 2,122
         172  Santander Consumer USA
                 Holdings, Inc. (a)                        4,398

See Notes to Financial Statements                 Page 43

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              CONSUMER FINANCE (CONTINUED)
          40  World Acceptance Corp. (a)          $        2,461
                                                  --------------
                                                          46,145
                                                  --------------
              CONTAINERS & PACKAGING -- 0.6%
          63  AptarGroup, Inc.                             4,018
          50  Avery Dennison Corp.                         3,047
          57  Bemis Co., Inc.                              2,566
          74  Crown Holdings, Inc. (a)                     3,915
          30  Greif, Inc., Class A                         1,075
         114  Owens-Illinois, Inc. (a)                     2,615
          51  Packaging Corp. of America                   3,187
          87  Sealed Air Corp.                             4,470
          23  Silgan Holdings, Inc.                        1,213
          88  Sonoco Products Co.                          3,772
                                                  --------------
                                                          29,878
                                                  --------------
              DISTRIBUTORS -- 0.1%
          28  Core-Mark Holding Co., Inc.                  1,659
          52  LKQ Corp. (a)                                1,573
          25  Pool Corp.                                   1,754
                                                  --------------
                                                           4,986
                                                  --------------
              DIVERSIFIED CONSUMER
                 SERVICES -- 0.5%
          92  2U, Inc. (a)                                 2,961
          94  Apollo Education Group, Inc. (a)             1,211
         104  Bright Horizons Family Solutions,
                 Inc. (a)                                  6,011
          18  Capella Education Co.                          966
          88  DeVry Education Group, Inc.                  2,638
           6  Graham Holdings Co., Class B                 6,450
          41  H&R Block, Inc.                              1,216
         255  Service Corp. International                  7,505
                                                  --------------
                                                          28,958
                                                  --------------
              DIVERSIFIED FINANCIAL
                 SERVICES -- 0.8%
          31  Berkshire Hathaway, Inc.,
                 Class B (a)                               4,219
          38  Intercontinental Exchange, Inc.              8,497
          60  Leucadia National Corp.                      1,457
          14  MarketAxess Holdings, Inc.                   1,299
          86  McGraw Hill Financial, Inc.                  8,639
          43  Moody's Corp.                                4,642
          65  MSCI, Inc.                                   4,001
          52  NASDAQ OMX Group (The), Inc.                 2,538
          24  PHH Corp. (a)                                  625
         154  Voya Financial, Inc.                         7,156
                                                  --------------
                                                          43,073
                                                  --------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.8%
         407  AT&T, Inc.                                  14,456
          34  Atlantic Tele-Network, Inc.                  2,349
         513  CenturyLink, Inc.                           15,072
         167  Cincinnati Bell, Inc. (a)                      638
         565  Frontier Communications Corp.                2,797
         187  General Communication, Inc.,
                 Class A (a)                               3,181


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES (CONTINUED)
         162  inContact, Inc. (a)                 $        1,599
         304  Iridium Communications, Inc. (a)             2,763
                                                  --------------
                                                          42,855
                                                  --------------
              ELECTRIC UTILITIES -- 2.4%
          34  ALLETE, Inc.                                 1,577
         236  American Electric Power Co., Inc.           12,501
          58  Duke Energy Corp.                            4,096
          61  El Paso Electric Co.                         2,114
          95  Empire District Electric (The) Co.           2,071
         229  Entergy Corp.                               16,145
         527  Exelon Corp.                                16,558
         126  FirstEnergy Corp.                            4,101
         199  Great Plains Energy, Inc.                    4,808
          85  IDACORP, Inc.                                4,772
         168  OGE Energy Corp.                             4,800
          37  Otter Tail Corp.                               984
          83  Pinnacle West Capital Corp.                  4,722
          81  PNM Resources, Inc.                          1,993
         143  Portland General Electric Co.                4,742
         567  PPL Corp.                                   16,709
         200  Southern (The) Co.                           8,380
         137  Westar Energy, Inc.                          4,688
         382  Xcel Energy, Inc.                           12,293
                                                  --------------
                                                         128,054
                                                  --------------
              ELECTRICAL EQUIPMENT -- 0.6%
          32  Acuity Brands, Inc.                          5,759
          13  AZZ, Inc.                                      673
         195  Eaton Corp. PLC                             13,161
          47  Encore Wire Corp.                            2,082
          18  EnerSys                                      1,265
          27  Generac Holdings, Inc. (a)                   1,073
          24  Hubbell, Inc., Class B                       2,599
           9  Power Solutions International,
                 Inc. (a)                                    486
          92  Sensata Technologies Holding
                 N.V. (a)                                  4,852
                                                  --------------
                                                          31,950
                                                  --------------
              ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 2.8%
         225  Amphenol Corp., Class A                     13,043
          23  Anixter International, Inc. (a)              1,498
         109  Arrow Electronics, Inc. (a)                 -6,082
         149  Avnet, Inc.                                  6,125
         207  AVX Corp.                                    2,786
          10  Badger Meter, Inc.                             635
         123  Benchmark Electronics, Inc. (a)              2,679
         178  CDW Corp.                                    6,102
         107  Cognex Corp.                                 5,147
          18  Coherent, Inc. (a)                           1,143
         976  Corning, Inc.                               19,257
          31  Dolby Laboratories, Inc., Class A            1,230
         155  Fabrinet (a)                                 2,903
           9  FARO Technologies, Inc. (a)                    420


Page 44                 See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 (CONTINUED)
          17  FEI Co.                             $        1,410
          85  FLIR Systems, Inc.                           2,620
         128  II-VI, Inc. (a)                              2,429
         211  Ingram Micro, Inc., Class A (a)              5,281
          83  Insight Enterprises, Inc. (a)                2,483
          57  IPG Photonics Corp. (a)                      4,855
         114  Jabil Circuit, Inc.                          2,427
          72  Keysight Technologies, Inc. (a)              2,246
           6  Littelfuse, Inc.                               569
          63  Methode Electronics, Inc.                    1,729
          41  National Instruments Corp.                   1,208
          93  Newport Corp. (a)                            1,763
          16  OSI Systems, Inc. (a)                        1,133
          58  Plexus Corp. (a)                             2,545
          73  Rofin-Sinar Technologies, Inc. (a)           2,015
          22  Rogers Corp. (a)                             1,455
         122  Sanmina Corp. (a)                            2,460
          58  ScanSource, Inc. (a)                         2,208
          52  SYNNEX Corp.                                 3,806
         247  TE Connectivity Ltd.                        15,882
          41  Tech Data Corp. (a)                          2,360
          53  Trimble Navigation Ltd. (a)                  1,243
         262  TTM Technologies, Inc. (a)                   2,617
          51  Universal Display Corp. (a)                  2,638
         214  Vishay Intertechnology, Inc.                 2,500
          73  Zebra Technologies Corp.,
                 Class A (a)                               8,107
                                                  --------------
                                                         149,039
                                                  --------------
              ENERGY EQUIPMENT & SERVICES
                 -- 2.9%
         105  Atwood Oceanics, Inc.                        2,776
          43  Bristow Group, Inc.                          2,292
         147  Cameron International Corp. (a)              7,698
          97  CARBO Ceramics, Inc.                         4,038
          13  Core Laboratories N.V.                       1,483
         248  Diamond Offshore Drilling, Inc.              6,401
          97  Dril-Quip, Inc. (a)                          7,299
          70  Exterran Holdings, Inc.                      2,286
         144  FMC Technologies, Inc. (a)                   5,975
         151  Forum Energy Technologies, Inc. (a)          3,062
          95  Frank's International N.V.                   1,790
         504  Halliburton Co.                             21,707
         197  Helix Energy Solutions Group,
                 Inc. (a)                                  2,488
          98  Helmerich & Payne, Inc.                      6,901
         157  Hornbeck Offshore Services,
                 Inc. (a)                                  3,223
         292  Nabors Industries Ltd.                       4,214
         443  National Oilwell Varco, Inc.                21,388
         324  Newpark Resources, Inc. (a)                  2,634
         123  Oceaneering International, Inc.              5,731
          74  Oil States International, Inc. (a)           2,755
         157  Patterson-UTI Energy, Inc.                   2,954
         230  RPC, Inc.                                    3,181


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              ENERGY EQUIPMENT & SERVICES
                 (CONTINUED)
         159  Schlumberger Ltd.                   $       13,704
          42  SEACOR Holdings, Inc. (a)                    2,979
         297  Superior Energy Services, Inc.               6,249
         123  Tidewater, Inc.                              2,796
          17  U.S. Silica Holdings, Inc.                     499
         105  Unit Corp. (a)                               2,848
         108  Weatherford International PLC (a)            1,325
                                                  --------------
                                                         152,676
                                                  --------------
              FOOD & STAPLES RETAILING
                 -- 1.5%
          71  Andersons (The), Inc.                        2,769
          29  Casey's General Stores, Inc.                 2,777
         214  CVS Health Corp.                            22,444
          29  Fresh Market (The), Inc. (a)                   932
          60  Ingles Markets, Inc., Class A                2,866
         289  Kroger (The) Co.                            20,955
         764  Rite Aid Corp. (a)                           6,379
          75  Sprouts Farmers Market, Inc. (a)             2,024
         203  SUPERVALU, Inc. (a)                          1,642
          17  United Natural Foods, Inc. (a)               1,083
         161  Wal-Mart Stores, Inc.                       11,420
          36  Weis Markets, Inc.                           1,517
                                                  --------------
                                                          76,808
                                                  --------------
              FOOD PRODUCTS -- 1.7%
         374  Archer-Daniels-Midland Co.                  18,034
          54  Bunge Ltd.                                   4,741
          15  Cal-Maine Foods, Inc.                          783
         169  Darling Ingredients, Inc. (a)                2,478
          58  Flowers Foods, Inc.                          1,227
          76  Fresh Del Monte Produce, Inc.                2,938
          83  Hain Celestial Group (The),
                 Inc. (a)                                  5,466
          68  Ingredion, Inc.                              5,427
           6  Lancaster Colony Corp.                         545
          17  McCormick & Co., Inc.                        1,376
         130  Pinnacle Foods, Inc.                         5,920
          50  Post Holdings, Inc. (a)                      2,697
          37  Sanderson Farms, Inc.                        2,781
           2  Seaboard Corp. (a)                           7,198
          18  Snyder's-Lance, Inc.                           581
          17  Tootsie Roll Industries, Inc.                  549
          16  TreeHouse Foods, Inc. (a)                    1,297
         462  Tyson Foods, Inc., Class A                  19,695
         150  WhiteWave Foods (The) Co. (a)                7,332
                                                  --------------
                                                          91,065
                                                  --------------
              GAS UTILITIES -- 0.6%
          96  Atmos Energy Corp.                           4,923
          23  Chesapeake Utilities Corp.                   1,239
          23  Laclede Group (The), Inc.                    1,197
          88  National Fuel Gas Co.                        5,182
          57  New Jersey Resources Corp.                   1,570
          25  Northwest Natural Gas Co.                    1,055
          55  ONE Gas, Inc.                                2,341
         108  Piedmont Natural Gas Co., Inc.               3,814
         167  Questar Corp.                                3,492


                        See Notes to Financial Statements                Page 45

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              GAS UTILITIES (CONTINUED)
          44  South Jersey Industries, Inc.       $        1,088
          30  Southwest Gas Corp.                          1,596
         122  UGI Corp.                                    4,203
          42  WGL Holdings, Inc.                           2,280
                                                  --------------
                                                          33,980
                                                  --------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 1.8%
          28  Abaxis, Inc.                                 1,442
          41  ABIOMED, Inc. (a)                            2,695
         129  Baxter International, Inc.                   9,021
          37  Cantel Medical Corp.                         1,986
          60  Cardiovascular Systems, Inc. (a)             1,587
          23  CONMED Corp.                                 1,340
          21  Cooper (The) Cos., Inc.                      3,737
           9  Cyberonics, Inc. (a)                           535
          77  Cynosure, Inc., Class A (a)                  2,971
         107  DexCom, Inc. (a)                             8,558
         124  Edwards Lifesciences Corp. (a)              17,661
          69  Endologix, Inc. (a)                          1,059
          31  Greatbatch, Inc. (a)                         1,672
           7  HeartWare International, Inc. (a)              509
          13  ICU Medical, Inc. (a)                        1,244
          52  IDEXX Laboratories, Inc. (a)                 3,335
          29  Integra LifeSciences Holdings
                 Corp. (a)                                 1,954
          16  LDR Holding Corp. (a)                          692
          72  Masimo Corp. (a)                             2,789
          57  Medtronic PLC                                4,224
         123  Merit Medical Systems, Inc. (a)              2,649
          30  Natus Medical, Inc. (a)                      1,277
          13  NuVasive, Inc. (a)                             616
          34  NxStage Medical, Inc. (a)                      486
          74  ResMed, Inc.                                 4,171
          15  Sirona Dental Systems, Inc. (a)              1,506
          17  Spectranetics (The) Corp. (a)                  391
          76  STERIS Corp.                                 4,897
          11  Teleflex, Inc.                               1,490
          66  West Pharmaceutical Services, Inc.           3,833
          77  Zeltiq Aesthetics, Inc. (a)                  2,269
                                                  --------------
                                                          92,596
                                                  --------------
              HEALTH CARE PROVIDERS &
                 SERVICES -- 3.0%
          93  Acadia Healthcare Co., Inc. (a)              7,285
          44  Amedisys, Inc. (a)                           1,748
         102  AMN Healthcare Services, Inc. (a)            3,222
          19  AmSurg Corp. (a)                             1,329
          57  Anthem, Inc.                                 9,356
          67  Bio-Reference Laboratories,
                 Inc. (a)                                  2,764
          23  Capital Senior Living Corp. (a)                563
          94  Centene Corp. (a)                            7,558
          15  Chemed Corp.                                 1,967
         171  Cigna Corp.                                 27,702
          76  Community Health Systems, Inc. (a)           4,786
          17  CorVel Corp. (a)                               544
         109  DaVita HealthCare Partners,
                 Inc. (a)                                  8,662


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              HEALTH CARE PROVIDERS &
                 SERVICES (CONTINUED)
          50  Ensign Group (The), Inc.            $        2,553
         104  Envision Healthcare Holdings,
                 Inc. (a)                                  4,106
          28  ExamWorks Group, Inc. (a)                    1,095
         130  Hanger, Inc. (a)                             3,047
         177  HCA Holdings, Inc. (a)                      16,057
         110  Health Net, Inc. (a)                         7,053
          90  HealthSouth Corp.                            4,145
          60  Healthways, Inc. (a)                           719
          13  IPC Healthcare, Inc. (a)                       720
          72  LifePoint Health, Inc. (a)                   6,260
          25  Magellan Health, Inc. (a)                    1,752
          73  MEDNAX, Inc. (a)                             5,410
          44  Molina Healthcare, Inc. (a)                  3,093
          52  Omnicare, Inc.                               4,901
          27  Patterson Cos., Inc.                         1,314
          56  Providence Service (The) Corp. (a)           2,480
          80  Select Medical Holdings Corp.                1,296
          45  Team Health Holdings, Inc. (a)               2,940
          34  Universal Health Services, Inc.,
                 Class B                                   4,831
         121  VCA, Inc. (a)                                6,583
                                                  --------------
                                                         157,841
                                                  --------------
              HEALTH CARE TECHNOLOGY -- 0.3%
         181  Cerner Corp. (a)                            12,500
          50  Omnicell, Inc. (a)                           1,885
                                                  --------------
                                                          14,385
                                                  --------------
              HOTELS, RESTAURANTS & LEISURE
                 -- 3.0%
           1  Biglari Holdings, Inc. (a)                     414
          47  BJ's Restaurants, Inc. (a)                   2,277
         125  Boyd Gaming Corp. (a)                        1,869
          43  Brinker International, Inc.                  2,479
          22  Buffalo Wild Wings, Inc. (a)                 3,447
          41  Choice Hotels International, Inc.            2,224
          35  Cracker Barrel Old Country
                 Store, Inc.                               5,221
          77  Darden Restaurants, Inc.                     5,473
         207  Denny's Corp. (a)                            2,403
          88  Diamond Resorts International,
                 Inc. (a)                                  2,776
           6  DineEquity, Inc.                               595
          40  Domino's Pizza, Inc.                         4,536
          19  Fiesta Restaurant Group, Inc. (a)              950
         448  Hilton Worldwide Holdings, Inc. (a)         12,342
          72  International Speedway Corp.,
                 Class A                                   2,640
          68  Interval Leisure Group, Inc.                 1,554
          69  Jack in the Box, Inc.                        6,083
         220  Marriott International, Inc.,
                 Class A                                  16,366
          29  Marriott Vacations Worldwide Corp.           2,661
         328  Norwegian Cruise Line Holdings
                 Ltd. (a)                                 18,381
          17  Panera Bread Co., Class A (a)                2,971
          38  Papa John's International, Inc.              2,873


Page 46                    See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
         113  Penn National Gaming, Inc. (a)      $        2,074
          82  Pinnacle Entertainment, Inc. (a)             3,057
          30  Popeyes Louisiana Kitchen, Inc. (a)          1,800
          34  Red Robin Gourmet Burgers,
                 Inc. (a)                                  2,918
          54  Royal Caribbean Cruises Ltd.                 4,249
          31  SeaWorld Entertainment, Inc.                   572
          82  Six Flags Entertainment Corp.                3,678
          74  Sonic Corp.                                  2,131
          78  Speedway Motorsports, Inc.                   1,767
         280  Starbucks Corp.                             15,012
          65  Texas Roadhouse, Inc.                        2,433
          51  Vail Resorts, Inc.                           5,569
         366  Wendy's (The) Co.                            4,128
          98  Wyndham Worldwide Corp.                      8,027
                                                  --------------
                                                         157,950
                                                  --------------
              HOUSEHOLD DURABLES -- 1.9%
         233  D.R. Horton, Inc.                            6,375
          43  Ethan Allen Interiors, Inc.                  1,133
          20  Harman International
                 Industries, Inc.                          2,379
          36  Helen of Troy Ltd. (a)                       3,510
          18  iRobot Corp. (a)                               574
         189  KB Home                                      3,137
          21  La-Z-Boy, Inc.                                 553
         115  Leggett & Platt, Inc.                        5,598
         128  Lennar Corp., Class A                        6,533
          21  M.D.C. Holdings, Inc.                          629
          36  Meritage Homes Corp. (a)                     1,695
         119  Mohawk Industries, Inc. (a)                 22,717
         113  Newell Rubbermaid, Inc.                      4,646
           3  NVR, Inc. (a)                                4,020
         179  PulteGroup, Inc.                             3,607
          61  Ryland Group (The), Inc.                     2,829
         262  Standard Pacific Corp. (a)                   2,334
          85  Taylor Morrison Home Corp.,
                 Class A (a)                               1,731
          46  Tempur Sealy International,
                 Inc. (a)                                  3,031
         135  Toll Brothers, Inc. (a)                      5,156
          19  Tupperware Brands Corp.                      1,226
         123  WCI Communities, Inc. (a)                    3,000
          88  Whirlpool Corp.                             15,228
          23  William Lyon Homes, Class A (a)                590
                                                  --------------
                                                         102,231
                                                  --------------
              HOUSEHOLD PRODUCTS -- 0.2%
         104  Church & Dwight Co., Inc.                    8,438
          19  Energizer Holdings, Inc.                     2,499
           7  WD-40 Co.                                      610
                                                  --------------
                                                          11,547
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 0.4%
         310  AES (The) Corp.                     $        4,110
         290  Calpine Corp. (a)                            5,217
         127  Dynegy, Inc. (a)                             3,715

         211  NRG Energy, Inc.                             4,828
          47  Ormat Technologies, Inc.                     1,771
                                                  --------------
                                                          19,641
                                                  --------------
              INDUSTRIAL CONGLOMERATES -- 0.3%
          29  Carlisle Cos., Inc.                          2,904
         178  General Electric Co.                         4,730
          58  Raven Industries, Inc.                       1,179
          51  Roper Technologies, Inc.                     8,795
                                                  --------------
                                                          17,608
                                                  --------------
              INSURANCE -- 5.4%
          40  ACE Ltd.                                     4,067
         138  Aflac, Inc.                                  8,584
           8  Alleghany Corp. (a)                          3,750
         164  Allied World Assurance Co.
                 Holdings AG                               7,088
         187  Allstate (The) Corp.                        12,131
         122  Ambac Financial Group, Inc. (a)              2,030
          62  American Financial Group, Inc.               4,032
         323  American International Group, Inc.          19,968
          18  American National Insurance Co.              1,842
          13  AMERISAFE, Inc.                                612
         117  AmTrust Financial Services, Inc.             7,665
         108  Arch Capital Group Ltd. (a)                  7,232
          59  Argo Group International
                 Holdings Ltd.                             3,286
          28  Arthur J. Gallagher & Co.                    1,324
          62  Aspen Insurance Holdings Ltd.                2,970
          87  Assurant, Inc.                               5,829
         252  Assured Guaranty Ltd.                        6,045
         129  Axis Capital Holdings Ltd.                   6,885
          80  Brown & Brown, Inc.                          2,629
         131  Chubb (The) Corp.                           12,463
          50  Cincinnati Financial Corp.                   2,509
         231  CNO Financial Group, Inc.                    4,239
          87  Employers Holdings, Inc.                     1,982
          48  Endurance Specialty Holdings Ltd.            3,154
          15  Erie Indemnity Co., Class A                  1,231
          38  Everest Re Group, Ltd.                       6,916
          10  FBL Financial Group, Inc., Class A             577
         112  First American Financial Corp.               4,168
         361  FNF Group                                   13,353
          73  Hanover Insurance Group
                 (The), Inc.                               5,404
         106  Hartford Financial Services
                 Group (The), Inc.                         4,406
          94  HCC Insurance Holdings, Inc.                 7,223
          35  Horace Mann Educators Corp.                  1,273
          22  Infinity Property & Casualty Corp.           1,668
          50  James River Group Holdings Ltd.              1,294


                        See Notes to Financial Statements                Page 47

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
          30  Kemper Corp.                        $        1,157
          77  Lincoln National Corp.                       4,560
         159  Maiden Holdings Ltd.                         2,509
           7  Markel Corp. (a)                             5,605
         317  MBIA, Inc. (a)                               1,905
          46  Mercury General Corp.                        2,560
         175  MetLife, Inc.                                9,798
          95  National General Holdings Corp.              1,979
           9  National Western Life Insurance
                 Co., Class A                              2,155
          23  Navigators Group (The), Inc. (a)             1,784
         356  Old Republic International Corp.             5,564
          51  ProAssurance Corp.                           2,357
         163  Progressive (The) Corp.                      4,536
          57  Reinsurance Group of America, Inc.           5,408
          67  RenaissanceRe Holdings Ltd.                  6,801
          30  Safety Insurance Group, Inc.                 1,731
          81  Selective Insurance Group, Inc.              2,272
          17  StanCorp Financial Group, Inc.               1,285
          44  Stewart Information Services Corp.           1,751
          75  Symetra Financial Corp.                      1,813
          73  Torchmark Corp.                              4,250
         164  Travelers (The) Cos., Inc.                  15,852
          56  United Fire Group, Inc.                      1,835
         115  Universal Insurance Holdings, Inc.           2,783
          39  Unum Group                                   1,394
          32  Validus Holdings Ltd.                        1,408
         105  W. R. Berkley Corp.                          5,453
           6  White Mountains Insurance
                 Group Ltd.                                3,930
                                                  --------------
                                                         284,264
                                                  --------------
              INTERNET & CATALOG RETAIL
                 -- 0.4%
         249  1-800-FLOWERS.COM, Inc.,
                 Class A (a)                               2,604
         141  Expedia, Inc.                               15,418
          20  FTD Cos., Inc. (a)                             564
          19  HSN, Inc.                                    1,334
                                                  --------------
                                                          19,920
                                                  --------------
              INTERNET SOFTWARE & SERVICES
                 -- 1.1%
         187  Akamai Technologies, Inc. (a)               13,056
          16  Benefitfocus, Inc. (a)                         702
          46  comScore, Inc. (a)                           2,450
          46  Constant Contact, Inc. (a)                   1,323
           7  CoStar Group, Inc. (a)                       1,409
          62  Endurance International Group
                 Holdings, Inc. (a)                        1,281
          32  Envestnet, Inc. (a)                          1,294
          94  GTT Communications, Inc. (a)                 2,244
          79  IAC/InterActiveCorp                          6,293
          18  j2 Global, Inc.                              1,223
          53  LinkedIn Corp., Class A (a)                 10,951
          32  LogMeIn, Inc. (a)                            2,064
         112  Q2 Holdings, Inc. (a)                        3,164


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES
                 (CONTINUED)
         129  Rackspace Hosting, Inc. (a)         $        4,797
          44  Stamps.com, Inc. (a)                         3,237
          59  VeriSign, Inc. (a)                           3,641
          13  WebMD Health Corp. (a)                         576
                                                  --------------
                                                          59,705
                                                  --------------
              IT SERVICES -- 2.9%
          47  Accenture PLC, Class A                       4,549
          33  Blackhawk Network Holdings,
                 Inc. (a)                                  1,360
          72  Broadridge Financial Solutions,
                 Inc.                                      3,601
          20  CACI International, Inc.,
                 Class A (a)                               1,618
         284  Cognizant Technology Solutions
                 Corp., Class A (a)                       17,350
          41  Computer Sciences Corp.                      2,691
         103  Convergys Corp.                              2,625
         113  CoreLogic, Inc. (a)                          4,485
          19  CSG Systems International, Inc.                601
          60  DST Systems, Inc.                            7,559
          48  EPAM Systems, Inc. (a)                       3,419
          30  Euronet Worldwide, Inc. (a)                  1,851
         130  Fidelity National Information
                 Services, Inc.                            8,034
         223  Fiserv, Inc. (a)                            18,471
          16  Gartner, Inc. (a)                            1,372
         286  Genpact Ltd. (a)                             6,100
          72  Global Payments, Inc.                        7,448
          57  Jack Henry & Associates, Inc.                3,688
          35  ManTech International Corp.,
                 Class A                                   1,015
          99  MAXIMUS, Inc.                                6,507
         120  NeuStar, Inc., Class A (a)                   3,505
         114  Perficient, Inc. (a)                         2,193
          95  Sykes Enterprises, Inc. (a)                  2,304
          51  Syntel, Inc. (a)                             2,421
          70  TeleTech Holdings, Inc.                      1,896
         120  Teradata Corp. (a)                           4,440
         139  Total System Services, Inc.                  5,806
         141  Vantiv, Inc., Class A (a)                    5,385
          14  Virtusa Corp. (a)                              720
         128  Western Union (The) Co.                      2,602
          12  WEX, Inc. (a)                                1,368
       1,723  Xerox Corp.                                 18,333
                                                  --------------
                                                         155,317
                                                  --------------
              LEISURE PRODUCTS -- 0.3%
          26  Brunswick Corp.                              1,322
          42  Hasbro, Inc.                                 3,141
         233  Mattel, Inc.                                 5,986
         139  Smith & Wesson Holding Corp. (a)             2,306
          24  Sturm, Ruger & Co., Inc.                     1,379
                                                  --------------
                                                          14,134
                                                  --------------

Page 48                    See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              LIFE SCIENCES TOOLS & SERVICES
                 -- 0.8%
          26  Accelerate Diagnostics, Inc. (a)    $          671
         188  Affymetrix, Inc. (a)                         2,053
          26  Bio-Techne Corp.                             2,560
          74  Cambrex Corp. (a)                            3,252
          67  Charles River Laboratories
                 International, Inc. (a)                   4,713
          42  Fluidigm Corp. (a)                           1,016
          12  Mettler-Toledo International,
                 Inc. (a)                                  4,098
          77  PAREXEL International Corp. (a)              4,952
          52  PerkinElmer, Inc.                            2,737
          79  Quintiles Transnational Holdings,
                 Inc. (a)                                  5,736
          33  Thermo Fisher Scientific, Inc.               4,282
          51  VWR Corp. (a)                                1,363
          36  Waters Corp. (a)                             4,622
                                                  --------------
                                                          42,055
                                                  --------------
              MACHINERY -- 3.4%
         139  AGCO Corp.                                   7,892
          28  Alamo Group, Inc.                            1,530
          15  Albany International Corp.,
                 Class A                                     597
          43  Altra Industrial Motion Corp.                1,169
          14  Astec Industries, Inc.                         586
          44  Barnes Group, Inc.                           1,716
          46  Blount International, Inc. (a)                 502
          57  Briggs & Stratton Corp.                      1,098
         166  Caterpillar, Inc.                           14,080
          84  Chart Industries, Inc. (a)                   3,003
          32  CIRCOR International, Inc.                   1,745
          40  CLARCOR, Inc.                                2,490
          21  Crane Co.                                    1,233
          96  Cummins, Inc.                               12,594
          50  Deere & Co.                                  4,853
          35  Donaldson Co., Inc.                          1,253
         256  Dover Corp.                                 17,966
          30  ESCO Technologies, Inc.                      1,122
         112  Federal Signal Corp.                         1,670
          71  Flowserve Corp.                              3,739
          20  Gorman-Rupp (The) Co.                          562
          31  Greenbrier (The) Cos., Inc.                  1,452
          24  Hyster-Yale Materials Handling,
                 Inc.                                      1,663
         137  Illinois Tool Works, Inc.                   12,575
          67  ITT Corp.                                    2,803
         169  Joy Global, Inc.                             6,118
          61  Lincoln Electric Holdings, Inc.              3,714
          13  Middleby (The) Corp. (a)                     1,459
          16  Mueller Industries, Inc.                       556
          17  Nordson Corp.                                1,324
         136  Oshkosh Corp.                                5,764
          70  PACCAR, Inc.                                 4,467
         112  Parker-Hannifin Corp.                       13,029
          15  RBC Bearings, Inc. (a)                       1,076
          27  Snap-on, Inc.                                4,300
          78  SPX Corp.                                    5,646
           7  Standex International Corp.                    560


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              MACHINERY (CONTINUED)
          89  Terex Corp.                         $        2,069
          95  Timken (The) Co.                             3,474
          19  Toro (The) Co.                               1,288
          38  TriMas Corp. (a)                             1,125
         187  Trinity Industries, Inc.                     4,942
          43  Valmont Industries, Inc.                     5,111
         126  Wabash National Corp. (a)                    1,580
          42  Wabtec Corp.                                 3,958
          78  Woodward, Inc.                               4,289
         114  Xylem, Inc.                                  4,226
                                                  --------------
                                                         179,968
                                                  --------------
              MARINE -- 0.2%
          88  Kirby Corp. (a)                              6,746
          70  Matson, Inc.                                 2,943
                                                  --------------
                                                           9,689
                                                  --------------
              MEDIA -- 1.9%
          69  AMC Networks, Inc., Class A (a)              5,648
          35  Carmike Cinemas, Inc. (a)                      929
          92  Charter Communications, Inc.,
                 Class A (a)                              15,755
         118  Cinemark Holdings, Inc.                      4,740
         745  CTC Media, Inc.                              1,691
         720  Discovery Communications, Inc.,
                 Class A (a)                              23,947
          83  E.W. Scripps (The) Co., Class A              1,896
         214  Gray Television, Inc. (a)                    3,355
          43  John Wiley & Sons, Inc., Class A             2,338
          53  Live Nation Entertainment, Inc. (a)          1,457
          63  Madison Square Garden (The) Co.,
                 Class A (a)                               5,260
          21  Meredith Corp.                               1,095
          49  New Media Investment Group, Inc.               879
         249  News Corp., Class A (a)                      3,633
          41  Nexstar Broadcasting Group, Inc.,
                 Class A                                   2,296
          26  Regal Entertainment Group, Class A             544
          43  Scholastic Corp.                             1,898
          75  Sinclair Broadcast Group, Inc.,
                 Class A                                   2,093
       1,159  Sirius XM Holdings, Inc. (a)                 4,323
         224  TEGNA, Inc.                                  7,184
         105  Time, Inc.                                   2,416
          84  Walt Disney (The) Co.                        9,588
                                                  --------------
                                                         102,965
                                                  --------------
              METALS & MINING -- 1.6%
         343  Alcoa, Inc.                                  3,824
          61  Carpenter Technology Corp.                   2,359
         146  Commercial Metals Co.                        2,348
          57  Compass Minerals International,
                 Inc.                                      4,682
         467  Freeport-McMoRan, Inc.                       8,696
         594  Hecla Mining Co.                             1,562
          23  Kaiser Aluminum Corp.                        1,911
          61  Materion Corp.                               2,150
         816  Newmont Mining Corp.                        19,062
         279  Nucor Corp.                                 12,296


                        See Notes to Financial Statements                Page 49

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              METALS & MINING (CONTINUED)
         109  Reliance Steel & Aluminum Co.       $        6,592
         152  Southern Copper Corp.                        4,470
         132  Steel Dynamics, Inc.                         2,734
         137  Stillwater Mining Co. (a)                    1,588
         112  TimkenSteel Corp.                            3,023
         218  United States Steel Corp.                    4,495
          44  Worthington Industries, Inc.                 1,323
                                                  --------------
                                                          83,115
                                                  --------------
              MULTILINE RETAIL -- 1.2%
          25  Big Lots, Inc.                               1,125
         112  Burlington Stores, Inc. (a)                  5,734
          39  Dillard's, Inc., Class A                     4,102
         273  Dollar Tree, Inc. (a)                       21,564
         170  Kohl's Corp.                                10,644
         136  Macy's, Inc.                                 9,176
         165  Nordstrom, Inc.                             12,293
                                                  --------------
                                                          64,638
                                                  --------------
              MULTI-UTILITIES -- 2.6%
          84  Alliant Energy Corp.                         4,849
         420  Ameren Corp.                                15,826
          86  Avista Corp.                                 2,636
          35  Black Hills Corp.                            1,528
         868  CenterPoint Energy, Inc.                    16,518
         290  Consolidated Edison, Inc.                   16,785
         219  DTE Energy Co.                              16,346
         311  MDU Resources Group, Inc.                    6,074
         201  NiSource, Inc.                               9,164
         334  PG&E Corp.                                  16,399
         422  Public Service Enterprise Group,
                 Inc.                                     16,576
          97  SCANA Corp.                                  4,913
         205  TECO Energy, Inc.                            3,620
          90  Vectren Corp.                                3,463
                                                  --------------
                                                         134,697
                                                  --------------
              OIL, GAS & CONSUMABLE FUELS
                 -- 7.5%
          71  Alon USA Energy, Inc.                        1,342
         147  Apache Corp.                                 8,472
          72  Bonanza Creek Energy, Inc. (a)               1,314
       1,563  Chesapeake Energy Corp.                     17,459
         211  Chevron Corp.                               20,355
          58  Cimarex Energy Co.                           6,398
          47  Clayton Williams Energy, Inc. (a)            3,090
         115  Concho Resources, Inc. (a)                  13,094
         356  ConocoPhillips                              21,862
         190  CONSOL Energy, Inc.                          4,130
          62  CVR Energy, Inc.                             2,334
          59  Delek US Holdings, Inc.                      2,172
         405  Denbury Resources, Inc.                      2,576
         367  Devon Energy Corp.                          21,833
          35  Diamondback Energy, Inc. (a)                 2,638
          80  Energen Corp.                                5,464
         260  Exxon Mobil Corp.                           21,632
         103  Green Plains, Inc.                           2,838


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
         145  Gulfport Energy Corp. (a)           $        5,836
       1,917  Halcon Resources Corp. (a)                   2,224
         326  Hess Corp.                                  21,803
          99  HollyFrontier Corp.                          4,226
         840  Kosmos Energy Ltd. (a)                       7,081
         226  Laredo Petroleum, Inc. (a)                   2,843
         848  Marathon Oil Corp.                          22,506
         432  Marathon Petroleum Corp.                    22,598
         143  Murphy Oil Corp.                             5,944
         189  Newfield Exploration Co. (a)                 6,827
         453  Noble Energy, Inc.                          19,334
         208  Oasis Petroleum, Inc. (a)                    3,297
          11  PDC Energy, Inc. (a)                           590
         282  Phillips 66                                 22,718
          27  Pioneer Natural Resources Co.                3,745
         319  QEP Resources, Inc.                          5,905
         173  Rosetta Resources, Inc. (a)                  4,003
         136  Sanchez Energy Corp. (a)                     1,333
       1,658  SandRidge Energy, Inc. (a)                   1,454
          65  SemGroup Corp., Class A                      5,166
          57  SM Energy Co.                                2,629
         286  Southwestern Energy Co. (a)                  6,501
         121  Stone Energy Corp. (a)                       1,523
          14  Targa Resources Corp.                        1,249
         194  Tesoro Corp.                                16,375
         348  Valero Energy Corp.                         21,785
         108  Western Refining, Inc.                       4,711
         172  Whiting Petroleum Corp. (a)                  5,779
          46  World Fuel Services Corp.                    2,206
         270  WPX Energy, Inc. (a)                         3,316
                                                  --------------
                                                         394,510
                                                  --------------
              PAPER & FOREST PRODUCTS -- 0.1%
          63  Boise Cascade Co. (a)                        2,311
          72  KapStone Paper and Packaging
                 Corp.                                     1,665
          19  Neenah Paper, Inc.                           1,120
          64  P.H. Glatfelter Co.                          1,407
          26  Schweitzer-Mauduit
                 International, Inc.                       1,037
                                                  --------------
                                                           7,540
                                                  --------------
              PERSONAL PRODUCTS -- 0.4%
          97  Coty, Inc., Class A                          3,101
         106  Estee Lauder (The) Cos., Inc.,
                 Class A                                   9,186
          14  Herbalife Ltd. (a)                             771
          20  Nu Skin Enterprises, Inc., Class A             943
          72  Revlon, Inc., Class A (a)                    2,643
          27  USANA Health Sciences, Inc. (a)              3,690
                                                  --------------
                                                          20,334
                                                  --------------
              PHARMACEUTICALS -- 1.3%
         140  Akorn, Inc. (a)                              6,113
          15  Allergan PLC (a)                             4,552
          38  ANI Pharmaceuticals, Inc. (a)                2,358
          86  Cempra, Inc. (a)                             2,955


Page 50                 See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
         132  Depomed, Inc. (a)                   $        2,833
          49  Endo International PLC (a)                   3,903
         114  Horizon Pharma PLC (a)                       3,960
          50  Impax Laboratories, Inc. (a)                 2,296
          25  Intra-Cellular Therapies, Inc. (a)             799
          44  Lannett Co., Inc. (a)                        2,615
          70  Mallinckrodt PLC (a)                         8,240
         149  Mylan N.V. (a)                              10,111
          15  Pacira Pharmaceuticals, Inc. (a)             1,061
          55  Prestige Brands Holdings, Inc. (a)           2,543
         152  Sucampo Pharmaceuticals, Inc.,
                 Class A (a)                               2,497
         195  TherapeuticsMD, Inc. (a)                     1,533
         191  Zoetis, Inc.                                 9,210
                                                  --------------
                                                          67,579
                                                  --------------
              PROFESSIONAL SERVICES -- 1.0%
          15  CEB, Inc.                                    1,306
          10  Dun & Bradstreet (The) Corp.                 1,220
         143  Equifax, Inc.                               13,884
          14  Exponent, Inc.                                 627
          32  FTI Consulting, Inc. (a)                     1,320
          64  GP Strategies Corp. (a)                      2,127
          43  ICF International, Inc. (a)                  1,499
          68  Kelly Services, Inc., Class A                1,044
          26  Kforce, Inc.                                   595
          36  Korn/Ferry International                     1,252
          46  ManpowerGroup, Inc.                          4,111
          62  On Assignment, Inc. (a)                      2,435
          88  Robert Half International, Inc.              4,884
         205  RPX Corp. (a)                                3,465
          30  Towers Watson & Co., Class A                 3,774
          84  TriNet Group, Inc. (a)                       2,129
          97  TrueBlue, Inc. (a)                           2,900
          62  Verisk Analytics, Inc. (a)                   4,511
                                                  --------------
                                                          53,083
                                                  --------------
              REAL ESTATE INVESTMENT TRUSTS
                 -- 2.4%
          41  Alexandria Real Estate
                 Equities, Inc.                            3,586
         141  Altisource Residential Corp.                 2,376
          31  American Campus Communities,
                 Inc.                                      1,168
          34  Apartment Investment &
                 Management Co., Class A                   1,256
          48  Associated Estates Realty Corp.              1,374
          51  AvalonBay Communities, Inc.                  8,153
          21  Blackstone Mortgage Trust, Inc.,
                 Class A                                     584
          32  Boston Properties, Inc.                      3,873
         150  Capstead Mortgage Corp.                      1,665
          60  Chatham Lodging Trust                        1,588
         423  Chimera Investment Corp.                     5,799
          46  Colony Capital, Inc., Class A                1,042
          49  Columbia Property Trust, Inc.                1,203
          49  CoreSite Realty Corp.                        2,227


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS
                 (CONTINUED)
          66  Corrections Corp. of America        $        2,183
         110  CubeSmart                                    2,548
          19  CyrusOne, Inc.                                 560
         331  CYS Investments, Inc.                        2,559
          61  Duke Realty Corp.                            1,133
          18  DuPont Fabros Technology, Inc.                 530
          94  Empire State Realty Trust, Inc.,
                 Class A                                   1,604
         100  Equity Commonwealth (a)                      2,567
          48  Equity LifeStyle Properties, Inc.            2,524
          57  Equity Residential                           4,000
          79  Extra Space Storage, Inc.                    5,152
         103  FelCor Lodging Trust, Inc.                   1,018
         108  Gaming and Leisure Properties, Inc.          3,959
          91  GEO Group (The), Inc.                        3,109
          42  Gramercy Property Trust, Inc.                  981
          48  Healthcare Trust of America, Inc.,
                 Class A                                   1,150
         121  Hospitality Properties Trust                 3,487
          18  Hudson Pacific Properties, Inc.                511
          35  Kilroy Realty Corp.                          2,350
          22  Lamar Advertising Co., Class A               1,265
          13  LTC Properties, Inc.                           541
          92  Mack-Cali Realty Corp.                       1,696
          40  Medical Properties Trust, Inc.                 524
         300  MFA Financial, Inc.                          2,217
          34  Mid-America Apartment
                 Communities, Inc.                         2,476
           8  National Health Investors, Inc.                498
         118  New Residential Investment Corp.             1,798
          33  Omega Healthcare Investors, Inc.             1,133
          57  Pebblebrook Hotel Trust                      2,444
          67  Physicians Realty Trust                      1,029
         143  Piedmont Office Realty Trust, Inc.,
                 Class A                                   2,515
          49  QTS Realty Trust, Inc., Class A              1,786
          99  Rayonier, Inc.                               2,529
          86  Realty Income Corp.                          3,818
          39  Regency Centers Corp.                        2,300
         520  Resource Capital Corp.                       2,012
          32  Retail Opportunity Investments
                 Corp.                                       500
          29  Ryman Hospitality Properties, Inc.           1,540
          71  Select Income REIT                           1,465
          60  Senior Housing Properties Trust              1,053
          28  Sovran Self Storage, Inc.                    2,433
         110  Spirit Realty Capital, Inc.                  1,064
         168  Summit Hotel Properties, Inc.                2,186
          40  Sun Communities, Inc.                        2,473
          80  Sunstone Hotel Investors, Inc.               1,201
          78  UDR, Inc.                                    2,498
          21  Universal Health Realty
                 Income Trust                                976
         157  Western Asset Mortgage
                 Capital Corp.                             2,319
                                                  --------------
                                                         128,108
                                                  --------------

See Notes to Financial Statements                 Page 51

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 0.6%
          27  Alexander & Baldwin, Inc.           $        1,064
         572  CBRE Group, Inc., Class A (a)               21,164
         104  Forest City Enterprises, Inc.,
                 Class A (a)                               2,298
           9  Howard Hughes (The) Corp. (a)                1,292
          39  Jones Lang LaSalle, Inc.                     6,669
          23  Kennedy-Wilson Holdings, Inc.                  566
          29  Realogy Holdings Corp. (a)                   1,355
                                                  --------------
                                                          34,408
                                                  --------------
              ROAD & RAIL -- 0.6%
          16  AMERCO                                       5,231
          23  Avis Budget Group, Inc. (a)                  1,014
          65  Celadon Group, Inc.                          1,344
          40  Con-way, Inc.                                1,535
          31  J.B. Hunt Transport Services, Inc.           2,545
          18  Knight Transportation, Inc.                    481
         102  Marten Transport Ltd.                        2,213
          86  Norfolk Southern Corp.                       7,513
          34  Old Dominion Freight Line, Inc. (a)          2,333
          70  Roadrunner Transportation
                 Systems, Inc. (a)                         1,806
          42  Ryder System, Inc.                           3,669
          23  Swift Transportation Co. (a)                   521
          56  Werner Enterprises, Inc.                     1,470
                                                  --------------
                                                          31,675
                                                  --------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 2.2%
          46  Advanced Energy Industries,
                 Inc. (a)                                  1,264
          39  Ambarella, Inc. (a)                          4,005
         267  Amkor Technology, Inc. (a)                   1,597
          12  Cabot Microelectronics Corp. (a)               565
          75  Cavium, Inc. (a)                             5,161
          71  Cirrus Logic, Inc. (a)                       2,416
          75  Cree, Inc. (a)                               1,952
          62  Diodes, Inc. (a)                             1,495
         111  First Solar, Inc. (a)                        5,215
          33  Inphi Corp. (a)                                754
          59  Integrated Device Technology,
                 Inc. (a)                                  1,280
          41  Intersil Corp., Class A                        513
         466  Lattice Semiconductor Corp. (a)              2,745
          79  M/A-COM Technology Solutions
                 Holdings, Inc. (a)                        3,022
         452  Marvell Technology Group Ltd.                5,960
          39  Micrel, Inc.                                   542
          67  Microsemi Corp. (a)                          2,342
          70  MKS Instruments, Inc.                        2,656
          22  Monolithic Power Systems, Inc.               1,116
         635  NVIDIA Corp.                                12,770
         548  ON Semiconductor Corp. (a)                   6,406
         225  Skyworks Solutions, Inc.                    23,422
         277  SunEdison, Inc. (a)                          8,285
         127  SunPower Corp. (a)                           3,608
          29  Synaptics, Inc. (a)                          2,515


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
          70  Teradyne, Inc.                      $        1,350
          59  Tessera Technologies, Inc.                   2,241
          77  Texas Instruments, Inc.                      3,966
         105  Xilinx, Inc.                                 4,637
                                                  --------------
                                                         113,800
                                                  --------------
              SOFTWARE -- 3.5%
          55  ACI Worldwide, Inc. (a)                      1,351
         195  Activision Blizzard, Inc.                    4,721
          15  ANSYS, Inc. (a)                              1,368
          35  Aspen Technology, Inc. (a)                   1,594
          37  Blackbaud, Inc.                              2,107
         272  CA, Inc.                                     7,967
          39  Ebix, Inc.                                   1,272
         376  Electronic Arts, Inc. (a)                   25,004
          43  Ellie Mae, Inc. (a)                          3,001
          20  ePlus, Inc. (a)                              1,533
          33  FactSet Research Systems, Inc.               5,363
          33  Fair Isaac Corp.                             2,996
          68  FireEye, Inc. (a)                            3,326
          53  Fleetmatics Group PLC (a)                    2,482
         190  Fortinet, Inc. (a)                           7,853
          25  Guidewire Software, Inc. (a)                 1,323
          49  Infoblox, Inc. (a)                           1,284
          46  Intuit, Inc.                                 4,635
         131  Manhattan Associates, Inc. (a)               7,814
          49  Mentor Graphics Corp.                        1,295
          13  NetScout Systems, Inc. (a)                     477
          62  Paylocity Holding Corp. (a)                  2,223
          54  Pegasystems, Inc.                            1,236
          40  Proofpoint, Inc. (a)                         2,547
          51  Qualys, Inc. (a)                             2,058
         234  Red Hat, Inc. (a)                           17,767
         133  salesforce.com, Inc. (a)                     9,261
         225  ServiceNow, Inc. (a)                        16,720
          52  SolarWinds, Inc. (a)                         2,399
          64  SS&C Technologies Holdings, Inc.             4,000
         568  Symantec Corp.                              13,206
          25  Synchronoss Technologies, Inc. (a)           1,143
          57  Synopsys, Inc. (a)                           2,887
          43  Tableau Software, Inc., Class A (a)          4,958
          44  Tyler Technologies, Inc. (a)                 5,693
          23  Ultimate Software Group (The),
                 Inc. (a)                                  3,780
          27  VASCO Data Security
                 International, Inc. (a)                     815
          43  Verint Systems, Inc. (a)                     2,612
                                                  --------------
                                                         182,071
                                                  --------------
              SPECIALTY RETAIL -- 6.5%
          83  Aaron's, Inc.                                3,005
         107  Abercrombie & Fitch Co., Class A             2,302
          59  Advance Auto Parts, Inc.                     9,398
          29  ANN, INC. (a)                                1,400
          36  Asbury Automotive Group, Inc. (a)            3,262
         163  Ascena Retail Group, Inc. (a)                2,715
          21  AutoNation, Inc. (a)                         1,323


Page 52                 See Notes to Financial Statements

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              Specialty Retail (Continued)
          26  AutoZone, Inc. (a)                  $       17,339
          50  Barnes & Noble, Inc. (a)                     1,298
         173  Bed Bath & Beyond, Inc. (a)                 11,934
         586  Best Buy Co., Inc.                          19,109
          47  Cabela's, Inc. (a)                           2,349
          36  Caleres, Inc.                                1,144
         321  CarMax, Inc. (a)                            21,253
          30  Cato (The) Corp., Class A                    1,163
          18  Children's Place (The), Inc.                 1,177
          39  Conn's, Inc. (a)                             1,548
          91  CST Brands, Inc.                             3,554
          70  Dick's Sporting Goods, Inc.                  3,624
          32  DSW, Inc., Class A                           1,068
         107  Express, Inc. (a)                            1,938
          96  Finish Line (The), Inc., Class A             2,671
          84  Foot Locker, Inc.                            5,629
          66  Francesca's Holdings Corp. (a)                 889
         175  GameStop Corp., Class A                      7,518
         307  Gap (The), Inc.                             11,718
          33  Genesco, Inc. (a)                            2,179
          54  GNC Holdings, Inc., Class A                  2,402
         159  Guess?, Inc.                                 3,048
          24  Hibbett Sports, Inc. (a)                     1,118
         195  Home Depot (The), Inc.                      21,670
         188  L Brands, Inc.                              16,117
          30  Lithia Motors, Inc., Class A                 3,395
         298  Lowe's Cos., Inc.                           19,957
         111  MarineMax, Inc. (a)                          2,610
          42  Mattress Firm Holding Corp. (a)              2,560
          73  Murphy USA, Inc. (a)                         4,075
         102  O'Reilly Automotive, Inc. (a)               23,050
           9  Outerwall, Inc.                                685
          52  Penske Automotive Group, Inc.                2,710
         127  Pier 1 Imports, Inc.                         1,604
         108  Rent-A-Center, Inc.                          3,062
          54  Restoration Hardware Holdings,
                 Inc. (a)                                  5,272
         420  Ross Stores, Inc.                           20,416
         155  Sally Beauty Holdings, Inc. (a)              4,895
          86  Select Comfort Corp. (a)                     2,586
         128  Signet Jewelers Ltd.                        16,415
          71  Sonic Automotive, Inc., Class A              1,692
         103  Stage Stores, Inc.                           1,806
          63  TJX (The) Cos., Inc.                         4,169
         208  Tractor Supply Co.                          18,707
          44  Ulta Salon, Cosmetics & Fragrance,
                 Inc. (a)                                  6,796
          29  Urban Outfitters, Inc. (a)                   1,015
          43  Vitamin Shoppe, Inc. (a)                     1,603
          50  Williams-Sonoma, Inc.                        4,113
          59  Zumiez, Inc. (a)                             1,571
                                                  --------------
                                                         341,626
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 1.1%
         178  Apple, Inc.                         $       22,326
         346  EMC Corp.                                    9,131
         568  Hewlett-Packard Co.                         17,046
          28  Lexmark International, Inc.,
                 Class A                                   1,237
          90  NCR Corp. (a)                                2,709
         125  NetApp, Inc.                                 3,945
          53  Super Micro Computer, Inc. (a)               1,568
                                                  --------------
                                                          57,962
                                                  --------------
              TEXTILES, APPAREL & LUXURY
                 GOODS -- 2.3%
          43  Carter's, Inc.                               4,571
         321  Coach, Inc.                                 11,110
          22  Columbia Sportswear Co.                      1,330
          41  Deckers Outdoor Corp. (a)                    2,951
          81  Fossil Group, Inc. (a)                       5,618
          52  G-III Apparel Group Ltd. (a)                 3,658
         661  Hanesbrands, Inc.                           22,025
         103  Movado Group, Inc.                           2,798
         132  NIKE, Inc., Class B                         14,259
          25  PVH Corp.                                    2,880
         168  Ralph Lauren Corp.                          22,237
          41  Skechers U.S.A., Inc., Class A (a)           4,501
          16  Steven Madden Ltd. (a)                         685
          24  Tumi Holdings, Inc. (a)                        492
         219  Under Armour, Inc., Class A (a)             18,273
          82  Unifi, Inc. (a)                              2,747
         109  Vera Bradley, Inc. (a)                       1,228
          53  Wolverine World Wide, Inc.                   1,509
                                                  --------------
                                                         122,872
                                                  --------------
              THRIFTS & MORTGAGE FINANCE
                 -- 0.5%
          91  Astoria Financial Corp.                      1,255
          19  BofI Holding, Inc. (a)                       2,008
          42  LendingTree, Inc. (a)                        3,302
          90  Meridian Bancorp, Inc. (a)                   1,207
          61  MGIC Investment Corp. (a)                      694
         159  New York Community Bancorp, Inc.             2,922
          50  Northwest Bancshares, Inc.                     641
         358  Ocwen Financial Corp. (a)                    3,652
          32  Provident Financial Services, Inc.             608
         396  Radian Group, Inc.                           7,429
          54  Washington Federal, Inc.                     1,261
                                                  --------------
                                                          24,979
                                                  --------------
              TOBACCO -- 0.1%
          63  Universal Corp.                              3,611
          27  Vector Group Ltd.                              634
                                                  --------------
                                                           4,245
                                                  --------------
              TRADING COMPANIES &
                 DISTRIBUTORS -- 0.6%
          70  Air Lease Corp.                              2,373
         105  Aircastle Ltd.                               2,380
          39  Applied Industrial Technologies,
                 Inc.                                      1,546

                        See Notes to Financial Statements                Page 53

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              TRADING COMPANIES &
                 DISTRIBUTORS (CONTINUED)
          31  GATX Corp.                          $        1,648
          85  HD Supply Holdings, Inc. (a)                 2,990
          28  Kaman Corp.                                  1,174
         249  MRC Global, Inc. (a)                         3,845
          37  MSC Industrial Direct Co., Inc.,
                 Class A                                   2,581
          82  NOW, Inc. (a)                                1,633
          86  Rush Enterprises, Inc., Class A (a)          2,254
          43  TAL International Group, Inc.                1,359
          95  WESCO International, Inc. (a)                6,521
                                                  --------------
                                                          30,304
                                                  --------------
              TRANSPORTATION INFRASTRUCTURE
                 -- 0.0%
         116  Wesco Aircraft Holdings, Inc. (a)            1,757
                                                  --------------
              Water Utilities -- 0.0%
          15  American States Water Co.                      561
          48  California Water Service Group               1,097
                                                  --------------
                                                           1,658
                                                  --------------
              WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.3%
          71  Telephone & Data Systems, Inc.               2,087
         279  T-Mobile US, Inc. (a)                       10,817
          50  United States Cellular Corp. (a)             1,884
                                                  --------------
                                                          14,788
                                                  --------------

              TOTAL INVESTMENTS -- 99.8%               5,254,950
              (Cost $5,206,164) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.2%                       8,815
                                                  --------------
              NET ASSETS -- 100.0%                $    5,263,765
                                                  ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $344,924 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $296,138.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 5,254,950       $       --       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


Page 54                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AEROSPACE & DEFENSE -- 2.5%
      42,082  Boeing (The) Co.                    $    5,837,615
      52,226  L-3 Communications Holdings, Inc.        5,921,384
      31,920  Lockheed Martin Corp.                    5,933,928
      60,918  Raytheon Co.                             5,828,634
      53,186  United Technologies Corp.                5,899,923
                                                  --------------
                                                      29,421,484
                                                  --------------
              AIR FREIGHT & LOGISTICS -- 1.0%
      95,563  C.H. Robinson Worldwide, Inc.            5,962,176
      60,473  United Parcel Service, Inc.,
                 Class B                               5,860,438
                                                  --------------
                                                      11,822,614
                                                  --------------
              BANKS -- 6.7%
     101,867  Bank of Montreal                         6,038,676
     115,970  Bank of Nova Scotia (The)                5,987,531
     148,855  BB&T Corp.                               6,000,345
      87,591  BOK Financial Corp.                      6,094,582
      80,337  Canadian Imperial Bank of
                 Commerce                              5,922,444
      78,356  Cullen/Frost Bankers, Inc.               6,157,215
      48,271  M&T Bank Corp.                           6,030,496
     376,388  People's United Financial, Inc.          6,101,250
      62,431  PNC Financial Services Group
                 (The), Inc.                           5,971,525
      97,509  Royal Bank of Canada                     5,962,675
     140,789  Toronto-Dominion (The) Bank              5,984,940
     136,313  U.S. Bancorp                             5,915,984
     105,877  Wells Fargo & Co.                        5,954,522
                                                  --------------
                                                      78,122,185
                                                  --------------
              BEVERAGES -- 3.1%
      49,058  Anheuser-Busch InBev N.V., ADR           5,919,829
     151,466  Coca-Cola (The) Co.                      5,942,011
      51,116  Diageo PLC, ADR                          5,931,501
      82,102  Dr Pepper Snapple Group, Inc.            5,985,236
      83,025  Molson Coors Brewing Co.,
                 Class B                               5,795,975
      64,135  PepsiCo, Inc.                            5,986,361
                                                  --------------
                                                      35,560,913
                                                  --------------
              CAPITAL MARKETS -- 0.5%
      77,544  T. Rowe Price Group, Inc.                6,027,495
                                                  --------------
              CHEMICALS -- 2.0%
      42,039  Air Products & Chemicals, Inc.           5,752,196
      57,286  Airgas, Inc.                             6,059,713
      87,603  E.I. du Pont de Nemours & Co.            5,602,212
      49,707  Praxair, Inc.                            5,942,472
                                                  --------------
                                                      23,356,593
                                                  --------------
              COMMERCIAL SERVICES &
                 SUPPLIES -- 1.5%
     182,916  Healthcare Services Group, Inc.          6,045,374
     151,803  Republic Services, Inc.                  5,946,123
     128,540  Waste Management, Inc.                   5,957,829
                                                  --------------
                                                      17,949,326
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT
                 -- 2.0%
     211,864  Cisco Systems, Inc.                 $    5,817,785
      76,470  Harris Corp.                             5,881,308
     103,535  Motorola Solutions, Inc.                 5,936,697
      91,017  QUALCOMM, Inc.                           5,700,395
                                                  --------------
                                                      23,336,185
                                                  --------------
              CONTAINERS & PACKAGING -- 1.0%
     129,956  Bemis Co., Inc.                          5,849,319
     136,222  Sonoco Products Co.                      5,838,475
                                                  --------------
                                                      11,687,794
                                                  --------------
              DISTRIBUTORS -- 0.5%
      66,443  Genuine Parts Co.                        5,948,642
                                                  --------------
              DIVERSIFIED FINANCIAL SERVICES
                 -- 0.5%
      64,766  CME Group, Inc.                          6,027,124
                                                  --------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.6%
     174,981  AT&T, Inc.                               6,215,325
     177,412  TELUS Corp.                              6,110,069
     129,000  Verizon Communications, Inc.             6,012,690
                                                  --------------
                                                      18,338,084
                                                  --------------
              ELECTRIC UTILITIES -- 9.2%
     124,799  ALLETE, Inc.                             5,789,426
     113,041  American Electric Power Co., Inc.        5,987,782
     112,750  Cleco Corp.                              6,071,587
      83,911  Duke Energy Corp.                        5,925,795
     105,024  Edison International                     5,837,234
     175,081  El Paso Electric Co.                     6,068,307
     131,687  Eversource Energy                        5,979,907
     199,588  Hawaiian Electric Industries, Inc.       5,933,751
     106,949  IDACORP, Inc.                            6,004,117
     154,520  MGE Energy, Inc.                         5,984,560
      60,851  NextEra Energy, Inc.                     5,965,223
     208,195  OGE Energy Corp.                         5,948,131
     105,604  Pinnacle West Capital Corp.              6,007,812
     178,808  Portland General Electric Co.            5,929,273
     144,233  Southern (The) Co.                       6,043,363
     128,405  UIL Holdings Corp.                       5,883,517
     173,447  Westar Energy, Inc.                      5,935,356
     187,503  Xcel Energy, Inc.                        6,033,847
                                                  --------------
                                                     107,328,988
                                                  --------------
              ELECTRICAL EQUIPMENT -- 1.0%
      87,342  Eaton Corp. PLC                          5,894,711
     105,241  Emerson Electric Co.                     5,833,509
                                                  --------------
                                                      11,728,220
                                                  --------------
              ENERGY EQUIPMENT &
                 SERVICES -- 0.5%
      70,500  Schlumberger Ltd.                        6,076,395
                                                  --------------
              FOOD & STAPLES RETAILING -- 1.5%
     163,068  Sysco Corp.                              5,886,755
      84,234  Wal-Mart Stores, Inc.                    5,974,717
     142,259  Weis Markets, Inc.                       5,996,217
                                                  --------------
                                                      17,857,689
                                                  --------------


                        See Notes to Financial Statements                Page 55

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              FOOD PRODUCTS -- 4.1%
     117,933  Archer-Daniels-Midland Co.          $    5,686,729
     126,943  Campbell Soup Co.                        6,048,834
     142,391  ConAgra Foods, Inc.                      6,225,335
     108,385  General Mills, Inc.                      6,039,212
      68,706  Hershey (The) Co.                        6,103,154
      53,935  JM Smucker (The) Co.                     5,847,094
      96,709  Kellogg Co.                              6,063,654
      70,009  Kraft Foods Group, Inc.                  5,960,566
                                                  --------------
                                                      47,974,578
                                                  --------------
              GAS UTILITIES -- 5.1%
     127,206  AGL Resources, Inc.                      5,922,711
     116,234  Atmos Energy Corp.                       5,960,480
     116,146  Laclede Group (The), Inc.                6,046,561
     215,437  New Jersey Resources Corp.               5,935,289
     140,692  Northwest Natural Gas Co.                5,934,389
     167,386  Piedmont Natural Gas Co., Inc.           5,910,400
     283,596  Questar Corp.                            5,929,992
     238,667  South Jersey Industries, Inc.            5,902,235
     170,790  UGI Corp.                                5,883,715
     108,885  WGL Holdings, Inc.                       5,911,367
                                                  --------------
                                                      59,337,139
                                                  --------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 0.5%
      87,554  Baxter International, Inc.               6,122,651
                                                  --------------
              HEALTH CARE PROVIDERS &
                 SERVICES -- 1.1%
     178,913  Owens & Minor, Inc.                      6,083,042
      84,840  Quest Diagnostics, Inc.                  6,152,597
                                                  --------------
                                                      12,235,639
                                                  --------------
              HOTELS, RESTAURANTS &
                 LEISURE -- 1.1%
      41,366  Cracker Barrel Old Country
                 Store, Inc.                           6,170,152
      63,295  McDonald's Corp.                         6,017,456
                                                  --------------
                                                      12,187,608
                                                  --------------
              HOUSEHOLD DURABLES -- 0.5%
     123,816  Leggett & Platt, Inc.                    6,027,363
                                                  --------------
              HOUSEHOLD PRODUCTS -- 2.1%
      57,302  Clorox (The) Co.                         5,960,554
      91,186  Colgate-Palmolive Co.                    5,964,476
      56,267  Kimberly-Clark Corp.                     5,962,614
      76,213  Procter & Gamble (The) Co.               5,962,905
                                                  --------------
                                                      23,850,549
                                                  --------------
              INDUSTRIAL CONGLOMERATES
                 -- 0.5%
      38,397  3M Co.                                   5,924,657
                                                  --------------
              INSURANCE -- 7.7%
      57,772  ACE Ltd.                                 5,874,257
     125,027  Arthur J. Gallagher & Co.                5,913,777
     110,875  Axis Capital Holdings Ltd.               5,917,399
      62,342  Chubb (The) Corp.                        5,931,218
     119,310  Cincinnati Financial Corp.               5,986,976
      94,256  Endurance Specialty Holdings Ltd.        6,192,619


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              Insurance (Continued)
      73,943  Erie Indemnity Co., Class A         $    6,068,502
      33,037  Everest Re Group, Ltd.                   6,013,064
      82,566  Hanover Insurance Group (The),
                 Inc.                                  6,112,361
     103,693  Marsh & McLennan Cos., Inc.              5,879,393
     106,577  Mercury General Corp.                    5,931,010
      46,797  PartnerRe Ltd.                           6,013,414
     216,044  Progressive (The) Corp.                  6,012,505
      61,289  Travelers (The) Cos., Inc.               5,924,195
     128,756  Willis Group Holdings PLC                6,038,656
                                                  --------------
                                                      89,809,346
                                                  --------------
              IT SERVICES -- 2.5%
      62,190  Accenture PLC, Class A                   6,018,748
      72,134  Automatic Data Processing, Inc.          5,787,311
     376,966  Infosys Ltd., ADR                        5,974,911
      36,555  International Business
                 Machines Corp.                        5,946,036
     125,668  Paychex, Inc.                            5,891,316
                                                  --------------
                                                      29,618,322
                                                  --------------
              LEISURE PRODUCTS -- 1.0%
      80,012  Hasbro, Inc.                             5,984,098
     228,228  Mattel, Inc.                             5,863,177
                                                  --------------
                                                      11,847,275
                                                  --------------
              MACHINERY -- 2.6%
      69,461  Caterpillar, Inc.                        5,891,682
      65,541  Deere & Co.                              6,360,754
      84,501  Dover Corp.                              5,930,280
      65,394  Illinois Tool Works, Inc.                6,002,516
      51,467  Parker-Hannifin Corp.                    5,987,156
                                                  --------------
                                                      30,172,388
                                                  --------------
              MEDIA -- 2.0%
      84,257  Omnicom Group, Inc.                      5,855,019
     277,311  Shaw Communications, Inc.,
                 Class B                               6,042,607
     156,173  Thomson Reuters Corp.                    5,945,506
      52,266  WPP PLC, ADR                             5,891,423
                                                  --------------
                                                      23,734,555
                                                  --------------
              MULTILINE RETAIL -- 1.0%
      96,329  Kohl's Corp.                             6,031,159
      72,793  Target Corp.                             5,942,092
                                                  --------------
                                                      11,973,251
                                                  --------------
              MULTI-UTILITIES -- 8.2%
     103,833  Alliant Energy Corp.                     5,993,241
     160,045  Ameren Corp.                             6,030,496
     194,153  Avista Corp.                             5,950,789
     135,950  Black Hills Corp.                        5,934,217
     311,078  CenterPoint Energy, Inc.                 5,919,814
     189,006  CMS Energy Corp.                         6,017,951
     104,417  Consolidated Edison, Inc.                6,043,656
      89,824  Dominion Resources, Inc.                 6,006,531
      81,328  DTE Energy Co.                           6,070,322
     298,945  MDU Resources Group, Inc.                5,838,396
     150,574  Public Service Enterprise Group,
                 Inc.                                  5,914,547

Page 56              See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              MULTI-UTILITIES (CONTINUED)
     119,636  SCANA Corp.                         $    6,059,563
      59,057  Sempra Energy                            5,843,100
     336,518  TECO Energy, Inc.                        5,942,908
     150,574  Vectren Corp.                            5,794,088
     132,484  WEC Energy Group, Inc.                   5,957,805
                                                  --------------
                                                      95,317,424
                                                  --------------
              OIL, GAS & CONSUMABLE
                 FUELS -- 4.6%
      61,137  Chevron Corp.                            5,897,886
      97,977  ConocoPhillips                           6,016,768
     128,594  Enbridge, Inc.                           6,016,913
      71,990  Exxon Mobil Corp.                        5,989,568
      77,819  Occidental Petroleum Corp.               6,051,984
     166,976  ONEOK Partners, L.P. (a)                 5,677,184
     102,121  Royal Dutch Shell PLC,
                 Class B, ADR                          5,856,639
     119,264  Total S.A., ADR                          5,864,211
     143,491  TransCanada Corp.                        5,828,605
                                                  --------------
                                                      53,199,758
                                                  --------------
              PERSONAL PRODUCTS -- 0.5%
     136,556  Unilever PLC, ADR                        5,866,446
                                                  --------------
              PHARMACEUTICALS -- 5.1%
      87,441  AbbVie, Inc.                             5,875,161
      91,240  AstraZeneca PLC, ADR                     5,812,900
      91,431  Bristol-Myers Squibb Co.                 6,083,819
      73,943  Eli Lilly & Co.                          6,173,501
     141,112  GlaxoSmithKline PLC, ADR                 5,877,315
      61,258  Johnson & Johnson                        5,970,205
     104,222  Merck & Co., Inc.                        5,933,358
      60,041  Novartis AG, ADR                         5,904,432
     178,705  Pfizer, Inc.                             5,991,979
     120,199  Sanofi, ADR                              5,953,456
                                                  --------------
                                                      59,576,126
                                                  --------------
              PROFESSIONAL SERVICES -- 0.5%
     133,580  Nielsen N.V.                             5,980,377
                                                  --------------
              REAL ESTATE INVESTMENT
                 TRUSTS -- 2.1%
      46,191  Federal Realty Investment Trust          5,916,605
      32,555  Public Storage                           6,002,165
     134,785  Realty Income Corp.                      5,983,106
      34,732  Simon Property Group, Inc.               6,009,331
                                                  --------------
                                                      23,911,207
                                                  --------------
              ROAD & RAIL -- 1.0%
      66,064  Norfolk Southern Corp.                   5,771,351
      60,443  Union Pacific Corp.                      5,764,449
                                                  --------------
                                                      11,535,800
                                                  --------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 3.5%
      90,140  Analog Devices, Inc.                     5,785,636
     190,061  Intel Corp.                              5,780,705
     130,040  Linear Technology Corp.                  5,751,669
     121,630  Microchip Technology, Inc.               5,768,303


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
     257,187  Taiwan Semiconductor
                 Manufacturing Co., Ltd., ADR     $    5,840,717
     110,475  Texas Instruments, Inc.                  5,690,567
     131,715  Xilinx, Inc.                             5,816,535
                                                  --------------
                                                      40,434,132
                                                  --------------
              SOFTWARE -- 1.0%
     199,979  CA, Inc.                                 5,857,385
     132,627  Microsoft Corp.                          5,855,482
                                                  --------------
                                                      11,712,867
                                                  --------------
              SPECIALTY RETAIL -- 0.5%
      54,226  Home Depot (The), Inc.                   6,026,135
                                                  --------------
              TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 0.5%
     180,228  Canon Inc., ADR                          5,841,189
                                                  --------------
              THRIFTS & MORTGAGE FINANCE
                 -- 0.5%
     506,723  Capitol Federal Financial, Inc.          6,100,945
                                                  --------------
              TOBACCO -- 2.0%
     123,144  Altria Group, Inc.                       6,022,973
      54,125  British American Tobacco PLC,
                 ADR                                   5,859,031
      73,757  Philip Morris International, Inc.        5,913,099
      79,206  Reynolds American, Inc.                  5,913,520
                                                  --------------
                                                      23,708,623
                                                  --------------
              TRADING COMPANIES &
                 DISTRIBUTORS -- 1.6%
     141,422  Fastenal Co.                             5,965,180
      87,829  MSC Industrial Direct Co., Inc.,
                 Class A                               6,127,829
      49,574  Watsco, Inc.                             6,134,287
                                                  --------------
                                                      18,227,296
                                                  --------------
              WATER UTILITIES -- 1.0%
     162,851  American States Water Co.                6,088,999
     242,538  Aqua America, Inc.                       5,939,756
                                                  --------------
                                                      12,028,755
                                                  --------------
              WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.5%
     163,111  Vodafone Group PLC, ADR                  5,945,396
                                                  --------------
              TOTAL INVESTMENTS -- 100.0%          1,166,817,528
              (Cost $1,113,307,590) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                     434,611
                                                  --------------
              NET ASSETS -- 100.0%                $1,167,252,139
                                                  ==============


                        See Notes to Financial Statements                Page 57

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

JUNE 30, 2015 (UNAUDITED)

(a)   Master Limited Partnership ("MLP").

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $80,840,653 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $27,330,715.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*      $ 1,166,817,528     $       --       $       --
                    =================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

Page 58              See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AEROSPACE & DEFENSE -- 3.1%
       4,503  General Dynamics Corp.              $      638,030
      10,177  HEICO Corp.                                593,319
       6,597  Honeywell International, Inc.              672,696
                                                  --------------
                                                       1,904,045
                                                  --------------
              AIR FREIGHT & LOGISTICS -- 2.2%
       4,032  FedEx Corp.                                687,053
      13,211  Park-Ohio Holdings Corp.                   640,205
                                                  --------------
                                                       1,327,258
                                                  --------------
              AIRLINES -- 5.2%
      12,624  Alaska Air Group, Inc.                     813,364
      12,195  Delta Air Lines, Inc.                      500,971
      17,259  Southwest Airlines Co.                     571,100
       9,530  Spirit Airlines, Inc. (a)                  591,813
      13,618  United Continental Holdings,
                 Inc. (a)                                721,890
                                                  --------------
                                                       3,199,138
                                                  --------------
              AUTO COMPONENTS -- 2.0%
       5,522  Lear Corp.                                 619,900
      10,850  Magna International, Inc.                  608,576
                                                  --------------
                                                       1,228,476
                                                  --------------
              BANKS -- 1.0%
      49,396  Investors Bancorp, Inc.                    607,571
                                                  --------------
              BEVERAGES -- 0.9%
       2,475  Boston Beer (The) Co., Inc.,
                 Class A (a)                             574,175
                                                  --------------
              BIOTECHNOLOGY -- 3.0%
       3,907  Amgen, Inc.                                599,803
       5,145  Celgene Corp. (a)                          595,456
       5,724  Gilead Sciences, Inc.                      670,166
                                                  --------------
                                                       1,865,425
                                                  --------------
              CAPITAL MARKETS -- 1.9%
       2,699  Affiliated Managers Group, Inc. (a)        590,002
       4,439  Ameriprise Financial, Inc.                 554,564
                                                  --------------
                                                       1,144,566
                                                  --------------
              CHEMICALS -- 6.0%
       4,896  Ashland, Inc.                              596,822
      10,742  Balchem Corp.                              598,544
       6,702  Eastman Chemical Co.                       548,358
       9,842  Minerals Technologies, Inc.                670,536
      16,614  PolyOne Corp.                              650,770
       5,204  PPG Industries, Inc.                       597,003
                                                  --------------
                                                       3,662,033
                                                  --------------
              COMMERCIAL SERVICES &
                 SUPPLIES -- 3.0%
      18,346  Healthcare Services Group, Inc.            606,335
      15,371  Tyco International PLC                     591,476
      13,781  Waste Connections, Inc.                    649,361
                                                  --------------
                                                       1,847,172
                                                  --------------
              CONSTRUCTION MATERIALS -- 1.1%
       8,642  Eagle Materials, Inc.                      659,644
                                                  --------------

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              CONTAINERS & PACKAGING -- 0.9%
      39,281  Graphic Packaging Holding Co.       $      547,184
                                                  --------------
              DIVERSIFIED FINANCIAL
                 SERVICES -- 1.9%
       2,664  Intercontinental Exchange, Inc.            595,697
       5,549  Moody's Corp.                              599,070
                                                  --------------
                                                       1,194,767
                                                  --------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 1.0%
      25,825  PC Connection, Inc.                        638,911
                                                  --------------
              FOOD & STAPLES RETAILING
                 -- 3.6%
       7,762  Casey's General Stores, Inc.               743,134
       4,387  Costco Wholesale Corp.                     592,508
      12,030  Kroger (The) Co.                           872,295
                                                  --------------
                                                       2,207,937
                                                  --------------
              FOOD PRODUCTS -- 3.2%
      16,516  Cal-Maine Foods, Inc.                      862,135
      21,691  Pilgrim's Pride Corp.                      498,242
      14,738  Tyson Foods, Inc., Class A                 628,281
                                                  --------------
                                                       1,988,658
                                                  --------------
              GAS UTILITIES -- 1.0%
      11,441  Chesapeake Utilities Corp.                 616,098
                                                  --------------
              HEALTH CARE PROVIDERS &
                 SERVICES -- 5.6%
       9,939  HCA Holdings, Inc. (a)                     901,666
       4,221  Henry Schein, Inc. (a)                     599,889
       2,609  McKesson Corp.                             586,529
       9,884  Team Health Holdings, Inc. (a)             645,722
       4,931  Universal Health Services, Inc.,
                 Class B                                 700,695
                                                  --------------
                                                       3,434,501
                                                  --------------
              HOTELS, RESTAURANTS & LEISURE
                 -- 4.9%
      11,245  Brinker International, Inc.                648,274
         993  Chipotle Mexican Grill, Inc. (a)           600,755
      11,520  Fiesta Restaurant Group, Inc. (a)          576,000
      16,461  Texas Roadhouse, Inc.                      616,135
       7,308  Wyndham Worldwide Corp.                    598,599
                                                  --------------
                                                       3,039,763
                                                  --------------
              INDUSTRIAL CONGLOMERATES -- 1.0%
       7,130  Danaher Corp.                              610,257
                                                  --------------
              INSURANCE -- 3.1%
       9,842  American Financial Group, Inc.             640,123
       6,944  Aon PLC                                    692,178
       6,759  Prudential Financial, Inc.                 591,548
                                                  --------------
                                                       1,923,849
                                                  --------------
              IT SERVICES -- 4.8%
       2,013  Alliance Data Systems Corp. (a)            587,675
       7,148  Fiserv, Inc. (a)                           592,069
       3,798  FleetCor Technologies, Inc. (a)            592,716
       9,315  Jack Henry & Associates, Inc.              602,680
       6,445  MasterCard, Inc., Class A                  602,479
                                                  --------------
                                                       2,977,619
                                                  --------------


                        See Notes to Financial Statements                Page 59

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              LEISURE PRODUCTS -- 1.1%
       4,671  Polaris Industries, Inc.            $      691,822
                                                  --------------
              LIFE SCIENCES TOOLS & SERVICES
                 -- 3.0%
       2,795  Illumina, Inc. (a)                         610,316
       1,792  Mettler-Toledo International,
                 Inc. (a)                                611,897
       4,582  Thermo Fisher Scientific, Inc.             594,560
                                                  --------------
                                                       1,816,773
                                                  --------------
              MACHINERY -- 6.8%
      18,579  Allison Transmission Holdings, Inc.        543,622
      12,968  Greenbrier (The) Cos., Inc.                607,551
      15,677  ITT Corp.                                  655,926
       5,375  Middleby (The) Corp. (a)                   603,236
      23,392  NN, Inc.                                   596,964
       3,822  Snap-on, Inc.                              608,653
       6,233  Wabtec Corp.                               587,398
                                                  --------------
                                                       4,203,350
                                                  --------------
              MEDIA -- 3.1%
      10,783  Comcast Corp., Class A                     648,490
       9,287  Scripps Networks Interactive, Inc.,
                 Class A                                 607,091
       5,417  Walt Disney (The) Co.                      618,296
                                                  --------------
                                                       1,873,877
                                                  --------------
              MULTILINE RETAIL -- 1.0%
       7,822  Dollar General Corp.                       608,082
                                                  --------------
              PHARMACEUTICALS -- 1.0%
       3,392  Jazz Pharmaceuticals PLC (a)               597,230
                                                  --------------
              PROFESSIONAL SERVICES -- 2.2%
      12,472  Nielsen N.V.                               558,372
      28,026  Stantec, Inc.                              819,200
                                                  --------------
                                                       1,377,572
                                                  --------------
              ROAD & RAIL -- 6.5%
      12,071  Avis Budget Group, Inc. (a)                532,090
       9,931  Canadian National Railway Co.              573,515
       3,711  Canadian Pacific Railway Ltd.              594,613
       9,110  Old Dominion Freight Line, Inc. (a)        624,992
       6,653  Ryder System, Inc.                         581,273
      21,366  Swift Transportation Co. (a)               484,367
       6,124  Union Pacific Corp.                        584,046
                                                  --------------
                                                       3,974,896
                                                  --------------
              SPECIALTY RETAIL -- 8.3%
       4,438  Advance Auto Parts, Inc.                   706,929
      10,484  AutoNation, Inc. (a)                       660,282
         902  AutoZone, Inc. (a)                         601,544
      20,129  Caleres, Inc.                              639,699
       7,147  Group 1 Automotive, Inc.                   649,162
      13,043  Penske Automotive Group, Inc.              679,671
      12,224  Ross Stores, Inc.                          594,209
       4,638  Signet Jewelers Ltd.                       594,777
                                                  --------------
                                                       5,126,273
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              TEXTILES, APPAREL & LUXURY
                 GOODS -- 3.0%
       5,729  Carter's, Inc.                      $      608,993
      18,024  Hanesbrands, Inc.                          600,559
      19,006  Unifi, Inc. (a)                            636,701
                                                  --------------
                                                       1,846,253
                                                  --------------
              TRADING COMPANIES &
                 DISTRIBUTORS -- 1.7%
       8,848  GATX Corp.                                 470,271
       6,218  United Rentals, Inc. (a)                   544,821
                                                  --------------
                                                       1,015,092
                                                  --------------
              WATER UTILITIES -- 0.9%
      11,763  American Water Works Co., Inc.             572,035
                                                  --------------
              WIRELESS TELECOMMUNICATION
                 SERVICES -- 1.0%
       5,137  SBA Communications Corp.,
                 Class A (a)                             590,601
                                                  --------------

              TOTAL INVESTMENTS -- 100.0%             61,492,903
              (Cost $60,667,847) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- (0.0)%                    (6,889)
                                                  --------------
              NET ASSETS -- 100.0%                $   61,486,014
                                                  ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,414,707 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,589,651.


Page 60                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 61,492,903      $       --       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2015 (UNAUDITED)

                                                                            FIRST TRUST        FIRST TRUST
                                                                          DOW JONES SELECT     MORNINGSTAR        FIRST TRUST
                                                                              MICROCAP       DIVIDEND LEADERS        US IPO
                                                                             INDEX FUND         INDEX FUND         INDEX FUND
                                                                               (FDM)              (FDL)              (FPX)
                                                                          ----------------   ----------------   ----------------
ASSETS:
Investments, at value...............................................       $   53,987,177     $  855,250,932     $  807,215,940
Cash................................................................                   --                 --            112,822
Receivables:
      Capital shares sold...........................................                   --          3,418,845         16,704,954
      Investment securities sold....................................              238,754          5,456,239                 --
      Dividends.....................................................               32,111          1,815,936             72,259
      Securities lending income.....................................                   --                 --             13,346
      From investment advisor.......................................                   --                 --                 --
      Reclaims......................................................                   --                 --              2,321
Prepaid expenses....................................................               12,423              6,401              4,889
                                                                           --------------     --------------     --------------
      TOTAL ASSETS..................................................           54,270,465        865,948,353        824,126,531
                                                                           --------------     --------------     --------------
LIABILITIES:
Due to custodian....................................................              240,754            368,079                 --
Payables:
      Investment securities purchased...............................                7,652          6,820,985         16,711,785
      Investment advisory fees......................................               17,874            190,403            244,811
      Audit and tax fees............................................               14,292             14,292             14,292
      Printing fees.................................................                4,014             42,246             26,778
      Trustees' fees................................................                1,144              3,974              2,801
      Collateral for securities on loan.............................                   --                 --         32,556,977
      Licensing fees................................................                   --            208,117            161,032
Other liabilities...................................................               10,571            170,043            128,133
                                                                           --------------     --------------     --------------
      TOTAL LIABILITIES.............................................              296,301          7,818,139         49,846,609
                                                                           --------------     --------------     --------------
NET ASSETS..........................................................       $   53,974,164     $  858,130,214     $  774,279,922
                                                                           ==============     ==============     ==============

NET ASSETS CONSIST OF:
Paid-in capital.....................................................       $   65,413,652     $  880,001,681     $  670,753,521
Par value...........................................................               15,550            376,500            142,000
Accumulated net investment income (loss)............................                3,988            835,582           (188,456)
Accumulated net realized gain (loss) on investments and foreign
   currency transactions............................................          (18,888,736)       (36,512,555)       (19,318,312)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translations....................................            7,429,710         13,429,006        122,891,169
                                                                           --------------     --------------     --------------
NET ASSETS..........................................................       $   53,974,164     $  858,130,214     $  774,279,922
                                                                           ==============     ==============     ==============
NET ASSET VALUE, per share..........................................       $        34.71     $        22.79     $        54.53
                                                                           ==============     ==============     ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).......................................            1,555,000         37,650,002         14,200,002
                                                                           --------------     --------------     --------------
Investments, at cost................................................       $   46,557,467     $  841,821,926     $  684,324,771
                                                                           ==============     ==============     ==============
Securities on loan, at value........................................       $           --     $           --     $   32,303,964
                                                                           ==============     ==============     ==============


Page 62                 See Notes to Financial Statements

     FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
      NYSE ARCA           DOW JONES            CAPITAL         TOTAL US MARKET      VALUE LINE(R)      VALUE LINE(R) 100
    BIOTECHNOLOGY          INTERNET            STRENGTH          ALPHADEX(R)           DIVIDEND        EXCHANGE-TRADED
      INDEXFUND           INDEXFUND              ETF                 ETF              INDEXFUND              FUND
        (FBT)               (FDN)               (FTCS)              (TUSA)              (FVD)               (FVL)
   ----------------    ----------------    ----------------    ----------------    ----------------    ----------------

    $4,029,008,840      $3,048,648,165      $  107,442,481      $    5,254,950      $1,166,817,528      $   61,492,903
         2,866,783                  --                  --                  --             403,253           1,894,557

                --          23,339,496                  --                  --                  --                  --
                --                  --                  --               1,325          10,595,278                  --
                --             164,481             189,197               5,211           2,620,738              35,172
           646,254             202,448                  --                  --                  --                  --
                --                  --                  --              14,038                  --                  --
            90,106                  --                  --                 120              94,084                  --
             7,573               9,398                 314              15,741               7,314               2,709
    --------------      --------------      --------------      --------------      --------------      --------------
     4,032,619,556       3,072,363,988         107,631,992           5,291,385       1,180,538,195          63,425,341
    --------------      --------------      --------------      --------------      --------------      --------------

                --               7,457              56,721               9,442                  --                  --

                --          23,346,893                  --               1,444          12,113,092           1,845,075
         1,163,031             962,462              44,929                  --             444,084              17,864
            14,292              14,292              14,292              12,528              14,292              14,292
            81,765              78,032               4,794                  --              42,022               3,993
             9,658               8,295               1,282               1,000               4,602               1,178
       434,006,666          81,020,465                  --                  --                  --                  --
         1,211,093             749,753               6,312                 252             451,821              24,896
           507,989             471,378              20,865               2,954             216,143              32,029
    --------------      --------------      --------------      --------------      --------------      --------------
       436,994,494         106,659,027             149,195              27,620          13,286,056           1,939,327
    --------------      --------------      --------------      --------------      --------------      --------------
    $3,595,625,062      $2,965,704,961      $  107,482,797      $    5,263,765      $1,167,252,139      $   61,486,014
    ==============      ==============      ==============      ==============      ==============      ==============


    $2,680,125,559      $2,715,377,101      $  122,644,644      $   10,101,279      $1,123,206,287      $  141,774,512
           290,000             441,500              28,500               2,000             499,380              29,400
          (589,722)         (2,955,002)             37,436               2,371             237,149              (6,132)

       279,152,705          15,268,320         (19,246,155)         (4,890,671)        (10,200,615)        (81,136,822)

       636,646,520         237,573,042           4,018,372              48,786          53,509,938             825,056
    --------------      --------------      --------------      --------------      --------------      --------------
    $3,595,625,062      $2,965,704,961      $  107,482,797      $    5,263,765      $1,167,252,139      $   61,486,014
    ==============      ==============      ==============      ==============      ==============      ==============
    $       123.99      $        67.17      $        37.71      $        26.32      $        23.37      $        20.91
    ==============      ==============      ==============      ==============      ==============      ==============

        29,000,002          44,150,002           2,850,002             200,002          49,937,986           2,939,982
    --------------      --------------      --------------      --------------      --------------      --------------
    $3,392,362,320      $2,811,075,123      $  103,424,109      $    5,206,164      $1,113,307,590      $   60,667,847
    ==============      ==============      ==============      ==============      ==============      ==============
    $  435,714,427      $   80,111,093      $           --      $           --      $           --      $           --
    ==============      ==============      ==============      ==============      ==============      ==============

                        See Notes to Financial Statements                Page 63

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

                                                                            FIRST TRUST        FIRST TRUST
                                                                          DOW JONES SELECT     MORNINGSTAR        FIRST TRUST
                                                                              MICROCAP       DIVIDEND LEADERS        US IPO
                                                                             INDEX FUND         INDEX FUND         INDEX FUND
                                                                               (FDM)              (FDL)              (FPX)
                                                                          ----------------   ----------------   ----------------
INVESTMENT INCOME:
Dividends...........................................................       $      503,586     $   19,425,503     $    3,318,495
Foreign tax withholding.............................................                 (499)                --            (25,186)
Securities lending income (net of fees).............................                   --                 --            105,975
Interest............................................................                   --                 --                 --
                                                                           --------------     --------------     --------------
      Total investment income.......................................              503,087         19,425,503          3,399,284
                                                                           --------------     --------------     --------------

EXPENSES:
Investment advisory fees............................................              129,706          1,412,600          1,249,193
Accounting and administration fees..................................               16,143            237,008            158,018
Licensing fees......................................................               15,542            427,870            312,298
Audit and tax fees..................................................               11,621             11,621             11,621
Listing fees........................................................                3,661              4,900              4,172
Custodian fees......................................................                3,345             59,949             43,901
Printing fees.......................................................                2,661             44,995             27,405
Trustees' fees and expenses.........................................                2,304              7,866              5,766
Transfer agent fees.................................................                1,297             23,478             15,615
Legal fees..........................................................                1,176             20,692             14,382
Registration and filing fees........................................                  122                160                409
Expenses previously waived or reimbursed............................                   --                 --             21,002
Other expenses......................................................                  745              8,908             10,007
                                                                           --------------     --------------     --------------
      Total expenses................................................              188,323          2,260,047          1,873,789
      Less fees waived and expenses reimbursed by the investment
         advisor....................................................              (32,676)          (141,147)                --
                                                                           --------------     --------------     --------------
      Net expenses..................................................              155,647          2,118,900          1,873,789
                                                                           --------------     --------------     --------------
NET INVESTMENT INCOME (LOSS)........................................              347,440         17,306,603          1,525,495
                                                                           --------------     --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................              232,972        (13,407,854)        (5,223,004)
      In-kind redemptions...........................................                   --         21,509,921          1,577,473
      Foreign currency transactions.................................                   --                 --                (53)
                                                                           --------------     --------------     --------------
Net realized gain (loss)............................................              232,972          8,102,067         (3,645,584)
                                                                           --------------     --------------     --------------
Net increase from payment by the advisor............................                   --                 --                 --
                                                                           --------------     --------------     --------------
Net change in unrealized appreciation (depreciation) on.............
      Investments...................................................            2,091,544        (51,829,417)        50,709,230
      Foreign currency transactions.................................                   --                 --                 54
                                                                           --------------     --------------     --------------
Net change in unrealized appreciation (depreciation)................            2,091,544        (51,829,417)        50,709,284
                                                                           --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................            2,324,516        (43,727,350)        47,063,700
                                                                           --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS....................................................       $    2,671,956     $  (26,420,747)    $   48,589,195
                                                                           ==============     ==============     ==============


Page 64                 See Notes to Financial Statements

     FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
      NYSE ARCA           DOW JONES            CAPITAL         TOTAL US MARKET      VALUE LINE(R)      VALUE LINE(R) 100
    BIOTECHNOLOGY          INTERNET            STRENGTH          ALPHADEX(R)           DIVIDEND        EXCHANGE-TRADED
      INDEX FUND          INDEX FUND             ETF                 ETF              INDEX FUND             FUND
        (FBT)               (FDN)               (FTCS)              (TUSA)              (FVD)               (FVL)
   ----------------    ----------------    ----------------    ----------------    ----------------    ----------------

    $    7,341,998      $    2,749,180      $    1,183,777      $       44,686      $   18,570,094      $      336,329
          (171,029)                 --                  --                (240)           (331,639)             (4,550)
         3,755,548           1,054,041                  --                  --                  --                  --
                --               1,042                  --                   1                  --                  --
    --------------      --------------      --------------      --------------      --------------      --------------
        10,926,517           3,804,263           1,183,777              44,447          18,238,455             331,779
    --------------      --------------      --------------      --------------      --------------      --------------


         6,055,467           5,006,733             246,908              13,154           2,925,865             153,166
           627,304             543,995              25,900               3,831             286,713              17,104
         1,211,093             774,239               8,656               4,141             885,462              48,451
            11,621              11,621              11,621              13,357              11,621              11,621
             3,660               4,900               1,237              10,909              12,850              10,909
           170,121             180,364               6,173                 329              72,993               4,279
            95,396              72,314               4,841               8,901              44,030               3,727
            19,655              17,536               2,576               2,023               9,175               2,376
            50,244              43,689               2,469                 132              26,991               1,532
            69,716              61,100               2,175              (3,544)             26,114               1,354
            20,115               8,526                 146                 122               3,721                 125
                --                  --               6,829                  --                  --                  --
            29,692              34,248               1,449               1,263              13,368               1,704
    --------------      --------------      --------------      --------------      --------------      --------------
         8,364,084           6,759,265             320,980              54,618           4,318,903             256,348

                --                  --                  --             (36,202)           (222,692)            (41,916)
    --------------      --------------      --------------      --------------      --------------      --------------
         8,364,084           6,759,265             320,980              18,416           4,096,211             214,432
    --------------      --------------      --------------      --------------      --------------      --------------
         2,562,433          (2,955,002)            862,797              26,031          14,142,244             117,347
    --------------      --------------      --------------      --------------      --------------      --------------



        (4,854,654)        (22,332,263)           (576,565)            179,057          (5,594,914)          2,887,472
       315,673,562          98,572,468           6,004,126                  --          47,687,307              26,932
                --                  --                  --                  --                 488                  --
    --------------      --------------      --------------      --------------      --------------      --------------
       310,818,908          76,240,205           5,427,561             179,057          42,092,881           2,914,404
    --------------      --------------      --------------      --------------      --------------      --------------
                --                  --                  --                  --                  --              95,996
    --------------      --------------      --------------      --------------      --------------      --------------

       222,338,866         144,548,816          (6,904,921)           (142,758)        (82,520,019)         (1,580,227)
                --                  --                  --                  --                  --                  --
    --------------      --------------      --------------      --------------      --------------      --------------
       222,338,866         144,548,816          (6,904,921)           (142,758)        (82,520,019)         (1,580,227)
    --------------      --------------      --------------      --------------      --------------      --------------
       533,157,774         220,789,021          (1,477,360)             36,299         (40,427,138)          1,430,173
    --------------      --------------      --------------      --------------      --------------      --------------

    $  535,720,207      $  217,834,019      $     (614,563)     $       62,330      $  (26,284,894)     $    1,547,520
    ==============      ==============      ==============      ==============      ==============      ==============


                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FIRST TRUST                      FIRST TRUST
                                                                       DOW JONES SELECT                    MORNINGSTAR
                                                                           MICROCAP                     DIVIDEND LEADERS
                                                                          INDEX FUND                       INDEX FUND
                                                                             (FDM)                            (FDL)
                                                                 -----------------------------    -----------------------------
                                                                    For the                          For the
                                                                  Six Months                       Six Months
                                                                     Ended       For the Year         Ended       For the Year
                                                                   6/30/2015         Ended          6/30/2015         Ended
                                                                  (Unaudited)     12/31/2014       (Unaudited)     12/31/2014
                                                                 -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss).............................     $     347,440   $     488,136    $  17,306,603   $  27,280,010
   Net realized gain (loss).................................           232,972       9,774,685        8,102,067      55,102,030
   Net increase from payment by the advisor.................                --              --               --              --
   Net change in unrealized appreciation (depreciation) ....         2,091,544     (10,331,091)     (51,829,417)      6,605,707
                                                                 -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from operations.......................................         2,671,956         (68,270)     (26,420,747)     88,987,747
                                                                 -------------   -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income....................................          (345,676)       (512,148)     (16,471,021)    (27,604,717)
                                                                 -------------   -------------    -------------   -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold................................                --              --       52,868,792     494,651,004
   Cost of shares redeemed..................................                --     (38,851,754)    (136,998,279)   (258,319,285)
                                                                 -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.........................                --     (38,851,754)     (84,129,487)    236,331,719
                                                                 -------------   -------------    -------------   -------------
   Total increase (decrease) in net assets..................         2,326,280     (39,432,172)    (127,021,255)    297,714,749

NET ASSETS:
   Beginning of period......................................        51,647,884      91,080,056      985,151,469     687,436,720
                                                                 -------------   -------------    -------------   -------------
   End of period............................................     $  53,974,164   $  51,647,884    $ 858,130,214   $ 985,151,469
                                                                 =============   =============    =============   =============
   Accumulated net investment income (loss)
      at end of period......................................     $       3,988   $       2,224    $     835,582   $          --
                                                                 =============   =============    =============   =============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..................         1,555,000       2,805,000       41,150,002      31,350,002
   Shares sold..............................................                --              --        2,200,000      20,700,000
   Shares redeemed..........................................                --      (1,250,000)      (5,700,000)    (10,900,000)
                                                                 -------------   -------------    -------------   -------------
   Shares outstanding, end of period........................         1,555,000       1,555,000       37,650,002      41,150,002
                                                                 =============   =============    =============   =============


Page 66                 See Notes to Financial Statements

                                           FIRST TRUST                        FIRST TRUST
         FIRST TRUST                        NYSE ARCA                          DOW JONES
           US IPO                         BIOTECHNOLOGY                        INTERNET
         INDEX FUND                        INDEX FUND                         INDEX FUND
            (FPX)                             (FBT)                              (FDN)
-----------------------------    -------------------------------    -------------------------------
   For the                          For the                            For the
 Six Months                        Six Months                         Six Months
    Ended       For the Year         Ended         For the Year         Ended         For the Year
  6/30/2015         Ended          6/30/2015          Ended           6/30/2015          Ended
 (Unaudited)     12/31/2014       (Unaudited)       12/31/2014       (Unaudited)       12/31/2014
-------------   -------------    --------------   --------------    --------------   --------------

$   1,525,495   $   4,297,904    $    2,562,433    $     898,341    $   (2,955,002)  $   (2,429,166)
   (3,645,584)     22,007,386       310,818,908      307,600,748        76,240,205      341,700,768
           --              --                --               --                --               --
   50,709,284      22,326,941       222,338,866      218,034,539       144,548,816     (345,960,771)
-------------   -------------    --------------   --------------    --------------   --------------

   48,589,195      48,632,231       535,720,207      526,533,628       217,834,019       (6,689,169)
-------------   -------------    --------------   --------------    --------------   --------------

   (1,746,395)     (4,268,031)       (3,152,155)      (1,076,820)               --               --
-------------   -------------    --------------   --------------    --------------   --------------

  196,723,904     267,156,832     1,706,463,320    1,228,321,602     1,109,201,070    1,280,119,495
   (5,230,034)   (126,953,339)     (769,987,598)    (581,107,220)     (338,123,006)  (1,226,489,727)
-------------   -------------    --------------   --------------    --------------   --------------

  191,493,870     140,203,493       936,475,722      647,214,382       771,078,064       53,629,768
-------------   -------------    --------------   --------------    --------------   --------------
  238,336,670     184,567,693     1,469,043,774    1,172,671,190       988,912,083       46,940,599


  535,943,252     351,375,559     2,126,581,288      953,910,098     1,976,792,878    1,929,852,279
-------------   -------------    --------------   --------------    --------------   --------------
$ 774,279,922   $ 535,943,252    $3,595,625,062   $2,126,581,288    $2,965,704,961   $1,976,792,878
=============   =============    ==============   ==============    ==============   ==============

$    (188,456)  $      32,444     $    (589,722)  $           --    $   (2,955,002)  $           --
=============   =============    ==============   ==============    ==============   ==============

   10,650,002       7,750,002        20,850,002       13,800,002        32,250,002       32,250,002
    3,650,000       5,650,000        14,900,000       14,150,000        17,200,000       21,250,000
     (100,000)     (2,750,000)       (6,750,000)      (7,100,000)       (5,300,000)     (21,250,000)
-------------   -------------    --------------   --------------    --------------   --------------
   14,200,002      10,650,002        29,000,002       20,850,002        44,150,002       32,250,002
=============   =============    ==============   ==============    ==============   ==============


                        See Notes to Financial Statements                Page 67

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                           FIRST TRUST
                                                                          FIRST TRUST                    TOTAL US MARKET
                                                                       CAPITAL STRENGTH                    ALPHADEX(R)
                                                                              ETF                              ETF
                                                                            (FTCS)                           (TUSA)
                                                                 -----------------------------    -----------------------------
                                                                    For the                          For the
                                                                  Six Months                       Six Months
                                                                     Ended       For the Year         Ended       For the Year
                                                                   6/30/2015         Ended          6/30/2015         Ended
                                                                  (Unaudited)     12/31/2014       (Unaudited)     12/31/2014
                                                                 -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss).............................     $     862,797   $   1,577,772    $      26,031   $      54,733
   Net realized gain (loss).................................         5,427,561       5,391,406          179,057         672,438
   Net increase from payment by the advisor.................                --              --               --              --
   Net change in unrealized appreciation (depreciation) ....        (6,904,921)      4,781,081         (142,758)       (596,858)
                                                                 -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
    from operations.........................................          (614,563)     11,750,259           62,330         130,313
                                                                 -------------   -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income....................................          (825,361)     (1,680,216)         (23,660)        (55,881)
                                                                 -------------   -------------    -------------   -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold................................        70,776,584      53,160,607               --       1,262,594
   Cost of shares redeemed..................................       (47,539,803)    (43,250,832)              --      (1,271,557)
                                                                 -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.........................        23,236,781       9,909,775               --          (8,963)
                                                                 -------------   -------------    -------------   -------------
   Total increase (decrease) in net assets..................        21,796,857      19,979,818           38,670          65,469

NET ASSETS:
   Beginning of period......................................        85,685,940      65,706,122        5,225,095       5,159,626
                                                                 -------------   -------------    -------------   -------------
   End of period............................................     $ 107,482,797   $  85,685,940    $   5,263,765   $   5,225,095
                                                                 =============   =============    =============   =============
   Accumulated net investment income (loss)
      at end of period......................................     $      37,436   $          --    $       2,371   $          --
                                                                 =============   =============    =============   =============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..................         2,250,002       1,950,002          200,002         200,002
   Shares sold..............................................         1,850,000       1,550,000               --          50,000
   Shares redeemed..........................................        (1,250,000)     (1,250,000)              --         (50,000)
                                                                 -------------   -------------    -------------   -------------
   Shares outstanding, end of period........................         2,850,002       2,250,002          200,002         200,002
                                                                 =============   =============    =============   =============


Page 68                 See Notes to Financial Statements

          FIRST TRUST                        FIRST TRUST
    VALUE LINE(R) DIVIDEND                VALUE LINE(R) 100
          INDEX FUND                    EXCHANGE-TRADED FUND
             (FVD)                              (FVL)
-------------------------------    -------------------------------
   For the                            For the
  Six Months                         Six Months
    Ended         For the Year         Ended         For the Year
  6/30/2015          Ended           6/30/2015          Ended
 (Unaudited)       12/31/2014       (Unaudited)       12/31/2014
--------------   --------------    --------------   --------------

$   14,142,244   $   23,422,506    $      117,347   $      337,501
    42,092,881       92,584,613         2,914,404        6,759,546
            --               --            95,996               --
   (82,520,019)      20,655,635        (1,580,227)      (1,112,537)
--------------   --------------    --------------   --------------

   (26,284,894)     136,662,754         1,547,520        5,984,510
--------------   --------------    --------------   --------------

   (13,905,095)     (24,031,395)         (123,479)        (352,430)
--------------   --------------    --------------   --------------

   388,695,211      722,167,468         1,057,444        8,785,008
  (270,551,856)    (541,861,484)       (1,003,543)     (10,466,963)
--------------   --------------    --------------   --------------

   118,143,355      180,305,984            53,901       (1,681,955)
--------------   --------------    --------------   --------------
    77,953,366      292,937,343         1,477,942        3,950,125


 1,089,298,773      796,361,430        60,008,072       56,057,947
--------------   --------------    --------------   --------------
$1,167,252,139   $1,089,298,773    $   61,486,014   $   60,008,072
==============   ==============    ==============   ==============

$      237,149   $           --    $       (6,132)  $           --
==============   ==============    ==============   ==============

    45,137,986       37,287,986         2,939,982        3,039,982
    16,050,000       31,750,000            50,000          450,000
   (11,250,000)     (23,900,000)          (50,000)        (550,000)
--------------   --------------    --------------   --------------
    49,937,986       45,137,986         2,939,982        2,939,982
==============   ==============    ==============   ==============


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    33.21     $    32.47     $    22.87     $    20.09     $    22.17     $    17.70
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.22           0.23           0.25           0.35           0.10           0.09
Net realized and unrealized gain (loss)         1.50           0.76           9.62           2.83          (2.02)          4.46
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                1.72           0.99           9.87           3.18          (1.92)          4.55
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.22)         (0.25)         (0.27)         (0.40)         (0.16)         (0.08)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    34.71     $    33.21     $    32.47     $    22.87     $    20.09     $    22.17
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                5.20%          3.08%         43.32%         15.86%         (8.69)%        25.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   53,974     $   51,648     $   91,080     $   41,281     $   52,328     $  153,050
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.73% (b)      0.70%          0.72%          0.76%          0.71%          0.86%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                        1.34% (b)      0.71%          0.93%          1.38%          0.40%          0.94%
Portfolio turnover rate (c)                        3%            49%            70%            71%            59%            86%


FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    23.94     $    21.93     $    18.46     $    17.57      $   15.92     $    14.27
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.45           0.80           0.69           0.71           0.61           0.57
Net realized and unrealized gain (loss)        (1.17)          2.01           3.47           0.89           1.65           1.66
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (0.72)          2.81           4.16           1.60           2.26           2.23
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.43)         (0.80)         (0.69)         (0.71)         (0.61)         (0.58)
Return of capital                                 --             --             --             --             --          (0.00) (d)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (0.43)         (0.80)         (0.69)         (0.71)         (0.61)         (0.58)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    22.79     $    23.94     $    21.93     $    18.46     $    17.57     $    15.92
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (3.03)%        12.96%         22.71%          9.14%         14.44%         16.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  858,130     $  985,151     $  687,437     $  545,517     $  447,030     $  143,294
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.48% (b)      0.49%          0.49%          0.51%          0.56%          0.66%
Ratio of net expenses to average net
   assets                                       0.45% (b)      0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net investment income (loss)
   to average net assets                        3.68% (b)      3.55%          3.61%          3.88%          3.98%          4.22%
Portfolio turnover rate (c)                       48%            40%            35%            31%            27%            30%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Amount represents less than $0.01 per share.


Page 70                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST US IPO INDEX FUND (FPX)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    50.32     $    45.34     $    30.82     $    23.99     $    23.51     $  20.08
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.12           0.41           0.22           0.31           0.18           0.20
Net realized and unrealized gain (loss)         4.23           4.97          14.53           6.87           0.55           3.45
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                4.35           5.38          14.75           7.18           0.73           3.65
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.14)         (0.40)         (0.23)         (0.35)         (0.25)         (0.22)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    54.53     $    50.32     $    45.34     $    30.82     $    23.99     $    23.51
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                8.64%         11.91%         47.98%         30.01%          3.11%        18.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   774,280    $  535,943     $  351,376     $   24,659     $   15,594     $   15,283
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (b)      0.60%          0.66%          1.01%          1.01%          1.32%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                        0.49% (b)      0.89%          0.69%          1.27%          0.70%          1.28%
Portfolio turnover rate (c)                       16%            46%            30%            48%            44%            43%


FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $   101.99     $    69.12     $    46.05     $    32.68     $    39.07     $    28.54
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.09           0.04          (0.10)         (0.22)         (0.30)         (0.17)
Net realized and unrealized gain (loss)        22.02          32.88          23.17          13.59          (6.09)         10.70
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               22.11          32.92          23.07          13.37          (6.39)         10.53
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.11)         (0.05)            --             --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $   123.99     $   101.99     $    69.12     $    46.05     $    32.68     $    39.07
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               21.68%         47.63%         50.10%         40.91%        (16.36)%        36.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $3,595,625     $2,126,581     $  953,910     $  239,445     $  183,030     $  201,220
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.55% (b)      0.58%          0.60%          0.61%          0.61%          0.66%
Ratio of net expenses to average net
   assets                                       0.55% (b)      0.58%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                        0.17% (b)      0.06%         (0.26)%        (0.48)%        (0.54)%        (0.60)%
Portfolio turnover rate (c)                       14%            58%            48%            39%            44%            35%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    61.30     $    59.84     $    39.01     $    32.28     $    34.27     $    25.11
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (0.07)         (0.08)         (0.11)         (0.08)         (0.10)          0.04
Net realized and unrealized gain (loss)         5.94           1.54          20.94           6.81          (1.87)          9.16
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                5.87           1.46          20.83           6.73          (1.97)          9.20
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             --             --             --             --          (0.02)         (0.04)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    67.17     $    61.30     $    59.84     $    39.01     $    32.28     $    34.27
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                9.59%          2.42%         53.40%         20.85%         (5.74)%        36.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $2,965,705     $1,976,793     $1,929,852     $  557,882     $  519,683     $  589,480
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.54%  (b)     0.54%          0.57%          0.60%          0.60%          0.66%
Ratio of net expenses to average net
   assets                                       0.54%  (b)     0.54%          0.57%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                       (0.24)% (b)    (0.13)%        (0.28)%        (0.23)%        (0.25)%         0.26%
Portfolio turnover rate (c)                       10%            27%            17%            33%            18%            16%


FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    38.08     $    33.70     $    25.16     $    21.82     $    22.90     $    20.47
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.32           0.72           0.45           0.45           0.35           0.39
Net realized and unrealized gain (loss)        (0.38)          4.43           8.54           3.34          (1.01)          2.44
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (0.06)          5.15           8.99           3.79          (0.66)          2.83
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.31)         (0.77)         (0.45)         (0.45)         (0.42)         (0.40)
Return of capital                                 --             --             --             --             --          (0.00) (d)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (0.31)         (0.77)         (0.45)         (0.45)         (0.42)         (0.40)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    37.71     $    38.08     $    33.70     $    25.16     $    21.82     $    22.90
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (0.17)%        15.46%         35.90%         17.45%         (2.94)%        14.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  107,483     $   85,686     $   65,706     $   32,707     $   31,643     $   36,633
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.65% (b)      0.66%          0.76%          0.83%          0.82%          0.86%
Ratio of net expenses to average net
   assets                                       0.65% (b)      0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net investment income (loss)
   to average net assets                        1.75% (b)      2.07%          1.59%          1.84%          1.51%          1.58%
Portfolio turnover rate (c)                       56%            89%           156%            84%           114%           197%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Amount represents less than $0.01 per share.


Page 72                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF (TUSA)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    26.13     $    25.80     $    19.34     $    18.16     $    20.30     $    17.21
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.13           0.27           0.21           0.34           0.21           0.29
Net realized and unrealized gain (loss)         0.18           0.34           6.47           1.24          (2.14)          3.09
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                0.31           0.61           6.68           1.58          (1.93)          3.38
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.12)         (0.28)         (0.22)         (0.40)         (0.21)         (0.29)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    26.32     $    26.13     $    25.80     $    19.34     $    18.16     $    20.30
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                1.18%          2.36%         34.65%          8.74%         (9.56)%        19.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    5,264     $    5,225     $    5,160     $    3,868     $    6,357     $    7,106
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       2.08% (b)      3.17%          2.01%          1.85%          1.39%          1.35%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss)
   to average net assets                        0.99% (b)      1.05%          0.91%          1.64%          1.05%          1.29%
Portfolio turnover rate (c)                      127%           183%           186%           203%           184%           205%


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    24.13     $    21.36     $    17.29     $    16.01     $    15.08     $    13.37
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.27           0.58           0.50           0.50           0.42           0.41 (d)
Net realized and unrealized gain (loss)        (0.77)          2.78           4.06           1.28           0.93           1.71
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (0.50)          3.36           4.56           1.78           1.35           2.12
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.26)         (0.59)         (0.49)         (0.50)         (0.42)         (0.40)
Return of capital                                 --             --             --             --             --          (0.01)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (0.26)         (0.59)         (0.49)         (0.50)         (0.42)         (0.41)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    23.37     $    24.13     $    21.36     $    17.29     $    16.01     $    15.08
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (2.08)%        15.94%         26.57%         11.17%          9.03%         16.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $1,167,252     $1,089,299     $  796,361     $  508,103     $  366,399     $  218,510
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.74% (b)      0.75%          0.76%          0.78%          0.79%          0.84%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss)
   to average net assets                        2.42% (b)      2.63%          2.57%          3.03%          2.84%          2.94%
Portfolio turnover rate (c)                       27%            63%            71%            54%            53%            55%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Per share amounts have been calculated using the average share method.


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    20.41     $    18.44     $    13.27     $    12.37     $    13.52     $    10.44
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.04           0.11           0.06           0.15           0.08           0.00 (a)
Net realized and unrealized gain (loss)         0.50 (b)       1.98           5.17           0.90          (1.15)          3.08
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                0.54           2.09           5.23           1.05          (1.07)          3.08
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.04)         (0.12)         (0.06)         (0.15)         (0.08)            --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    20.91     $    20.41     $    18.44     $    13.27     $    12.37     $    13.52
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c)                                2.65% (b)     11.33%         39.44%          8.53%         (7.92)%        29.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   61,486     $   60,008     $   56,058     $   45,635     $   55,543     $   88,431
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.84% (d)      0.84%          0.87%          0.87%          0.82%          0.87%
Ratio of net expenses to average net
   assets                                       0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss)
   to average net assets                        0.38% (d)      0.57%          0.35%          1.03%          0.47%          0.01%
Portfolio turnover rate (e)                      193%           325%           350%           304%           202%           266%

(a)   Amount represents less than $0.01 per share.

(b) The Fund received a reimbursement from the advisor in the amount of $95,996. The reimbursement from the advisor represents $0.03 per share and had no effect on the Fund's total return.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 74                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

      First Trust Dow Jones Select MicroCap Index Fund - (NYSE Arca, Inc. ("NYSE
         Arca") ticker "FDM")
      First Trust Morningstar Dividend Leaders Index Fund - (NYSE Arca ticker
         "FDL")
      First Trust US IPO Index Fund - (NYSE Arca ticker "FPX")
      First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca ticker "FBT") First Trust Dow Jones Internet Index Fund - (NYSE Arca ticker "FDN")
      First Trust Capital Strength ETF - (The NASDAQ(R) Stock Market LLC
         ("NASDAQ") ticker "FTCS")
      First Trust Total US Market AlphaDEX(R) ETF - (NASDAQ ticker "TUSA")(1) First Trust Value Line(R) Dividend Index Fund - (NYSE Arca ticker "FVD") First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca ticker
         "FVL")

      (1) Effective January 9, 2015, First Trust Value Line(R) Equity Allocation Index Fund changed its name and ticker symbol to First Trust Total US Market AlphaDEX(R) ETF (NASDAQ ticker "TUSA")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Dow Jones Select MicroCap Index Fund                Dow Jones Select MicroCap Index(SM)
First Trust Morningstar Dividend Leaders Index Fund             Morningstar(R) Dividend Leaders Index(SM)
First Trust US IPO Index Fund                                   IPOX(R)-100 U.S. Index
First Trust NYSE Arca Biotechnology Index Fund                  NYSE Arca Biotechnology Index(SM)
First Trust Dow Jones Internet Index Fund                       Dow Jones Internet Composite Index(SM)
First Trust Capital Strength ETF                                The Capital Strength Index(TM)
First Trust Total US Market AlphaDEX(R) ETF                     NASDAQ AlphaDEX(R) Total US Market Index(2)
First Trust Value Line(R) Dividend Index Fund                   Value Line(R) Dividend Index(TM)
First Trust Value Line(R) 100 Exchange-Traded Fund              Value Line(R) 100 Index

      (2) Effective January 9, 2015, the Fund's underlying index was changed from Value Line(R) Equity Allocation Index.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are fair valued at cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2015, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in master limited partnerships ("MLPs") generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in real estate investment trust ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. In addition, Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifies exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, only FPX, FBT and FDN have securities in the securities lending program. During the six months ended June 30, 2015, FPX, FBT and FDN participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2015, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2014 was as follows:

                                                                    Distributions       Distributions       Distributions
                                                                        paid                paid                paid
                                                                    from Ordinary       from Capital         from Return
                                                                       Income               Gains            of Capital
                                                                   ---------------     ---------------     ---------------
First Trust Dow Jones Select MicroCap Index Fund                   $       512,148     $            --     $            --
First Trust Morningstar Dividend Leaders Index Fund                     27,604,717                  --                  --
First Trust US IPO Index Fund                                            4,268,031                  --                  --
First Trust NYSE Arca Biotechnology Index Fund                           1,076,820                  --                  --
First Trust Dow Jones Internet Index Fund                                       --                  --                  --
First Trust Capital Strength ETF                                         1,680,216                  --                  --
First Trust Total US Market AlphaDEX(R) ETF                                 55,881                  --                  --
First Trust Value Line(R) Dividend Index Fund                           24,031,395                  --                  --
First Trust Value Line(R) 100 Exchange-Traded Fund                         352,430                  --                  --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

As of December 31, 2014, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         ACCUMULATED
                                                                    UNDISTRIBUTED        CAPITAL AND       NET UNREALIZED
                                                                      ORDINARY              OTHER           APPRECIATION
                                                                       INCOME            GAIN (LOSS)       (DEPRECIATION)
                                                                   ---------------     ---------------     ---------------
First Trust Dow Jones Select MicroCap Index Fund                   $         2,224     $   (18,913,890)    $     5,130,348
First Trust Morningstar Dividend Leaders Index Fund                             --         (39,357,614)         60,001,415
First Trust US IPO Index Fund                                               32,444         (13,766,060)         70,275,217
First Trust NYSE Arca Biotechnology Index Fund                                  --         (12,830,204)        395,471,655
First Trust Dow Jones Internet Index Fund                                       --         (23,906,942)         55,959,283
First Trust Capital Strength ETF                                                --         (24,454,825)         10,704,402
First Trust Total US Market AlphaDEX(R) ETF                                     --          (5,064,831)            186,647
First Trust Value Line(R) Dividend Index Fund                                   --         (38,999,328)        122,735,789
First Trust Value Line(R) 100 Exchange-Traded Fund                              --         (83,951,813)          2,209,874

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of June 30, 2015, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2014, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                           CAPITAL LOSS  CAPITAL LOSS  CAPITAL LOSS  CAPITAL LOSS    POST-         TOTAL
                                            AVAILABLE     AVAILABLE     AVAILABLE     AVAILABLE    ENACTMENT -    CAPITAL
                                             THROUGH       THROUGH       THROUGH       THROUGH         NO          LOSS
                                               2015          2016          2017          2018      EXPIRATION    AVAILABLE
                                           ------------  ------------  ------------  ------------  -----------  -----------
First Trust Dow Jones Select MicroCap
     Index Fund                            $    910,503  $    902,807  $  3,227,616  $  5,096,533  $ 8,776,431  $18,913,890
First Trust Morningstar Dividend Leaders
     Index Fund                                 198,670    14,962,284    16,831,977       473,435    6,891,248   39,357,614
First Trust US IPO Index Fund                   740,683     2,682,788     1,127,563        65,058    9,149,968   13,766,060
First Trust NYSE Arca Biotechnology
     Index Fund                                      --     2,061,136     5,787,577     1,039,054    3,942,437   12,830,204
First Trust Dow Jones Internet Index Fund            --     6,295,170     1,163,966            --   16,447,806   23,906,942
First Trust Capital Strength ETF                180,261    11,401,861    11,336,270     1,367,556      168,877   24,454,825
First Trust Total US Market
   AlphaDEX(R) ETF                            1,392,919     1,168,041     2,421,122            --       82,749    5,064,831
First Trust Value Line(R) Dividend Index
   Fund                                              --    18,915,138    19,646,203       437,987           --   38,999,328
First Trust Value Line(R) 100
   Exchange-Traded Fund                       1,905,072    47,805,834    29,477,928            --    4,762,979   83,951,813

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

During the taxable year ended December 31, 2014, the following Funds utilized capital loss carryforwards in the following amounts:

                                                                PRE-ENACTMENT CAPITAL LOSS     POST-ENACTMENT CAPITAL LOSS
                                                                  CARRYFORWARD UTILIZED           CARRYFORWARD UTILIZED
                                                                --------------------------     --------------------------
First Trust Dow Jones Select MicroCap Index Fund                       $       --                      $ 3,882,825
First Trust NYSE Arca Biotechnology Index Fund                                 --                       59,987,496
First Trust Dow Jones Internet Index Fund                                      --                        2,392,511
First Trust Total US Market AlphaDEX(R) ETF                                    --                          368,963
First Trust Value Line(R) Dividend Index Fund                           3,727,147                               --
First Trust Value Line(R) 100 Exchange-Traded Fund                             --                        6,155,428

During the taxable year ended December 31, 2014, the following Funds' capital loss carryforwards expired in the following amounts:

                                                                CAPITAL LOSS CARRYFORWARD
                                                                         EXPIRED
                                                                --------------------------
First Trust Dow Jones Select MicroCap Index Fund                       $ 1,604,481
First Trust Morningstar Dividend Leaders Index Fund                        202,279
First Trust US IPO Index Fund                                              303,759

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                            LICENSOR
First Trust Dow Jones Select MicroCap Index Fund                Dow Jones & Company, Inc.
First Trust Morningstar Dividend Leaders Index Fund             Morningstar, Inc.
First Trust US IPO Index Fund                                   IPOX(R) Schuster LLC
First Trust NYSE Arca Biotechnology Index Fund                  NYSE Euronext
First Trust Dow Jones Internet Index Fund                       Dow Jones & Company, Inc.
First Trust Capital Strength ETF                                The NASDAQ OMX Group, Inc.
First Trust Total US Market AlphaDEX(R) ETF                     The NASDAQ OMX Group, Inc.
First Trust Value Line(R) Dividend Index Fund                   Value Line Publishing, Inc.(R)
First Trust Value Line(R)100 Exchange-Traded Fund               Value Line Publishing, Inc.(R)

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.


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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

For these services, First Trust is entitled to receive monthly fees from each Fund calculated at the following annual rates:

                                                                  % OF AVERAGE
                                                                DAILY NET ASSETS
                                                                ----------------
First Trust Dow Jones Select MicroCap Index Fund                     0.50%
First Trust Morningstar Dividend Leaders Index Fund                  0.30%
First Trust US IPO Index Fund                                        0.40%
First Trust NYSE Arca Biotechnology Index Fund                       0.40%
First Trust Dow Jones Internet Index Fund                            0.40%
First Trust Capital Strength ETF                                     0.50%
First Trust Total US Market AlphaDEX(R) ETF                          0.50%
First Trust Value Line(R) Dividend Index Fund                        0.50%
First Trust Value Line(R) 100 Exchange-Traded Fund                   0.50%

The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least April 30, 2017.

                                                                   EXPENSE CAP
                                                                ----------------
First Trust Dow Jones Select MicroCap Index Fund                     0.60%
First Trust Morningstar Dividend Leaders Index Fund                  0.45%
First Trust US IPO Index Fund                                        0.60%
First Trust NYSE Arca Biotechnology Index Fund                       0.60%
First Trust Dow Jones Internet Index Fund                            0.60%
First Trust Capital Strength ETF                                     0.65%
First Trust Total US Market AlphaDEX(R) ETF                          0.70%
First Trust Value Line(R) Dividend Index Fund                        0.70%
First Trust Value Line(R) 100 Exchange-Traded Fund                   0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended June 30, 2015 and the fees waived or expenses borne by First Trust subject to recovery from each Fund for the periods indicated were as follows:

                                                                          Fees Waived or Expenses Borne
                                                                        by First Trust Subject to Recovery
                                                             --------------------------------------------------------
                                  ADVISORY                       YEAR          YEAR           YEAR        SIX MONTHS
                                    FEE          EXPENSE        ENDED         ENDED          ENDED          ENDED
                                  WAIVERS     REIMBURSEMENT   12/31/2012    12/31/2013     12/31/2014     6/30/2015         TOTAL
                                 ----------   -------------  ------------  ------------   ------------   ------------   ------------
First Trust Dow Jones Select
   MicroCap Index Fund           $   32,676     $      --     $  39,702      $ 115,749     $  66,284      $  32,676      $  254,411
First Trust Morningstar
   Dividend Leaders Index Fund      141,147            --       176,468        269,543       273,147        141,147         860,305
First Trust US IPO Index Fund            --            --        38,647         70,526        23,043             --         132,216
First Trust NYSE Arca
   Biotechnology Index Fund              --            --            --             --            --             --              --
First Trust Dow Jones
   Internet Index Fund                   --            --            --             --            --             --              --
First Trust Capital Strength ETF         --            --        31,144         49,536         4,069             --          84,749
First Trust Total US Market
   AlphaDEX(R) ETF                   13,154        23,048        30,080         59,346       128,690         36,202         254,318
First Trust Value Line(R)
   Dividend Index Fund              222,692            --       181,182        391,960       408,933        222,692       1,204,767
First Trust Value Line(R) 100
   Exchange-Traded Fund              41,916            --        45,261         81,246        85,675         41,916         254,098


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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

During the six months ended June 30, 2015, First Trust recovered fees that were previously waived from First Trust US IPO Index Fund and First Trust Capital Strength ETF of $21,002 and $6,829, respectively.

During the six months ended June 30, 2015, the First Trust Value Line(R) 100 Exchange-Traded Fund received a reimbursement from the Advisor of $95,996 in connection with a trade error.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2015, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                      PURCHASES                SALES
                                                                   ---------------        ---------------
First Trust Dow Jones Select MicroCap Index Fund                   $    1,806,673         $    1,732,617
First Trust Morningstar Dividend Leaders Index Fund                   447,196,264            447,956,347
First Trust US IPO Index Fund                                         100,411,733            100,179,758
First Trust NYSE Arca Biotechnology Index Fund                        432,618,356            435,371,003
First Trust Dow Jones Internet Index Fund                             255,348,108            254,377,928
First Trust Capital Strength ETF                                       54,373,232             54,297,871
First Trust Total US Market AlphaDEX(R) ETF                             6,708,962              6,699,419
First Trust Value Line(R) Dividend Index Fund                         315,520,537            313,350,115
First Trust Value Line(R) 100 Exchange-Traded Fund                    118,128,380            118,040,194

For the six months ended June 30, 2015, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                      PURCHASES                SALES
                                                                   ---------------        ---------------
First Trust Dow Jones Select MicroCap Index Fund                   $           --         $           --
First Trust Morningstar Dividend Leaders Index Fund                    52,713,058            136,553,664
First Trust US IPO Index Fund                                         196,529,367              5,225,783
First Trust NYSE Arca Biotechnology Index Fund                      1,706,455,621            768,035,156
First Trust Dow Jones Internet Index Fund                           1,104,688,521            336,411,424
First Trust Capital Strength ETF                                       70,725,147             47,533,588
First Trust Total US Market AlphaDEX(R) ETF                             1,260,694              1,276,717
First Trust Value Line(R) Dividend Index Fund                         387,730,435            271,177,533
First Trust Value Line(R) 100 Exchange-Traded Fund                      1,057,364              1,004,611


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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

             NUMBER OF SECURITIES               CREATION
              IN A CREATION UNIT             TRANSACTION FEE
            ----------------------          -----------------
                    1-100                        $  500
                   101-499                       $1,000
                 500 or more                     $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

             NUMBER OF SECURITIES              REDEMPTION
              IN A CREATION UNIT             TRANSACTION FEE
            ----------------------          -----------------
                    1-100                        $  500
                   101-499                       $1,000
                 500 or more                     $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2016.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


                                                                         Page 83


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase exchange-traded fund ("ETF") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that the index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund is subject to issuer specific changes risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.


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ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

Each Fund will be concentrated in the securities of companies of a given industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the related industry and may subject a Fund to greater market risk than less concentrated funds.

With the exception of First Trust Dow Jones Select MicroCap Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust Total US Market AlphaDEX ETF and First Trust Value Line(R) 100 Exchange-Traded Fund, each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of their corresponding index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

The First Trust Dow Jones Select MicroCap Index Fund invests in micro-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

The First Trust Dow Jones Internet Index Fund invests in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

The First Trust NYSE Arca Biotechnology Index Fund is concentrated in stocks of companies in the biotechnology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the biotechnology sector are subject to fierce competition, substantial research and development costs, governmental regulations and pricing constraints, and their products and services may be subject to rapid obsolescence.

The First Trust NYSE Arca Biotechnology Index Fund and First Trust Capital Strength ETF invest in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulations.

The First Trust US IPO Index Fund invests in companies that have recently conducted an initial public offering. The stocks of such companies are often subject to extreme price volatility and speculative trading.

The First Trust Total US Market AlphaDEX ETF and First Trust Dow Jones Select Micro Cap Index Fund invest in securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations. The downturn in the U.S. and world economies has adversely affected banks, thrifts and other companies in the financials sector.

The First Trust Dow Jones Internet Index Fund invests in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust US IPO Index Fund, First Trust Value Line(R) 100 Exchange-Traded Fund and First Trust Dow Jones Internet Index Fund invest in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

The First Trust Morningstar Dividend Leaders Index Fund and First Trust Value Line(R) Dividend Index Fund invest in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

The First Trust Dow Jones Internet Index Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. The Fund's investment in Internet companies may also be subject to the risk of owning small capitalization companies that have recently begun operations.

With the exception of First Trust Capital Strength ETF and First Trust Dow Jones Select MicroCap Index Fund, the Funds may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

Because a Fund's corresponding index may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the investments of certain Funds, including but not limited to, the First Trust Value Line(R) 100 Exchange-Traded Fund, involves risks of investing in non-U.S. securities that are in addition to the risk associated with domestic securities. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events. ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

       BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following nine series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust Value Line(R) 100 Exchange-Traded Fund (FVL)
      First Trust Value Line(R) Dividend Index Fund (FVD)
      First Trust Dow Jones Select MicroCap Index Fund (FDM)
      First Trust Morningstar Dividend Leaders Index Fund (FDL)
      First Trust US IPO Index Fund (FPX)
      First Trust NYSE Arca Biotechnology Index Fund (FBT)
      First Trust Dow Jones Internet Index Fund (FDN)
      First Trust Capital Strength ETF (FTCS)
      First Trust Total US Market AlphaDEX(R) ETF (TUSA) (formerly First Trust
       Value Line(R) Equity Allocation Index Fund (FVI))

The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2016, at a meeting held on March 8-9, 2015. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to


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ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Management Practice Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's MPI Peer Group; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the advisory fee payable by each Fund under the Agreement. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2016. For each Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor. The Board considered the advisory fees charged by the Advisor to other First Trust ETFs not paying a unitary fee and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the advisory fees charged to the Funds. The Board also reviewed data prepared by MPI showing the advisory fee and expense ratio of each Fund as compared to the fees and expense ratios of the peer funds in each Fund's MPI Peer Group. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant data point. Based on the information provided, the Board noted that the total
(net) expense ratio of FDM was equal to the median total (net) expense ratio of the peer funds in its MPI Peer Group, that the total (net) expense ratio of FDN was below the median total (net) expense ratio of the peer funds in its MPI Peer Group and that the total (net) expense ratios of FDL, FVD, FBT, FTCS, FVL, TUSA and FPX were above the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group. For TUSA, the Board noted that the Fund's underlying index changed on January 9, 2015, and that the Independent Trustees had therefore requested, and MPI and the Advisor had provided, pro forma data on estimated expense ratios (and profitability, respectively), which the Board also took into consideration. The Independent Trustees discussed with representatives of the Advisor and independent counsel limitations in creating peer groups for ETFs and different business models that affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the MPI data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to its respective MPI Peer Group and to a broad-based benchmark, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking error.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fee for each Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

The Board noted that the Advisor has made and is continuing to make significant investments in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2014 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

Subsequently, in an effort to align contract dates with other funds advised by First Trust, the Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2016, at a meeting held on June 16, 2015. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on March 8-9, 2015, April 20, 2015 and June 16, 2015, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") selected by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's MPI Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on March 8-9, 2015, and additional materials at a special meeting held on April 20, 2015, at each of which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those were considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 16, 2015 meeting, as well as at the meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund's investment objective and policies.

The Board considered the advisory fee payable by each Fund under the Agreement. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2017. For each Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

at the time the expenses were borne or fees were waived by the Advisor. The Board considered the advisory fees charged by the Advisor to other First Trust ETFs not paying a unitary fee and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the advisory fees charged to the Funds. The Board also reviewed data prepared by MPI showing the advisory fee and expense ratio of each Fund as compared to the fees and expense ratios of the peer funds in each Fund's MPI Peer Group. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant data point. Based on the information provided, the Board noted that the total
(net) expense ratio of FDM was equal to the median total (net) expense ratio of the peer funds in its MPI Peer Group, that the total (net) expense ratio of FDN was below the median total (net) expense ratio of the peer funds in its MPI Peer Group and that the total (net) expense ratios of FDL, FVD, FBT, FTCS, FVL, TUSA and FPX were above the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group. For TUSA, the Board noted that the Fund's underlying index changed on January 9, 2015, and that the Independent Trustees had therefore requested, and MPI and the Advisor had provided, pro forma data on estimated expense ratios (and profitability, respectively), which the Board also took into consideration. The Independent Trustees discussed with representatives of the Advisor and independent counsel limitations in creating peer groups for ETFs and different business models that affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the MPI data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information for periods ended December 31, 2014 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to its respective MPI Peer Group and to a broad-based benchmark, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking error.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fee for each Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has made and continues to make significant investments in personnel and infrastructure and considered whether the Funds' fee levels reflect any economies of scale for the benefit of shareholders. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

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


FIRST TRUST

First Trust Exchange-Traded Fund


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund
      Book 2

      First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

      First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

      First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)

      First Trust S&P REIT Index Fund (FRI)

      First Trust ISE Water Index Fund (FIW)

      First Trust ISE-Revere Natural Gas Index Fund (FCG)

      First Trust ISE Chindia Index Fund (FNI)

      First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)

      First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH)


------------------
Semi-Annual Report
  June 30, 2015
------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 JUNE 30, 2015

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
   First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)...................  4
   First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)................  6
   First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT).............  8
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)........ 10
   First Trust S&P REIT Index Fund (FRI)..................................... 12
   First Trust ISE Water Index Fund (FIW).................................... 14
   First Trust ISE-Revere Natural Gas Index Fund (FCG)....................... 16
   First Trust ISE Chindia Index Fund (FNI).................................. 18
   First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)................ 20
   First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH).............. 22
Notes to Fund Performance Overview........................................... 24
Understanding Your Fund Expenses............................................. 25
Portfolio of Investments
   First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)................... 27
   First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)................ 30
   First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)............. 31
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)........ 34
   First Trust S&P REIT Index Fund (FRI)..................................... 37
   First Trust ISE Water Index Fund (FIW).................................... 40
   First Trust ISE-Revere Natural Gas Index Fund (FCG)....................... 41
   First Trust ISE Chindia Index Fund (FNI).................................. 43
   First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)................ 46
   First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH).............. 48
Statements of Assets and Liabilities......................................... 56
Statements of Operations..................................................... 58
Statements of Changes in Net Assets.......................................... 60
Financial Highlights......................................................... 64
Notes to Financial Statements................................................ 69
Additional Information ...................................................... 79

--------------------------------------------------------------------------------
                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS
--------------------------------------------------------------------------------

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2015


Dear Shareholders:

Thank you for your investment in First Trust Exchange-Traded Fund (the "Trust").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the six months ended June 30, 2015, including a market overview. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates over the next few months.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2015

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 24 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

In early July of 2015, the International Monetary Fund ("IMF") released its latest forecasts for U.S. and global growth. The IMF lowered its 2015 global growth estimate from 3.5% in April 2015 to 3.3%, with growth rebounding to 3.8% in 2016, according to Reuters. Due to the 0.2% decline in real GDP growth in the U.S. in Q1'15, as reported by the Bureau of Economic Analysis, the IMF lowered its 2015 estimate for U.S. growth from 3.1% to 2.5%.

The U.S economic expansion celebrated its sixth anniversary on June 30, 2015. While the pace of economic growth has been described as modest, the U.S. recovery remains on solid footing, in our opinion. A great deal of media attention has been directed towards the Greek debt crisis and the sudden plunge in Chinese equities in late June. Some in the media even went so far as to speculate over whether the events in Greece and China were enough to throw the U.S. into recession. Such thinking is growing more commonplace these days due to globalization. One area in which slower economic growth in China is making an impact is commodities. Now that China's GDP growth rate is closer to 7%, down from 9% to 10% just a few years ago, China's imports of oil, iron ore, steel and aluminum were down in Q1'15.

ETFGI, an industry research group, reported that total assets invested in exchange-traded funds ("ETFs") and other exchange-traded products ("ETPs") reached $2.971 trillion globally in June 2015, up $45.0 billion from March 2015, according to the Financial Times. Hedge Fund Research reported that hedge fund assets totaled $2.969 trillion in June. This is the first time that ETFs/ETPs held more assets than hedge funds.

U.S. STOCKS AND BONDS

In the first half of 2015, all of the major U.S. stock indices posted positive total returns. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were up 1.23%, 4.20% and 4.16%, respectively, according to Bloomberg. Only five of the 10 major S&P 500(R) Index sectors posted positive total returns. The top performing sectors were Health Care, Consumer Discretionary and Telecommunication Services, up 9.56%, 6.81% and 3.15%, respectively. The worst performing sector indices were Utilities, Energy and Industrials, down 10.67%, 4.68% and 3.06%, respectively.

The estimated earnings growth rates for 2015 for the S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were 2.00%, 20.94% and 14.37%, respectively, as of 7/16/15, according to S&P Dow Jones Indices. The estimated earnings growth rates for 2016 for the S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were 14.56%, 18.76% and 32.08%, respectively.

Since interest rates have remained low, the anticipated "great rotation" of investment capital from bonds to stocks has yet to occur. The Financial Times, however, reported that a survey of 705 institutional investors by asset management consultancy firm Create found that nearly 33% of respondents expect investors to significantly raise their exposure to equities over the next three years, according to ETF Trends.

In the U.S. bond market, the top-performing major debt group in the first half of 2015 was U.S. high yield corporate bonds. The Barclays U.S. Corporate High Yield Index posted a total return of 2.53%. Interest rates at the intermediate part of the yield curve inched a bit higher in the first six months of 2015. The yield on the benchmark 10-Year Treasury note rose by 18 basis points, from 2.17% (12/31/14) to 2.35% (6/30/15). Economists are still debating when the Federal Reserve will initiate its first rate hike.

FOREIGN STOCKS AND BONDS

The U.S. dollar ("USD") rose 5.78% against a basket of major currencies in the first half of 2015, as measured by the U.S. Dollar Index ("DXY"). The index was up as much as 11.14% in Q1'15, but gave up some of those gains in Q2'15, according to Bloomberg. For the 12-month period ended June 2015, the DXY was up 19.69%. It appears that the U.S. dollar's upward surge may have plateaued in Q2'15, in our opinion. With respect to U.S. investors, a stronger U.S. dollar can negatively impact returns on foreign securities.

Foreign bond indices generated mixed results in the first half of 2015. The Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of 1.49% (USD), while the Barclays Global Aggregate Index of higher quality debt declined by 3.08% (USD). Foreign equities outperformed foreign bonds. The MSCI Emerging Markets Index of stocks posted a total return of 2.95%
(USD), while the MSCI World Index (excluding the U.S.) posted a total return of 4.34% (USD).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

The First Trust NASDAQ-100 Equal Weighted Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is the equal-weighted version of the NASDAQ-100 Index(R), which includes 100 of the largest non-financial securities listed on The NASDAQ(R) Stock Market ("NASDAQ") based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R), but each of the securities is initially set at a weight of 1.00% of the Index which is rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was April 25, 2006.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL              CUMULATIVE
                                                                                TOTAL RETURNS             TOTAL RETURNS
                                                6 Months     1 Year       5 Years     Inception       5 Years     Inception
                                                  Ended       Ended        Ended      (4/19/06)        Ended      (4/19/06)
                                                 6/30/15     6/30/15      6/30/15     to 6/30/15      6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                               2.37%       12.94%       19.62%         9.38%       144.89%       128.11%
Market Value                                      2.30%       12.94%       19.62%         9.38%       144.94%       128.16%

INDEX PERFORMANCE
NASDAQ-100 Equal Weighted Index(SM)               2.67%       13.60%       20.37%        10.06%       152.67%       141.56%
S&P 500(R) Index                                  1.23%        7.42%       17.34%         7.32%       122.47%        91.57%
NASDAQ-100 Index(R)                               4.42%       15.58%       21.81%        11.65%       168.16%       175.56%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       40.55%
Consumer Discretionary                       27.21
Health Care                                  14.19
Industrials                                   7.04
Consumer Staples                              7.01
Telecommunication Services                    2.96
Materials                                     1.04
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Facebook, Inc., Class A                       1.08%
Tesla Motors, Inc.                            1.07
Adobe Systems, Inc.                           1.05
Charter Communications, Inc., Class A         1.05
Monster Beverage Corp.                        1.04
Electronic Arts, Inc.                         1.04
Illumina, Inc.                                1.04
Sigma-Aldrich Corp.                           1.04
Catamaran Corp.                               1.04
Mondelez International, Inc., Class A         1.04
                                            -------
    Total                                    10.49%
                                            =======

-------------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Equal Weighted Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 19, 2006 - JUNE 30, 2015

             First Trust            NASDAQ-100
          NASDAQ-100 Equal        Equal Weighted      S&P 500(R)      NASDAQ-100
         Weighted Index Fund        Index(SM)           Index          Index(R)
04/06          $10,000               $10,000           $10,000          $10,000
12/06           10,060                10,097            10,975           10,168
06/07           11,050                11,117            11,739           11,217
12/07           11,040                11,142            11,579           12,124
06/08            9,673                 9,785            10,199           10,708
12/08            6,187                 6,292             7,295            7,084
06/09            7,653                 7,803             7,526            8,671
12/09            9,871                10,100             9,225           10,954
06/10            9,314                 9,561             8,612           10,278
12/10           11,968                12,321            10,616           13,161
06/11           12,867                13,288            11,254           13,849
12/11           11,636                12,063            10,839           13,645
06/12           12,704                13,203            11,868           15,750
12/12           13,365                13,927            12,574           16,145
06/13           15,450                16,172            14,312           17,774
12/13           18,704                19,636            16,646           22,109
06/14           20,197                21,268            17,835           23,849
12/14           22,283                23,531            18,927           26,396
06/15           22,811                24,159            19,160           27,556


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             155              1             0             0
01/01/11 - 12/31/11             151              0             0             0
01/01/12 - 12/31/12             157              0             0             0
01/01/13 - 12/31/13             203              0             0             0
01/01/14 - 12/31/14             161              3             0             0
01/01/15 - 06/30/15              76              1             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              95              1             0             0
01/01/11 - 12/31/11             101              0             0             0
01/01/12 - 12/31/12              92              1             0             0
01/01/13 - 12/31/13              49              0             0             0
01/01/14 - 12/31/14              87              1             0             0
01/01/15 - 06/30/15              45              2             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

The First Trust NASDAQ-100-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ(R) based on market capitalization. The NASDAQ-100 Index(R) is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was April 25, 2006.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                CUMULATIVE
                                                                               TOTAL RETURNS               TOTAL RETURNS
                                                 6 Months     1 Year      5 Years      Inception      5 Years     Inception
                                                  Ended       Ended        Ended       (4/19/06)       Ended      (4/19/06)
                                                 6/30/15     6/30/15      6/30/15     to 6/30/15      6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                              -2.47%        7.63%       17.70%         9.00%       125.90%       120.97%
Market Value                                     -2.58%        7.54%       17.71%         9.00%       126.01%       120.97%

INDEX PERFORMANCE
NASDAQ-100 Technology Sector Index(SM)           -2.20%        8.27%       18.44%         9.69%       133.12%       134.07%
S&P 500 Information Technology Index              0.76%       11.10%       17.63%         9.05%       125.22%       121.77%
S&P 500(R) Index                                  1.23%        7.42%       17.34%         7.32%       122.47%        91.57%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION (1)            LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       91.89%
Health Care                                   5.51
Consumer Discretionary                        2.60
                                            -------
      Total                                 100.00%
                                            =======

(1) The above sector classification is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Facebook, Inc., Class A                       2.88%
Adobe Systems, Inc.                           2.81
Catamaran Corp.                               2.76
Altera Corp.                                  2.75
Cerner Corp.                                  2.75
Citrix Systems, Inc.                          2.75
Apple, Inc.                                   2.73
Lam Research Corp.                            2.70
Cognizant Technology Solutions Corp.,
   Class A                                    2.69
KLA-Tencor Corp.                              2.69
                                            -------
    Total                                    27.51%
                                            =======

-------------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Technology Sector Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC) (CONTINUED)

                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              APRIL 19, 2006 - JUNE 30, 2015

            First Trust
            NASDAQ-100-              NASDAQ-100
         Technology Sector           Technology          S&P 500 Information    S&P 500(R)
            Index Fund            Sector Index(SM)        Technology Index         Index
04/06         $10,000                 $10,000                 $10,000             $10,000
12/06           9,985                  10,020                  10,296              10,975
06/07          10,925                  10,989                  11,256              11,739
12/07          10,750                  10,847                  11,975              11,579
06/08           9,755                   9,872                  10,409              10,199
12/08           5,885                   5,983                   6,809               7,295
06/09           7,890                   8,048                   8,502               7,526
12/09          10,587                  10,838                  11,011               9,224
06/10           9,782                  10,041                   9,847               8,611
12/10          12,907                  13,293                  12,133              10,615
06/11          13,006                  13,435                  12,383              11,253
12/11          12,165                  12,606                  12,426              10,839
06/12          12,720                  13,222                  14,084              11,868
12/12          13,141                  13,702                  14,269              12,574
06/13          14,681                  15,357                  15,175              14,312
12/13          18,150                  19,047                  18,325              16,646
06/14          20,531                  21,615                  19,963              17,835
12/14          22,656                  23,930                  22,011              18,927
06/15          22,096                  23,404                  22,178              19,160


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             188              0             0             0
01/01/11 - 12/31/11             161              0             0             0
01/01/12 - 12/31/12             132              0             0             0
01/01/13 - 12/31/13             170              0             0             0
01/01/14 - 12/31/14             171              4             0             0
01/01/15 - 06/30/15              92              1             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              63              1             0             0
01/01/11 - 12/31/11              91              0             0             0
01/01/12 - 12/31/12             117              1             0             0
01/01/13 - 12/31/13              81              1             0             0
01/01/14 - 12/31/14              76              1             0             0
01/01/15 - 06/30/15              30              1             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Ex-Tech Sector IndexSM (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index contains securities of the NASDAQ-100 Index(R) that are not classified as "technology" according to the Industry Classification Benchmark classification system and, as a result, is a subset of the NASDAQ-100 Index(R). The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ(R) based on market capitalization. The Index is equally-weighted and is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was February 15, 2007.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                CUMULATIVE
                                                                               TOTAL RETURNS               TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception      5 Years      Inception
                                                  Ended       Ended        Ended       (2/8/07)       Ended       (2/8/07)
                                                 6/30/15     6/30/15      6/30/15     to 6/30/15     6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                               5.43%       16.30%       20.88%         9.75%       158.13%       118.22%
Market Value                                      5.35%       16.39%       20.89%         9.75%       158.19%       118.27%

INDEX PERFORMANCE
NASDAQ-100 Ex-Tech Sector Index(SM)               5.78%       16.97%       21.66%        10.45%       166.49%       130.16%
Russell 1000(R) Index                             1.71%        7.37%       17.58%         6.78%       124.70%        73.33%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION (1)            LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       41.99%
Health Care                                  19.39
Industrials                                  11.27
Consumer Staples                             11.24
Information Technology                        9.72
Telecommunication Services                    4.73
Materials                                     1.66
                                            -------
      Total                                 100.00%
                                            =======

(1) The above sector classification is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tesla Motors, Inc.                            1.71%
Charter Communications, Inc., Class A         1.67
Monster Beverage Corp.                        1.67
Electronic Arts, Inc.                         1.67
Illumina, Inc.                                1.66
Sigma-Aldrich Corp.                           1.66
Mondelez International, Inc., Class A         1.66
DIRECTV                                       1.66
Netflix, Inc.                                 1.65
Amazon.com, Inc.                              1.65
                                            -------
    Total                                    16.66%
                                            =======

-------------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Ex-Tech Sector Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT) (CONTINUED)

               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    FEBRUARY 8, 2007 - JUNE 30, 2015

             First Trust
              NASDAQ-100            NASDAQ-100
         Ex-Technology Sector     Ex-Tech Sector         Russell 1000(R)
              Index Fund            Index(SM)                 Index
02/07          $10,000               $10,000                 $10,000
12/07           10,595                10,653                  10,282
06/08            9,057                 9,126                   9,131
12/08            6,029                 6,102                   6,417
06/09            7,060                 7,165                   6,694
12/09            8,848                 9,009                   8,241
06/10            8,454                 8,633                   7,714
12/10           10,674                10,935                   9,568
06/11           11,961                12,294                  10,177
12/11           10,558                10,894                   9,711
06/12           11,906                12,317                  10,622
12/12           12,703                13,172                  11,306
06/13           15,089                15,721                  12,879
12/13           17,942                18,744                  15,050
06/14           18,764                19,668                  16,144
12/14           20,697                21,749                  17,043
06/15           21,821                23,016                  17,334

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             156              0             0             0
01/01/11 - 12/31/11             159              0             0             0
01/01/12 - 12/31/12             127              1             0             0
01/01/13 - 12/31/13             145             13             0             0
01/01/14 - 12/31/14             151             14             0             0
01/01/15 - 06/30/15              97              4             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              94              2             0             0
01/01/11 - 12/31/11              93              0             0             0
01/01/12 - 12/31/12             111             11             0             0
01/01/13 - 12/31/13              82             12             0             0
01/01/14 - 12/31/14              79              7             1             0
01/01/15 - 06/30/15              20              3             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ(R) Clean Edge(R) Green Energy Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equity index designed to track the performance of clean energy companies that are publicly traded in the United States and includes companies engaged in manufacturing, development, distribution and installation of emerging clean-energy technologies including, but not limited to, solar photovoltaics, biofuels and advanced batteries. The Index is a modified market capitalization weighted index in which larger companies receive a larger Index weighting. The Index weighting methodology also includes caps to prevent high concentrations among larger alternative energy stocks. The Index is reconstituted semi-annually in March and September and rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was February 14, 2007.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                CUMULATIVE
                                                                               TOTAL RETURNS               TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception      5 Years      Inception
                                                  Ended       Ended        Ended       (2/8/07)       Ended       (2/8/07)
                                                 6/30/15     6/30/15      6/30/15     to 6/30/15     6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                               7.32%       -9.53%        7.30%        -0.63%        42.25%        -5.19%
Market Value                                      7.32%       -9.53%        7.29%        -0.63%        42.16%        -5.18%

INDEX PERFORMANCE
NASDAQ(R) Clean Edge(R) Green Energy Index(SM)    7.34%       -9.61%        7.28%        -0.36%        42.13%        -3.01%
Russell 2000(R) Index                             4.75%        6.49%       17.08%         6.71%       120.03%        72.37%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       59.99%
Utilities                                    14.72
Industrials                                  12.59
Consumer Discretionary                        9.10
Energy                                        2.78
Financials                                    0.82
                                            -------
    Total                                   100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tesla Motors, Inc.                            9.10%
SunEdison, Inc.                               8.49
Linear Technology Corp.                       7.86
SolarCity Corp.                               5.88
ON Semiconductor Corp.                        5.69
Hexcel Corp.                                  4.30
Microsemi Corp.                               4.09
First Solar, Inc.                             4.02
SunPower Corp.                                3.98
ITC Holdings Corp.                            3.88
                                            -------
    Total                                    57.29%
                                            =======

-------------------
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge(R)") respectively. NASDAQ OMX and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) (CONTINUED)

              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    FEBRUARY 8, 2007 - JUNE 30, 2015

             First Trust
           NASDAQ(R) Clean            NASDAQ(R)
         Edge(R) Green Energy       Clean Edge(R)        Russell 2000(R)
              Index Fund          Green Energy Index          Index
02/07          $10,000                 $10,000               $10,000
12/07           15,430                  15,522                 9,489
06/08           12,350                  12,472                 8,599
12/08            5,595                   5,675                 6,283
06/09            6,920                   7,038                 6,449
12/09            8,045                   8,213                 7,990
06/10            6,665                   6,824                 7,834
12/10            8,210                   8,434                10,136
06/11            7,640                   7,879                10,765
12/11            4,825                   4,992                 9,713
06/12            4,670                   4,822                10,542
12/12            4,801                   4,927                11,301
06/13            7,177                   7,346                13,093
12/13            9,111                   9,329                15,688
06/14           10,479                  10,732                16,188
12/14            8,834                   9,037                16,455
06/15            9,481                   9,700                17,237


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              79              0             0             0
01/01/11 - 12/31/11             125              5             0             0
01/01/12 - 12/31/12              37              6             1             0
01/01/13 - 12/31/13             168              5             0             0
01/01/14 - 12/31/14             122              3             0             0
01/01/15 - 06/30/15              71              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             173              0             0             0
01/01/11 - 12/31/11             116              6             0             0
01/01/12 - 12/31/12             153             52             1             0
01/01/13 - 12/31/13              75              4             0             0
01/01/14 - 12/31/14             124              3             0             0
01/01/15 - 06/30/15              51              2             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI)

The First Trust S&P REIT Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P United States REIT Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the securitized U.S. real estate investment trust ("REIT") market and maintains a constituency that reflects the composition of the overall REIT market. The Index contains securities selected for market representation according to geography and property type. All securities in the Index satisfy the Index's liquidity, price and market capitalization requirements. The Standard & Poor's Index Committee, a team of Standard & Poor's economists and index analysts, maintains the Index. The S&P Index Committee makes constituent changes on an as-needed basis. Share adjustments that exceed 5% are made at the time of the change. Share adjustments of less than 5% are made on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 10, 2007.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                CUMULATIVE
                                                                               TOTAL RETURNS               TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception      5 Years      Inception
                                                  Ended       Ended        Ended       (5/8/07)       Ended       (5/8/07)
                                                 6/30/15     6/30/15      6/30/15     to 6/30/15     6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                              -6.33%        3.45%       13.65%         2.94%        89.64%        26.65%
Market Value                                     -6.41%        3.40%       13.62%         2.94%        89.39%        26.60%

INDEX PERFORMANCE
S&P United States REIT Index*                    -6.10%        3.99%       14.27%           N/A        94.84%          N/A
FTSE EPRA/NAREIT North America Index             -6.06%        2.82%       13.78%         3.19%        90.67%        29.14%
Russell 3000(R) Index                             1.94%        7.29%       17.54%         6.44%       124.30%        66.24%
----------------------------------------------------------------------------------------------------------------------------

* On November 6, 2008, the Fund's underlying index changed from the S&P REIT Composite Index to the S&P United States REIT Index. Effective December 31, 2008, the S&P REIT Composite Index was discontinued. Therefore, the Fund's performance and historical returns shown for the periods prior to November 6, 2008 are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.


(See Notes to Fund Performance Overview on page 24.)

-----------------------------------------------------------
                                          % OF TOTAL
REIT CLASSIFICATION                  LONG-TERM INVESTMENTS
-----------------------------------------------------------
Retail                                       24.81%
Residential                                  17.32
Office                                       14.08
Health Care                                  12.90
Specialized                                  11.19
Hotel & Resort                                7.81
Diversified                                   7.45
Industrial                                    4.44
                                            -------
    Total                                   100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Simon Property Group, Inc.                    8.06%
Public Storage                                4.01
Equity Residential                            3.82
Health Care REIT, Inc.                        3.45
AvalonBay Communities, Inc.                   3.16
Ventas, Inc.                                  3.08
Prologis, Inc.                                2.91
Boston Properties, Inc.                       2.78
HCP, Inc.                                     2.52
Vornado Realty Trust                          2.49
                                            -------
    Total                                    36.28%
                                            =======

-------------------
Standard & Poor's(R), S&P(R) and S&P United States REIT Index are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI) (CONTINUED)

                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       MAY 8, 2007 - JUNE 30, 2015

         First Trust S&P         FTSE EPRA/NAREIT          Russell 3000(R)
         REIT Index Fund        North America Index             Index
05/07        $10,000                 $10,000                   $10,000
12/07          8,093                   8,206                     9,811
06/08          7,739                   7,843                     8,728
12/08          4,947                   4,872                     6,151
06/09          4,319                   4,381                     6,405
12/09          6,333                   6,442                     7,889
06/10          6,679                   6,772                     7,412
12/10          8,090                   8,287                     9,225
06/11          8,899                   9,163                     9,811
12/11          8,729                   8,965                     9,319
06/12         10,007                  10,276                    10,188
12/12         10,247                  10,593                    10,849
06/13         10,871                  11,091                    12,374
12/13         10,434                  10,728                    14,489
06/14         12,245                  12,560                    15,495
12/14         13,523                  13,748                    16,308
06/15         12,667                  12,915                    16,624

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             185              0             0             0
01/01/11 - 12/31/11             149              1             0             0
01/01/12 - 12/31/12             159              0             0             0
01/01/13 - 12/31/13             130              0             0             0
01/01/14 - 12/31/14             193              0             0             0
01/01/15 - 06/30/15              59              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              67              0             0             0
01/01/11 - 12/31/11             102              0             0             0
01/01/12 - 12/31/12              91              0             0             0
01/01/13 - 12/31/13             122              0             0             0
01/01/14 - 12/31/14              59              0             0             0
01/01/15 - 06/30/15              65              0             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE WATER INDEX FUND (FIW)

The First Trust ISE Water Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Water Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified market capitalization weighted index comprised of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industries. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                CUMULATIVE
                                                                               TOTAL RETURNS               TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception      5 Years      Inception
                                                  Ended       Ended        Ended       (5/8/07)       Ended       (5/8/07)
                                                 6/30/15     6/30/15      6/30/15     to 6/30/15     6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                              -6.62%       -8.88%       13.20%         6.51%        85.90%        67.09%
Market Value                                     -6.62%       -8.88%       13.22%         6.50%        86.04%        67.03%

INDEX PERFORMANCE
ISE Water Index(TM)                              -6.34%       -8.31%       14.00%         7.23%        92.55%        76.52%
Russell 3000(R) Index                             1.94%        7.29%       17.54%         6.44%       124.30%        66.24%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  59.29%
Utilities                                    25.16
Materials                                     5.28
Information Technology                        5.13
Health Care                                   3.97
Financials                                    1.17
                                            -------
    Total                                   100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Pentair PLC                                   4.49%
Lindsay Corp.                                 4.40
Xylem, Inc.                                   4.11
Watts Water Technologies, Inc., Class A       3.95
Badger Meter, Inc.                            3.93
Aqua America, Inc.                            3.91
American Water Works Co., Inc.                3.90
California Water Service Group                3.89
Rexnord Corp.                                 3.80
Cia de Saneamento Basico do Estado de
   Sao Paulo, ADR                             3.75
                                            -------
    Total                                    40.13%
                                            =======

-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Water Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE Water Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE WATER INDEX FUND (FIW) (CONTINUED)

                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 8, 2007 - JUNE 30, 2015

          First Trust ISE            ISE Water               Russell 3000(R)
          Water Index Fund           Index(TM)                    Index
05/07         $10,000                 $10,000                    $10,000
12/07          11,212                  11,260                      9,811
06/08          10,992                  11,056                      8,728
12/08           7,915                   7,987                      6,151
06/09           8,168                   8,276                      6,405
12/09           9,522                   9,681                      7,889
06/10           8,989                   9,168                      7,412
12/10          11,378                  11,653                      9,225
06/11          11,910                  12,243                      9,811
12/11          10,738                  11,076                      9,319
06/12          11,803                  12,225                     10,188
12/12          13,619                  14,153                     10,849
06/13          14,585                  15,220                     12,374
12/13          17,830                  18,667                     14,489
06/14          18,338                  19,251                     15,495
12/14          17,894                  18,847                     16,308
06/15          16,709                  17,652                     16,624

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             146              0             0             0
01/01/11 - 12/31/11             131              0             0             0
01/01/12 - 12/31/12             121              1             0             0
01/01/13 - 12/31/13             197              0             0             0
01/01/14 - 12/31/14             195              0             0             0
01/01/15 - 06/30/15              88              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             105              1             0             0
01/01/11 - 12/31/11             121              0             0             0
01/01/12 - 12/31/12             127              1             0             0
01/01/13 - 12/31/13              55              0             0             0
01/01/14 - 12/31/14              56              1             0             0
01/01/15 - 06/30/15              36              0             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

The First Trust ISE-Revere Natural Gas Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-REVERE Natural Gas Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The Index is constructed by establishing the universe of stocks listed in the U.S. of companies involved in the natural gas exploration and production industries and then eliminates stocks whose natural gas proven reserves do not meet certain requirements. The Index then ranks all candidate stocks using four different methods and, often averaging the rankings, selects the top 30 stocks based on the final rank. The Index is rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                CUMULATIVE
                                                                               TOTAL RETURNS               TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception      5 Years      Inception
                                                  Ended       Ended        Ended       (5/8/07)       Ended       (5/8/07)
                                                 6/30/15     6/30/15      6/30/15     to 6/30/15     6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                             -14.75%      -59.21%       -8.47%        -8.21%       -35.77%       -50.21%
Market Value                                    -14.75%      -59.25%       -8.46%        -8.20%       -35.73%       -50.21%

INDEX PERFORMANCE
ISE-REVERE Natural Gas Index(TM)                -15.49%      -59.67%       -8.15%        -7.80%       -34.61%       -48.41%
Russell 3000(R) Index                             1.94%        7.29%       17.54%         6.44%       124.30%        66.24%
S&P Composite 1500 Energy Index                  -4.69%      -23.36%       10.14%         3.26%        62.06%        29.90%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

-----------------------------------------------------------
                                          % OF TOTAL
SUB-INDUSTRY CLASSIFICATION          LONG-TERM INVESTMENTS
-----------------------------------------------------------
Oil & Gas Exploration & Production           96.36%
Integrated Oil & Gas                          3.64
                                            -------
    Total                                   100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Magnum Hunter Resources Corp.                 5.27%
Rex Energy Corp.                              4.52
Vanguard Natural Resources LLC                3.79
QEP Resources, Inc.                           3.74
Southwestern Energy Co.                       3.71
Comstock Resources, Inc.                      3.65
Statoil ASA, ADR                              3.64
EQT Corp.                                     3.62
Devon Energy Corp.                            3.61
WPX Energy, Inc.                              3.57
                                            -------
    Total                                    39.12%
                                            =======

-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE-REVERE Natural Gas Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG) (CONTINUED)

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   MAY 8, 2007 - JUNE 30, 2015

         First Trust ISE-Revere         ISE-REVERE          Russell 3000(R)     S&P Composite 1500
         Natural Gas Index Fund   Natural Gas Index(TM)          Index             Energy Index
05/07           $10,000                  $10,000                $10,000              $10,000
12/07            11,166                   11,213                  9,804               12,170
06/08            15,755                   15,942                  8,721               13,578
12/08             5,967                    6,016                  6,147                7,810
06/09             6,454                    6,518                  6,405                7,740
12/09             8,903                    9,017                  7,889                9,092
06/10             7,752                    7,891                  7,412                8,016
12/10             9,992                   10,254                  9,225               11,036
06/11            11,012                   11,342                  9,811               12,304
12/11             9,308                    9,620                  9,319               11,469
06/12             8,426                    8,735                 10,188               11,132
12/12             8,051                    8,375                 10,849               11,967
06/13             8,290                    8,639                 12,374               13,130
12/13            10,075                   10,530                 14,489               15,006
06/14            12,210                   12,790                 15,495               16,951
12/14             5,842                    6,105                 16,308               13,630
06/15             4,980                    5,159                 16,624               12,991

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             124              0             0             0
01/01/11 - 12/31/11             151              0             0             0
01/01/12 - 12/31/12             151              0             0             0
01/01/13 - 12/31/13             149              0             0             0
01/01/14 - 12/31/14             140              1             0             0
01/01/15 - 06/30/15              68              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             127              1             0             0
01/01/11 - 12/31/11             101              0             0             0
01/01/12 - 12/31/12              99              0             0             0
01/01/13 - 12/31/13             103              0             0             0
01/01/14 - 12/31/14             111              0             0             0
01/01/15 - 06/30/15              56              0             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

The First Trust ISE Chindia Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a non-market capitalization weighted portfolio of 50 American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks selected from a universe of all listed ADRs, ADSs, and/or stocks of companies from China and India currently trading on a U.S. exchange. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                CUMULATIVE
                                                                               TOTAL RETURNS               TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception      5 Years      Inception
                                                  Ended       Ended        Ended       (5/8/07)       Ended       (5/8/07)
                                                 6/30/15     6/30/15      6/30/15     to 6/30/15     6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                               7.11%        3.20%        9.46%         6.39%        57.12%        65.61%
Market Value                                      7.15%        3.48%        9.46%         6.40%        57.15%        65.72%

INDEX PERFORMANCE
ISE ChIndia Index(TM)                             7.31%        3.56%        9.91%         6.94%        60.42%        72.70%
Russell 3000(R) Index                             1.94%        7.29%       17.54%         6.44%       124.30%        66.24%
MSCI Emerging Markets Index                       2.95%       -5.12%        3.68%         2.17%        19.83%        19.12%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       41.99%
Consumer Discretionary                       22.22
Financials                                   16.62
Health Care                                   6.50
Telecommunication Services                    5.32
Energy                                        3.37
Materials                                     2.53
Industrials                                   0.76
Utilities                                     0.69
                                            -------
    Total                                   100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
HDFC Bank Ltd., ADR                           7.70%
ICICI Bank Ltd., ADR                          7.66
Infosys Ltd., ADR                             7.36
Baidu, Inc., ADR                              6.91
Alibaba Group Holding Ltd., ADR               6.84
JD.com, Inc., ADR                             6.47
Dr. Reddy's Laboratories Ltd., ADR            4.37
Wipro Ltd., ADR                               4.21
Tata Motors Ltd., ADR                         4.13
China Mobile Ltd., ADR                        4.01
                                            -------
    Total                                    59.66%
                                            =======

-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE ChIndia Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE ChIndia Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CHINDIA INDEX FUND (FNI) (CONTINUED)

                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                MAY 8, 2007 - JUNE 30, 2015

           First Trust ISE        ISE ChIndia         Russell 3000(R)         MSCI Emerging
         Chindia Index Fund        Index(TM)               Index              Markets Index
05/07          $10,000              $10,000               $10,000                $10,000
12/07           13,873               13,952                 9,804                 12,715
06/08            9,985               10,059                 8,721                 11,220
12/08            5,968                6,031                 6,147                  5,934
06/09            8,329                8,451                 6,405                  8,071
12/09           10,836               11,031                 7,889                 10,593
06/10           10,540               10,767                 7,412                  9,939
12/10           12,836               13,175                 9,225                 12,592
06/11           13,047               13,466                 9,811                 12,703
12/11            9,497                9,771                 9,319                 10,273
06/12           10,069               10,375                10,188                 10,677
12/12           11,121               11,483                10,849                 12,145
06/13           11,258               11,659                12,374                 10,983
12/13           15,103               15,665                14,489                 11,829
06/14           16,047               16,680                15,495                 12,555
12/14           15,461               16,096                16,308                 11,571
06/15           16,560               17,273                16,624                 11,912

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

QUARTER ENDED               0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             151              2             0             0
01/01/11 - 12/31/11              65              1             0             0
01/01/12 - 12/31/12              63              1             0             0
01/01/13 - 12/31/13              66              0             0             0
01/01/14 - 12/31/14              96              0             0             0
01/01/15 - 06/30/15              98              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

QUARTER ENDED               0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              99              0             0             0
01/01/11 - 12/31/11             186              0             0             0
01/01/12 - 12/31/12             175             11             0             0
01/01/13 - 12/31/13             185              1             0             0
01/01/14 - 12/31/14             155              1             0             0
01/01/15 - 06/30/15              26              0             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

The First Trust NASDAQ(R) ABA Community Bank Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) ABA Community Bank Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index includes a subset of banks and thrifts or their holding companies listed on NASDAQ(R). The Index is jointly owned and was developed by NASDAQ OMX(R) and the American Bankers Association ("ABA"). For the purposes of the Index, a "community bank" is considered to be all U.S. banks and thrifts or their holding companies listed on NASDAQ(R) excluding the 50 largest U.S. banks by asset size. Also excluded are banks that have an international specialization and those banks that have a credit-card specialization, as screened by the ABA based on the most recent data from the FDIC. Banks with an international specialization are those institutions with assets greater than $10 billion and more than 25% of total assets in foreign offices. Banks with a credit-card specialization are those institutions with credit-card loans plus securitized receivables in excess of 50% of total assets plus securitized receivables. Securities in the Index must have a market capitalization of at least $200 million and a three-month average daily trading volume of at least $500 thousand. The Index is rebalanced quarterly and reconstituted semi-annually. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was July 1, 2009.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                CUMULATIVE
                                                                               TOTAL RETURNS               TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                  Ended       Ended        Ended      (6/29/09)       Ended      (6/29/09)
                                                 6/30/15     6/30/15      6/30/15     to 6/30/15     6/30/15     to 6/30/15

FUND PERFORMANCE
NAV                                               9.13%       12.13%       13.59%        13.72%        89.13%       116.32%
Market Value                                      9.01%       12.19%       13.54%        13.72%        88.65%       116.33%

INDEX PERFORMANCE
NASDAQ OMX(R) ABA Community Bank Index(SM)        9.48%       12.82%       14.34%        14.45%        95.47%       124.87%
S&P Composite 1500 Financials Sector Index        0.23%        9.49%       14.28%        14.79%        94.92%       128.90%
Russell 3000(R) Index                             1.94%        7.29%       17.54%        17.07%       124.30%       157.61%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

-----------------------------------------------------------
                                          % OF TOTAL
INDUSTRY CLASSIFICATION              LONG-TERM INVESTMENTS
-----------------------------------------------------------
Banks                                        87.07%
Thrifts & Mortgage Finance                   12.57
IT Services                                   0.36
                                            -------
    Total                                   100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Signature Bank                                4.15%
Zions Bancorporation                          3.60
East West Bancorp, Inc.                       3.60
TFS Financial Corp.                           2.77
PacWest Bancorp                               2.66
Commerce Bancshares, Inc.                     2.52
Investors Bancorp, Inc.                       2.39
Bank of the Ozarks, Inc.                      2.21
Umpqua Holdings Corp.                         2.21
FirstMerit Corp.                              1.93
                                            -------
    Total                                    28.04%
                                            =======

-------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and American Bankers Association ("ABA") (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA) (CONTINUED)

                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 JUNE 29, 2009 - JUNE 30, 2015

         First Trust NASDAQ(R)    NASDAQ OMX(R)         S&P Composite 1500
          ABA Community Bank      ABA Community         Financials Sector       Russell 3000(R)
              Index Fund          Bank Index(SM)              Index                  Index
06/09          $10,000               $10,000                 $10,000                $10,000
12/09           11,280                11,318                  12,112                 12,224
06/10           11,438                11,505                  11,744                 11,484
12/10           12,721                12,846                  13,722                 14,293
06/11           12,520                12,688                  13,420                 15,201
12/11           11,898                12,095                  11,662                 14,439
06/12           13,081                13,343                  13,227                 15,785
12/12           13,507                13,817                  14,806                 16,809
06/13           16,006                16,427                  17,584                 19,172
12/13           19,302                19,873                  19,879                 22,448
06/14           19,296                19,929                  20,907                 24,006
12/14           19,827                20,537                  22,839                 25,266
06/15           21,637                22,484                  22,892                 25,761


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             151              1             0             0
01/01/11 - 12/31/11             135              2             0             0
01/01/12 - 12/31/12             100             17             1             0
01/01/13 - 12/31/13             139             24             0             0
01/01/14 - 12/31/14             115              9             0             0
01/01/15 - 06/30/15              46              5             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              98              1             0             1
01/01/11 - 12/31/11             111              4             0             0
01/01/12 - 12/31/12             114             18             0             0
01/01/13 - 12/31/13              72             17             0             0
01/01/14 - 12/31/14             116             12             0             0
01/01/15 - 06/30/15              73              0             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the CBOE(R) VIX(R) Tail Hedge Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks and call options included in the Index. The Index is composed of each of the equity securities comprising the S&P 500(R) Index and an out-of-the-money call option position on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index"). The VIX Index is quoted in percentage points, is calculated and disseminated in real-time by The Chicago Board Options Exchange ("CBOE(R)") and is a way of measuring the market's expectation of volatility in the S&P 500(R) over the next 30-day period. The Index, and in turn the Fund, tracks the performance of an S&P 500(R) stock portfolio (with dividends reinvested), and call options on the VIX Index. The amount of the Index allocated to call options on the VIX Index is reevaluated and rebalanced each month, depending on the level of forward expected volatility in the S&P 500(R) Index, as measured by the closest to maturity VIX Index futures. The Index is designed to help address extreme downward movements in the market by hedging its portfolio through purchasing call options on the VIX Index, or "tail hedging." The Index is reconstituted and rebalanced monthly. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was August 30, 2012.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL            CUMULATIVE
                                                                                    TOTAL RETURNS           TOTAL RETURNS
                                            6 Months Ended      1 Year Ended     Inception (8/29/12)     Inception (8/29/12)
                                                6/30/15            6/30/15           to 6/30/15              to 6/30/15

FUND PERFORMANCE
NAV                                            -2.59%               7.53%              10.21%                  31.73%
Market Value                                   -2.64%               7.37%              10.13%                  31.46%

INDEX PERFORMANCE
CBOE(R) VIX(R) Tail Hedge Index                -2.53%               7.90%              10.64%                  33.21%
S&P 500(R) Index                                1.23%               7.42%              16.79%                  55.30%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       19.61%
Financials                                   16.61
Health Care                                  15.44
Consumer Discretionary                       12.79
Industrials                                  10.08
Consumer Staples                              9.39
Energy                                        7.87
Materials                                     3.13
Utilities                                     2.81
Telecommunication Services                    2.27
                                            -------
    Total                                   100.00%
                                            =======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Apple, Inc.                                   3.97%
Microsoft Corp.                               1.96
Exxon Mobil Corp.                             1.91
Johnson & Johnson                             1.48
General Electric Co.                          1.47
Wells Fargo & Co.                             1.45
JPMorgan Chase & Co.                          1.38
Berkshire Hathaway, Inc., Class B             1.36
Procter & Gamble (The) Co.                    1.16
Pfizer, Inc.                                  1.13
                                            -------
    Total                                    17.27%
                                            =======

-------------------
S&P(R) and S&P 500(R) are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"); and CBOE(R), Chicago Board Options Exchange(R), CBOE Volatility Index(R) and VIX(R) are registered trademarks of Chicago Board Options Exchange, Incorporated ("CBOE(R)"); and these trademarks have been licensed for use by the S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH) (CONTINUED)

                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                        AUGUST 29, 2012 - JUNE 30, 2015

         First Trust CBOE(R)
          S&P 500(R) VIX(R)        CBOE(R) VIX(R)          S&P 500(R)
           Tail Hedge Fund        Tail Hdge Index            Index
08/12         $10,000                 $10,000               $10,000
12/12           9,863                   9,880                10,193
06/13          10,686                  10,719                11,602
12/13          11,738                  11,799                13,494
06/14          12,251                  12,345                14,457
12/14          13,525                  13,666                15,342
06/15          13,175                  13,320                15,531

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2012 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
08/30/12 - 12/31/12              57              3             0             0
01/01/13 - 12/31/13             155              5             0             0
01/01/14 - 12/31/14             152              2             0             1
01/01/15 - 06/30/15              42              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
08/30/12 - 12/31/12              21              1             1             0
01/01/13 - 12/31/13              92              0             0             0
01/01/14 - 12/31/14              95              2             0             0
01/01/15 - 06/30/15              82              0             0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2015 (UNAUDITED)

As a shareholder of First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, First Trust NASDAQ(R) ABA Community Bank Index Fund, or First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2015      JUNE 30, 2015       PERIOD (a)          PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)
Actual                                              $1,000.00           $1,023.70               0.60%              $3.01
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82               0.60%              $3.01

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)
Actual                                              $1,000.00           $  975.30               0.60%              $2.94
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82               0.60%              $3.01

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)
Actual                                              $1,000.00           $1,054.30               0.60%              $3.06
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82               0.60%              $3.01

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)
Actual                                              $1,000.00           $1,073.20               0.60%              $3.08
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82               0.60%              $3.01

FIRST TRUST S&P REIT INDEX FUND (FRI)
Actual                                              $1,000.00           $  936.70               0.49%              $2.35
Hypothetical (5% return before expenses)            $1,000.00           $1,022.36               0.49%              $2.46

FIRST TRUST ISE WATER INDEX FUND (FIW)
Actual                                              $1,000.00           $  933.80               0.56%              $2.69
Hypothetical (5% return before expenses)            $1,000.00           $1,022.02               0.56%              $2.81

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)
Actual                                              $1,000.00           $  852.50               0.60%              $2.76
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82               0.60%              $3.01

FIRST TRUST EXCHANGE-TRADED FUND

JUNE 30, 2015 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2015      JUNE 30, 2015       PERIOD (a)          PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
Actual                                              $1,000.00           $1,071.10               0.60%              $3.08
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82               0.60%              $3.01

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)
Actual                                              $1,000.00           $1,091.30               0.60%              $3.11
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82               0.60%              $3.01

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
Actual                                              $1,000.00           $  974.10               0.60%              $2.94
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82               0.60%              $3.01


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1, 2015 through June 30, 2015), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AIR FREIGHT & LOGISTICS -- 2.0%
     103,928  C.H. Robinson Worldwide, Inc.       $    6,484,068
     138,947  Expeditors International of
                 Washington, Inc.                      6,406,151
                                                  --------------
                                                      12,890,219
                                                  --------------
              AIRLINES -- 1.0%
     160,746  American Airlines Group, Inc.            6,419,392
                                                  --------------
              AUTOMOBILES -- 1.1%
      25,736  Tesla Motors, Inc. (a) (b)               6,903,939
                                                  --------------
              BEVERAGES -- 1.0%
      50,393  Monster Beverage Corp. (b)               6,753,670
                                                  --------------
              BIOTECHNOLOGY -- 7.1%
      36,305  Alexion Pharmaceuticals, Inc. (b)        6,562,855
      41,554  Amgen, Inc.                              6,379,370
      16,269  Biogen, Inc. (b)                         6,571,700
      56,996  Celgene Corp. (b)                        6,596,432
      55,708  Gilead Sciences, Inc.                    6,522,293
      12,784  Regeneron Pharmaceuticals, Inc. (b)      6,521,502
      52,613  Vertex Pharmaceuticals, Inc. (b)         6,496,653
                                                  --------------
                                                      45,650,805
                                                  --------------
              CHEMICALS -- 1.0%
      48,124  Sigma-Aldrich Corp.                      6,706,079
                                                  --------------
              COMMERCIAL SERVICES & SUPPLIES
                 -- 1.0%
      48,773  Stericycle, Inc. (b)                     6,531,193
                                                  --------------
              COMMUNICATIONS EQUIPMENT
                 -- 1.9%
     230,444  Cisco Systems, Inc.                      6,327,992
     100,099  QUALCOMM, Inc.                           6,269,201
                                                  --------------
                                                      12,597,193
                                                  --------------
              FOOD & STAPLES RETAILING -- 3.0%
      47,586  Costco Wholesale Corp.                   6,426,965
      75,534  Walgreens Boots Alliance, Inc.           6,378,091
     163,588  Whole Foods Market, Inc.                 6,451,911
                                                  --------------
                                                      19,256,967
                                                  --------------
              FOOD PRODUCTS -- 3.0%
      80,199  Keurig Green Mountain, Inc.              6,145,650
      76,395  Kraft Foods Group, Inc.                  6,504,270
     162,814  Mondelez International, Inc.,
                 Class A                               6,698,168
                                                  --------------
                                                      19,348,088
                                                  --------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 1.0%
      13,512  Intuitive Surgical, Inc. (b)             6,546,564
                                                  --------------
              HEALTH CARE PROVIDERS & SERVICES
                 -- 3.1%
     109,738  Catamaran Corp. (b)                      6,702,797
      74,235  Express Scripts Holding Co. (b)          6,602,461
      46,263  Henry Schein, Inc. (b)                   6,574,898
                                                  --------------
                                                      19,880,156
                                                  --------------
              HEALTH CARE TECHNOLOGY -- 1.0%
      96,628  Cerner Corp. (b)                         6,673,130
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              HOTELS, RESTAURANTS & LEISURE
                 -- 3.0%
      85,981  Marriott International, Inc.,
                 Class A                          $    6,396,126
     123,676  Starbucks Corp.                          6,630,889
      64,807  Wynn Resorts Ltd.                        6,394,507
                                                  --------------
                                                      19,421,522
                                                  --------------
              HOUSEHOLD DURABLES -- 1.0%
     143,470  Garmin Ltd.                              6,302,637
                                                  --------------
              INTERNET & CATALOG RETAIL -- 5.1%
      15,353  Amazon.com, Inc. (b)                     6,664,584
     115,567  Liberty Interactive Corp.,
                 Class A (b)                           3,206,984
      80,960  Liberty Ventures, Series A (b)           3,179,299
      10,170  Netflix, Inc. (b)                        6,681,080
       5,773  Priceline Group (The), Inc. (b)          6,646,859
      74,167  TripAdvisor, Inc. (b)                    6,462,912
                                                  --------------
                                                      32,841,718
                                                  --------------
              INTERNET SOFTWARE & SERVICES
                 -- 6.1%
      91,958  Akamai Technologies, Inc. (b)            6,420,508
      31,768  Baidu, Inc., ADR (b)                     6,324,374
     109,961  eBay, Inc. (b)                           6,624,051
      81,386  Facebook, Inc., Class A (b)              6,980,070
       6,035  Google, Inc., Class A (b)                3,259,141
       6,259  Google, Inc., Class C (c)                3,257,872
     165,336  Yahoo!, Inc. (b)                         6,496,051
                                                  --------------
                                                      39,362,067
                                                  --------------
              IT SERVICES -- 4.0%
      79,473  Automatic Data Processing, Inc.          6,376,119
     106,874  Cognizant Technology Solutions
                 Corp., Class A (b)                    6,528,933
      78,732  Fiserv, Inc. (b)                         6,521,371
     139,130  Paychex, Inc.                            6,522,414
                                                  --------------
                                                      25,948,837
                                                  --------------
              LEISURE PRODUCTS -- 1.0%
     251,760  Mattel, Inc.                             6,467,714
                                                  --------------
              LIFE SCIENCES TOOLS & SERVICES
                 -- 1.0%
      30,777  Illumina, Inc. (b)                       6,720,466
                                                  --------------
              MACHINERY -- 1.0%
     103,761  PACCAR, Inc.                             6,620,989
                                                  --------------
              MEDIA -- 10.1%
      39,481  Charter Communications, Inc.,
                 Class A (a) (b)                       6,761,121
      55,186  Comcast Corp., Class A                   3,318,886
      55,653  Comcast Corp., Special Class A           3,335,841
      72,118  DIRECTV (b)                              6,691,829
      98,964  Discovery Communications, Inc.,
                 Class A (b)                           3,291,543
     105,260  Discovery Communications, Inc.,
                 Class C (b)                           3,271,481
      94,455  DISH Network Corp., Class A (b)          6,395,548
      58,854  Liberty Global PLC, Class A (b)          3,182,236
      63,234  Liberty Global PLC, Series C (b)         3,201,537
      86,954  Liberty Media Corp., Class A (b)         3,133,822


                        See Notes to Financial Statements                Page 27

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              MEDIA (CONTINUED)
      88,033  Liberty Media Corp., Class C (b)    $    3,160,385
   1,737,546  Sirius XM Holdings, Inc. (b)             6,481,047
     100,957  Twenty-First Century Fox, Inc.,
                 Class A                               3,285,645
     101,553  Twenty-First Century Fox, Inc.,
                 Class B                               3,272,038
      98,843  Viacom, Inc., Class B                    6,389,211
                                                  --------------
                                                      65,172,170
                                                  --------------
              MULTILINE RETAIL -- 1.0%
      83,667  Dollar Tree, Inc. (b)                    6,608,856
                                                  --------------
              PHARMACEUTICALS -- 1.0%
      92,302  Mylan N.V. (b)                           6,263,614
                                                  --------------
              PROFESSIONAL SERVICES -- 1.0%
      88,945  Verisk Analytics, Inc. (b)               6,471,638
                                                  --------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 13.7%
     130,509  Altera Corp.                             6,682,061
      99,383  Analog Devices, Inc.                     6,378,898
     339,209  Applied Materials, Inc.                  6,519,597
      46,955  Avago Technologies Ltd.                  6,241,728
     124,572  Broadcom Corp., Class A                  6,414,212
     209,145  Intel Corp.                              6,361,145
     116,063  KLA-Tencor Corp.                         6,523,901
      80,339  Lam Research Corp.                       6,535,578
     144,167  Linear Technology Corp.                  6,376,506
     271,752  Micron Technology, Inc. (b)              5,119,808
     309,054  NVIDIA Corp.                             6,215,076
      64,624  NXP Semiconductors N.V. (b)              6,346,077
     124,874  Texas Instruments, Inc.                  6,432,260
     144,478  Xilinx, Inc.                             6,380,148
                                                  --------------
                                                      88,526,995
                                                  --------------
              SOFTWARE -- 10.1%
     266,784  Activision Blizzard, Inc.                6,458,841
      84,255  Adobe Systems, Inc. (b)                  6,825,498
     125,040  Autodesk, Inc. (b)                       6,261,378
     219,624  CA, Inc.                                 6,432,787
      79,805  Check Point Software Technologies
                 Ltd. (b)                              6,348,488
      95,044  Citrix Systems, Inc. (b)                 6,668,287
     101,457  Electronic Arts, Inc. (b)                6,746,890
      64,083  Intuit, Inc.                             6,457,644
     145,354  Microsoft Corp.                          6,417,379
     278,002  Symantec Corp.                           6,463,546
                                                  --------------
                                                      65,080,738
                                                  --------------
              SPECIALTY RETAIL -- 5.0%
      94,211  Bed Bath & Beyond, Inc. (b)              6,498,675
      29,072  O'Reilly Automotive, Inc. (b)            6,569,691
     132,626  Ross Stores, Inc.                        6,446,950
     406,572  Staples, Inc.                            6,224,617
      71,793  Tractor Supply Co.                       6,457,062
                                                  --------------
                                                      32,196,995
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              TECHNOLOGY HARDWARE, STORAGE &
                 PERIPHERALS -- 4.7%
      52,800  Apple, Inc.                         $    6,622,440
     197,626  NetApp, Inc.                             6,237,077
     104,460  SanDisk Corp.                            6,081,661
     125,177  Seagate Technology PLC                   5,945,907
      73,555  Western Digital Corp.                    5,768,183
                                                  --------------
                                                      30,655,268
                                                  --------------
              TRADING COMPANIES & DISTRIBUTORS
                 -- 1.0%
     155,673  Fastenal Co. (a)                         6,566,287
                                                  --------------
              WIRELESS TELECOMMUNICATION
                 SERVICES -- 3.0%
      56,033  SBA Communications Corp.,
                 Class A (b)                           6,442,114
   1,224,371  VimpelCom Ltd., ADR                      6,085,124
     180,976  Vodafone Group PLC, ADR                  6,596,575
                                                  --------------
                                                      19,123,813
                                                  --------------
              TOTAL COMMON STOCKS -- 100.0%          646,509,719
              (Cost $607,380,773)                 --------------

              MONEY MARKET FUNDS -- 0.9%
   6,138,602  Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.01% (d) (e)                         6,138,602
              (Cost $6,138,602)                   --------------

 PRINCIPAL
   VALUE
------------
              REPURCHASE AGREEMENTS -- 0.7%
$  1,143,727  JPMorgan Chase & Co., 0.07% (d),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $1,143,729. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 1.000% to 1.500%, due
                 02/28/19 to 08/31/19. The value
                 of the collateral including
                 accrued interest is
                 $1,171,042. (e)                       1,143,727
   3,278,493  RBC Capital Markets LLC, 0.06% (d),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $3,278,498. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 0.875% to 1.500%, due
                 11/15/17 to 11/30/19. The value
                 of the collateral including
                 accrued interest is
                 $3,349,039. (e)                       3,278,493
                                                  --------------
              TOTAL REPURCHASE AGREEMENTS
                 -- 0.7%                               4,422,220
              (Cost $4,422,220)                   --------------
              TOTAL INVESTMENTS -- 101.6%            657,070,541
              (Cost $617,941,595) (f)
              NET OTHER ASSETS AND
                 LIABILITIES -- (1.6)%               (10,492,903)
                                                  --------------
              NET ASSETS -- 100.0%                  $646,577,638
                                                  ==============


Page 28                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

JUNE 30, 2015 (UNAUDITED)

(a) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $10,548,970 and the total value of the collateral held by the Fund is $10,560,822.

(b)   Non-income producing security.

(c) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the six months ended June 30, 2015, the Fund received 16 PIK shares of Google, Inc., Class C.

(d)   Interest rate shown reflects yield as of June 30, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $66,843,473 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $27,714,527.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 646,509,719    $        --       $       --
Money Market Funds        6,138,602             --               --
Repurchase
   Agreements                    --      4,422,220               --
                      -----------------------------------------------
Total Investments     $ 652,648,321    $ 4,422,220       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

---------------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)        $   10,548,970
Non-cash Collateral(2)                               (10,548,970)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)        $    4,422,220
Non-cash Collateral(4)                                (4,422,220)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 29

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              COMMUNICATIONS EQUIPMENT -- 5.2%
     320,487  Cisco Systems, Inc.                 $    8,800,573
     139,170  QUALCOMM, Inc.                           8,716,217
                                                  --------------
                                                      17,516,790
                                                  --------------
              HEALTH CARE PROVIDERS & SERVICES
                 -- 2.8%
     152,486  Catamaran Corp. (a)                      9,313,845
                                                  --------------
              HEALTH CARE TECHNOLOGY -- 2.7%
     134,240  Cerner Corp. (a)                         9,270,614
                                                  --------------
              HOUSEHOLD DURABLES -- 2.6%
     199,422  Garmin Ltd.                              8,760,609
                                                  --------------
              INTERNET SOFTWARE & SERVICES
                 -- 13.5%
     127,834  Akamai Technologies, Inc. (a)            8,925,370
      44,118  Baidu, Inc., ADR (a)                     8,783,012
     113,078  Facebook, Inc., Class A (a)              9,698,135
       8,384  Google, Inc., Class A (a)                4,527,695
       8,694  Google, Inc., Class C (b)                4,525,314
     229,856  Yahoo!, Inc. (a)                         9,031,042
                                                  --------------
                                                      45,490,568
                                                  --------------
              IT SERVICES -- 2.7%
     148,502  Cognizant Technology Solutions
                 Corp., Class A (a)                    9,071,987
                                                  --------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 36.5%
     181,345  Altera Corp.                             9,284,864
     138,016  Analog Devices, Inc.                     8,858,557
     471,452  Applied Materials, Inc.                  9,061,308
      65,114  Avago Technologies Ltd.                  8,655,604
     173,096  Broadcom Corp., Class A                  8,912,713
     290,797  Intel Corp.                              8,844,591
     161,353  KLA-Tencor Corp.                         9,069,652
     111,759  Lam Research Corp.                       9,091,595
     200,279  Linear Technology Corp.                  8,858,340
     377,754  Micron Technology, Inc. (a)              7,116,885
     429,432  NVIDIA Corp.                             8,635,878
      89,877  NXP Semiconductors N.V. (a)              8,825,921
     173,612  Texas Instruments, Inc.                  8,942,754
     200,602  Xilinx, Inc.                             8,858,584
                                                  --------------
                                                     123,017,246
                                                  --------------
              SOFTWARE -- 21.4%
     116,990  Adobe Systems, Inc. (a)                  9,477,360
     173,644  Autodesk, Inc. (a)                       8,695,223
     305,221  CA, Inc.                                 8,939,923
     110,939  Check Point Software Technologies
                 Ltd. (a)                              8,825,197
     132,035  Citrix Systems, Inc. (a)                 9,263,576
      89,121  Intuit, Inc.                             8,980,723
     201,971  Microsoft Corp.                          8,917,020
     386,604  Symantec Corp.                           8,988,543
                                                  --------------
                                                      72,087,565
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 12.6%
      73,382  Apple, Inc.                         $    9,203,937
     274,690  NetApp, Inc.                             8,669,216
     145,218  SanDisk Corp.                            8,454,592
     174,001  Seagate Technology PLC                   8,265,048
     102,259  Western Digital Corp.                    8,019,151
                                                  --------------
                                                      42,611,944
                                                  --------------
              TOTAL INVESTMENTS -- 100.0%            337,141,168
              (Cost $296,865,510) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- (0.0)%                  (82,506)
                                                  --------------
              NET ASSETS -- 100.0%                $  337,058,662
                                                  ==============

(a)   Non-income producing security.

(b) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the six months ended June 30, 2015, the Fund received 23 PIK shares of Google, Inc., Class C.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $49,496,315 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,220,657.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 337,141,168     $       --       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


Page 30                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) -- 100.0%
              AIR FREIGHT & LOGISTICS -- 3.2%
      38,224  C.H. Robinson Worldwide, Inc.       $    2,384,796
      51,050  Expeditors International of
                 Washington, Inc.                      2,353,660
                                                  --------------
                                                       4,738,456
                                                  --------------
              AIRLINES -- 1.6%
      59,110  American Airlines Group, Inc.            2,360,558
                                                  --------------
              AUTOMOBILES -- 1.7%
       9,452  Tesla Motors, Inc. (b) (c)               2,535,594
                                                  --------------
              BEVERAGES -- 1.7%
      18,516  Monster Beverage Corp. (c)               2,481,514
                                                  --------------
              BIOTECHNOLOGY -- 11.3%
      13,280  Alexion Pharmaceuticals, Inc. (c)        2,400,626
      15,242  Amgen, Inc.                              2,339,952
       5,970  Biogen, Inc. (c)                         2,411,522
      20,908  Celgene Corp. (c)                        2,419,787
      20,491  Gilead Sciences, Inc.                    2,399,086
       4,704  Regeneron Pharmaceuticals, Inc. (c)      2,399,651
      19,249  Vertex Pharmaceuticals, Inc. (c)         2,376,867
                                                  --------------
                                                      16,747,491
                                                  --------------
              CHEMICALS -- 1.7%
      17,678  Sigma-Aldrich Corp.                      2,463,429
                                                  --------------
              COMMERCIAL SERVICES & SUPPLIES
                 -- 1.6%
      17,912  Stericycle, Inc. (c)                     2,398,596
                                                  --------------
              FOOD & STAPLES RETAILING -- 4.8%
      17,497  Costco Wholesale Corp.                   2,363,145
      27,756  Walgreens Boots Alliance, Inc.           2,343,717
      60,100  Whole Foods Market, Inc.                 2,370,344
                                                  --------------
                                                       7,077,206
                                                  --------------
              FOOD PRODUCTS -- 4.8%
      29,535  Keurig Green Mountain, Inc.              2,263,267
      28,088  Kraft Foods Group, Inc.                  2,391,413
      59,852  Mondelez International, Inc.,
                 Class A                               2,462,311
                                                  --------------
                                                       7,116,991
                                                  --------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 1.6%
       4,973  Intuitive Surgical, Inc. (c)             2,409,419
                                                  --------------
              HEALTH CARE PROVIDERS & SERVICES
                 -- 3.3%
      27,304  Express Scripts Holding Co. (c)          2,428,418
      16,996  Henry Schein, Inc. (c)                   2,415,471
                                                  --------------
                                                       4,843,889
                                                  --------------
              HOTELS, RESTAURANTS & LEISURE
                 -- 4.8%
      31,611  Marriott International, Inc.,
                 Class A                               2,351,542
      45,432  Starbucks Corp.                          2,435,837
      23,797  Wynn Resorts Ltd.                        2,348,050
                                                  --------------
                                                       7,135,429
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              INTERNET & CATALOG RETAIL -- 8.1%
       5,642  Amazon.com, Inc. (c)                $    2,449,136
      42,436  Liberty Interactive Corp.,
                 Class A (c)                           1,177,599
      29,681  Liberty Ventures, Series A (c)           1,165,573
       3,730  Netflix, Inc. (c)                        2,450,386
       2,119  Priceline Group (The), Inc. (c)          2,439,753
      27,189  TripAdvisor, Inc. (c)                    2,369,249
                                                  --------------
                                                      12,051,696
                                                  --------------
              INTERNET SOFTWARE & SERVICES
                 -- 1.6%
      40,378  eBay, Inc. (c)                           2,432,371
                                                  --------------
              IT SERVICES -- 4.8%
      29,208  Automatic Data Processing, Inc.          2,343,358
      28,922  Fiserv, Inc. (c)                         2,395,609
      51,156  Paychex, Inc.                            2,398,193
                                                  --------------
                                                       7,137,160
                                                  --------------
              LEISURE PRODUCTS -- 1.6%
      92,501  Mattel, Inc.                             2,376,351
                                                  --------------
              LIFE SCIENCES TOOLS & SERVICES
                 -- 1.7%
      11,301  Illumina, Inc. (c)                       2,467,686
                                                  --------------
              MACHINERY -- 1.6%
      38,141  PACCAR, Inc.                             2,433,777
                                                  --------------
              MEDIA -- 16.1%
      14,508  Charter Communications, Inc.,
                 Class A (b) (c)                       2,484,495
      20,262  Comcast Corp., Class A                   1,218,557
      20,430  Comcast Corp., Special Class A           1,224,574
      26,505  DIRECTV (c)                              2,459,399
      36,352  Discovery Communications, Inc.,
                 Class A (c)                           1,209,068
      38,680  Discovery Communications, Inc.,
                 Class C (c)                           1,202,175
      34,675  DISH Network Corp., Class A (c)          2,347,844
      21,613  Liberty Global PLC, Class A (c)          1,168,615
      23,226  Liberty Global PLC, Series C (c)         1,175,932
      31,926  Liberty Media Corp., Class A (c)         1,150,613
      32,341  Liberty Media Corp., Class C (c)         1,161,042
     636,872  Sirius XM Holdings, Inc. (c)             2,375,533
      37,186  Twenty-First Century Fox, Inc.,
                 Class A                               1,210,218
      37,401  Twenty-First Century Fox, Inc.,
                 Class B                               1,205,060
      36,385  Viacom, Inc., Class B                    2,351,926
                                                  --------------
                                                      23,945,051
                                                  --------------
              MULTILINE RETAIL -- 1.6%
      30,763  Dollar Tree, Inc. (c)                    2,429,969
                                                  --------------
              PHARMACEUTICALS -- 1.6%
      33,884  Mylan N.V. (c)                           2,299,368
                                                  --------------
              PROFESSIONAL SERVICES -- 1.6%
      32,703  Verisk Analytics, Inc. (c)               2,379,470
                                                  --------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              SOFTWARE -- 3.3%
      98,078  Activision Blizzard, Inc.           $    2,374,468
      37,254  Electronic Arts, Inc. (c)                2,477,391
                                                  --------------
                                                       4,851,859
                                                  --------------
              SPECIALTY RETAIL -- 8.0%
      34,617  Bed Bath & Beyond, Inc. (c)              2,387,881
      10,683  O'Reilly Automotive, Inc. (c)            2,414,144
      48,719  Ross Stores, Inc.                        2,368,231
     149,195  Staples, Inc.                            2,284,175
      26,394  Tractor Supply Co.                       2,373,876
                                                  --------------
                                                      11,828,307
                                                  --------------
              TRADING COMPANIES &
                 DISTRIBUTORS -- 1.6%
      57,212  Fastenal Co. (b)                         2,413,202
                                                  --------------
              WIRELESS TELECOMMUNICATION
                 SERVICES -- 4.7%
      20,597  SBA Communications Corp.,
                 Class A (c)                           2,368,037
     448,942  VimpelCom Ltd., ADR                      2,231,242
      66,488  Vodafone Group PLC, ADR                  2,423,488
                                                  --------------
                                                       7,022,767
                                                  --------------
              TOTAL COMMON STOCKS -- 100.0%          148,377,606
              (Cost $126,072,401)                 --------------

              MONEY MARKET FUNDS -- 2.2%
   3,182,737  Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.01% (d) (e)                         3,182,737
      19,382  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional
                 Class - 0.03% (d)                        19,382
                                                  --------------
              TOTAL MONEY MARKET FUNDS
                 -- 2.2%                               3,202,119
              (Cost $3,202,119)                   --------------


 PRINCIPAL
   VALUE      DESCRIPTION                                  VALUE
----------------------------------------------------------------
              REPURCHASE AGREEMENTS -- 1.5%
$    592,999  JPMorgan Chase & Co., 0.07% (d),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $593,000. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 1.000% to 1.500%, due
                 02/28/19 to 08/31/19. The value
                 of the collateral including
                 accrued interest is
                 $607,161. (e)                    $      592,999
   1,699,830  RBC Capital Markets LLC, 0.06% (d),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $1,699,833. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 0.875% to 1.500%, due
                 11/15/17 to 11/30/19. The value
                 of the collateral including
                 accrued interest is
                 $1,736,407. (e)                       1,699,830
                                                  --------------
              TOTAL REPURCHASE AGREEMENTS
                 -- 1.5%                               2,292,829
                                                  --------------
              (Cost $2,292,829)
              TOTAL INVESTMENTS -- 103.7%            153,872,554
              (Cost $131,567,349) (f)
              NET OTHER ASSETS AND
                 LIABILITIES -- (3.7)%               (5,441,386)
                                                  --------------
              NET ASSETS -- 100.0%                $  148,431,168
                                                  ==============

(a) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,436,829 and the total value of the collateral held by the Fund is $5,475,566.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of June 30, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $25,553,802 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,248,597.

ADR   - American Depositary Receipt


Page 32                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 148,377,606    $        --       $       --
Money Market Funds        3,202,119             --               --
Repurchase
   Agreements                    --      2,292,829               --
                      -----------------------------------------------
Total Investments     $ 151,579,725    $ 2,292,829       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

---------------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)        $    5,436,829
Non-cash Collateral(2)                                (5,436,829)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)        $    2,292,829
Non-cash Collateral(4)                                (2,292,829)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 33

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AEROSPACE & DEFENSE -- 4.3%
      75,677  Hexcel Corp.                        $    3,764,174
                                                  --------------
              AUTOMOBILES -- 9.1%
      29,716  Tesla Motors, Inc. (a) (b)               7,971,614
                                                  --------------
              COMMUNICATIONS EQUIPMENT
                 -- 0.3%
      35,507  EMCORE Corp. (b)                           213,752
                                                  --------------
              ELECTRIC UTILITIES -- 3.9%
     105,592  ITC Holdings Corp.                       3,397,950
                                                  --------------
              ELECTRICAL EQUIPMENT -- 8.3%
     145,746  Ballard Power Systems, Inc. (a) (b)        304,609
     105,786  China Ming Yang Wind Power
                 Group Ltd., ADR (b)                     296,201
      48,546  Enphase Energy, Inc. (a) (b)               369,435
     323,957  FuelCell Energy, Inc. (a) (b)              316,474
     190,682  Plug Power, Inc. (a) (b)                   467,171
      24,679  PowerSecure International, Inc. (b)        364,262
      96,155  SolarCity Corp. (a) (b)                  5,149,100
                                                  --------------
                                                       7,267,252
                                                  --------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS -- 7.7%
     184,836  AVX Corp.                                2,487,893
      42,273  Itron, Inc. (b)                          1,455,882
      32,925  Maxwell Technologies, Inc. (a) (b)         196,562
      50,975  Universal Display Corp. (b)              2,636,937
                                                  --------------
                                                       6,777,274
                                                  --------------
              INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 10.8%
      87,953  Abengoa Yield PLC (a)                    2,754,688
      20,557  NextEra Energy Partners, L.P. (c)          814,468
      76,122  Pattern Energy Group, Inc.               2,160,343
      61,899  TerraForm Power, Inc., Class A           2,350,924
     116,460  Vivint Solar, Inc. (a) (b)               1,417,318
                                                  --------------
                                                       9,497,741
                                                  --------------
              INTERNET SOFTWARE & SERVICES
                 -- 0.7%
      56,084  OPOWER, Inc. (a) (b)                       645,527
                                                  --------------
              OIL, GAS & CONSUMABLE FUELS
                 -- 2.8%
      87,870  Amyris, Inc. (a) (b)                       171,347
      41,722  Green Plains, Inc.                       1,149,441
      27,110  Pacific Ethanol, Inc. (a) (b)              279,775
      48,304  Renewable Energy Group, Inc. (b)           558,394
      88,028  Solazyme, Inc. (a) (b)                     276,408
                                                  --------------
                                                       2,435,365
                                                  --------------
              REAL ESTATE INVESTMENT TRUSTS
                 -- 0.8%
      35,760  Hannon Armstrong Sustainable
                 Infrastructure Capital, Inc.            716,988
                                                  --------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 50.1%
      44,958  Advanced Energy Industries,
                 Inc. (b)                              1,235,895


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
      61,452  Canadian Solar, Inc. (b)            $    1,757,527
     119,963  Cree, Inc. (a) (b)                       3,122,637
     128,008  Fairchild Semiconductor
                 International, Inc. (b)               2,224,779
      74,962  First Solar, Inc. (b)                    3,521,715
      34,796  IXYS Corp.                                 532,379
      47,558  JA Solar Holdings Co., Ltd.,
                 ADR (a) (b)                             406,621
      24,704  JinkoSolar Holding Co., Ltd.,
                 ADR (a) (b)                             729,262
     155,751  Linear Technology Corp.                  6,888,867
     102,400  Microsemi Corp. (b)                      3,578,880
     426,105  ON Semiconductor Corp. (b)               4,981,167
      32,355  Power Integrations, Inc.                 1,461,799
     248,671  SunEdison, Inc. (b)                      7,437,750
     122,617  SunPower Corp. (a) (b)                   3,483,549
      93,777  Trina Solar Ltd., ADR (a) (b)            1,091,564
      44,399  Veeco Instruments, Inc. (b)              1,276,027
     141,377  Yingli Green Energy Holding Co.,
                 Ltd., ADR (a) (b)                       173,894
                                                  --------------
                                                      43,904,312
                                                  --------------
              SOFTWARE -- 1.2%
      33,403  EnerNOC, Inc. (b)                          324,009
      54,643  Silver Spring Networks, Inc. (b)           678,120
                                                  --------------
                                                       1,002,129
                                                  --------------
              TOTAL COMMON STOCKS -- 100.0%           87,594,078
              (Cost $88,697,906)                  --------------

              MONEY MARKET FUNDS -- 10.5%
   9,157,247  Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.01% (d) (e)                         9,157,247
              (Cost $9,157,247)                   --------------

 PRINCIPAL
   VALUE
------------
              REPURCHASE AGREEMENTS -- 7.5%
$  1,706,153  JPMorgan Chase & Co., 0.07% (d),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $1,706,156. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 1.000% to 1.500%, due
                 02/28/19 to 08/31/19. The value
                 of the collateral including
                 accrued interest is
                 $1,746,900. (e)                       1,706,153


Page 34                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE      DESCRIPTION                                  VALUE
----------------------------------------------------------------
              REPURCHASE AGREEMENTS (CONTINUED)
$  4,890,684  RBC Capital Markets LLC,
                 0.06% (d), dated 06/30/15, due
                 07/01/15, with a maturity value
                 of $4,890,693. Collateralized
                 by U.S. Treasury Notes,
                 interest rates of 0.875% to
                 1.500%, due 11/15/17 to
                 11/30/19. The value of the
                 collateral including accrued
                 interest is $4,995,922. (e)      $    4,890,684
                                                  --------------
              TOTAL REPURCHASE AGREEMENTS
                 -- 7.5%                               6,596,837
              (Cost $6,596,837)                   --------------
              TOTAL INVESTMENTS -- 118.0%            103,348,162
              (Cost $104,451,990) (f)
              NET OTHER ASSETS AND
                 LIABILITIES -- (18.0)%              (15,760,413)
                                                  --------------
              NET ASSETS -- 100.0%                $   87,587,749
                                                  ==============


(a) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $15,451,880 and the total value of the collateral held by the Fund is $15,754,084.

(b)   Non-income producing security.

(c)   Master Limited Partnership ("MLP").

(d)   Interest rate shown reflects yield as of June 30, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,866,177 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,970,005.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*         $ 87,594,078    $        --       $       --
Money Market Funds        9,157,247             --               --
Repurchase
   Agreements                    --      6,596,837               --
                       ----------------------------------------------
Total Investments      $ 96,751,325    $ 6,596,837       $       --
                       ==============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

See Notes to Financial Statements                Page 35

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

JUNE 30, 2015 (UNAUDITED)

---------------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)        $   15,451,880
Non-cash Collateral(2)                               (15,451,880)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)        $    6,596,837
Non-cash Collateral(4)                                (6,596,837)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


Page 36                 See Notes to Financial Statements

FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) -- 99.7%
              DIVERSIFIED REITS -- 7.4%
      11,574  American Assets Trust, Inc.         $      453,817
     281,229  American Realty Capital Properties,
                 Inc.                                  2,286,392
       7,774  Armada Hoffler Properties, Inc.             77,662
      73,614  Chambers Street Properties                 585,231
      63,933  Cousins Properties, Inc.                   663,625
     107,207  Duke Realty Corp.                        1,990,834
      34,988  Empire State Realty Trust, Inc.,
                 Class A                                 596,895
      18,247  First Potomac Realty Trust                 187,944
       6,441  Gladstone Commercial Corp.                 106,663
      38,091  Investors Real Estate Trust                271,970
      65,976  Lexington Realty Trust                     559,476
      46,441  Liberty Property Trust                   1,496,329
      85,135  NorthStar Realty Finance Corp.           1,353,646
       4,284  One Liberty Properties, Inc.                91,164
       6,028  PS Business Parks, Inc.                    434,920
      11,814  Select Income REIT                         243,841
     137,158  Spirit Realty Capital, Inc.              1,326,318
      15,765  STORE Capital Corp.                        316,877
      21,172  Washington Real Estate Investment
                 Trust                                   549,413
       7,218  Whitestone REIT                             93,978
      30,149  WP Carey, Inc.                           1,776,982
                                                  --------------
                                                      15,463,977
                                                  --------------
              HEALTH CARE REITS -- 12.9%
       8,729  CareTrust REIT, Inc.                       110,596
     143,444  HCP, Inc.                                5,231,403
     109,066  Health Care REIT, Inc.                   7,158,002
      31,193  Healthcare Realty Trust, Inc.              725,549
      38,890  Healthcare Trust of America, Inc.,
                 Class A                                 931,415
      11,042  LTC Properties, Inc.                       459,347
      64,911  Medical Properties Trust, Inc.             850,983
      10,389  National Health Investors, Inc.            647,235
      20,631  New Senior Investment Group, Inc.          275,836
      49,961  Omega Healthcare Investors, Inc.         1,715,161
      21,847  Physicians Realty Trust                    335,570
      18,404  Sabra Health Care REIT, Inc.               473,719
      73,020  Senior Housing Properties Trust          1,281,501
       4,134  Universal Health Realty Income
                 Trust                                   192,066
     102,806  Ventas, Inc.                             6,383,225
                                                  --------------
                                                      26,771,608
                                                  --------------
              HOTEL & RESORT REITS -- 7.8%
       6,950  Ashford Hospitality Prime, Inc.            104,389
      27,321  Ashford Hospitality Trust, Inc.            231,136
      11,899  Chatham Lodging Trust                      314,966
      18,533  Chesapeake Lodging Trust                   564,886
      62,361  DiamondRock Hospitality Co.                798,844
      39,620  FelCor Lodging Trust, Inc.                 391,445
      15,251  Hersha Hospitality Trust                   391,036
      46,593  Hospitality Properties Trust             1,342,810
     235,412  Host Hotels & Resorts, Inc.              4,668,220
      35,097  LaSalle Hotel Properties                 1,244,540


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              HOTEL & RESORT REITS (CONTINUED)
      22,325  Pebblebrook Hotel Trust             $      957,296
      41,070  RLJ Lodging Trust                        1,223,065
      15,924  Ryman Hospitality Properties, Inc.         845,724
      85,542  Strategic Hotels & Resorts,
                 Inc. (b)                              1,036,769
      26,877  Summit Hotel Properties, Inc.              349,670
      64,839  Sunstone Hotel Investors, Inc.             973,233
      34,696  Xenia Hotels & Resorts, Inc.               754,291
                                                  --------------
                                                      16,192,320
                                                  --------------
              INDUSTRIAL REITS -- 4.4%
      27,412  DCT Industrial Trust, Inc.                 861,833
      10,036  EastGroup Properties, Inc.                 564,324
      34,404  First Industrial Realty Trust, Inc.        644,387
      18,407  Monmouth Real Estate Investment
                 Corp.                                   178,916
     162,823  Prologis, Inc.                           6,040,733
      17,199  Rexford Industrial Realty, Inc.            250,762
      20,244  STAG Industrial, Inc.                      404,880
      13,364  Terreno Realty Corp.                       263,271
                                                  --------------
                                                       9,209,106
                                                  --------------
              OFFICE REITS -- 14.0%
      22,383  Alexandria Real Estate Equities,
                 Inc.                                  1,957,617
      63,237  BioMed Realty Trust, Inc.                1,223,004
      47,664  Boston Properties, Inc.                  5,769,250
      55,885  Brandywine Realty Trust                    742,153
      38,863  Columbia Property Trust, Inc.              954,087
      29,374  Corporate Office Properties Trust          691,464
      42,601  Douglas Emmett, Inc.                     1,147,671
       4,055  Easterly Government Properties,
                 Inc.                                     64,556
      40,308  Equity Commonwealth (b)                  1,034,706
      27,705  Franklin Street Properties Corp.           313,343
      21,863  Government Properties Income
                 Trust                                   405,559
      17,797  Gramercy Property Trust, Inc.              415,916
      29,222  Highwoods Properties, Inc.               1,167,419
      22,556  Hudson Pacific Properties, Inc.            639,914
      27,359  Kilroy Realty Corp.                      1,837,157
      26,031  Mack-Cali Realty Corp.                     479,751
      50,477  New York REIT, Inc.                        502,246
      26,254  Parkway Properties, Inc.                   457,870
      47,950  Piedmont Office Realty Trust, Inc.,
                 Class A                                 843,440
      30,941  SL Green Realty Corp.                    3,400,106
      54,403  Vornado Realty Trust                     5,164,477
                                                  --------------
                                                      29,211,706
                                                  --------------
              RESIDENTIAL REITS -- 17.3%
      34,895  American Campus Communities,
                 Inc.                                  1,315,192
      44,023  American Homes 4 Rent, Class A             706,129
      10,004  American Residential Properties,
                 Inc. (b)                                185,074
      48,557  Apartment Investment &
                 Management Co., Class A               1,793,210
      17,986  Associated Estates Realty Corp.            514,939
      41,072  AvalonBay Communities, Inc.              6,566,181


                        See Notes to Financial Statements                Page 37

FIRST TRUST S&P REIT INDEX FUND (FRI)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              RESIDENTIAL REITS (CONTINUED)
      26,982  Camden Property Trust               $    2,004,223
      20,091  Campus Crest Communities, Inc.             111,304
      15,024  Education Realty Trust, Inc.               471,153
      24,865  Equity LifeStyle Properties, Inc.        1,307,402
     113,092  Equity Residential                       7,935,666
      20,304  Essex Property Trust, Inc.               4,314,600
      17,995  Home Properties, Inc.                    1,314,535
       7,532  Independence Realty Trust, Inc.             56,716
      23,410  Mid-America Apartment
                 Communities, Inc.                     1,704,482
      48,632  Monogram Residential Trust, Inc.           438,661
       6,617  NexPoint Residential Trust, Inc.            88,866
      16,962  Post Properties, Inc.                      922,224
       6,906  Preferred Apartment Communities,
                 Inc., Class A                            68,715
      11,297  Silver Bay Realty Trust Corp.              184,028
      11,860  Starwood Waypoint Residential
                 Trust                                   281,793
      15,665  Sun Communities, Inc.                      968,567
       4,460  Trade Street Residential, Inc.              29,703
      80,468  UDR, Inc.                                2,577,390
       7,295  UMH Properties, Inc.                        71,491
                                                  --------------
                                                      35,932,244
                                                  --------------
              RETAIL REITS -- 24.7%
      21,371  Acadia Realty Trust                        622,110
       5,469  Agree Realty Corp.                         159,531
       1,031  Alexander's, Inc.                          422,710
      52,655  Brixmor Property Group, Inc.             1,217,910
      52,974  CBL & Associates Properties, Inc.          858,179
      22,982  Cedar Realty Trust, Inc.                   147,085
      93,107  DDR Corp.                                1,439,434
      24,939  Equity One, Inc.                           582,076
      19,699  Excel Trust, Inc.                          310,653
      21,339  Federal Realty Investment Trust          2,733,313
     195,498  General Growth Properties, Inc.          5,016,479
       8,099  Getty Realty Corp.                         132,500
      27,461  Inland Real Estate Corp.                   258,683
     128,243  Kimco Realty Corp.                       2,890,597
      25,968  Kite Realty Group Trust                    635,437
      43,763  Macerich (The) Co.                       3,264,720
      41,637  National Retail Properties, Inc.         1,457,711
      21,475  Pennsylvania Real Estate
                 Investment Trust                        458,276
      24,591  Ramco-Gershenson Properties Trust          401,325
      72,250  Realty Income Corp.                      3,207,178
      29,307  Regency Centers Corp.                    1,728,527
      29,195  Retail Opportunity Investments
                 Corp.                                   456,026
      73,694  Retail Properties of America, Inc.,
                 Class A                               1,026,557
      10,781  Rouse Properties, Inc.                     176,269
       3,539  Saul Centers, Inc.                         174,083
      96,712  Simon Property Group, Inc.              16,733,110
      29,777  Tanger Factory Outlet Centers, Inc.        943,931
      19,204  Taubman Centers, Inc.                    1,334,678
      28,682  Urban Edge Properties                      596,299


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              RETAIL REITS (CONTINUED)
       8,702  Urstadt Biddle Properties, Inc.,
                 Class A                          $      162,553
      35,418  Weingarten Realty Investors              1,157,814
      57,539  WP GLIMCHER, Inc.                          778,503
                                                  --------------
                                                      51,484,257
                                                  --------------
              SPECIALIZED REITS -- 11.2%
       8,239  CoreSite Realty Corp.                      374,380
      36,359  Corrections Corp. of America             1,202,756
      51,684  CubeSmart                                1,197,002
      15,069  CyrusOne, Inc.                             443,782
      42,193  Digital Realty Trust, Inc.               2,813,429
      20,530  DuPont Fabros Technology, Inc.             604,609
      17,768  EPR Properties                             973,331
      34,515  Extra Space Storage, Inc.                2,251,069
      28,794  Gaming and Leisure Properties, Inc.      1,055,588
      23,183  GEO Group (The), Inc.                      791,931
      58,224  Iron Mountain, Inc.                      1,804,944
       6,243  National Storage Affiliates Trust           77,413
      45,125  Public Storage                           8,319,696
       9,494  QTS Realty Trust, Inc., Class A            346,056
      11,146  Sovran Self Storage, Inc.                  968,699
                                                  --------------
                                                      23,224,685
                                                  --------------
              TOTAL COMMON STOCKS -- 99.7%           207,489,903
              (Cost $227,934,289)

              MONEY MARKET FUNDS -- 0.1%
     174,494  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional
                 Class - 0.03% (c)                       174,494
              (Cost $174,494)                     --------------
              TOTAL INVESTMENTS -- 99.8%             207,664,397
              (Cost $228,108,783) (d)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.2%                     472,794
                                                  --------------
              NET ASSETS -- 100.0%                  $208,137,191
                                                  ==============

(a) The industry classification is based upon Standard & Poor's Global Industry Classification Standard (GICS) Sub-Industry.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of June 30, 2015.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $801,920 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,246,306.


Page 38                 See Notes to Financial Statements

FIRST TRUST S&P REIT INDEX FUND (FRI)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 207,489,903     $       --       $       --
Money Market Funds          174,494             --               --
                      -----------------------------------------------
Total Investments     $ 207,664,397     $       --       $       --
                      ===============================================

* See Portfolio of Investments for breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                        See Notes to Financial Statements                Page 39

FIRST TRUST ISE WATER INDEX FUND (FIW)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              CHEMICALS -- 5.3%
      52,636  Ashland, Inc.                       $    6,416,328
     180,581  Calgon Carbon Corp.                      3,499,660
                                                  --------------
                                                       9,915,988
                                                  --------------
              COMMERCIAL SERVICES & SUPPLIES
                 -- 2.0%
     147,019  Tetra Tech, Inc.                         3,769,567
                                                  --------------
              CONSTRUCTION & ENGINEERING
                 -- 8.0%
     112,937  AECOM (a)                                3,735,956
     129,805  Aegion Corp. (a)                         2,458,507
     244,653  Layne Christensen Co. (a)                2,189,644
     322,444  Northwest Pipe Co. (a)                   6,568,184
                                                  --------------
                                                      14,952,291
                                                  --------------
              DIVERSIFIED FINANCIAL SERVICES
                 -- 1.2%
     150,033  PICO Holdings, Inc. (a)                  2,208,486
                                                  --------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS -- 5.1%
     116,392  Badger Meter, Inc.                       7,389,728
      65,294  Itron, Inc. (a)                          2,248,725
                                                  --------------
                                                       9,638,453
                                                  --------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 2.0%
      58,703  IDEXX Laboratories, Inc. (a)             3,765,210
                                                  --------------
              INDUSTRIAL CONGLOMERATES -- 6.5%
      78,289  Danaher Corp.                            6,700,756
      32,457  Roper Industries, Inc.                   5,597,534
                                                  --------------
                                                      12,298,290
                                                  --------------
              LIFE SCIENCES TOOLS & SERVICES
                 -- 2.0%
      95,503  Agilent Technologies, Inc.               3,684,506
                                                  --------------
              MACHINERY -- 42.8%
      93,332  Crane Co.                                5,481,388
   1,404,000  Energy Recovery, Inc. (a)                3,846,960
      70,122  Flowserve Corp.                          3,692,624
     228,971  Gorman-Rupp (The) Co.                    6,429,506
      71,564  IDEX Corp.                               5,623,499
      94,063  Lindsay Corp.                            8,269,078
      66,333  Mueller Industries, Inc.                 2,303,082
     399,249  Mueller Water Products, Inc.,
                 Class A                               3,633,166
      53,413  Pall Corp.                               6,647,248
     122,559  Pentair PLC                              8,425,931
     298,302  Rexnord Corp. (a)                        7,132,401
      31,057  Valmont Industries, Inc.                 3,691,746
     143,201  Watts Water Technologies, Inc.,
                 Class A                               7,424,972
     208,256  Xylem, Inc.                              7,720,050
                                                  --------------
                                                      80,321,651
                                                  --------------
              WATER UTILITIES -- 25.1%
     101,734  American States Water Co.                3,803,834
     150,687  American Water Works Co., Inc.           7,327,909


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              WATER UTILITIES (CONTINUED)
     299,594  Aqua America, Inc.                  $    7,337,057
     742,166  Cadiz, Inc. (a)                          6,449,423
     319,332  California Water Service Group           7,296,736
   1,361,302  Cia de Saneamento Basico do
                 Estado de Sao Paulo, ADR              7,051,545
     444,145  Consolidated Water Co., Ltd.             5,596,227
      77,612  SJW Corp.                                2,381,912
                                                  --------------
                                                      47,244,643
                                                  --------------
              TOTAL COMMON STOCKS -- 100.0%          187,799,085
              (Cost $181,689,612)

              MONEY MARKET FUNDS -- 0.0%
      20,933  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional Class -
                 0.03% (b)                                20,933
              (Cost $20,933)                      --------------
              TOTAL INVESTMENTS -- 100.0%            187,820,018
              (Cost $181,710,545) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                      29,464
                                                  --------------
              NET ASSETS -- 100.0%                  $187,849,482
                                                  ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of June 30, 2015.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,757,572 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,648,099.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*         $ 187,799,085    $       --       $       --
Money Market Funds            20,933            --               --
                       ----------------------------------------------
Total Investments      $ 187,820,018    $       --       $       --
                       ==============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


Page 40                 See Notes to Financial Statements

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              OIL, GAS & CONSUMABLE FUELS
                 -- 100.0%
     102,081  Anadarko Petroleum Corp.            $    7,968,443
     234,388  Antero Resources Corp. (a)               8,048,884
     251,032  Cabot Oil & Gas Corp.                    7,917,549
     692,631  Chesapeake Energy Corp. (b)              7,736,688
      71,778  Cimarex Energy Co.                       7,917,831
   2,480,928  Comstock Resources, Inc. (b)             8,261,490
     137,142  Devon Energy Corp.                       8,158,578
     705,887  Encana Corp.                             7,778,875
     885,675  Enerplus Corp.                           7,785,083
     100,617  EQT Corp.                                8,184,187
   5,142,282  EXCO Resources, Inc. (b)                 6,067,893
     190,456  Gulfport Energy Corp. (a)                7,665,854
     822,968  Linn Energy LLC (c)                      7,332,645
   6,379,524  Magnum Hunter Resources
                 Corp. (a) (b)                        11,929,710
     310,570  Matador Resources Co. (a)                7,764,250
     182,977  Noble Energy, Inc.                       7,809,458
     457,399  QEP Resources, Inc.                      8,466,456
     160,576  Range Resources Corp.                    7,929,243
   1,828,612  Rex Energy Corp. (a) (b)                10,221,941
     374,930  Rice Energy, Inc. (a)                    7,809,792
   7,643,937  SandRidge Energy, Inc. (a) (b)           6,703,733
     368,738  Southwestern Energy Co. (a)              8,381,415
     460,131  Statoil ASA, ADR                         8,236,345
     636,037  Stone Energy Corp. (a)                   8,007,706
     697,760  Synergy Resources Corp. (a)              7,975,397
     595,422  Ultra Petroleum Corp. (a) (b)            7,454,683
     573,682  Vanguard Natural Resources
                 LLC (c)                               8,565,072
     656,716  WPX Energy, Inc. (a)                     8,064,472
                                                  --------------
              TOTAL COMMON STOCKS -- 100.0%          226,143,673
              (Cost $349,541,297)                 --------------

              WARRANTS -- 0.0%
              OIL, GAS & CONSUMABLE FUELS
                 -- 0.0%
     468,973  Magnum Hunter Resources Corp.,
                 expiring 05/15/16 @ $0 (a) (b) (d)            0
              (Cost $0)                           --------------

              MONEY MARKET FUNDS -- 11.4%
  25,852,422  Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.01% (e) (f)                        25,852,422
              (Cost $25,852,422)                  --------------

 PRINCIPAL
   VALUE      DESCRIPTION                                  VALUE
----------------------------------------------------------------
              REPURCHASE AGREEMENTS -- 8.2%
$  4,816,751  JPMorgan Chase & Co., 0.07% (e),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $4,816,761. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 1.000% to 1.500%, due
                 02/28/19 to 08/31/19. The value
                 of the collateral including
                 accrued interest is
                 $4,931,787. (f)                  $    4,816,751
  13,807,212  RBC Capital Markets LLC, 0.06% (e),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $13,807,235. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 0.875% to 1.500%, due
                 11/15/17 to 11/30/19. The value
                 of the collateral including
                 accrued interest is
                 $14,104,315. (f)                     13,807,212
                                                  --------------
              TOTAL REPURCHASE AGREEMENTS
                 -- 8.2%                              18,623,963
              (Cost $18,623,963)                  --------------
              TOTAL INVESTMENTS -- 119.6%            270,620,058
              (Cost $394,017,682) (g)
              NET OTHER ASSETS AND
                 LIABILITIES -- (19.6)%             (44,393,427)
                                                  --------------
              NET ASSETS -- 100.0%                $  226,226,631
                                                  ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $42,292,150 and the total value of the collateral held by the Fund is $44,476,385.

(c)   Master Limited Partnership ("MLP").

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $0, or 0.00% of net assets.

(e)   Interest rate shown reflects yield as of June 30, 2015.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,206,829 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $125,604,453.

ADR   - American Depositary Receipt


                        See Notes to Financial Statements                Page 41

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*       $ 226,143,673    $         --       $       --
Money Market Funds      25,852,422              --               --
Repurchase
   Agreements                   --      18,623,963               --
Warrants*                       --              --**             --
                     ------------------------------------------------
Total Investments    $ 251,996,095    $ 18,623,963       $       --
                     ================================================

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

---------------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)        $   42,292,150
Non-cash Collateral(2)                               (42,292,150)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)        $   18,623,963
Non-cash Collateral(4)                               (18,623,963)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


Page 42                 See Notes to Financial Statements

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 99.9%
              AIRLINES -- 0.8%
      43,969  China Southern Airlines Co., Ltd.,
                 ADR                              $    2,565,152
                                                  --------------
              AUTOMOBILES -- 4.1%
     406,710  Tata Motors Ltd., ADR                   14,019,294
                                                  --------------
              BANKS -- 15.3%
     431,318  HDFC Bank Ltd., ADR                     26,107,679
   2,493,275  ICICI Bank Ltd., ADR                    25,979,925
                                                  --------------
                                                      52,087,604
                                                  --------------
              BIOTECHNOLOGY -- 0.7%
      21,987  China Biologic Products, Inc. (a)        2,532,023
                                                  --------------
              CAPITAL MARKETS -- 0.6%
      67,788  Noah Holdings Ltd., ADR (a) (b)          2,049,231
                                                  --------------
              DIVERSIFIED CONSUMER SERVICES
                 -- 1.3%
      94,038  New Oriental Education &
                 Technology Group, Inc., ADR (a)       2,305,812
      62,971  TAL Education Group, ADR (a)             2,222,876
                                                  --------------
                                                       4,528,688
                                                  --------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.3%
      36,929  China Telecom Corp., Ltd.,
                 ADR (b)                               2,179,919
     142,929  China Unicom (Hong Kong) Ltd.,
                 ADR (b)                               2,243,985
                                                  --------------
                                                       4,423,904
                                                  --------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS -- 0.6%
      91,279  Hollysys Automation Technologies
                 Ltd.                                  2,193,434
                                                  --------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 0.7%
      84,617  Mindray Medical International Ltd.,
                 ADR                                   2,411,585
                                                  --------------
              HOTELS, RESTAURANTS & LEISURE
                 -- 1.3%
      79,990  500.com Ltd., Class A, ADR (a) (b)       1,984,552
     121,877  Melco Crown Entertainment Ltd.,
                 ADR (b)                               2,392,445
                                                  --------------
                                                       4,376,997
                                                  --------------
              INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 0.7%
      44,343  Huaneng Power International, Inc.,
                 ADR                                   2,340,424
                                                  --------------
              INSURANCE -- 0.7%
     102,555  China Life Insurance Co., Ltd.,
                 ADR (b)                               2,231,597
                                                  --------------
              INTERNET & CATALOG RETAIL -- 15.5%
      90,205  Ctrip.com International Ltd.,
                 ADR (a)                               6,550,687
     643,849  JD.com, Inc., ADR (a)                   21,955,251
     103,216  Jumei International Holding Ltd.,
                 ADR (a) (b)                           2,357,453


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              INTERNET & CATALOG RETAIL
                 (CONTINUED)
     366,848  MakeMyTrip Ltd. (a)                 $    7,219,569
      49,288  Qunar Cayman Islands Ltd.,
                 ADR (a) (b)                           2,111,991
     550,782  Vipshop Holdings Ltd., ADR (a)          12,254,899
                                                  --------------
                                                      52,449,850
                                                  --------------
              INTERNET SOFTWARE & SERVICES
                 -- 26.4%
     110,538  21Vianet Group, Inc., ADR (a) (b)        2,268,240
      90,171  58.com, Inc., ADR (a)                    5,776,354
     282,055  Alibaba Group Holding Ltd.,
                 ADR (a)                              23,204,665
      49,551  Autohome, Inc., ADR (a)                  2,504,308
     117,698  Baidu, Inc., ADR (a)                    23,431,318
      38,630  Bitauto Holdings Ltd., ADR (a)           1,972,061
     153,343  Momo, Inc., ADR (a) (b)                  2,468,822
      93,074  NetEase, Inc., ADR                      13,483,165
      35,424  Qihoo 360 Technology Co., Ltd.,
                 ADR (a) (b)                           2,397,851
      39,508  SINA Corp. (a)                           2,116,246
      33,826  Sohu.com, Inc. (a)                       1,998,778
     241,181  SouFun Holdings Ltd., ADR (b)            2,028,332
     118,219  Weibo Corp., ADR (a) (b)                 2,026,274
      80,880  Youku Tudou, Inc., ADR (a) (b)           1,983,986
      29,751  YY, Inc., ADR (a)                        2,068,290
                                                  --------------
                                                      89,728,690
                                                  --------------
              IT SERVICES -- 13.7%
   1,575,374  Infosys Ltd., ADR                       24,969,678
   1,194,383  Wipro Ltd., ADR (b)                     14,296,765
     265,446  WNS Holdings Ltd., ADR (a)               7,100,680
                                                  --------------
                                                      46,367,123
                                                  --------------
              LIFE SCIENCES TOOLS & SERVICES
                 -- 0.7%
      54,542  WuXi PharmaTech Cayman, Inc.,
                 ADR (a)                               2,304,945
                                                  --------------
              METALS & MINING -- 2.5%
     171,042  Aluminum Corp. of China Ltd.,
                 ADR (a) (b)                           2,129,473
     598,728  Vedanta Ltd., ADR                        6,466,262
                                                  --------------
                                                       8,595,735
                                                  --------------
              OIL, GAS & CONSUMABLE FUELS
                 -- 3.4%
      28,833  China Petroleum & Chemical
                 Corp., ADR                            2,471,277
      15,861  CNOOC Ltd., ADR                          2,250,993
      60,682  PetroChina Co., Ltd., ADR (b)            6,724,172
                                                  --------------
                                                      11,446,442
                                                  --------------
              PHARMACEUTICALS -- 4.4%
     267,890  Dr. Reddy's Laboratories Ltd., ADR      14,819,675
                                                  --------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 0.6%
     185,453  Trina Solar Ltd., ADR (a) (b)            2,158,673
                                                  --------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              SOFTWARE -- 0.6%
      70,375  Cheetah Mobile, Inc., ADR (a) (b)   $    2,020,466
                                                  --------------
              WIRELESS TELECOMMUNICATION
                 SERVICES -- 4.0%
     212,358  China Mobile Ltd., ADR                  13,610,024
                                                  --------------
              TOTAL COMMON STOCKS -- 99.9%           339,261,556
                                                  --------------
              (Cost $327,079,440)

              MONEY MARKET FUNDS -- 5.3%
  17,915,663  Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.01% (c) (d)                        17,915,663
              (Cost $17,915,663)                  --------------

 PRINCIPAL
   VALUE
------------
              REPURCHASE AGREEMENTS -- 3.8%
$  3,337,996  JPMorgan Chase & Co., 0.07% (c),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $3,338,003. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 1.000% to 1.500%, due
                 02/28/19 to 08/31/19. The value
                 of the collateral including
                 accrued interest is
                 $3,417,716. (d)                       3,337,996
   9,568,362  RBC Capital Markets LLC, 0.06% (c),
                 dated 06/30/15, due 07/01/15,
                 with a maturity value of
                 $9,568,378. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 0.875% to 1.500%, due
                 11/15/17 to 11/30/19. The value
                 of the collateral including
                 accrued interest is
                 $9,774,254. (d)                       9,568,362
                                                  --------------
              TOTAL REPURCHASE AGREEMENTS
                 -- 3.8%                              12,906,358
                                                  --------------
              (Cost $12,906,358)
              TOTAL INVESTMENTS -- 109.0%            370,083,577
              (Cost $357,901,461) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (9.0)%              (30,523,240)
                                                  --------------
              NET ASSETS -- 100.0%                $  339,560,337
                                                  ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $30,698,322 and the total value of the collateral held by the Fund is $30,822,021.

(c)   Interest rate shown reflects yield as of June 30, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,260,989 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,078,873.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 339,261,556   $         --       $       --
Money Market Funds       17,915,663             --               --
Repurchase
   Agreements                    --     12,906,358               --
                      -----------------------------------------------
Total Investments     $ 357,177,219   $ 12,906,358       $       --
                      ===============================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:
---------------------------------------------------
Cayman Islands                       45.0%
India                                37.3
United States                        10.4
China                                 6.1
Hong Kong                             5.3
Mauritius                             2.1
Jersey                                2.1
British Virgin Islands                0.7
Net Other Assets and Liabilities     (9.0)
                                   -------
                                    100.0%
                                   =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 44                 See Notes to Financial Statements

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

JUNE 30, 2015 (UNAUDITED)

---------------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)        $   30,698,322
Non-cash Collateral(2)                               (30,698,322)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
----------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)        $   12,906,358
Non-cash Collateral(4)                               (12,906,358)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 45

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 100.0%
              BANKS -- 87.0%
      10,282  1st Source Corp.                    $      350,822
      13,874  Ameris Bancorp                             350,873
       5,447  Arrow Financial Corp.                      147,232
       6,695  BancFirst Corp.                            438,188
      16,255  Bancorp (The), Inc. (a)                    150,846
      37,404  Bank of the Ozarks, Inc.                 1,711,233
       9,042  Banner Corp.                               433,383
      34,290  BBCN Bancorp, Inc.                         507,149
      12,271  Blue Hills Bancorp, Inc. (a)               171,794
      14,044  BNC Bancorp                                271,471
      35,799  Boston Private Financial Holdings,
                 Inc.                                    480,065
       5,047  Bridge Bancorp, Inc.                       134,704
       7,673  Bryn Mawr Bank Corp.                       231,418
      12,965  Capital Bank Financial Corp.,
                 Class A (a)                             376,893
      13,863  Cardinal Financial Corp.                   302,075
      31,238  Cascade Bancorp (a)                        161,813
      34,446  Cathay General Bancorp                   1,117,773
      19,588  CenterState Banks, Inc.                    264,634
      14,532  Chemical Financial Corp.                   480,428
       6,558  City Holding Co.                           322,982
      17,671  CoBiz Financial, Inc.                      230,960
      24,869  Columbia Banking System, Inc.              809,237
      41,619  Commerce Bancshares, Inc.                1,946,521
       7,537  Community Trust Bancorp, Inc.              262,815
      12,887  ConnectOne Bancorp, Inc.                   277,457
      45,802  CVB Financial Corp.                        806,573
      14,380  Eagle Bancorp, Inc. (a)                    632,145
      62,006  East West Bancorp, Inc.                  2,779,109
       8,593  Enterprise Financial Services Corp.        195,663
       9,229  Fidelity Southern Corp.                    160,954
       6,108  Financial Institutions, Inc.               151,723
      37,457  First Busey Corp.                          246,092
       4,744  First Citizens BancShares, Inc.,
                 Class A                               1,247,862
       8,173  First Community Bancshares, Inc.           148,912
      26,590  First Financial Bancorp                    477,025
      27,649  First Financial Bankshares, Inc.           957,761
       5,583  First Financial Corp.                      199,648
       9,309  First Interstate BancSystem, Inc.,
                 Class A                                 258,232
      16,287  First Merchants Corp.                      402,289
      33,608  First Midwest Bancorp, Inc.                637,544
       8,041  First NBC Bank Holding Co. (a)             289,476
      71,463  FirstMerit Corp.                         1,488,574
      12,677  Flushing Financial Corp.                   266,344
      76,163  Fulton Financial Corp.                     994,689
       5,713  German American Bancorp, Inc.              168,248
      32,558  Glacier Bancorp, Inc.                      957,856
       5,945  Great Southern Bancorp, Inc.               250,522
      11,283  Green Bancorp, Inc. (a)                    173,307
       9,370  Guaranty Bancorp                           154,699
      33,576  Hancock Holding Co.                      1,071,410
      13,766  Hanmi Financial Corp.                      341,947
       8,879  Heartland Financial USA, Inc.              330,476


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              BANKS (CONTINUED)
      13,036  Heritage Financial Corp.            $      232,953
      29,130  Home BancShares, Inc.                    1,064,993
       8,723  HomeTrust Bancshares, Inc. (a)             146,197
      16,458  IBERIABANK Corp.                         1,122,929
      11,271  Independent Bank Corp./MA                  528,497
       9,902  Independent Bank Corp./MI                  134,271
       7,379  Independent Bank Group, Inc.               316,559
      28,630  International Bancshares Corp.             769,288
     150,332  Investors Bancorp, Inc.                  1,849,084
      16,337  Lakeland Bancorp, Inc.                     194,247
       7,161  Lakeland Financial Corp.                   310,573
      20,520  LegacyTexas Financial Group, Inc.          619,704
       9,340  MainSource Financial Group, Inc.           205,013
      32,382  MB Financial, Inc.                       1,115,236
       7,282  Mercantile Bank Corp.                      155,908
       6,110  Metro Bancorp, Inc.                        159,715
      60,390  National Penn Bancshares, Inc.             681,199
      18,988  NBT Bancorp, Inc.                          496,916
      50,426  Old National Bancorp                       729,160
      12,374  Opus Bank                                  447,691
       8,411  Pacific Continental Corp.                  113,801
       9,273  Pacific Premier Bancorp, Inc. (a)          157,270
      43,905  PacWest Bancorp                          2,052,998
       6,676  Peapack-Gladstone Financial Corp.          148,341
       7,921  Peoples Bancorp, Inc.                      184,876
      15,465  Pinnacle Financial Partners, Inc.          840,832
      44,614  Popular, Inc. (a)                        1,287,560
       5,930  Preferred Bank                             178,197
      33,886  PrivateBancorp, Inc.                     1,349,341
       5,033  QCR Holdings, Inc.                         109,518
      13,633  Renasant Corp.                             444,436
      15,000  S&T Bancorp, Inc.                          443,850
      10,635  Sandy Spring Bancorp, Inc.                 297,567
      14,283  Seacoast Banking Corp. of
                 Florida (a)                             225,671
      11,066  ServisFirst Bancshares, Inc.               415,750
      21,912  Signature Bank (a)                       3,207,698
      12,868  Simmons First National Corp.,
                 Class A                                 600,678
      10,425  South State Corp.                          792,196
      10,919  Southside Bancshares, Inc.                 319,162
       8,204  Southwest Bancorp, Inc.                    152,676
      15,405  State Bank Financial Corp.                 334,289
       6,383  Stock Yards Bancorp, Inc.                  241,214
       5,447  Stonegate Bank                             161,612
      30,580  Talmer Bancorp, Inc., Class A              512,215
      19,731  Texas Capital Bancshares, Inc. (a)       1,228,057
      22,181  TowneBank                                  361,328
       9,802  TriCo Bancshares                           235,738
      12,074  TriState Capital Holdings, Inc. (a)        156,117
       7,776  Triumph Bancorp, Inc. (a)                  102,254
      29,121  Trustmark Corp.                            727,443
      19,730  UMB Financial Corp.                      1,125,005
      95,072  Umpqua Holdings Corp.                    1,710,345
      19,447  Union Bankshares Corp.                     451,948
      29,936  United Bankshares, Inc.                  1,204,325
      26,004  United Community Banks, Inc.               542,703
       8,479  Univest Corp. of Pennsylvania              172,632


Page 46                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
       7,247  Washington Trust Bancorp, Inc.      $      286,112
      16,574  WesBanco, Inc.                             563,847
      11,013  Westamerica Bancorporation                 557,808
      33,816  Wilshire Bancorp, Inc.                     427,096
      20,441  Wintrust Financial Corp.                 1,091,141
      87,594  Zions Bancorporation                     2,779,796
                                                  --------------
                                                      67,297,422
                                                  --------------
              IT SERVICES -- 0.4%
       4,947  Cass Information Systems, Inc.             278,120
                                                  --------------
              THRIFTS & MORTGAGE FINANCE
                 -- 12.6%
      20,100  Bank Mutual Corp.                          154,167
       9,096  BankFinancial Corp.                        107,151
      35,652  Beneficial Bancorp, Inc. (a)               445,294
       6,618  BofI Holding, Inc. (a)                     699,589
      30,195  Brookline Bancorp, Inc.                    340,902
      60,634  Capitol Federal Financial, Inc.            730,033
      11,779  Clifton Bancorp, Inc.                      164,788
      15,933  Dime Community Bancshares, Inc.            269,905
       3,992  First Defiance Financial Corp.             149,820
         918  Hingham Institution for Savings            105,671
       9,508  HomeStreet, Inc. (a)                       216,973
      40,090  Kearny Financial Corp. (a)                 447,404
      23,684  Meridian Bancorp, Inc. (a)                 317,602
       2,993  Meta Financial Group, Inc.                 128,460
      20,217  Northfield Bancorp, Inc.                   304,266
      40,718  Northwest Bancshares, Inc.                 522,005
      18,967  Oritani Financial Corp.                    304,420
     127,264  TFS Financial Corp.                      2,140,581
      40,975  TrustCo Bank Corp. NY                      288,054
      21,182  United Community Financial Corp.           113,324
      21,320  United Financial Bancorp, Inc.             286,754
      40,878  Washington Federal, Inc.                   954,501
      14,472  Waterstone Financial, Inc.                 191,030
      12,184  WSFS Financial Corp.                       333,232
                                                  --------------
                                                       9,715,926
                                                  --------------
              TOTAL INVESTMENTS -- 100.0%             77,291,468
              (Cost $70,648,058) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                      34,838
                                                  --------------
              NET ASSETS -- 100.0%                $   77,326,306
                                                  ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,573,252 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $929,842.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 77,291,468      $       --       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

See Notes to Financial Statements                Page 47

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 98.2%
              AEROSPACE & DEFENSE -- 2.6%
         131  Boeing (The) Co.                    $       18,172
          63  General Dynamics Corp.                       8,927
         159  Honeywell International, Inc.               16,213
          17  L-3 Communications Holdings, Inc.            1,928
          54  Lockheed Martin Corp.                       10,039
          39  Northrop Grumman Corp.                       6,187
          28  Precision Castparts Corp.                    5,596
          62  Raytheon Co.                                 5,932
          27  Rockwell Collins, Inc.                       2,493
          56  Textron, Inc.                                2,499
         168  United Technologies Corp.                   18,636
                                                  --------------
                                                          96,622
                                                  --------------
              AIR FREIGHT & LOGISTICS -- 0.7%
          30  C.H. Robinson Worldwide, Inc.                1,872
          39  Expeditors International of
                 Washington, Inc.                          1,798
          54  FedEx Corp.                                  9,202
         141  United Parcel Service, Inc.,
                 Class B                                  13,664
                                                  --------------
                                                          26,536
                                                  --------------
              AIRLINES -- 0.5%
         141  American Airlines Group, Inc.                5,631
         167  Delta Air Lines, Inc.                        6,860
         136  Southwest Airlines Co.                       4,500
                                                  --------------
                                                          16,991
                                                  --------------
              AUTO COMPONENTS -- 0.4%
          46  BorgWarner, Inc.                             2,615
          59  Delphi Automotive PLC                        5,020
          55  Goodyear Tire & Rubber (The) Co.             1,658
         133  Johnson Controls, Inc.                       6,588
                                                  --------------
                                                          15,881
                                                  --------------
              AUTOMOBILES -- 0.6%
         808  Ford Motor Co.                              12,128
         274  General Motors Co.                           9,132
          42  Harley-Davidson, Inc.                        2,367
                                                  --------------
                                                          23,627
                                                  --------------
              BANKS -- 6.1%
       2,134  Bank of America Corp.                       36,321
         149  BB&T Corp.                                   6,006
         617  Citigroup, Inc.                             34,083
          36  Comerica, Inc.                               1,848
         165  Fifth Third Bancorp                          3,435
         164  Huntington Bancshares, Inc.                  1,855
         754  JPMorgan Chase & Co.                        51,091
         172  KeyCorp                                      2,583
          27  M&T Bank Corp.                               3,373
          63  People's United Financial, Inc.              1,021
         105  PNC Financial Services Group
                 (The), Inc.                              10,043
         272  Regions Financial Corp.                      2,818
         105  SunTrust Banks, Inc.                         4,517
         360  U.S. Bancorp                                15,624
         952  Wells Fargo & Co.                           53,541
          41  Zions Bancorporation                         1,301
                                                  --------------
                                                         229,460
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              BEVERAGES -- 2.1%
          32  Brown-Forman Corp., Class B         $        3,206
         797  Coca-Cola (The) Co.                         31,266
          44  Coca-Cola Enterprises, Inc.                  1,911
          34  Constellation Brands, Inc., Class A          3,945
          39  Dr Pepper Snapple Group, Inc.                2,843
          32  Molson Coors Brewing Co.,
                 Class B                                   2,234
          30  Monster Beverage Corp. (a)                   4,021
         300  PepsiCo, Inc.                               28,002
                                                  --------------
                                                          77,428
                                                  --------------
              BIOTECHNOLOGY -- 3.1%
          45  Alexion Pharmaceuticals, Inc. (a)            8,135
         154  Amgen, Inc.                                 23,642
          48  Biogen, Inc. (a)                            19,389
         161  Celgene Corp. (a)                           18,633
         299  Gilead Sciences, Inc.                       35,007
          15  Regeneron Pharmaceuticals, Inc. (a)          7,652
          50  Vertex Pharmaceuticals, Inc. (a)             6,174
                                                  --------------
                                                         118,632
                                                  --------------
              BUILDING PRODUCTS -- 0.1%
          19  Allegion PLC                                 1,143
          71  Masco Corp.                                  1,893
                                                  --------------
                                                           3,036
                                                  --------------
              CAPITAL MARKETS -- 2.3%
          11  Affiliated Managers Group, Inc. (a)          2,405
          37  Ameriprise Financial, Inc.                   4,622
         228  Bank of New York Mellon (The)
                 Corp.                                     9,569
          26  BlackRock, Inc.                              8,995
         235  Charles Schwab (The) Corp.                   7,673
          59  E*TRADE Financial Corp. (a)                  1,767
          79  Franklin Resources, Inc.                     3,873
          82  Goldman Sachs Group (The), Inc.             17,121
          88  Invesco Ltd.                                 3,299
          20  Legg Mason, Inc.                             1,031
         312  Morgan Stanley                              12,102
          45  Northern Trust Corp.                         3,441
          84  State Street Corp.                           6,468
          53  T. Rowe Price Group, Inc.                    4,120
                                                  --------------
                                                          86,486
                                                  --------------
              CHEMICALS -- 2.3%
          39  Air Products and Chemicals, Inc.             5,336
          14  Airgas, Inc.                                 1,481
          48  CF Industries Holdings, Inc.                 3,085
         220  Dow Chemical (The) Co.                      11,257
         184  E.I. du Pont de Nemours and Co.             11,767
          30  Eastman Chemical Co.                         2,455
          54  Ecolab, Inc.                                 6,106
          27  FMC Corp.                                    1,419
          16  International Flavors & Fragrances,
                 Inc.                                      1,749
          80  LyondellBasell Industries N.V.,
                 Class A                                   8,282
          97  Monsanto Co.                                10,339
          63  Mosaic (The) Co.                             2,952
          55  PPG Industries, Inc.                         6,310


Page 48                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              CHEMICALS (CONTINUED)
          59  Praxair, Inc.                       $        7,053
          16  Sherwin-Williams (The) Co.                   4,400
          24  Sigma-Aldrich Corp.                          3,344
                                                  --------------
                                                          87,335
                                                  --------------
              COMMERCIAL SERVICES & SUPPLIES
                 -- 0.4%
          35  ADT (The) Corp.                              1,175
          19  Cintas Corp.                                 1,607
          41  Pitney Bowes, Inc.                             853
          51  Republic Services, Inc.                      1,998
          17  Stericycle, Inc. (a)                         2,277
          86  Tyco International PLC                       3,309
          87  Waste Management, Inc.                       4,032
                                                  --------------
                                                          15,251
                                                  --------------
              COMMUNICATIONS EQUIPMENT
                 -- 1.5%
       1,033  Cisco Systems, Inc.                         28,366
          15  F5 Networks, Inc. (a)                        1,805
          25  Harris Corp.                                 1,923
          71  Juniper Networks, Inc.                       1,844
          38  Motorola Solutions, Inc.                     2,179
         331  QUALCOMM, Inc.                              20,731
                                                  --------------
                                                          56,848
                                                  --------------
              CONSTRUCTION & ENGINEERING
                 -- 0.1%
          30  Fluor Corp.                                  1,591
          26  Jacobs Engineering Group, Inc. (a)           1,056
          43  Quanta Services, Inc. (a)                    1,239
                                                  --------------
                                                           3,886
                                                  --------------
              CONSTRUCTION MATERIALS -- 0.1%
          13  Martin Marietta Materials, Inc.              1,840
          27  Vulcan Materials Co.                         2,266
                                                  --------------
                                                           4,106
                                                  --------------
              CONSUMER FINANCE -- 0.8%
         178  American Express Co.                        13,834
         111  Capital One Financial Corp.                  9,765
          90  Discover Financial Services                  5,186
          79  Navient Corp.                                1,438
                                                  --------------
                                                          30,223
                                                  --------------
              CONTAINERS & PACKAGING -- 0.2%
          18  Avery Dennison Corp.                         1,097
          28  Ball Corp.                                   1,964
          34  MeadWestvaco Corp.                           1,605
          33  Owens-Illinois, Inc. (a)                       757
          43  Sealed Air Corp.                             2,209
                                                  --------------
                                                           7,632
                                                  --------------
              DISTRIBUTORS -- 0.1%
          31  Genuine Parts Co.                            2,775
                                                  --------------
              DIVERSIFIED CONSUMER SERVICES
                 -- 0.0%
          56  H&R Block, Inc.                              1,660
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              DIVERSIFIED FINANCIAL SERVICES
                 -- 2.0%
         371  Berkshire Hathaway, Inc.,
                 Class B (a)                      $       50,497
          64  CME Group, Inc.                              5,956
          23  Intercontinental Exchange, Inc.              5,143
          64  Leucadia National Corp.                      1,554
          56  McGraw Hill Financial, Inc.                  5,625
          36  Moody's Corp.                                3,887
          24  NASDAQ OMX Group (The), Inc.                 1,171
                                                  --------------
                                                          73,833
                                                  --------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 2.2%
       1,055  AT&T, Inc.                                  37,474
         115  CenturyLink, Inc.                            3,379
         234  Frontier Communications Corp.                1,158
          60  Level 3 Communications, Inc. (a)             3,160
         829  Verizon Communications, Inc.                38,640
                                                  --------------
                                                          83,811
                                                  --------------
              ELECTRIC UTILITIES -- 1.6%
         100  American Electric Power Co., Inc.            5,297
         141  Duke Energy Corp.                            9,957
          66  Edison International                         3,668
          36  Entergy Corp.                                2,538
          65  Eversource Energy                            2,952
         175  Exelon Corp.                                 5,498
          86  FirstEnergy Corp.                            2,799
          90  NextEra Energy, Inc.                         8,823
          51  Pepco Holdings, Inc.                         1,374
          23  Pinnacle West Capital Corp.                  1,308
         136  PPL Corp.                                    4,008
         185  Southern (The) Co.                           7,752
         103  Xcel Energy, Inc.                            3,315
                                                  --------------
                                                          59,289
                                                  --------------
              ELECTRICAL EQUIPMENT -- 0.5%
          49  AMETEK, Inc.                                 2,684
          95  Eaton Corp. PLC                              6,412
         136  Emerson Electric Co.                         7,539
          27  Rockwell Automation, Inc.                    3,365
                                                  --------------
                                                          20,000
                                                  --------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS -- 0.4%
          63  Amphenol Corp., Class A                      3,652
         256  Corning, Inc.                                5,051
          28  FLIR Systems, Inc.                             863
          83  TE Connectivity Ltd.                         5,337
                                                  --------------
                                                          14,903
                                                  --------------
              ENERGY EQUIPMENT & SERVICES
                 -- 1.3%
          88  Baker Hughes, Inc.                           5,430
          39  Cameron International Corp. (a)              2,043
          14  Diamond Offshore Drilling, Inc.                361
          48  Ensco PLC, Class A                           1,069
          47  FMC Technologies, Inc. (a)                   1,950
         173  Halliburton Co.                              7,451
          22  Helmerich & Payne, Inc.                      1,549

See Notes to Financial Statements                Page 49

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              ENERGY EQUIPMENT & SERVICES
                 (CONTINUED)
          79  National Oilwell Varco, Inc.        $        3,814
          49  Noble Corp. PLC                                754
         258  Schlumberger Ltd.                           22,237
          69  Transocean Ltd.                              1,112
                                                  --------------
                                                          47,770
                                                  --------------
              FOOD & STAPLES RETAILING -- 2.3%
          89  Costco Wholesale Corp.                      12,020
         229  CVS Health Corp.                            24,018
         100  Kroger (The) Co.                             7,251
         121  Sysco Corp.                                  4,368
         177  Walgreens Boots Alliance, Inc.              14,946
         321  Wal-Mart Stores, Inc.                       22,769
          73  Whole Foods Market, Inc.                     2,879
                                                  --------------
                                                          88,251
                                                  --------------
              FOOD PRODUCTS -- 1.6%
         126  Archer-Daniels-Midland Co.                   6,076
          36  Campbell Soup Co.                            1,715
          87  ConAgra Foods, Inc.                          3,804
         121  General Mills, Inc.                          6,742
          30  Hershey (The) Co.                            2,665
          27  Hormel Foods Corp.                           1,522
          20  J.M. Smucker (The) Co.                       2,168
          51  Kellogg Co.                                  3,198
          23  Keurig Green Mountain, Inc.                  1,762
         120  Kraft Foods Group, Inc.                     10,217
          26  McCormick & Co., Inc.                        2,105
          41  Mead Johnson Nutrition Co.                   3,699
         331  Mondelez International, Inc.,
                 Class A                                  13,617
          59  Tyson Foods, Inc., Class A                   2,515
                                                  --------------
                                                          61,805
                                                  --------------
              GAS UTILITIES -- 0.0%
          24  AGL Resources, Inc.                          1,117
                                                  --------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 2.2%
         303  Abbott Laboratories                         14,871
         111  Baxter International, Inc.                   7,762
          43  Becton, Dickinson and Co.                    6,091
         272  Boston Scientific Corp. (a)                  4,814
          15  C. R. Bard, Inc.                             2,561
          28  DENTSPLY International, Inc.                 1,443
          22  Edwards Lifesciences Corp. (a)               3,133
           7  Intuitive Surgical, Inc. (a)                 3,392
         290  Medtronic PLC                               21,489
          57  St. Jude Medical, Inc.                       4,165
          61  Stryker Corp.                                5,830
          20  Varian Medical Systems, Inc. (a)             1,687
          35  Zimmer Biomet Holdings, Inc.                 3,823
                                                  --------------
                                                          81,061
                                                  --------------
              HEALTH CARE PROVIDERS & SERVICES
                 -- 2.9%
          71  Aetna, Inc.                                  9,050
          42  AmerisourceBergen Corp.                      4,466


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              HEALTH CARE PROVIDERS & SERVICES
                 (CONTINUED)
          54  Anthem, Inc.                        $        8,864
          67  Cardinal Health, Inc.                        5,605
          52  Cigna Corp.                                  8,424
          35  DaVita HealthCare Partners,
                 Inc. (a)                                  2,781
         148  Express Scripts Holding Co. (a)             13,163
          59  HCA Holdings, Inc. (a)                       5,353
          17  Henry Schein, Inc. (a)                       2,416
          30  Humana, Inc.                                 5,738
          20  Laboratory Corp. of America
                 Holdings (a)                              2,424
          47  McKesson Corp.                              10,566
          17  Patterson Cos., Inc.                           827
          29  Quest Diagnostics, Inc.                      2,103
          20  Tenet Healthcare Corp. (a)                   1,158
         193  UnitedHealth Group, Inc.                    23,546
          19  Universal Health Services, Inc.,
                 Class B                                   2,700
                                                  --------------
                                                         109,184
                                                  --------------
              HEALTH CARE TECHNOLOGY -- 0.1%
          62  Cerner Corp. (a)                             4,282
                                                  --------------
              HOTELS, RESTAURANTS & LEISURE
                 -- 1.7%
          92  Carnival Corp.                               4,544
           6  Chipotle Mexican Grill, Inc. (a)             3,630
          26  Darden Restaurants, Inc.                     1,848
          42  Marriott International, Inc.,
                 Class A                                   3,124
         195  McDonald's Corp.                            18,539
          34  Royal Caribbean Cruises Ltd.                 2,675
         305  Starbucks Corp.                             16,353
          35  Starwood Hotels & Resorts
                 Worldwide, Inc.                           2,838
          24  Wyndham Worldwide Corp.                      1,966
          17  Wynn Resorts Ltd.                            1,677
          88  Yum! Brands, Inc.                            7,927
                                                  --------------
                                                          65,121
                                                  --------------
              HOUSEHOLD DURABLES -- 0.4%
          68  D.R. Horton, Inc.                            1,861
          25  Garmin Ltd.                                  1,098
          14  Harman International Industries,
                 Inc.                                      1,665
          28  Leggett & Platt, Inc.                        1,363
          36  Lennar Corp., Class A                        1,837
          13  Mohawk Industries, Inc. (a)                  2,482
          55  Newell Rubbermaid, Inc.                      2,261
          67  PulteGroup, Inc.                             1,350
          16  Whirlpool Corp.                              2,769
                                                  --------------
                                                          16,686
                                                  --------------
              HOUSEHOLD PRODUCTS -- 1.7%
          27  Clorox (The) Co.                             2,808
         173  Colgate-Palmolive Co.                       11,316
          74  Kimberly-Clark Corp.                         7,842
         551  Procter & Gamble (The) Co.                  43,110
                                                  --------------
                                                          65,076
                                                  --------------


Page 50                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 0.1%
         139  AES (The) Corp.                     $        1,843
          68  NRG Energy, Inc.                             1,556
                                                  --------------
                                                           3,399
                                                  --------------
              INDUSTRIAL CONGLOMERATES -- 2.3%
         129  3M Co.                                      19,904
         125  Danaher Corp.                               10,699
       2,047  General Electric Co.                        54,389
          20  Roper Technologies, Inc.                     3,449
                                                  --------------
                                                          88,441
                                                  --------------
              INSURANCE -- 2.7%
          66  ACE Ltd.                                     6,711
          88  Aflac, Inc.                                  5,474
          83  Allstate (The) Corp.                         5,384
         271  American International Group, Inc.          16,753
          57  Aon PLC                                      5,682
          14  Assurant, Inc.                                 938
          47  Chubb (The) Corp.                            4,472
          30  Cincinnati Financial Corp.                   1,505
         101  Genworth Financial, Inc.,
                 Class A (a)                                 765
          85  Hartford Financial Services Group
                 (The), Inc.                               3,533
          51  Lincoln National Corp.                       3,020
          60  Loews Corp.                                  2,311
         109  Marsh & McLennan Cos., Inc.                  6,180
         227  MetLife, Inc.                               12,710
          56  Principal Financial Group, Inc.              2,872
         108  Progressive (The) Corp.                      3,006
          92  Prudential Financial, Inc.                   8,052
          26  Torchmark Corp.                              1,514
          65  Travelers (The) Cos., Inc.                   6,283
          51  Unum Group                                   1,823
          62  XL Group PLC                                 2,306
                                                  --------------
                                                         101,294
                                                  --------------
              INTERNET & CATALOG RETAIL -- 1.6%
          78  Amazon.com, Inc. (a)                        33,859
          20  Expedia, Inc.                                2,187
          12  Netflix, Inc. (a)                            7,884
          11  Priceline Group (The), Inc. (a)             12,665
          23  TripAdvisor, Inc. (a)                        2,004
                                                  --------------
                                                          58,599
                                                  --------------
              INTERNET SOFTWARE & SERVICES
                 -- 3.3%
          36  Akamai Technologies, Inc. (a)                2,514
         225  eBay, Inc. (a)                              13,554
         428  Facebook, Inc., Class A (a)                 36,707
          58  Google, Inc., Class A (a)                   31,322
          58  Google, Inc., Class C (b)                   30,190
          21  VeriSign, Inc. (a)                           1,296
         177  Yahoo!, Inc. (a)                             6,954
                                                  --------------
                                                         122,537
                                                  --------------


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              IT SERVICES -- 3.3%
         127  Accenture PLC, Class A              $       12,291
          13  Alliance Data Systems Corp. (a)              3,795
          95  Automatic Data Processing, Inc.              7,622
         124  Cognizant Technology Solutions
                 Corp., Class A (a)                        7,575
          28  Computer Sciences Corp.                      1,838
          58  Fidelity National Information
                 Services, Inc.                            3,584
          48  Fiserv, Inc. (a)                             3,976
         186  International Business Machines
                 Corp.                                    30,255
         197  MasterCard, Inc., Class A                   18,416
          66  Paychex, Inc.                                3,094
          29  Teradata Corp. (a)                           1,073
          33  Total System Services, Inc.                  1,378
         393  Visa, Inc., Class A                         26,390
         105  Western Union (The) Co.                      2,135
         211  Xerox Corp.                                  2,245
                                                  --------------
                                                         125,667
                                                  --------------
              LEISURE PRODUCTS -- 0.1%
          23  Hasbro, Inc.                                 1,720
          69  Mattel, Inc.                                 1,773
                                                  --------------
                                                           3,493
                                                  --------------
              LIFE SCIENCES TOOLS & SERVICES
                 -- 0.4%
          68  Agilent Technologies, Inc.                   2,623
          23  PerkinElmer, Inc.                            1,211
          81  Thermo Fisher Scientific, Inc.              10,511
          17  Waters Corp. (a)                             2,182
                                                  --------------
                                                          16,527
                                                  --------------
              MACHINERY -- 1.5%
         123  Caterpillar, Inc.                           10,433
          34  Cummins, Inc.                                4,460
          68  Deere & Co.                                  6,599
          33  Dover Corp.                                  2,316
          27  Flowserve Corp.                              1,422
          69  Illinois Tool Works, Inc.                    6,334
          54  Ingersoll-Rand PLC                           3,641
          20  Joy Global, Inc.                               724
          72  PACCAR, Inc.                                 4,594
          22  Pall Corp.                                   2,738
          28  Parker-Hannifin Corp.                        3,257
          37  Pentair PLC                                  2,544
          12  Snap-on, Inc.                                1,911
          31  Stanley Black & Decker, Inc.                 3,262
          37  Xylem, Inc.                                  1,372
                                                  --------------
                                                          55,607
                                                  --------------
              MEDIA -- 3.6%
          45  Cablevision Systems Corp., Class A           1,077
          92  CBS Corp., Class B                           5,106
         511  Comcast Corp., Class A                      30,732
         102  DIRECTV (a)                                  9,465
          30  Discovery Communications, Inc.,
                 Class A (a)                                 998


                        See Notes to Financial Statements                Page 51

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              MEDIA (CONTINUED)
          53  Discovery Communications, Inc.,
                 Class C (a)                      $        1,647
          84  Interpublic Group of Cos. (The),
                 Inc.                                      1,619
         102  News Corp., Class A (a)                      1,488
          50  Omnicom Group, Inc.                          3,474
          19  Scripps Networks Interactive, Inc.,
                 Class A                                   1,242
          46  TEGNA, Inc.                                  1,475
          57  Time Warner Cable, Inc.                     10,156
         168  Time Warner, Inc.                           14,685
         360  Twenty-First Century Fox, Inc.,
                 Class A                                  11,716
          73  Viacom, Inc., Class B                        4,719
         317  Walt Disney (The) Co.                       36,182
                                                  --------------
                                                         135,781
                                                  --------------
              METALS & MINING -- 0.3%
         248  Alcoa, Inc.                                  2,765
          22  Allegheny Technologies, Inc.                   664
         211  Freeport-McMoRan, Inc.                       3,929
         107  Newmont Mining Corp.                         2,500
          65  Nucor Corp.                                  2,865
                                                  --------------
                                                          12,723
                                                  --------------
              MULTILINE RETAIL -- 0.8%
          60  Dollar General Corp.                         4,664
          42  Dollar Tree, Inc. (a)                        3,318
          20  Family Dollar Stores, Inc.                   1,576
          40  Kohl's Corp.                                 2,504
          68  Macy's, Inc.                                 4,588
          29  Nordstrom, Inc.                              2,161
         130  Target Corp.                                10,612
                                                  --------------
                                                          29,423
                                                  --------------
              MULTI-UTILITIES -- 1.1%
          49  Ameren Corp.                                 1,846
          87  CenterPoint Energy, Inc.                     1,655
          56  CMS Energy Corp.                             1,783
          60  Consolidated Edison, Inc.                    3,473
         121  Dominion Resources, Inc.                     8,091
          36  DTE Energy Co.                               2,687
          64  NiSource, Inc.                               2,918
          98  PG&E Corp.                                   4,812
         103  Public Service Enterprise Group,
                 Inc.                                      4,046
          29  SCANA Corp.                                  1,469
          47  Sempra Energy                                4,650
          48  TECO Energy, Inc.                              848
          46  WEC Energy Group, Inc.                       2,069
                                                  --------------
                                                          40,347
                                                  --------------
              OIL, GAS & CONSUMABLE FUELS
                 -- 6.5%
         103  Anadarko Petroleum Corp.                     8,040
          77  Apache Corp.                                 4,437
          84  Cabot Oil & Gas Corp.                        2,649
         105  Chesapeake Energy Corp.                      1,173


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
         382  Chevron Corp.                       $       36,851
          19  Cimarex Energy Co.                           2,096
         251  ConocoPhillips                              15,414
          46  CONSOL Energy, Inc.                          1,000
          79  Devon Energy Corp.                           4,700
         112  EOG Resources, Inc.                          9,806
          31  EQT Corp.                                    2,521
         850  Exxon Mobil Corp.                           70,720
          50  Hess Corp.                                   3,344
         352  Kinder Morgan, Inc.                         13,513
         137  Marathon Oil Corp.                           3,636
         110  Marathon Petroleum Corp.                     5,754
          34  Murphy Oil Corp.                             1,413
          33  Newfield Exploration Co. (a)                 1,192
          79  Noble Energy, Inc.                           3,372
         156  Occidental Petroleum Corp.                  12,132
          42  ONEOK, Inc.                                  1,658
         110  Phillips 66                                  8,862
          30  Pioneer Natural Resources Co.                4,161
          33  QEP Resources, Inc.                            611
          34  Range Resources Corp.                        1,679
          79  Southwestern Energy Co. (a)                  1,796
         136  Spectra Energy Corp.                         4,434
          26  Tesoro Corp.                                 2,195
         103  Valero Energy Corp.                          6,448
         137  Williams (The) Cos., Inc.                    7,862
                                                  --------------
                                                         243,469
                                                  --------------
              PAPER & FOREST PRODUCTS -- 0.1%
          86  International Paper Co.                      4,093
                                                  --------------
              PERSONAL PRODUCTS -- 0.1%
          45  Estee Lauder (The) Cos., Inc.,
                 Class A                                   3,900
                                                  --------------
              PHARMACEUTICALS -- 6.4%
         349  AbbVie, Inc.                                23,449
          80  Allergan PLC (a)                            24,277
         339  Bristol-Myers Squibb Co.                    22,557
         198  Eli Lilly and Co.                           16,531
          41  Endo International PLC (a)                   3,266
          35  Hospira, Inc. (a)                            3,105
         563  Johnson & Johnson                           54,870
          24  Mallinckrodt PLC (a)                         2,825
         574  Merck & Co., Inc.                           32,678
          84  Mylan N.V. (a)                               5,700
          30  Perrigo Co. PLC                              5,545
       1,251  Pfizer, Inc.                                41,946
         102  Zoetis, Inc.                                 4,918
                                                  --------------
                                                         241,667
                                                  --------------
              PROFESSIONAL SERVICES -- 0.2%
           7  Dun & Bradstreet (The) Corp.                   854
          24  Equifax, Inc.                                2,330
          75  Nielsen N.V.                                 3,358
          27  Robert Half International, Inc.              1,498
                                                  --------------
                                                           8,040
                                                  --------------


Page 52                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS
                 -- 2.4%
          86  American Tower Corp.                $        8,023
          32  Apartment Investment &
                 Management Co., Class A                   1,182
          27  AvalonBay Communities, Inc.                  4,316
          31  Boston Properties, Inc.                      3,752
          69  Crown Castle International Corp.             5,541
          12  Equinix, Inc.                                3,048
          74  Equity Residential                           5,193
          13  Essex Property Trust, Inc.                   2,763
         128  General Growth Properties, Inc.              3,284
          94  HCP, Inc.                                    3,428
          71  Health Care REIT, Inc.                       4,660
         154  Host Hotels & Resorts, Inc.                  3,054
          38  Iron Mountain, Inc.                          1,178
          84  Kimco Realty Corp.                           1,893
          29  Macerich (The) Co.                           2,163
          36  Plum Creek Timber Co., Inc.                  1,461
         106  Prologis, Inc.                               3,933
          30  Public Storage                               5,531
          47  Realty Income Corp.                          2,086
          63  Simon Property Group, Inc.                  10,900
          20  SL Green Realty Corp.                        2,198
          67  Ventas, Inc.                                 4,160
          36  Vornado Realty Trust                         3,417
         105  Weyerhaeuser Co.                             3,308
                                                  --------------
                                                          90,472
                                                  --------------
              REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 0.1%
          57  CBRE Group, Inc., Class A (a)                2,109
                                                  --------------
              ROAD & RAIL -- 0.8%
         201  CSX Corp.                                    6,563
          22  Kansas City Southern                         2,006
          62  Norfolk Southern Corp.                       5,416
          11  Ryder System, Inc.                             961
         178  Union Pacific Corp.                         16,976
                                                  --------------
                                                          31,922
                                                  --------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 2.4%
          61  Altera Corp.                                 3,123
          64  Analog Devices, Inc.                         4,108
         250  Applied Materials, Inc.                      4,805
          52  Avago Technologies Ltd.                      6,912
         111  Broadcom Corp., Class A                      5,715
          15  First Solar, Inc. (a)                          705
         964  Intel Corp.                                 29,320
          32  KLA-Tencor Corp.                             1,799
          32  Lam Research Corp.                           2,603
          49  Linear Technology Corp.                      2,167
          41  Microchip Technology, Inc.                   1,944
         219  Micron Technology, Inc. (a)                  4,126
         104  NVIDIA Corp.                                 2,092
          30  Qorvo, Inc. (a)                              2,408
          39  Skyworks Solutions, Inc.                     4,060
         211  Texas Instruments, Inc.                     10,869


SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
          53  Xilinx, Inc.                        $        2,341
                                                  --------------
                                                          89,097
                                                  --------------
              SOFTWARE -- 3.6%
          97  Adobe Systems, Inc. (a)                      7,858
          46  Autodesk, Inc. (a)                           2,303
          64  CA, Inc.                                     1,875
          33  Citrix Systems, Inc. (a)                     2,315
          63  Electronic Arts, Inc. (a)                    4,190
          56  Intuit, Inc.                                 5,643
       1,644  Microsoft Corp.                             72,583
         648  Oracle Corp.                                26,114
          37  Red Hat, Inc. (a)                            2,809
         124  salesforce.com, Inc. (a)                     8,634
         138  Symantec Corp.                               3,209
                                                  --------------
                                                         137,533
                                                  --------------
              SPECIALTY RETAIL -- 2.3%
          15  AutoNation, Inc. (a)                           945
           6  AutoZone, Inc. (a)                           4,002
          35  Bed Bath & Beyond, Inc. (a)                  2,414
          59  Best Buy Co., Inc.                           1,924
          43  CarMax, Inc. (a)                             2,847
          22  GameStop Corp., Class A                        945
          53  Gap (The), Inc.                              2,023
         264  Home Depot (The), Inc.                      29,338
          50  L Brands, Inc.                               4,287
         190  Lowe's Cos., Inc.                           12,724
          21  O'Reilly Automotive, Inc. (a)                4,746
          84  Ross Stores, Inc.                            4,083
         130  Staples, Inc.                                1,990
          23  Tiffany & Co.                                2,111
         138  TJX (The) Cos., Inc.                         9,132
          28  Tractor Supply Co.                           2,518
          20  Urban Outfitters, Inc. (a)                     700
                                                  --------------
                                                          86,729
                                                  --------------
              TECHNOLOGY HARDWARE, STORAGE &
                 PERIPHERALS -- 4.8%
       1,171  Apple, Inc.                                146,873
         395  EMC Corp.                                   10,424
         367  Hewlett-Packard Co.                         11,014
          63  NetApp, Inc.                                 1,988
          42  SanDisk Corp.                                2,445
          64  Seagate Technology PLC                       3,040
          44  Western Digital Corp.                        3,450
                                                  --------------
                                                         179,234
                                                  --------------
              TEXTILES, APPAREL & LUXURY GOODS
                 -- 0.9%
          56  Coach, Inc.                                  1,938
           9  Fossil Group, Inc. (a)                         624
          82  Hanesbrands, Inc.                            2,732
          40  Michael Kors Holdings Ltd. (a)               1,684
         142  NIKE, Inc., Class B                         15,339
          17  PVH Corp.                                    1,959
          12  Ralph Lauren Corp.                           1,588
          34  Under Armour, Inc., Class A (a)              2,837

See Notes to Financial Statements                Page 53

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                  VALUE
----------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              TEXTILES, APPAREL & LUXURY GOODS
                 (CONTINUED)
          69  VF Corp.                            $        4,812
                                                  --------------
                                                          33,513
                                                  --------------
              THRIFTS & MORTGAGE FINANCE
                 -- 0.0%
          98  Hudson City Bancorp, Inc.                      968
                                                  --------------
              TOBACCO -- 1.4%
         400  Altria Group, Inc.                          19,564
         315  Philip Morris International, Inc.           25,254
          84  Reynolds American, Inc.                      6,271
                                                  --------------
                                                          51,089
                                                  --------------
              TRADING COMPANIES & DISTRIBUTORS
                 -- 0.2%
          55  Fastenal Co.                                 2,320
          20  United Rentals, Inc. (a)                     1,752
          12  W.W. Grainger, Inc.                          2,840
                                                  --------------
                                                           6,912
                                                  --------------
              TOTAL COMMON STOCKS -- 98.2%             3,701,189
              (Cost $3,127,214)                   --------------

 CONTRACTS
------------
              OPTIONS PURCHASED -- 1.7%
              CALL OPTIONS -- 1.7%
         450  VIX US, expiring 07/22/2015,
                 Strike Price $20 (a)                     63,000
              (Cost $39,843)                      --------------
              TOTAL INVESTMENTS -- 99.9%               3,764,189
              (Cost $3,167,057) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.1%                       3,697
                                                  --------------
              NET ASSETS -- 100.0%                $    3,767,886
                                                  ==============

(a)   Non-income producing security.

(b) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the six months ended June 30, 2015, the Fund received fractional PIK shares of Google, Inc., Class C.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $683,734 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $86,602.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*         $ 3,701,189      $       --       $       --
Options Purchased           63,000              --               --
                       ----------------------------------------------
Total Investments      $ 3,764,189      $       --       $       --
                       ==============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


Page 54                 See Notes to Financial Statements

                       This page intentionally left blank.

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2015 (UNAUDITED)

                                                                            FIRST TRUST                           FIRST TRUST
                                                                             NASDAQ-100        FIRST TRUST         NASDAQ-100
                                                                               EQUAL           NASDAQ-100-       EX-TECHNOLOGY
                                                                              WEIGHTED      TECHNOLOGY SECTOR        SECTOR
                                                                             INDEX FUND         INDEX FUND         INDEX FUND
                                                                               (QQEW)             (QTEC)             (QQXT)
                                                                          ----------------   ----------------   ----------------
ASSETS:
Investments, at value.................................................     $  657,070,541     $  337,141,168      $ 153,872,554
Cash..................................................................             96,095            127,443                 --
Receivables:
      Capital shares sold.............................................                 --                 --                 --
      Investment securities sold......................................         26,116,895                 --                 --
      Dividends.......................................................            530,203             87,140            163,646
      Securities lending income.......................................              5,257                 --              1,751
      Reclaims........................................................                 --                 --                 --
Prepaid expenses......................................................              2,052              1,827                383
                                                                           --------------     --------------     --------------
      TOTAL ASSETS....................................................        683,821,043        337,357,578        154,038,334
                                                                           --------------     --------------     --------------
LIABILITIES:
Due to custodian......................................................                 --                 --                376
Payables:
      Capital shares purchased........................................         26,128,658                 --                 --
      Investment securities purchased.................................                 --                 --                 --
      Collateral for securities on loan...............................         10,560,822                 --          5,475,566
      Investment advisory fees........................................            205,058            105,657             39,266
      Licensing fees..................................................            168,378             88,950             36,752
      Printing fees...................................................             30,607             22,705              9,257
      Audit and tax fees..............................................             14,292             14,292             14,292
      Trustees' fees..................................................              2,953              2,108              1,404
Other liabilities.....................................................            132,637             65,204             30,253
                                                                           --------------     --------------     --------------
      TOTAL LIABILITIES...............................................         37,243,405            298,916          5,607,166
                                                                           --------------     --------------     --------------
NET ASSETS............................................................     $  646,577,638     $  337,058,662     $  148,431,168
                                                                           ==============     ==============     ==============
NET ASSETS CONSIST OF:
Paid-in capital.......................................................     $  598,878,472     $  293,577,046      $ 127,064,503
Par value.............................................................            148,000             79,500             35,500
Accumulated net investment income (loss)..............................             17,218            (43,411)            16,816
Accumulated net realized gain (loss) on investments...................          8,405,002          3,169,869           (990,856)
Net unrealized appreciation (depreciation) on investments.............         39,128,946         40,275,658         22,305,205
                                                                           --------------     --------------     --------------
NET ASSETS............................................................     $  646,577,638     $  337,058,662      $ 148,431,168
                                                                           ==============     ==============     ==============
NET ASSET VALUE, PER SHARE............................................     $        43.69     $        42.40     $        41.81
                                                                           ==============     ==============     ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).............................         14,800,002          7,950,002          3,550,002
                                                                           --------------     --------------     --------------
Investments, at cost..................................................     $  617,941,595     $  296,865,510      $ 131,567,349
                                                                           ==============     ==============     ==============
Securities on loan, at value..........................................     $   10,548,970     $           --     $    5,436,829
                                                                           ==============     ==============     ==============


Page 56                 See Notes to Financial Statements

  FIRST TRUST                                                                                    FIRST TRUST        FIRST TRUST
   NASDAQ(R)         FIRST TRUST        FIRST TRUST        FIRST TRUST        FIRST TRUST       NASDAQ(R) ABA         CBOE(R)
 CLEAN EDGE(R)           S&P                ISE             ISE-REVERE            ISE             COMMUNITY          S&P 500(R)
  GREEN ENERGY           REIT              WATER           NATURAL GAS          CHINDIA              BANK              VIX(R)
   INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND      TAIL HEDGE FUND
     (QCLN)             (FRI)              (FIW)              (FCG)              (FNI)              (QABA)             (VIXH)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------   ----------------

 $  103,348,162     $  207,664,397     $  187,820,018     $  270,620,058     $  370,083,577     $   77,291,468     $    3,764,189
          6,845                 --                 --                 --                 --             17,740                 --

             --                 --                 --          2,437,657          9,098,831                 --                 --
         20,320          2,054,515                 --                 --                 --                 --              1,471
         37,369            759,535            178,446            102,778            992,638             92,786              4,293
         26,266                 --                 --            206,614             51,115                 --                 --
             --                 --                 --             12,972                 --                 --                 --
            550              3,342              3,092              3,966              2,928                371                 --
 --------------     --------------     --------------     --------------     --------------     --------------     --------------
    103,439,512        210,481,789        188,001,556        273,384,045        380,229,089         77,402,365          3,769,953
 --------------     --------------     --------------     --------------     --------------     --------------     --------------

             --                745                344                176            536,293                 --                183

             --          2,060,764                 --                 --                 --                 --                 --
             --                 --                 --          2,438,446          9,093,302                 --                 --
     15,754,084                 --                 --         44,476,385         30,822,021                 --                 --
         30,054             54,852             62,792             87,211             89,054             19,022              1,884
         22,262            138,118             24,075             63,441             51,720             16,529                 --
          8,693             22,453             15,626             24,447              9,637              8,807                 --
         14,292             14,292             14,292             14,292             14,292             14,292                 --
          1,260              2,002              1,596              1,848              1,363              1,217                 --
         21,118             51,372             33,349             51,168             51,070             16,192                 --
 --------------     --------------     --------------     --------------     --------------     --------------     --------------
     15,851,763          2,344,598            152,074         47,157,414         40,668,752             76,059              2,067
 --------------     --------------     --------------     --------------     --------------     --------------     --------------
 $   87,587,749     $  208,137,191     $  187,849,482     $  226,226,631     $  339,560,337     $   77,326,306     $    3,767,886
 ==============     ==============     ==============     ==============     ==============     ==============     ==============

  $ 125,841,913     $  206,213,714     $  192,331,756     $  670,302,392     $  382,835,100     $   69,608,045     $    3,803,660
         47,500            101,000             60,000            240,000            111,000             19,500              1,500
         20,525          1,724,311             29,832           (82,663)            226,857             28,343              1,501
    (37,218,361)        20,542,552        (10,681,579)      (320,835,474)       (55,794,736)         1,027,008           (635,907)
     (1,103,828)       (20,444,386)         6,109,473       (123,397,624)        12,182,116          6,643,410            597,132
 --------------     --------------     --------------     --------------     --------------     --------------     --------------
 $   87,587,749     $  208,137,191     $  187,849,482     $  226,226,631     $  339,560,337     $   77,326,306     $    3,767,886
 ==============     ==============     ==============     ==============     ==============     ==============     ==============
 $        18.44     $        20.61     $        31.31     $         9.43     $        30.59     $        39.65     $        25.12
 ==============     ==============     ==============     ==============     ==============     ==============     ==============

      4,750,002         10,100,002          6,000,002         24,000,002         11,100,002          1,950,002            150,002
 --------------     --------------     --------------     --------------     --------------     --------------     --------------
 $  104,451,990     $  228,108,783     $  181,710,545     $  394,017,682     $  357,901,461     $   70,648,058     $    3,167,057
 ==============     ==============     ==============     ==============     ==============     ==============     ==============
 $   15,451,880     $           --     $           --     $   42,292,150     $   30,698,322     $           --     $           --
 ==============     ==============     ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

                                                                            FIRST TRUST                           FIRST TRUST
                                                                             NASDAQ-100        FIRST TRUST         NASDAQ-100
                                                                               EQUAL           NASDAQ-100-       EX-TECHNOLOGY
                                                                              WEIGHTED      TECHNOLOGY SECTOR        SECTOR
                                                                             INDEX FUND         INDEX FUND         INDEX FUND
                                                                               (QQEW)             (QTEC)             (QQXT)
                                                                          ----------------   ----------------   ----------------
INVESTMENT INCOME:
Dividends........................................................          $    3,787,389     $    2,588,048     $      697,081
Securities lending income (net of fees)..........................                  17,656                 --              4,458
Foreign tax withholding..........................................                      --                 --                 --
Interest.........................................................                      --                 --                 21
                                                                           --------------     --------------     --------------
   Total investment income.......................................               3,805,045          2,588,048            701,560
                                                                           --------------     --------------     --------------
EXPENSES:
Investment advisory fees.........................................               1,276,054            712,576            273,923
Licensing fees...................................................                 319,014            178,144             68,481
Accounting and administration fees...............................                 161,417             90,145             35,662
Custodian fees...................................................                  60,351             23,010             15,526
Printing fees....................................................                  36,802             30,063             10,085
Transfer agent fees..............................................                  15,951              8,907              3,424
Legal fees.......................................................                  13,973              7,666              3,141
Audit and tax fees...............................................                  11,621             11,621             11,621
Trustees' fees and expenses......................................                   6,198              4,257              2,809
Listing fees.....................................................                   4,268              4,616              3,740
Registration and filing fees.....................................                     690                139                623
Expenses previously waived or reimbursed.........................                      --                 --                 --
Other expenses...................................................                   8,670              3,892              1,473
                                                                           --------------     --------------     --------------
   Total expenses................................................               1,915,009          1,075,036            430,508
   Less fees waived and expenses reimbursed by the investment
      advisor                                                                        (927)            (6,172)           (19,624)
                                                                           --------------     --------------     --------------
   Net expenses..................................................               1,914,082          1,068,864            410,884
                                                                           --------------     --------------     --------------
NET INVESTMENT INCOME (LOSS).....................................               1,890,963          1,519,184            290,676
                                                                           --------------     --------------     --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments...................................................              (2,472,893)          (108,905)           (74,200)
   Options.......................................................                      --                 --                 --
   In-kind redemptions...........................................              26,452,664         25,193,669          3,769,202
                                                                           --------------     --------------     --------------
Net realized gain (loss).........................................              23,979,771         25,084,764          3,695,002
                                                                           --------------     --------------     --------------
Net change in unrealized appreciation (depreciation) on:
   Investments...................................................             (12,494,353)       (35,121,295)         2,878,275
   Options.......................................................                      --                 --                 --
                                                                           --------------     --------------     --------------
Net change in unrealized appreciation (depreciation).............             (12,494,353)       (35,121,295)         2,878,275
                                                                           --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................              11,485,418        (10,036,531)         6,573,277
                                                                           --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................          $   13,376,381     $   (8,517,347)    $    6,863,953
                                                                           ==============     ==============     ==============

(a) Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial Statements).


Page 58                 See Notes to Financial Statements

  FIRST TRUST                                                                                    FIRST TRUST       FIRST TRUST
   NASDAQ(R)         FIRST TRUST        FIRST TRUST        FIRST TRUST        FIRST TRUST       NASDAQ(R) ABA        CBOE(R)
 CLEAN EDGE(R)           S&P                ISE             ISE-REVERE            ISE             COMMUNITY         S&P 500(R)
  GREEN ENERGY           REIT              WATER           NATURAL GAS          CHINDIA              BANK             VIX(R)
   INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND     TAIL HEDGE FUND
     (QCLN)             (FRI)              (FIW)              (FCG)              (FNI)              (QABA)            (VIXH)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------  ----------------

 $      301,205     $    5,153,126     $    1,249,403     $      785,165     $    1,505,162     $      807,815    $       39,424
        229,232                 --                 --          2,969,033            264,115                 --                --
             --                 --                 --            (97,796)           (67,763)                --                (5)
             --                 37                 17                 51                 --                 --                --
 --------------     --------------     --------------     --------------     --------------     --------------    --------------
        530,437          5,153,163          1,249,420          3,656,453          1,701,514            807,815            39,419
 --------------     --------------     --------------     --------------     --------------     --------------    --------------

        174,982            444,070            382,927            497,930            376,905            158,204            11,454 (a)
         43,745            118,419             47,866            124,483             75,381             35,596                --
         23,170             76,620             48,908             63,247             48,322             22,431                --
          6,942             18,903             12,007             18,962             31,702              4,944                --
          5,532             29,334             15,329              8,180             14,373             10,382                --
          2,187              7,401              4,787              6,224              4,711              1,977                --
          1,935              5,448              4,202              5,872              4,757              1,536                --
         11,621             11,621             11,621             11,621             11,621             11,621                --
          2,636              3,941              3,188              3,599              2,730              2,432                --
          3,812              4,463              5,455              5,644              5,644              3,741                --
            132                174                125                142                533                137                --
             --              4,444                 --                 --                 --                 --                --
          2,460             (1,071)             2,813              4,092              1,499              1,336                --
 --------------     --------------     --------------     --------------     --------------     --------------    --------------
        279,154            723,767            539,228            749,996            578,178            254,337            11,454

        (16,682)                --                 --             (3,101)           (12,821)           (17,031)               --
 --------------     --------------     --------------     --------------     --------------     --------------    --------------
        262,472            723,767            539,228            746,895            565,357            237,306            11,454
 --------------     --------------     --------------     --------------     --------------     --------------    --------------
        267,965          4,429,396            710,192          2,909,558          1,136,157            570,509            27,965
 --------------     --------------     --------------     --------------     --------------     --------------    --------------


     (2,945,410)          (684,920)          (236,621)       (80,009,225)        (6,117,333)          (196,845)           14,049
             --                 --                 --                 --                 --                 --          (177,039)
      1,045,625         22,181,131          1,806,073          2,284,043          3,897,820          2,898,772                --
 --------------     --------------     --------------     --------------     --------------     --------------    --------------
     (1,899,785)        21,496,211          1,569,452        (77,725,182)        (2,219,513)         2,701,927          (162,990)
 --------------     --------------     --------------     --------------     --------------     --------------    --------------

      7,601,221        (36,987,286)       (15,483,116)        37,557,612          3,354,196            678,842            (4,655)
             --                 --                 --                 --                 --                 --            39,211
 --------------     --------------     --------------     --------------     --------------     --------------    --------------
      7,601,221        (36,987,286)       (15,483,116)        37,557,612          3,354,196            678,842            34,556
 --------------     --------------     --------------     --------------     --------------     --------------    --------------
      5,701,436        (15,491,075)       (13,913,664)       (40,167,570)         1,134,683          3,380,769          (128,434)
 --------------     --------------     --------------     --------------     --------------     --------------    --------------

 $    5,969,401     $  (11,061,679)    $  (13,203,472)    $  (37,258,012)    $    2,270,840     $    3,951,278    $     (100,469)
 ==============     ==============     ==============     ==============     ==============     ==============    ==============


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FIRST TRUST                      FIRST TRUST
                                                                          NASDAQ-100                       NASDAQ-100-
                                                                        EQUAL WEIGHTED                  TECHNOLOGY SECTOR
                                                                          INDEX FUND                       INDEX FUND
                                                                            (QQEW)                           (QTEC)
                                                                 -----------------------------    -----------------------------
                                                                    For the                          For the
                                                                  Six Months                       Six Months
                                                                     Ended       For the Year         Ended       For the Year
                                                                   6/30/2015         Ended          6/30/2015         Ended
                                                                  (Unaudited)     12/31/2014       (Unaudited)     12/31/2014
                                                                 -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss).............................     $   1,890,963   $   4,749,649    $   1,519,184   $   3,243,902
   Net realized gain (loss).................................        23,979,771      31,854,044       25,084,764      12,025,520
   Net change in unrealized appreciation (depreciation).....       (12,494,353)     31,248,859      (35,121,295)     40,032,392
                                                                 -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from operations.......................................        13,376,381      67,852,552       (8,517,347)     55,301,814
                                                                 -------------   -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income....................................        (1,873,745)     (5,254,521)      (1,562,595)     (3,895,191)
                                                                 -------------   -------------    -------------   -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold................................       152,578,545     477,669,678       44,517,882     181,010,141
   Cost of shares redeemed..................................       (95,331,552)   (251,384,716)     (64,248,458)    (42,712,206)
                                                                 -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.........................        57,246,993     226,284,962      (19,730,576)    138,297,935
                                                                 -------------   -------------    -------------   -------------
   Total increase (decrease) in net assets..................        68,749,629     288,882,993      (29,810,518)    189,704,558

NET ASSETS:
   Beginning of period......................................       577,828,009     288,945,016      366,869,180     177,164,622
                                                                 -------------   -------------    -------------   -------------
   End of period............................................     $ 646,577,638   $ 577,828,009    $ 337,058,662   $ 366,869,180
                                                                 -------------   -------------    -------------   -------------
   Accumulated net investment income (loss)
      at end of period......................................     $      17,218   $          --    $     (43,411)  $          --
                                                                 =============   =============    =============   =============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..................        13,500,002       7,950,002        8,400,002       5,000,002
   Shares sold..............................................         3,450,000      12,150,000        1,000,000       4,450,000
   Shares redeemed..........................................        (2,150,000)     (6,600,000)      (1,450,000)     (1,050,000)
                                                                 -------------   -------------    -------------   -------------
   Shares outstanding, end of period........................        14,800,002      13,500,002        7,950,002       8,400,002
                                                                 =============   =============    =============   =============


Page 60                 See Notes to Financial Statements

         FIRST TRUST                      FIRST TRUST                       FIRST TRUST
         NASDAQ-100                        NASDAQ(R)                            S&P                           FIRST TRUST
    EX-TECHNOLOGY SECTOR          CLEAN EDGE(R) GREEN ENERGY                   REIT                            ISE WATER
         INDEX FUND                       INDEX FUND                        INDEX FUND                        INDEX FUND
           (QQXT)                           (QCLN)                             (FRI)                             (FIW)
-----------------------------   -------------------------------   -------------------------------   -------------------------------
   For the                         For the                           For the                           For the
 Six Months                       Six Months                        Six Months                        Six Months
    Ended       For the Year        Ended         For the Year        Ended         For the Year        Ended         For the Year
  6/30/2015         Ended         6/30/2015          Ended          6/30/2015          Ended          6/30/2015          Ended
 (Unaudited)     12/31/2014      (Unaudited)       12/31/2014      (Unaudited)       12/31/2014      (Unaudited)       12/31/2014
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

$     290,676   $     867,619   $      267,965   $      819,485   $    4,429,396   $    5,353,731   $      710,192   $    1,463,333
    3,695,002      11,553,919       (1,899,785)      19,991,447       21,496,211       18,847,621        1,569,452       12,824,605
    2,878,275       1,380,688        7,601,221      (30,603,684)     (36,987,286)      23,109,804      (15,483,116)     (14,409,829)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

    6,863,953      13,802,226        5,969,401       (9,792,752)     (11,061,679)      47,311,156      (13,203,472)        (121,891)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

     (273,860)       (905,596)        (247,950)        (857,050)      (2,705,085)      (6,113,911)        (680,360)      (1,479,820)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

   33,198,163      45,510,861        4,544,831       99,521,515       90,240,663      370,499,249        9,558,340       41,982,569
   (8,551,772)    (31,608,677)     (12,294,430)     (96,829,501)    (207,466,405)    (220,777,099)      (6,375,219)     (39,473,865)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------

   24,646,391      13,902,184       (7,749,599)       2,692,014     (117,225,742)     149,722,150        3,183,121        2,508,704
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
   31,236,484      26,798,814       (2,028,148)      (7,957,788)    (130,992,506)     190,919,395      (10,700,711)         906,993


  117,194,684      90,395,870       89,615,897       97,573,685      339,129,697      148,210,302      198,550,193      197,643,200
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
$ 148,431,168   $ 117,194,684   $   87,587,749   $   89,615,897   $  208,137,191   $  339,129,697   $  187,849,482   $  198,550,193
=============   =============   ==============   ==============   ==============   ==============   ==============   ==============

$      16,816   $          --   $       20,525   $          510   $    1,724,311   $           --   $       29,832   $           --
=============   =============   ==============   ==============   ==============   ==============   ==============   ==============

    2,950,002       2,600,002        5,200,002        5,450,002       15,250,002        8,450,002        5,900,002        5,850,002
      800,000       1,200,000          250,000        5,050,000        3,900,000       17,850,000          300,000        1,250,000
     (200,000)       (850,000)        (700,000)      (5,300,000)      (9,050,000)     (11,050,000)        (200,000)      (1,200,000)
-------------   -------------   --------------   --------------   --------------   --------------   --------------   --------------
    3,550,002       2,950,002        4,750,002        5,200,002       10,100,002       15,250,002        6,000,002        5,900,002
=============   =============   ==============   ==============   ==============   ==============   ==============   ==============


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND

                                                                          FIRST TRUST
                                                                          ISE-REVERE                       FIRST TRUST
                                                                          NATURAL GAS                      ISE CHINDIA
                                                                          INDEX FUND                       INDEX FUND
                                                                             (FCG)                            (FNI)
                                                                 -----------------------------    -----------------------------
                                                                    For the                          For the
                                                                  Six Months                       Six Months
                                                                     Ended       For the Year         Ended       For the Year
                                                                   6/30/2015         Ended          6/30/2015         Ended
                                                                  (Unaudited)     12/31/2014       (Unaudited)     12/31/2014
                                                                 -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss).............................     $   2,909,558   $   3,376,804    $   1,136,157   $     407,975
   Net realized gain (loss).................................       (77,725,182)    (36,262,344)      (2,219,513)      5,012,397
   Net change in unrealized appreciation (depreciation).....        37,557,612    (163,962,545)       3,354,196      (7,267,776)
                                                                 -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from operations.......................................       (37,258,012)   (196,848,085)       2,270,840      (1,847,404)
                                                                 -------------   -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income....................................        (3,299,590)     (3,518,320)        (828,360)       (666,211)
                                                                 -------------   -------------    -------------   -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold................................        72,518,585     391,219,526      238,310,089      62,493,569
   Cost of shares redeemed..................................       (52,679,912)   (408,702,370)     (11,855,576)    (20,278,569)
                                                                 -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.........................        19,838,673     (17,482,844)     226,454,513      42,215,000
                                                                 -------------   -------------    -------------   -------------
   Total increase (decrease) in net assets..................       (20,718,929)   (217,849,249)     227,896,993      39,701,385

NET ASSETS:
   Beginning of period......................................       246,945,560     464,794,809      111,663,344      71,961,959
                                                                 -------------   -------------    -------------   -------------
   End of period............................................     $ 226,226,631   $ 246,945,560    $ 339,560,337   $ 111,663,344
                                                                 =============   =============    =============   =============
   Accumulated net investment income (loss)
      at end of period......................................     $     (82,663)  $     307,369    $     226,857   $     (80,940)
                                                                 =============   =============    =============   =============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..................        22,000,002      23,800,002        3,900,002       2,550,002
   Shares sold..............................................         6,950,000      19,000,000        7,600,000       2,050,000
   Shares redeemed..........................................        (4,950,000)    (20,800,000)        (400,000)       (700,000)
                                                                 -------------   -------------    -------------   -------------
   Shares outstanding, end of period........................        24,000,002      22,000,002       11,100,002       3,900,002
                                                                 =============   =============    =============   =============


Page 62                 See Notes to Financial Statements

           FIRST TRUST                       FIRST TRUST
           NASDAQ(R) ABA                     CBOE(R) S&P 500(R)
         COMMUNITY BANK                       VIX(R) TAIL
           INDEX FUND                        HEDGE FUND
             (QABA)                            (VIXH)
-------------------------------    -------------------------------
   For the                            For the
  Six Months                         Six Months
    Ended         For the Year         Ended         For the Year
  6/30/2015          Ended           6/30/2015          Ended
 (Unaudited)       12/31/2014       (Unaudited)       12/31/2014
--------------   --------------    --------------   --------------

 $     570,509   $    1,215,821    $       27,965   $       74,991
     2,701,927        1,885,640          (162,990)         926,768
       678,842       (1,523,495)           34,556         (419,455)
--------------   --------------    --------------   --------------

     3,951,278        1,577,966          (100,469)         582,304
--------------   --------------    --------------   --------------

      (562,091)      (1,203,186)          (26,520)         (75,215)
--------------   --------------    --------------   --------------

     2,017,185       70,848,157                --        1,195,628
   (37,898,247)     (13,767,069)               --       (3,523,628)
--------------   --------------    --------------   --------------

   (35,881,062)      57,081,088                --       (2,328,000)
--------------   --------------    --------------   --------------
   (32,491,875)      57,455,868          (126,989)      (1,820,911)


   109,818,181       52,362,313         3,894,875        5,715,786
--------------   --------------    --------------   --------------
$   77,326,306   $  109,818,181    $    3,767,886   $    3,894,875
==============   ==============    ==============   ==============

$       28,343   $       19,925    $        1,501   $           56
==============   ==============    ==============   ==============

     3,000,002        1,450,002           150,002          250,002
        50,000        1,950,000                --           50,000
    (1,100,000)        (400,000)               --         (150,000)
--------------   --------------    --------------   --------------
     1,950,002        3,000,002           150,002          150,002
==============   ==============    ==============   ==============


                        See Notes to Financial Statements                Page 63

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    42.80     $    36.35     $    26.10     $    22.98     $    23.74     $    19.69
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.13           0.41           0.17           0.27           0.05           0.15
Net realized and unrealized gain (loss)         0.88           6.49          10.25           3.14          (0.70)          4.02
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                1.01           6.90          10.42           3.41          (0.65)          4.17
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.12)         (0.45)         (0.17)         (0.29)         (0.11)         (0.12)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    43.69     $    42.80     $    36.35     $    26.10     $    22.98     $    23.74
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                2.37%         19.13%         39.95%         14.86%         (2.77)%        21.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  646,578     $  577,828     $  288,945     $   84,815     $   73,539     $   75,955
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (b)      0.61%          0.63%          0.68%          0.68%          0.75%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                        0.59% (b)      1.10%          0.60%          1.01%          0.23%          0.79%
Portfolio turnover rate (c)                        8%            27%            38%            34%            27%            24%


FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED        YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011        12/31/2010
                                         ------------   ------------   ------------   ------------   ------------      ------------
Net asset value, beginning of period      $    43.67     $    35.43     $    25.86     $    24.14     $    25.69        $    21.16
                                          ----------     ----------     ----------     ----------     ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.19           0.45           0.24           0.19           0.00 (d) (e)      0.10
Net realized and unrealized gain (loss)        (1.27)          8.32           9.59           1.74          (1.47)             4.53
                                          ----------     ----------     ----------     ----------     ----------        ----------
Total from investment operations               (1.08)          8.77           9.83           1.93         (1.47)              4.63
                                          ----------     ----------     ----------     ----------     ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (loss)                   (0.19)         (0.53)         (0.26)         (0.21)         (0.08)            (0.10)
                                          ----------     ----------     ----------     ----------     ----------        ----------
Net asset value, end of period            $    42.40     $    43.67     $    35.43     $    25.86     $    24.14        $    25.69
                                          ==========     ==========     ==========     ==========     ==========        ==========
TOTAL RETURN (a)                               (2.47)%        24.83%         38.12%          8.02%         (5.75)%           21.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  337,059     $  366,869     $  177,165     $  106,008     $  149,660        $  453,416
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (b)      0.61%          0.62%          0.65%          0.63%             0.70%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%             0.60%
Ratio of net investment income (loss)
   to average net assets                        0.85% (b)      1.32%          0.80%          0.63%         (0.02)%            0.71%
Portfolio turnover rate (c)                        6%            20%            33%            26%            21%               26%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Amount represents less than $0.01 per share.

(e)   Per share amounts have been calculated using the average share method.


Page 64                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    39.73     $    34.77     $    24.70     $    20.80     $    21.10     $    17.63
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.08           0.32           0.10           0.31           0.06           0.17
Net realized and unrealized gain (loss)         2.08           4.97          10.06           3.92          (0.28)          3.46
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                2.16           5.29          10.16           4.23          (0.22)          3.63
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.08)         (0.33)         (0.09)         (0.33)         (0.08)         (0.16)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    41.81     $    39.73     $    34.77     $    24.70     $    20.80     $    21.10
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                5.43%         15.35%         41.24%         20.31%         (1.08)%        20.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  148,431     $  117,195     $   90,396     $   41,982     $   30,157     $   22,151
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.63% (b)      0.64%          0.67%          0.76%          0.78%          0.94%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                        0.42% (b)      0.90%          0.38%          1.34%          0.31%          1.02%
Portfolio turnover rate (c)                       10%            23%            33%            40%            37%            19%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    17.23     $    17.90     $     9.48     $     9.65     $    16.42     $    16.09
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.06           0.13           0.07           0.13          (0.03)         (0.01)
Net realized and unrealized gain (loss)         1.20          (0.66)          8.42          (0.18)         (6.74)          0.34
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                1.26          (0.53)          8.49          (0.05)         (6.77)          0.33
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.05)         (0.14)         (0.07)         (0.12)            --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    18.44     $    17.23     $    17.90     $     9.48     $     9.65     $    16.42
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                7.32%         (3.05)%        89.79%         (0.50)%       (41.23)%         2.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   87,588     $   89,616     $   97,574     $   13,740     $   20,740     $   36,120
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.64% (b)      0.64%          0.70%          0.98%          0.77%          0.78%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                        0.61% (b)      0.61%          0.60%          1.19%        (0.18)%         (0.07)%
Portfolio turnover rate (c)                       21%            37%            49%            2 4 %           22%           22%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST S&P REIT INDEX FUND (FRI)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    22.24     $    17.54     $    17.75     $    15.47     $    14.65     $    11.72
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.40           0.41           0.52           0.38           0.28           0.29
Net realized and unrealized gain (loss)        (1.80)          4.75          (0.19)          2.30           0.88           2.94
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (1.40)          5.16           0.33           2.68           1.16           3.23
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.23)         (0.46)         (0.54)         (0.37)         (0.34)         (0.30)
Net realized gain                                 --             --             --          (0.03)            --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (0.23)         (0.46)         (0.54)         (0.40)         (0.34)         (0.30)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    20.61     $    22.24     $    17.54     $    17.75     $    15.47     $    14.65
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (6.33)%        29.61%          1.82%         17.39%          7.90%         27.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  208,137     $  339,130     $  148,210     $  402,888     $  324,961     $   71,066
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.49% (b)      0.50%          0.50%          0.50%          0.57%          0.69%
Ratio of net expenses to average net
   assets                                       0.49% (b)      0.50%          0.50%          0.50%          0.50%          0.50%
Ratio of net investment income (loss)
   to average net assets                        2.99% (b)      2.35%          2.31%          2.15%          2.03%          2.60%
Portfolio turnover rate (c)                        4%            11%            11%             8%             9%            16%


FIRST TRUST ISE WATER INDEX FUND (FIW)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    33.65     $    33.79     $    25.99     $    20.71     $    22.13     $    18.66
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.12           0.25           0.21           0.23           0.16           0.18
Net realized and unrealized gain (loss)        (2.35)         (0.14)          7.80           5.30          (1.39)          3.43
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (2.23)          0.11           8.01           5.53          (1.23)          3.61
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.11)         (0.25)         (0.21)         (0.25)         (0.19)         (0.14)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    31.31     $    33.65     $    33.79     $    25.99     $    20.71     $    22.13
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (6.62)%         0.36%         30.91%         26.83%         (5.62)%        19.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  187,849     $  198,550     $  197,643     $   72,769     $   57,986     $   53,111
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.56% (b)      0.59%          0.60%          0.63%          0.64%          0.69%
Ratio of net expenses to average net
   assets                                       0.56% (b)      0.59%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                        0.74% (b)      0.75%          0.75%          1.02%          0.79%          0.96%
Portfolio turnover rate (c)                        5%            24%            45%            31%            31%            38%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 66                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    11.22     $    19.53     $    15.67     $    18.19     $    19.60     $    17.52
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.13           0.14           0.07           0.07           0.08           0.03
Net realized and unrealized gain (loss)        (1.78)         (8.30)          3.86          (2.52)         (1.41)          2.10
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (1.65)         (8.16)          3.93          (2.45)         (1.33)          2.13
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.14)         (0.15)         (0.07)         (0.07)         (0.08)         (0.05)
Return of capital                                 --             --             --             --             --          (0.00) (a)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (0.14)         (0.15)         (0.07)         (0.07)         (0.08)         (0.05)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $     9.43     $    11.22     $    19.53     $    15.67     $    18.19     $    19.60
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                              (14.75)%       (42.02)%        25.13%        (13.51)%        (6.85)%        12.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  226,227     $  246,946     $  464,795     $  387,899     $  346,556     $  396,893
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (c)      0.61%          0.60%          0.63%          0.63%          0.65%
Ratio of net expenses to average net
   assets                                       0.60% (c)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                        2.34% (c)      0.74%          0.40%          0.40%          0.39%          0.19%
Portfolio turnover rate (d)                       40%            42%            49%            41%            43%            93%


FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    28.63     $    28.22     $    20.97     $    18.23     $    25.01     $    21.28
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.13           0.20           0.20           0.35           0.27           0.17
Net realized and unrealized gain (loss)         1.91           0.48           7.26           2.74          (6.75)          3.73
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                2.04           0.68           7.46           3.09          (6.48)          3.90
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.08)         (0.27)         (0.21)         (0.35)         (0.30)         (0.17)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    30.59     $    28.63     $    28.22     $    20.97     $   18.23      $    25.01
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                7.11%          2.37%         35.81%         17.11%        (26.02)%        18.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  339,560     $  111,663     $   71,962     $   66,066     $   79,287     $  176,352
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.61% (c)      0.65%          0.66%          0.73%          0.66%          0.66%
Ratio of net expenses to average net
   assets                                       0.60% (c)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                        1.21% (c)      0.54%          0.79%          1.60%          1.00%          0.74%
Portfolio turnover rate (d)                       40%            40%            40%            29%            23%            34%

(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 67

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

                                          SIX MONTHS
                                            ENDED
                                          6/30/2015      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net  asset value, beginning of period     $    36.61     $    36.11     $    25.56     $    22.97     $    24.95     $    22.41
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.30           0.47           0.37           0.48           0.37           0.30
Net realized and unrealized gain (loss)         3.03           0.50          10.55           2.62          (1.98)          2.55
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                3.33           0.97          10.92           3.10          (1.61)          2.85
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.29)         (0.47)         (0.37)         (0.51)         (0.37)         (0.31)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    39.65     $    36.61     $    36.11     $    25.56     $    22.97     $    24.95
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                9.13%          2.72%         42.89%         13.52%         (6.48)%        12.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   77,326     $  109,818     $   52,362     $    8,945     $   12,634     $    9,979
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.64% (b)      0.64%          0.76%          1.04%          0.96%          1.16%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                        1.44% (b)      1.41%          1.38%          1.90%          1.62%          1.40%
Portfolio turnover rate (c)                        7%            26%            29%            17%            29%            26%


FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

                                          SIX MONTHS                                 FOR THE PERIOD
                                            ENDED                                     8/29/2012 (d)
                                          6/30/2015      YEAR ENDED     YEAR ENDED     THROUGH
                                         (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012
                                         ------------   ------------   ------------   ------------
Net  asset value, beginning of period     $    25.97     $    22.86     $    19.51     $    19.89
                                          ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.19           0.34           0.34           0.11
Net realized and unrealized gain (loss)        (0.86)          3.11           3.34          (0.38)
                                          ----------     ----------     ----------     ----------
Total from investment operations               (0.67)          3.45           3.68          (0.27)
                                          ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.18)         (0.34)         (0.33)         (0.11)
                                          ----------     ----------     ----------     ----------
Net asset value, end of period            $    25.12     $    25.97     $    22.86     $    19.51
                                          ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               (2.59)%        15.22%         19.00%         (1.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    3,768     $    3,895     $    5,716     $    2,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60% (b)
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60% (b)
Ratio of net investment income (loss)
   to average net assets                        1.46% (b)      1.42%          1.53%          1.97% (b)
Portfolio turnover rate (c)                        3%             7%             4%             2%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns for First Trust NASDAQ(R) ABA Community Bank Index Fund would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 68                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the ten funds listed below:

      First Trust NASDAQ-100 Equal Weighted Index Fund - (The NASDAQ(R) Stock
         Market LLC ("NASDAQ") ticker "QQEW")
      First Trust NASDAQ-100-Technology Sector Index Fund - (NASDAQ ticker
         "QTEC")
      First Trust NASDAQ-100 Ex-Technology Sector Index Fund - (NASDAQ ticker
         "QQXT")
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ
         ticker "QCLN")
      First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker
         "FRI")
      First Trust ISE Water Index Fund - (NYSE Arca ticker "FIW")
      First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca ticker "FCG") First Trust ISE Chindia Index Fund - (NYSE Arca ticker "FNI")
      First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker
         "QABA")
      First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund - (NYSE Arca ticker
         "VIXH")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                              INDEX
First Trust NASDAQ-100 Equal Weighted Index Fund                  NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index Fund               NASDAQ-100 Technology Sector Index(SM)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund            NASDAQ-100 Ex-Tech Sector Index(SM)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund       NASDAQ(R) Clean
Edge(R) Green Energy Index(SM) First Trust S&P REIT Index Fund    S&P United States REIT Index
First Trust ISE Water Index Fund                                  ISE Water Index(TM)
First Trust ISE-Revere Natural Gas Index Fund                     ISE-REVERE Natural Gas Index(TM)
First Trust ISE Chindia Index Fund                                ISE ChIndia Index(TM)
First Trust NASDAQ(R) ABA Community Bank Index Fund               NASDAQ OMX(R) ABA Community Bank Index(SM)
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund             CBOE(R) VIX(R) Tail Hedge Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using the data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at closing bid price.

      Overnight repurchase agreements are fair valued at cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            O     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2015, is included with each Fund's Portfolio of Investments.

B. CALL OPTIONS

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund ("VIXH") is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index") to hedge against changes in the value of equities. Also, VIXH may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When VIXH purchases a call option, the premium paid represents the cost of the call option, which is included in "Investments, at cost" on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If VIXH elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. VIXH, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If VIXH elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is presented separately as "Net realized gain (loss) on Options" on the Statements of Operations.

For the six months ended June 30, 2015, VIXH recorded a change in unrealized gain of $39,211 on the options, which is included in the "Net change in unrealized appreciation (depreciation) on Options" on the Statements of Operations. For the six months ended June 30, 2015, VIXH recorded a realized loss on options of $177,039, which is included in "Net realized gain (loss) on Options" on the Statements of Operations.

At June 30, 2015, VIXH held 450 options contracts with a notional value of $9,000. This is representative of contracts held throughout the period.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in master limited partnerships ("MLPs") generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

D. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. In addition, Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifies exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities". For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, QQEW, QQXT, QCLN, FCG and FNI have securities in the securities lending program. During the six months ended June 30, 2015, QQEW, QQXT, QCLN, FCG and FNI participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2015, were received as collateral for lending securities.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

G. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2014 was as follows:

                                                                                              Distributions       Distributions
                                                                     Distributions paid           paid                paid
                                                                        from Ordinary         from Capital         from Return
                                                                           Income                 Gains             of Capital
                                                                      -----------------     ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                         $ 5,254,521            $      --           $      --
First Trust NASDAQ-100-Technology Sector Index Fund                        3,895,191                   --                  --
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                       905,596                   --                  --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                  857,050                   --                  --
First Trust S&P REIT Index Fund                                            6,113,911                   --                  --
First Trust ISE Water Index Fund                                           1,479,820                   --                  --
First Trust ISE-Revere Natural Gas Index Fund                              3,518,320                   --                  --
First Trust ISE Chindia Index Fund                                           666,211                   --                  --
First Trust NASDAQ(R)ABA Community Bank Index Fund                         1,203,186                   --                  --
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                         75,215                   --                  --

As of December 31, 2014, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                              Accumulated
                                                                        Undistributed         Capital and        Net Unrealized
                                                                          Ordinary               Other            Appreciation
                                                                           Income             Gain (Loss)        (Depreciation)
                                                                      -----------------     ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                         $        --         $ (11,532,722)      $  47,581,252
First Trust NASDAQ-100-Technology Sector Index Fund                               --           (19,383,122)         72,865,180
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                            --            (3,390,125)         18,131,197
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                      510           (33,892,581)        (10,131,044)
First Trust S&P REIT Index Fund                                                   --                    --          15,589,241
First Trust ISE Water Index Fund                                                  --           (11,005,926)         20,347,484
First Trust ISE-Revere Natural Gas Index Fund                                307,369          (222,154,984)       (181,910,544)
First Trust ISE Chindia Index Fund                                           (80,940)          (52,194,028)          7,446,725
First Trust NASDAQ(R) ABA Community Bank Index Fund                           19,925              (997,841)          5,287,490
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                             56              (486,881)            576,540

H. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of June 30, 2015, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2014, the Funds, except for First Trust S&P REIT Index Fund, had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                         Capital      Capital      Capital      Capital
                                                           Loss        Loss         Loss         Loss         Post-        Total
                                                        Available    Available    Available    Available   Enactment -    Capital
                                                         Through      Through      Through      Through        No           Loss
                                                           2015        2016         2017         2018      Expiration    Available
                                                        ----------  -----------  -----------  -----------  -----------  ------------
First Trust NASDAQ-100 Equal Weighted Index Fund        $   54,385  $ 1,957,170  $ 4,681,103  $        --  $ 4,840,064  $ 11,532,722
First Trust NASDAQ-100-Technology Sector
   Index Fund                                              311,155    1,421,664    2,016,911           --   15,633,392    19,383,122
First Trust NASDAQ-100 Ex-Technology Sector
   Index Fund                                                7,779      143,597    1,051,894       80,899    2,105,956     3,390,125
First Trust NASDAQ(R) Clean Edge(R) Green Energy
   Index Fund                                              141,332    4,246,707    7,483,633    5,884,801   16,136,108    33,892,581
First Trust ISE Water Index Fund                               592      318,246    5,768,328    2,198,674    2,720,086    11,005,926
First Trust ISE-Revere Natural Gas Index Fund                5,274    7,264,703   32,569,413   40,089,981  142,225,613   222,154,984
First Trust ISE Chindia Index Fund                              --   11,116,593   11,686,955    7,245,147   22,145,333    52,194,028
First Trust NASDAQ(R) ABA Community Bank Index Fund             --           --        4,787      116,604      876,450       997,841
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund           --           --          --            --      486,881       486,881

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2014, the following Fund incurred and elected to defer net ordinary and capital losses as follows:

                                                         Qualified Late Year Losses
                                                      ---------------------------------
                                                      Ordinary Losses    Capital Losses
                                                      ---------------    --------------
First Trust ISE Chindia Index Fund                       $  80,940           $    --

During the taxable year ended December 31, 2014, the following Funds utilized capital loss carryforwards in the following amounts:

                                                                     Post-Enactment
                                                                      Capital Loss
                                                                  Carryforward Utilized
                                                                  ---------------------
First Trust NASDAQ-100-Technology Sector Index Fund                    $  729,315
First Trust ISE Water Index Fund                                        1,446,319
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                      56,236

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (the "Unitary Fee Fund"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                    LICENSOR
First Trust NASDAQ-100 Equal Weighted Index Fund                        The NASDAQ Stock Market LLC
First Trust NASDAQ-100-Technology Sector Index Fund                     The NASDAQ Stock Market LLC
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                  The NASDAQ Stock Market
LLC First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund         The NASDAQ Stock
Market LLC /Clean Edge(R), Inc. First Trust S&P REIT Index Fund         Standard & Poor's Financial Services, LLC
First Trust ISE Water Index Fund                                        International Securities Exchange, LLC
First Trust ISE-Revere Natural Gas Index Fund                           International Securities Exchange, LLC
First Trust ISE Chindia Index Fund                                      International Securities Exchange, LLC
First Trust NASDAQ(R) ABA Community Bank Index Fund                     The NASDAQ Stock Market LLC
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                   Standard & Poor's Financial Services, LLC

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. With the exception of the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, the respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, First Trust is paid an annual unitary management fee of 0.60% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest, and extraordinary expenses.

First Trust is entitled to receive monthly fees from the remaining Funds calculated at the following annual rates:

                                                                   % of Average
                                                                 Daily Net Assets
                                                                 ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       0.40%
First Trust NASDAQ-100-Technology Sector Index Fund                    0.40%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                 0.40%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund            0.40%
First Trust S&P REIT Index Fund                                        0.30%
First Trust ISE Water Index Fund                                       0.40%
First Trust ISE-Revere Natural Gas Index Fund                          0.40%
First Trust ISE Chindia Index Fund                                     0.40%
First Trust NASDAQ(R) ABA Community Bank Index Fund                    0.40%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

For such Funds, the Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least April 30, 2017.

                                                                    Expense Cap
                                                                 ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       0.60%
First Trust NASDAQ-100-Technology Sector Index Fund                    0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                 0.60%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund            0.60%
First Trust S&P REIT Index Fund                                        0.50%
First Trust ISE Water Index Fund                                       0.60%
First Trust ISE-Revere Natural Gas Index Fund                          0.60%
First Trust ISE Chindia Index Fund                                     0.60%
First Trust NASDAQ(R) ABA Community Bank Index Fund                    0.60%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended June 30, 2015 and fees waived or expenses borne by First Trust subject to recovery from each Fund for the periods indicated were as follows:

                                                                          Fees Waived or Expenses Borne
                                                                        by First Trust Subject to Recovery
                                                             --------------------------------------------------------
                                  Advisory                       Year          Year           Year        Six Months
                                    Fee          Expense        Ended         Ended          Ended          Ended
                                  Waivers     Reimbursement   12/31/2012    12/31/2013     12/31/2014     6/30/2015         Total
                                 ----------   -------------  ------------  ------------   ------------   ------------   ------------
First Trust NASDAQ-100 Equal
   Weighted Index Fund           $      927     $      --     $  36,750      $  56,300     $  41,566      $     927      $  135,543
First Trust NASDAQ-100-
   Technology Sector Index Fund       6,172            --        40,062         32,509        33,593          6,172         112,336
First Trust NASDAQ-100 Ex-
   Technology Sector Index Fund      19,624            --        34,182         44,451        40,262         19,624         138,519
First Trust NASDAQ(R) Clean
   Edge(R) Green Energy Index
   Fund                              16,682            --        34,412         50,502        50,372         16,682         151,968
First Trust S&P REIT Index Fund          --            --            --             --            --             --              --
First Trust ISE Water Index
   Fund                                  --            --            --             --            --             --              --
First Trust ISE-Revere Natural
   Gas Index Fund                     3,101            --        65,278         11,985        42,386          3,101         122,750
First Trust ISE Chindia Index
   Fund                              12,821            --        41,395         35,100        33,734         12,821         123,050
First Trust NASDAQ(R) ABA
   Community Bank Index Fund         17,031            --        25,970         40,775        37,176         17,031         120,952

During the six months ended June 30, 2015, First Trust recovered fees that were previously waived from First Trust S&P REIT Index Fund of $4,444.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2015, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust NASDAQ-100 Equal Weighted Index Fund                   $  52,645,152     $  52,402,960
First Trust NASDAQ-100-Technology Sector Index Fund                   20,996,813        20,823,386
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                13,690,991        13,555,451
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund           18,420,802        18,312,279
First Trust S&P REIT Index Fund                                       14,647,160        12,404,398
First Trust ISE Water Index Fund                                      10,003,926        10,277,545
First Trust ISE-Revere Natural Gas Index Fund                        100,370,085        98,918,789
First Trust ISE Chindia Index Fund                                    77,259,570        77,118,392
First Trust NASDAQ(R) ABA Community Bank Index Fund                    5,950,292         5,877,561
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                    125,201           305,581

For the six months ended June 30, 2015, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust NASDAQ-100 Equal Weighted Index Fund                   $  152,423,292    $  95,400,959
First Trust NASDAQ-100-Technology Sector Index Fund                    44,436,151       64,254,003
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                 33,164,784        8,543,541
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund             4,541,723       12,288,549
First Trust S&P REIT Index Fund                                        90,079,738      206,927,148
First Trust ISE Water Index Fund                                        9,564,675        6,369,964
First Trust ISE-Revere Natural Gas Index Fund                          71,324,234       52,589,318
First Trust ISE Chindia Index Fund                                    238,235,887       11,855,583
First Trust NASDAQ(R) ABA Community Bank Index Fund                     2,017,440       37,879,882
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                          --               --


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund, except First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, according to the fee schedule set forth below:

                     Number of Securities            Creation
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                             1-100                    $  500
                            101-499                   $1,000
                          500 or more                 $1,500

The standard creation transaction fee for First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund is currently $1,500.

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund, except First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, according to the fee schedule set forth below:

                     Number of Securities           Redemption
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                            1-100                     $  500
                           101-499                    $1,000
                         500 or more                  $1,500

The standard redemption transaction fee for First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund is currently $1,500.

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2016.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase exchange-traded fund ("ETF") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that the index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund is subject to issuer specific changes risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

Each Fund will be concentrated in the securities of companies of a given industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the related industry and may subject a Fund to greater market risk than less concentrated funds.

Each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of their corresponding index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

The First Trust NASDAQ-100 Equal Weighted Index Fund and the First Trust NASDAQ-100-Technology Sector Index Fund invest in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

First Trust S&P REIT Index Fund and First Trust NASDAQ(R) ABA Community Bank Index Fund invest in securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations. The downturn in the U.S. and world economies has adversely affected banks, thrifts and other companies in the financials sector.

The First Trust ISE Chindia Index Fund, the First Trust NASDAQ-100 Equal Weighted Index Fund, the First Trust NASDAQ-100-Technology Sector Index Fund, the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100 Equal Weighted Index Fund invest in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust ISE-Revere Natural Gas Index Fund invests in the securities of companies in the energy sector. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. In addition, recent oil prices have been at historic highs and extremely volatile.

The First Trust ISE Water Index Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in the securities of companies in the industrials sector. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust S&P REIT Index Fund invests in companies in the real estate industry, including real estate investment trusts ("REITs") and is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. Furthermore, increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund invests in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulations.

The First Trust ISE Water Index Fund invests in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

The Funds may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

Because a Fund's corresponding index may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the investments of certain Funds, including but not limited to, the First Trust ISE Chindia Index Fund, the First Trust ISE-Revere Natural Gas Index Fund and the First Trust ISE Water Index Fund involve risks of investing in non-U.S. securities that are in addition to the risk associated with domestic securities. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events. ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invests in renewable and alternative energy companies. You should be aware that share prices of renewable and alternative energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

The First Trust ISE Water Index Fund invests in companies in the potable water and wastewater industries. You should be aware that adverse developments in these industries may significantly affect the value of the shares of the First Trust ISE Water Index Fund. Companies involved in the potable water and wastewater industries are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

The First Trust ISE-Revere Natural Gas Index Fund invests in companies in the natural gas industry. You should be aware that one of the natural gas industry's primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. Additionally, the natural gas industry is sensitive to increased interest rates because of the industry's capital intensive nature. Furthermore, there are additional risks and hazards that are inherent in the natural gas industry that may cause the price of natural gas to widely fluctuate.

The First Trust ISE Chindia Index Fund invests in the securities of Chinese and Indian companies. You should be aware that investments in such companies are subject to additional risks, which are associated with possible adverse economic, political and social developments in those countries.

The First Trust NASDAQ(R) ABA Community Bank Index Fund is concentrated in the securities of NASDAQ(R) listed community banks as defined by its corresponding index which involves additional risks, including limited diversification. These companies are subject to certain risks, including the adverse effects of volatile interest rates, economic recession, increased competition from new entrants in the field, and potential increased regulation. The financial performance of these companies may also be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in their local markets and the United States as a whole. These companies may also be subject to interest rate risks and changes in monetary policy as their earnings are largely dependent upon their net interest income and lending risks that could further increase because of increases in interest rates and/or continuing economic weakness.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund's use of options and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The option positions employed, as dictated by the attempt to replicate the Index, may present additional risk. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock (although they generally move in the same direction).

Unlike most exchange-traded funds, the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund may effect a portion of creations and redemptions for cash, rather than in-kind securities. Particularly, the call option portion of the Fund's portfolio, if applicable, may be redeemed for cash. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because the Fund may effect a portion of redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

          NOT FDIC     INSURED NOT BANK GUARANTEED     MAY LOSE VALUE

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
                                   AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following ten series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
      First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
      First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT) First Trust ISE Chindia Index Fund (FNI)
      First Trust ISE Water Index Fund (FIW)
      First Trust ISE-Revere Natural Gas Index Fund (FCG)
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN) First Trust S&P REIT Index Fund (FRI)
      First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)
      First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2016, at a meeting held on March 8-9, 2015. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund (the unitary fee for VIXH) as compared to fees charged to a peer group of funds (substantially all of which were exchange-traded funds or "ETFs") compiled by Management Practice Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's MPI Peer Group; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. The Board applied its business

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee (unitary fee for VIXH).

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Adviser's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the advisory fee payable by each Fund under the Agreement. The Board considered that the Advisor agreed to extend the current expense cap for each Fund (other than VIXH, which pays a unitary fee and thus is not subject to an expense cap) through April 30, 2016. For each Fund other than VIXH, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor. For VIXH, the Board considered the unitary fee payable by the Fund under the Agreement, noting that the Fund pays the Advisor a fee equal to an annual rate of 0.60% of its average daily net assets and that the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board considered the advisory fees charged by the Advisor to other First Trust ETFs not paying a unitary fee and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the advisory fees charged to the Funds. The Board also compared each Fund's total expense ratio and VIXH's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee. The Board also reviewed data prepared by MPI showing the advisory fee and expense ratio of each Fund (unitary fee for VIXH) as compared to the fees and expense ratios of the peer funds in each Fund's MPI Peer Group. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee and because VIXH pays a unitary fee, the Board determined that expense ratios were the most relevant data point. Based on the information provided, the Board noted that the total (net) expense ratios of QCLN, FIW, FNI and VIXH (based on its unitary fee) were at or below the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group and that the total (net) expense ratios of FCG, QABA, FRI, QQEW, QTEC and QQXT were above the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group. The Independent Trustees discussed with representatives of the Advisor and independent counsel limitations in creating peer groups for ETFs and different business models that affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the MPI data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to its respective MPI Peer Group and to a broad-based benchmark, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking error.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fee for each Fund (unitary fee for VIXH) was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

The Board noted that the Advisor has made and is making significant investments in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. For VIXH, the Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2014 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

Subsequently, in an effort to align contract dates with other funds advised by First Trust, the Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2016, at a meeting held on June 16, 2015. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on March 8-9, 2015, April 20, 2015 and June 16, 2015, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund (the unitary fee for VIXH) as compared to fees charged to a peer group of funds (substantially all of which were exchange-traded funds or "ETFs") selected by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's MPI Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on March 8-9, 2015, and additional materials at a special meeting held on April 20, 2015, at each of which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those were considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 16, 2015 meeting, as well as at the meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee (unitary fee for VIXH).

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund's investment objective and policies.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2015 (UNAUDITED)

The Board considered the advisory fee (unitary fee for VIHX) payable by each Fund under the Agreements. The Board considered that the Advisor agreed to extend the current expense cap for each Fund (other than VIXH, which pays a unitary fee and thus is not subject to an expense cap) through April 30, 2017. For each Fund other than VIXH, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor. For VIXH, the Board considered the unitary fee payable by the Fund under the Agreement, noting that the Fund pays the Advisor a fee equal to an annual rate of 0.60% of its average daily net assets and that the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board considered the advisory fees charged by the Advisor to other First Trust ETFs not paying a unitary fee and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the advisory fees charged to the Funds. The Board also compared each Fund's total expense ratio and VIXH's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee. The Board also reviewed data prepared by MPI showing the advisory fee and expense ratio of each Fund (unitary fee for VIXH) as compared to the fees and expense ratios of the peer funds in each Fund's MPI Peer Group. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee and because VIXH pays a unitary fee, the Board determined that expense ratios were the most relevant data point. Based on the information provided, the Board noted that the total (net) expense ratios of QCLN, FIW, FNI and VIXH (based on its unitary fee) were at or below the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group and that the total (net) expense ratios of FCG, QABA, FRI, QQEW, QTEC and QQXT were above the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group. The Independent Trustees discussed with representatives of the Advisor and independent counsel limitations in creating peer groups for ETFs and different business models that affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the MPI data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information for periods ended December 31, 2014 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to its respective MPI Peer Group and to a broad-based benchmark, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking error.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fee for each Fund (unitary fee for VIXH) was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreements.

The Board noted that the Advisor has made and continues to make significant investments in personnel and infrastructure and considered whether the Funds' fee levels reflect any economies of scale for the benefit of shareholders. For VIXH, the Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

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



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



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


FIRST TRUST

First Trust Exchange-Traded Fund


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            First Trust Exchange-Traded Fund
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 14, 2015
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 14, 2015
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 14, 2015
     -------------------

* Print the name and title of each signing officer under his or her signature.